UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6093

Name of Registrant: Vanguard Institutional Index Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 – June 30, 2008

Item 1: Reports to Shareholders

>  For the fiscal half-year ended June 30, 2008, Vanguard Institutional Index Fund returned –11.9%, closely tracking the performance of its target benchmark.

>  The biggest detractors for the period were financials and information technology, both struggling in a challenging economic environment.

>  Two bright spots for the fund were energy and materials, the only sectors with positive results for the six-month period.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	8
About Your Fund’s Expenses	23
Trustees Approve Advisory Arrangement	25
Glossary	26

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Institutional Index Fund
Institutional Shares[1]	VINIX	–11.9%
Institutional Plus Shares[2]	VIIIX	–11.9
S&P 500 Index		–11.9
Average Large-Cap Core Fund[3]		–11.5

Your Fund’s Performance at a Glance
December 31, 2007–June 30, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Index Fund
Institutional Shares	$134.14	$116.97	$1.199	$0.000
Institutional Plus Shares	134.14	116.97	1.214	0.000

1  This class of shares carries low expenses and is available for a minimum investment of $5 million.

2  This class of shares also carries low expenses and is available for a minimum investment of $200 million.

3  Derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

Vanguard Institutional Index Fund returned –11.9% for each of its share classes during the tumultuous six months ended June 30, 2008, closely tracking the performance of its target, the Standard & Poor’s 500 Index. The fund’s return was a bit below the average return of large-cap core funds.

Stocks worldwide struggled in downbeat economic environment

The broad U.S. stock market faltered during the half-year as investors digested a series of dispiriting economic developments. Prices for oil and other commodities soared to new highs, the housing market further deteriorated, consumer confidence wavered, and unresolved problems in the credit markets haunted the financial sector.

Against that backdrop, U.S. stocks grew increasingly volatile, falling in the first three months, then rallying in April and May before falling again (sharply) in June. For the six months ended June 30, the broad U.S. market returned –10.9%. Small-capitalization stocks performed better than large-caps, and growth stocks outpaced their value-oriented counterparts.

International stocks traced a similar path, and only a handful of major foreign markets posted positive results for the period.

Bond investors continued to prefer short-term, high-quality issues

Bonds fared better than stocks during the six months but managed only modest returns. Fixed income investors showed a marked preference for the safety of short-term, high-quality issues, most notably U.S. Treasury securities. The broad taxable bond market returned 1.1%. The tax-exempt bond market experienced unusual turbulence en route to a flat return for the period.

At its June meeting, the Federal Reserve Board voted to leave its target for the federal funds rate unchanged at 2.00%, marking the end of an aggressive rate-cutting campaign that began in September 2007. The central bank’s decision to hold rates steady signaled its growing concern about near-term inflation.

Financial stocks’ troubles hit the fund especially hard

The S&P 500 Index and Vanguard Institutional Index Fund, like the rest of the broad stock market, had a difficult six months. Extra challenges came from investors’ preference for smaller-cap stocks in the period and from the deep distress in the financial sector—the largest industry group, on average, in the index and the fund.

Market Barometer
	Total Returns
	Periods Ended June 30, 2008
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–11.2%	–12.4%	8.2%
Russell 2000 Index (Small-caps)	–9.4	–16.2	10.3
Dow Jones Wilshire 5000 Index (Entire market)	–10.9	–12.5	8.8
MSCI All Country World Index ex USA (International)	–9.8	–6.2	19.4

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.1%	7.1%	3.9%
Lehman Municipal Bond Index	0.0	3.2	3.5
Citigroup 3-Month Treasury Bill Index	1.1	3.3	3.1

CPI
Consumer Price Index	4.2%	5.0%	3.6%

1 Annualized.

In fact, the financial stocks were by far the largest detractors for the half-year, returning –30% as a group. Risky loans and high levels of write-downs shook investors’ confidence in the market’s largest investment and commercial banks, including Lehman Brothers and Bear Stearns (which was sold to JP Morgan Chase after a dramatic intervention by the Federal Reserve). Mortgage companies, such as Freddie Mac and Fannie Mae, were rocked by the continuing credit crisis.

Information technology stocks also weighed on index returns. Apple and Hewlett-Packard were hurt, as computer and electronics sales hit a rough patch. Internet companies Google and Yahoo! suffered from weakness in online advertising sales.

In the health care sector, pharmaceutical giants Merck and Pfizer suffered from a backlog in the Food and Drug Administration’s approval process along with other regulatory setbacks. Stocks of managed health care companies, such as UnitedHealth Group and WellPoint, were also down for the period. In industrials, General Electric, a large constituent of the index, returned –27% for the six months.

The only two positive areas for the fund were energy and materials. Energy prices continued to surge, lifting the stock prices of production and exploration companies, as well as those of equipment suppliers. The materials sector has continued to benefit from the global boom in commodities prices, as fast-developing Asian markets build new plants, equipment, and infrastructure on a massive scale.

In a choppy market environment, the fund’s tracking stayed tight

During the six months ended June 30, the Institutional Index Fund performed its job well, closely tracking the S&P 500 Index. Although the short-term performance of both the index and the fund was less than stellar, it’s important to remember that short-term performance is mostly just noise.

Since the fund has comprehensive exposure to much of the broad stock market, it can be expected to mirror the market in times of turmoil as well as during more prosperous times. However, neither of these short-lived conditions should be overanalyzed, because it’s inevitable that the market will continue to change. Instead, the focus should be on the fund manager’s proven ability to efficiently and continuously track the index, and to do so at extraordinarily low cost.

4

As I close this report to you, it’s my pleasure to introduce the fund’s new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for them.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president and designated him to succeed me as chief executive officer, a role he will assume later this year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you, as always, for investing

with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 11, 2008

5

Fund Profile

As of June 30, 2008

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	507	500
Median Market Cap	$44.9B	$44.9B
Price/Earnings Ratio	16.2x	16.2x
Price/Book Ratio	2.4x	2.4x
Yield[2]		2.3%
Institutional Shares	2.3%
Institutional Plus Shares	2.3%
Return on Equity	20.8%	20.8%
Earnings Growth Rate	19.7%	19.7%
Foreign Holdings	0.0%	0.0%
Turnover Rate[3]	5%	—
Expense Ratio[3]		—
Institutional Shares	0.05%
Institutional Plus Shares	0.025%
Short-Term Reserves	–0.2%[4]	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	8.1%	8.1%
Consumer Staples	10.8	10.8
Energy	16.2	16.2
Financials	14.2	14.3
Health Care	11.9	11.9
Industrials	11.1	11.1
Information Technology	16.5	16.5
Materials	3.9	3.8
Telecommunication Services	3.3	3.3
Utilities	4.0	4.0

Volatility Measures[5]
Fund Versus
Target Index[1]
R-Squared	1.00
Beta	1.00

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	4.2%
General Electric Co.	industrial
	conglomerates	2.4
Microsoft Corp.	systems software	2.0
Chevron Corp.	integrated oil
	and gas	1.8
AT&T Inc.	integrated
	telecommunication
	services	1.8
The Procter & Gamble Co.	household products	1.7
Johnson & Johnson	pharmaceuticals	1.6
International Business
Machines Corp.	computer hardware	1.5
Apple Inc.	computer hardware	1.3
ConocoPhillips Co.	integrated oil
	and gas	1.3
Top Ten		19.6%

Investment Focus

1  S&P 500 Index.

2  30-day SEC yield for the fund; annualized dividend yield for the index. See the Glossary on pages 26–27.

3  Annualized.

4  The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 26–27.

6  The holdings listed exclude any temporary cash investments and equity index products.

6

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1997–June 30, 2008

Average Annual Total Returns: Periods Ended June 30, 2008

	Inception Date	One Year	Five Years	Ten Years
Institutional Shares	7/31/1990	–13.13%	7.57%	2.92%
Institutional Plus Shares	7/7/1997	–13.10	7.59	2.95

1  Six months ended June 30, 2008.

Note: See Financial Highlights tables on pages 17–18 for dividend and capital gains information.

7

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (8.1%)
	McDonald’s Corp.	6,731,180	378,427
	The Walt Disney Co.	11,313,050	352,967
	Comcast Corp. Class A	17,504,281	332,056
	Time Warner, Inc.	21,248,832	314,483
	Home Depot, Inc.	10,077,194	236,008
	Target Corp.	4,622,645	214,907
	News Corp., Class A	13,671,108	205,613
	Lowe’s Cos., Inc.	8,692,296	180,365
*	Amazon.com, Inc.	1,835,447	134,593
	NIKE, Inc. Class B	2,253,224	134,315
*	Viacom Inc. Class B	3,739,514	114,205
*	DIRECTV Group, Inc.	4,218,879	109,311
	Clear Channel
	Communications, Inc.	2,956,844	104,081
	Johnson Controls, Inc.	3,524,004	101,068
	Staples, Inc.	4,169,488	99,025
	Yum! Brands, Inc.	2,813,268	98,718
	Carnival Corp.	2,593,872	85,494
	Omnicom Group Inc.	1,902,300	85,375
	Best Buy Co., Inc.	2,054,337	81,352
	TJX Cos., Inc.	2,522,379	79,379
	CBS Corp.	4,025,958	78,466
	The McGraw-Hill Cos., Inc.	1,907,983	76,548
*	Kohl’s Corp.	1,821,228	72,922
*	Starbucks Corp.	4,323,437	68,051
*^Ford Motor Co.		13,314,465	64,043
*	Coach, Inc.	2,027,005	58,540
	Fortune Brands, Inc.	912,684	56,961
	Harley-Davidson, Inc.	1,404,883	50,941
	Macy’s Inc.	2,497,281	48,497
	J.C. Penney Co., Inc.
	(Holding Co.)	1,318,320	47,842
	Marriott International, Inc.
	Class A	1,784,828	46,834
	International Game
	Technology	1,838,643	45,929
	Starwood Hotels &
	Resorts Worldwide, Inc.	1,107,871	44,392
	The Gap, Inc.	2,661,707	44,371
*	Bed Bath & Beyond, Inc.	1,536,282	43,170
	H & R Block, Inc.	1,932,217	41,349
*	GameStop Corp. Class A	960,517	38,805

	^General Motors Corp.	3,362,371	38,667
	Genuine Parts Co.	971,847	38,563
	VF Corp.	518,444	36,903
	Mattel, Inc.	2,149,872	36,806
*	Apollo Group, Inc. Class A	819,505	36,271
	Abercrombie & Fitch Co.	516,089	32,348
	Nordstrom, Inc.	1,041,943	31,571
*	AutoZone Inc.	255,239	30,886
*^Sears Holdings Corp.		415,229	30,586
	Tiffany & Co.	746,335	30,413
	Limited Brands, Inc.	1,778,600	29,969
	Gannett Co., Inc.	1,358,767	29,444
	Hasbro, Inc.	823,254	29,407
	Newell Rubbermaid, Inc.	1,644,426	27,610
	Whirlpool Corp.	445,735	27,515
	Sherwin-Williams Co.	586,739	26,949
	Darden Restaurants Inc.	830,062	26,512
*	The Goodyear Tire &
	Rubber Co.	1,428,583	25,472
	Eastman Kodak Co.	1,712,038	24,705
*	Interpublic Group
	of Cos., Inc.	2,803,433	24,110
*	Expedia, Inc.	1,241,126	22,812
	E.W. Scripps Co. Class A	533,131	22,146
	Polo Ralph Lauren Corp.	341,929	21,466
	Black & Decker Corp.	362,747	20,862
	The Stanley Works	465,307	20,860
*	IAC/InterActiveCorp	1,076,457	20,754
	Washington Post Co.
	Class B	34,537	20,270
	Wyndham Worldwide Corp.	1,046,427	18,742
	Snap-On Inc.	340,831	17,727
	D. R. Horton, Inc.	1,632,407	17,712
*	Office Depot, Inc.	1,615,027	17,668
	Family Dollar Stores, Inc.	830,457	16,559
	Leggett & Platt, Inc.	984,060	16,503

8

			Market
			Value•
		Shares	($000)
*	Big Lots Inc.	485,039	15,153
	Harman International
	Industries, Inc.	344,855	14,274
	Wendy’s International, Inc.	520,440	14,166
	^New York Times Co.
	Class A	849,699	13,077
	Pulte Homes, Inc.	1,262,783	12,161
	Lennar Corp. Class A	831,005	10,255
	Centex Corp.	733,908	9,812
	RadioShack Corp.	775,494	9,515
*	AutoNation, Inc.	797,322	7,989
	Liz Claiborne, Inc.	562,046	7,953
	KB Home	455,486	7,711
	Jones Apparel Group, Inc.	512,701	7,050
	Meredith Corp.	218,606	6,184
	^Dillard’s Inc.	338,295	3,914
	Comcast Corp. Special
	Class A	77,829	1,460
*	Viacom Inc. Class A	18,015	551
	CBS Corp. Class A	18,015	351
	News Corp., Class B	4,500	69
			5,379,836
Consumer Staples (10.7%)
	The Procter & Gamble Co.	18,128,710	1,102,407
	Wal-Mart Stores, Inc.	13,816,705	776,499
	Philip Morris
	International Inc.	12,525,409	618,630
	The Coca-Cola Co.	11,862,324	616,604
	PepsiCo, Inc.	9,418,442	598,919
	CVS/Caremark Corp.	8,487,603	335,854
	Anheuser-Busch Cos., Inc.	4,234,477	263,046
	Kraft Foods Inc.	9,002,367	256,117
	Altria Group, Inc.	12,436,746	255,699
	Colgate-Palmolive Co.	3,015,757	208,389
	Walgreen Co.	5,881,685	191,214
	Costco Wholesale Corp.	2,572,883	180,462
	Kimberly-Clark Corp.	2,484,751	148,538
	Archer-Daniels-Midland Co.	3,823,821	129,054
	General Mills, Inc.	1,989,354	120,893
	The Kroger Co.	3,929,029	113,431
	Sysco Corp.	3,566,796	98,122
	Avon Products, Inc.	2,534,295	91,285
	H.J. Heinz Co.	1,871,319	89,543
	Wm. Wrigley Jr. Co.	1,049,672	81,643
	Safeway, Inc.	2,601,202	74,264
	Kellogg Co.	1,507,167	72,374
*	Lorillard, Inc.	1,032,701	71,422
	ConAgra Foods, Inc.	2,895,842	55,832
	Sara Lee Corp.	4,194,924	51,388
	UST, Inc.	877,279	47,908
	Reynolds American Inc.	1,017,007	47,464
	Molson Coors Brewing Co.
	Class B	830,919	45,144
	Campbell Soup Co.	1,279,819	42,823
	The Clorox Co.	818,882	42,746
	SuperValu Inc.	1,259,730	38,913
	Brown-Forman Corp.
	Class B	500,912	37,854

	The Hershey Co.	995,421	32,630
	The Estee Lauder Cos. Inc.
	Class A	679,406	31,558
	Coca-Cola Enterprises, Inc.	1,708,606	29,559
	McCormick & Co., Inc.	761,350	27,150
	Tyson Foods, Inc.	1,618,737	24,184
*	Constellation Brands, Inc.
	Class A	1,160,536	23,048
	The Pepsi Bottling
	Group, Inc.	803,268	22,427
	Whole Foods Market, Inc.	832,860	19,730
*	Dean Foods Co.	902,680	17,711
	Wm. Wrigley Jr. Co.
	Class B	224,830	17,492
			7,149,970
Energy (16.1%)
	ExxonMobil Corp.	31,374,887	2,765,069
	Chevron Corp.	12,282,039	1,217,518
	ConocoPhillips Co.	9,158,965	864,515
	Schlumberger Ltd.	7,084,958	761,137
	Occidental Petroleum Corp.	4,873,272	437,912
	Devon Energy Corp.	2,649,606	318,377
*	Transocean, Inc.	1,893,394	288,534
	Apache Corp.	1,980,878	275,342
	Halliburton Co.	5,180,625	274,936
*	National Oilwell Varco Inc.	2,465,474	218,737
	Marathon Oil Corp.	4,203,890	218,056
	Hess Corp.	1,668,161	210,505
	Anadarko Petroleum Corp.	2,779,906	208,048
	XTO Energy, Inc.	3,032,972	207,789
*	Weatherford
	International Ltd.	4,035,652	200,128
	EOG Resources, Inc.	1,474,192	193,414
	Chesapeake Energy Corp.	2,856,055	188,385
	Baker Hughes, Inc.	1,828,962	159,742
	Peabody Energy Corp.	1,612,219	141,956
	Williams Cos., Inc.	3,471,019	139,917
	Valero Energy Corp.	3,138,470	129,242
	CONSOL Energy, Inc.	1,085,257	121,950
	Murphy Oil Corp.	1,127,982	110,599
	Spectra Energy Corp.	3,758,372	108,016
	Noble Corp.	1,595,897	103,669
	Noble Energy, Inc.	1,022,608	102,833
	Smith International, Inc.	1,193,037	99,189
*	Southwestern Energy Co.	2,030,730	96,683
	El Paso Corp.	4,170,865	90,675
*	Nabors Industries, Inc.	1,671,560	82,291
*	Cameron
	International Corp.	1,286,702	71,219
	ENSCO International, Inc.	857,281	69,217
	Range Resources Corp.	917,639	60,142
	BJ Services Co.	1,745,225	55,742

9

		Market
		Value•
	Shares	($000)
Cabot Oil & Gas Corp.	580,682	39,330
Massey Energy Co.	397,748	37,289
Rowan Cos., Inc.	668,146	31,236
Sunoco, Inc.	694,004	28,239
Tesoro Corp.	818,225	16,176
		10,743,754
Financials (14.2%)
JPMorgan Chase & Co.	20,504,949	703,525
Bank of America Corp.	26,441,058	631,148
Citigroup, Inc.	32,328,414	541,824
Wells Fargo & Co.	19,611,262	465,767
American International
Group, Inc.	15,965,447	422,446
The Goldman Sachs
Group, Inc.	2,340,833	409,412
U.S. Bancorp	10,336,115	288,274
American Express Co.	6,878,872	259,127
Bank of New York
Mellon Corp.	6,792,134	256,946
Morgan Stanley	6,574,659	237,148
MetLife, Inc.	4,217,994	222,583
Wachovia Corp.	12,694,100	197,139
Merrill Lynch & Co., Inc.	5,851,174	185,541
AFLAC Inc.	2,822,693	177,265
State Street Corp.	2,533,448	162,115
The Travelers Cos., Inc.	3,590,504	155,828
Prudential Financial, Inc.	2,589,329	154,686
The Allstate Corp.	3,270,672	149,110
CME Group, Inc.	323,586	123,995
Fannie Mae	6,320,575	123,314
The Hartford Financial
Services Group Inc.	1,869,211	120,695
Simon Property
Group, Inc. REIT	1,334,685	119,975
PNC Financial
Services Group	2,053,832	117,274
Charles Schwab Corp.	5,514,506	113,268
ACE Ltd.	1,976,767	108,900
The Chubb Corp.	2,170,461	106,374
Loews Corp.	2,149,820	100,827
T. Rowe Price Group Inc.	1,542,051	87,080
Franklin Resources Corp.	926,422	84,907
Capital One Financial Corp.	2,228,394	84,701
ProLogis REIT	1,556,750	84,609
Lehman Brothers
Holdings, Inc.	4,137,194	81,958
Aon Corp.	1,774,089	81,502
Marsh & McLennan
Cos., Inc.	3,038,155	80,663
NYSE Euronext	1,573,697	79,723
Northern Trust Corp.	1,137,338	77,987
SunTrust Banks, Inc.	2,090,702	75,725
Progressive Corp. of Ohio	4,023,630	75,322
BB&T Corp.	3,247,589	73,948
Vornado Realty Trust REIT	802,691	70,637
Lincoln National Corp.	1,539,848	69,786
The Principal
Financial Group, Inc.	1,537,326	64,522

	Boston Properties, Inc.
	REIT	710,769	64,126
	Freddie Mac	3,840,680	62,987
	Equity Residential REIT	1,606,364	61,476
	Public Storage, Inc. REIT	733,256	59,240
	General Growth
	Properties Inc. REIT	1,588,485	55,645
	Ameriprise Financial, Inc.	1,319,142	53,649
*	SLM Corp.	2,772,567	53,649
	Kimco Realty Corp. REIT	1,506,616	52,008
	Hudson City Bancorp, Inc.	3,082,952	51,424
	Leucadia National Corp.	1,050,370	49,304
*	IntercontinentalExchange Inc.	419,112	47,779
	Genworth Financial Inc.	2,570,792	45,786
	Regions Financial Corp.	4,125,915	45,014
	HCP, Inc. REIT	1,395,066	44,377
	Plum Creek Timber
	Co. Inc. REIT	1,016,303	43,406
	Host Hotels &
	Resorts Inc. REIT	3,097,924	42,287
	Unum Group	2,053,181	41,988
	^Moody’s Corp.	1,204,773	41,492
	Avalonbay
	Communities, Inc. REIT	457,099	40,755
	Assurant, Inc.	568,780	37,517
	Discover Financial Services	2,846,761	37,492
	Legg Mason Inc.	838,136	36,518
	Safeco Corp.	533,913	35,858
	Fifth Third Bancorp	3,412,798	34,742
	M & T Bank Corp.	457,647	32,282
	KeyCorp	2,883,699	31,663
	Torchmark Corp.	532,644	31,240
	^Washington Mutual, Inc.	6,288,340	31,001
	^American Capital
	Strategies, Ltd.	1,204,794	28,638
	Developers Diversified
	Realty Corp. REIT	711,544	24,698
	Cincinnati Financial Corp.	967,758	24,581
	Marshall & Ilsley Corp.	1,535,621	23,541
	Janus Capital Group Inc.	868,062	22,978
	Comerica, Inc.	890,787	22,831
	XL Capital Ltd. Class A	1,063,345	21,862
	^National City Corp.	4,516,317	21,543
	Sovereign Bancorp, Inc.	2,845,729	20,945
	Zions Bancorp	638,645	20,111
*	CB Richard Ellis Group, Inc.	1,032,557	19,825
	Apartment Investment &
	Management Co.
	Class A REIT	532,208	18,127
	Federated Investors, Inc.	514,576	17,712
	Countrywide
	Financial Corp.	3,465,498	14,728

10

			Market
			Value•
		Shares	($000)
	Huntington Bancshares Inc.	2,163,872	12,485
	CIT Group Inc.	1,678,125	11,428
*^E*TRADE Financial Corp.		2,811,227	8,827
	First Horizon National Corp.	1,102,603	8,192
	^MBIA, Inc.	1,244,353	5,463
	^MGIC Investment Corp.	736,852	4,502
			9,445,298
Health Care (11.9%)
	Johnson & Johnson	16,734,752	1,076,714
	Pfizer Inc.	40,172,532	701,814
	Abbott Laboratories	9,164,010	485,418
	Merck & Co., Inc.	12,746,409	480,412
	Wyeth	7,917,455	379,721
	Medtronic, Inc.	6,668,751	345,108
*	Amgen, Inc.	6,465,162	304,897
*	Gilead Sciences, Inc.	5,477,589	290,038
	Eli Lilly & Co.	5,874,019	271,145
	Bristol-Myers Squibb Co.	11,754,916	241,328
	Baxter International, Inc.	3,725,395	238,202
	UnitedHealth Group Inc.	7,296,396	191,530
	Schering-Plough Corp.	9,628,140	189,578
*	Celgene Corp.	2,588,346	165,318
*	WellPoint Inc.	3,124,709	148,924
	Covidien Ltd.	2,965,846	142,034
*	Medco Health
	Solutions, Inc.	3,008,916	142,021
*	Thermo Fisher
	Scientific, Inc.	2,483,362	138,398
	Becton, Dickinson & Co.	1,449,111	117,813
	Aetna Inc.	2,878,968	116,685
*	Genzyme Corp.	1,587,302	114,317
	Cardinal Health, Inc.	2,119,202	109,308
*	Boston Scientific Corp.	7,996,957	98,283
*	Biogen Idec Inc.	1,739,766	97,235
	Allergan, Inc.	1,826,282	95,058
*	Express Scripts Inc.	1,491,436	93,543
*	Zimmer Holdings, Inc.	1,374,573	93,540
	McKesson Corp.	1,646,591	92,061
	Stryker Corp.	1,418,003	89,164
*	St. Jude Medical, Inc.	2,012,269	82,262
*	Forest Laboratories, Inc.	1,809,905	62,876
*	Intuitive Surgical, Inc.	229,825	61,915
	CIGNA Corp.	1,667,316	59,006
	C.R. Bard, Inc.	589,555	51,851
*	Laboratory Corp. of
	America Holdings	661,157	46,036
	Quest Diagnostics, Inc.	937,217	45,427
*	Humana Inc.	1,004,813	39,961
*	Varian Medical Systems, Inc.	746,124	38,687
*	Waters Corp.	594,297	38,332
	AmerisourceBergen Corp.	955,372	38,205
*	Hospira, Inc.	944,730	37,893
	Applera Corp.–Applied
	Biosystems Group	1,001,857	33,542
*	Barr Pharmaceuticals Inc.	641,924	28,938
*	Coventry Health Care Inc.	899,924	27,376
	IMS Health, Inc.	1,074,459	25,035
*	Patterson Cos.	765,334	22,493

*	Millipore Corp.	326,686	22,169
	^Mylan Inc.	1,808,357	21,827
	PerkinElmer, Inc.	703,294	19,587
*	Watson
	Pharmaceuticals, Inc.	620,427	16,857
*	Tenet Healthcare Corp.	2,846,138	15,825
*	King Pharmaceuticals, Inc.	1,456,466	15,249
			7,900,956
Industrials (11.1%)
	General Electric Co.	59,186,893	1,579,698
	United Parcel Service, Inc.	6,061,994	372,631
	United Technologies Corp.	5,778,964	356,562
	The Boeing Co.	4,462,085	293,248
	3M Co.	4,182,160	291,036
	Caterpillar, Inc.	3,650,337	269,468
	Union Pacific Corp.	3,068,645	231,683
	Emerson Electric Co.	4,636,284	229,264
	Honeywell International Inc.	4,403,688	221,417
	General Dynamics Corp.	2,366,442	199,254
	Lockheed Martin Corp.	2,006,048	197,917
	Deere & Co.	2,558,963	184,578
	Burlington Northern
	Santa Fe Corp.	1,740,993	173,908
	CSX Corp.	2,404,682	151,038
	FedEx Corp.	1,840,815	145,038
	Raytheon Co.	2,491,232	140,206
	Norfolk Southern Corp.	2,231,270	139,834
	Northrop Grumman Corp.	2,031,564	135,912
	Danaher Corp.	1,512,523	116,918
	Tyco International, Ltd.	2,862,887	114,630
	Illinois Tool Works, Inc.	2,359,462	112,098
	Waste Management, Inc.	2,914,073	109,890
	Fluor Corp.	526,191	97,914
	PACCAR, Inc.	2,168,317	90,701
	Eaton Corp.	977,481	83,056
	Precision Castparts Corp.	827,272	79,724
	Cummins Inc.	1,206,556	79,053
	Parker Hannifin Corp.	995,849	71,024
	Textron, Inc.	1,480,166	70,944
	Ingersoll-Rand Co.	1,886,994	70,630
	ITT Industries, Inc.	1,079,024	68,335
	L-3 Communications
	Holdings, Inc.	728,262	66,177
*	Jacobs Engineering
	Group Inc.	723,325	58,372
	Southwest Airlines Co.	4,345,509	56,665
	C.H. Robinson
	Worldwide Inc.	1,013,443	55,577
	Expeditors International
	of Washington, Inc.	1,266,715	54,469
	Dover Corp.	1,122,907	54,315
	Rockwell Collins, Inc.	953,613	45,735

11

			Market
			Value•
		Shares	($000)
	Pitney Bowes, Inc.	1,231,278	41,987
	Cooper Industries, Inc.
	Class A	1,032,681	40,791
	Rockwell Automation, Inc.	870,665	38,074
	R.R. Donnelley & Sons Co.	1,259,741	37,402
	Goodrich Corp.	742,808	35,254
	Masco Corp.	2,143,648	33,720
	W.W. Grainger, Inc.	385,929	31,569
*	Terex Corp.	595,148	30,573
	Pall Corp.	710,331	28,186
	Avery Dennison Corp.	632,433	27,783
	Equifax, Inc.	769,208	25,861
*	Allied Waste Industries, Inc.	2,003,460	25,284
	The Manitowoc Co., Inc.	772,320	25,124
	Ryder System, Inc.	340,220	23,434
	Robert Half
	International, Inc.	939,534	22,521
	Cintas Corp.	776,056	20,573
*	Monster Worldwide Inc.	735,274	15,154
*	Raytheon Co.
	Warrants Exp. 6/16/11	20,998	408
			7,372,617
Information Technology (16.4%)
	Microsoft Corp.	47,560,836	1,308,399
	International Business
	Machines Corp.	8,155,948	966,725
*	Apple Inc.	5,234,989	876,547
*	Cisco Systems, Inc.	35,077,019	815,891
	Intel Corp.	34,013,419	730,608
*	Google Inc.	1,379,980	726,449
	Hewlett-Packard Co.	14,644,287	647,424
*	Oracle Corp.	23,554,683	494,648
	QUALCOMM Inc.	9,612,024	426,485
*	Dell Inc.	12,000,897	262,580
	Texas Instruments, Inc.	7,854,151	221,173
	Corning, Inc.	9,351,968	215,563
*	EMC Corp.	12,275,677	180,330
*	eBay Inc.	6,564,374	179,404
*	Yahoo! Inc.	8,170,227	168,797
	Applied Materials, Inc.	8,048,710	153,650
	Automatic Data
	Processing, Inc.	3,078,428	128,986
*	Adobe Systems, Inc.	3,158,187	124,401
	Western Union Co.	4,394,231	108,625
	Tyco Electronics Ltd.	2,837,901	101,654
	Motorola, Inc.	13,392,743	98,303
*	Symantec Corp.	4,988,941	96,536
*	Electronic Arts Inc.	1,890,872	84,011
*	MEMC Electronic
	Materials, Inc.	1,352,525	83,234
*	Agilent Technologies, Inc.	2,138,473	76,001
	Electronic Data
	Systems Corp.	2,986,295	73,582
*	Broadcom Corp.	2,656,341	72,492
	Xerox Corp.	5,339,431	72,403
*	Juniper Networks, Inc.	3,117,641	69,149
*	NVIDIA Corp.	3,294,480	61,673
	Paychex, Inc.	1,904,560	59,575

*	Cognizant Technology
	Solutions Corp.	1,715,544	55,772
	Analog Devices, Inc.	1,720,414	54,658
	CA, Inc.	2,318,543	53,535
*	Intuit, Inc.	1,906,386	52,559
*	Sun Microsystems, Inc.	4,636,352	50,443
*	Autodesk, Inc.	1,330,297	44,977
*	NetApp, Inc.	2,040,121	44,189
*	Fiserv, Inc.	973,635	44,174
*	VeriSign, Inc.	1,156,181	43,704
	Linear Technology Corp.	1,317,687	42,917
*	Computer Sciences Corp.	897,392	42,034
	Xilinx, Inc.	1,658,667	41,881
	KLA-Tencor Corp.	1,009,806	41,109
*	BMC Software, Inc.	1,134,501	40,842
	Fidelity National
	Information Services, Inc.	1,019,673	37,636
	Altera Corp.	1,780,132	36,849
*	Akamai Technologies, Inc.	999,037	34,756
	Microchip Technology, Inc.	1,096,741	33,494
*	Citrix Systems, Inc.	1,087,625	31,987
*	Affiliated Computer
	Services, Inc. Class A	572,369	30,616
*	Micron Technology, Inc.	4,518,855	27,113
	National
	Semiconductor Corp.	1,281,623	26,325
	Total System Services, Inc.	1,175,771	26,126
*	SanDisk Corp.	1,333,511	24,937
*	Teradata Corp.	1,067,356	24,699
*	LSI Corp.	3,785,340	23,242
*^ Advanced Micro
	Devices, Inc.	3,603,171	21,006
	Jabil Circuit, Inc.	1,242,443	20,388
	Molex, Inc.	824,690	20,131
*	Lexmark International, Inc.	565,464	18,903
*	JDS Uniphase Corp.	1,364,867	15,505
*	Compuware Corp.	1,553,630	14,822
*	Novellus Systems, Inc.	592,386	12,553
*	Ciena Corp.	535,169	12,400
*	Novell, Inc.	2,102,389	12,383
*	QLogic Corp.	784,206	11,442
*	Teradyne, Inc.	1,014,986	11,236
*	Tellabs, Inc.	2,357,672	10,963
*	Convergys Corp.	732,875	10,891
*	Unisys Corp.	2,117,016	8,362
			10,896,857
Materials (3.9%)
	Monsanto Co.	3,258,929	412,059
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	2,275,060	266,614
	E.I. du Pont de
	Nemours & Co.	5,348,934	229,416
	Dow Chemical Co.	5,525,073	192,880

12

		Market
		Value•
	Shares	($000)
Praxair, Inc.	1,859,192	175,210
Alcoa Inc.	4,840,340	172,413
Newmont Mining Corp.
(Holding Co.)	2,695,994	140,623
Nucor Corp.	1,862,076	139,041
United States Steel Corp.	698,623	129,092
Air Products &
Chemicals, Inc.	1,251,053	123,679
Weyerhaeuser Co.	1,254,620	64,161
International Paper Co.	2,539,629	59,173
PPG Industries, Inc.	974,700	55,919
Ecolab, Inc.	1,042,070	44,799
AK Steel Holding Corp.	645,070	44,510
Sigma-Aldrich Corp.	764,959	41,201
^Vulcan Materials Co.	649,710	38,840
Allegheny Technologies Inc.	600,379	35,590
Rohm & Haas Co.	744,841	34,590
Eastman Chemical Co.	452,164	31,136
Ball Corp.	580,907	27,733
MeadWestvaco Corp.	1,027,817	24,503
International Flavors &
Fragrances, Inc.	478,383	18,686
Sealed Air Corp.	947,159	18,005
* Pactiv Corp.	776,842	16,492
Ashland, Inc.	332,528	16,028
Bemis Co., Inc.	588,330	13,190
Hercules, Inc.	670,661	11,354
Titanium Metals Corp.	583,247	8,160
		2,585,097
Telecommunication Services (3.3%)
AT&T Inc.	35,277,717	1,188,506
Verizon
Communications Inc.	16,927,182	599,222
Sprint Nextel Corp.	16,929,944	160,835
* American Tower Corp.
Class A	2,355,130	99,504
Embarq Corp.	875,256	41,373
Qwest Communications
International Inc.	9,028,923	35,484
Windstream Corp.	2,653,894	32,749
CenturyTel, Inc.	624,690	22,233
Citizens
Communications Co.	1,921,018	21,784
		2,201,690
Utilities (4.0%)
Exelon Corp.	3,895,101	350,403
Dominion Resources, Inc.	3,432,231	162,997
Southern Co.	4,556,446	159,111
FPL Group, Inc.	2,423,335	158,922
FirstEnergy Corp.	1,809,935	149,012
Public Service
Enterprise Group, Inc.	3,019,821	138,700
Entergy Corp.	1,137,136	137,002
Duke Energy Corp.	7,509,872	130,522
PPL Corp.	2,215,217	115,790
Edison International	1,934,752	99,408
American Electric
Power Co., Inc.	2,383,951	95,906

	Constellation
	Energy Group, Inc.	1,059,442	86,980
	PG&E Corp.	2,122,135	84,228
	Sempra Energy	1,486,683	83,923
*	AES Corp.	3,989,757	76,643
	Questar Corp.	1,029,072	73,105
	Progress Energy, Inc.	1,551,634	64,905
	Consolidated Edison Inc.	1,618,700	63,275
	Ameren Corp.	1,243,716	52,522
	Xcel Energy, Inc.	2,559,127	51,362
	Allegheny Energy, Inc.	997,821	50,001
	DTE Energy Co.	968,878	41,119
	CenterPoint Energy Inc.	1,949,473	31,289
	Pepco Holdings, Inc.	1,196,254	30,684
	NiSource, Inc.	1,628,421	29,181
	TECO Energy, Inc.	1,247,514	26,809
*	Dynegy, Inc.	2,951,155	25,232
	Integrys Energy Group, Inc.	453,663	23,060
	CMS Energy Corp.	1,332,026	19,847
	Pinnacle West Capital Corp.	594,642	18,297
	Nicor Inc.	266,940	11,369
			2,641,604
Total Common Stocks
(Cost $57,665,415)			66,317,679
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
2	Vanguard Market
	Liquidity Fund,
	2.405%—Note E	171,352,295	171,352
		Face
		Amount
		($000)
U.S. Agency Obligations (0.0%)
3	Federal Home Loan
	Mortgage Corp.,
4	2.105%, 8/25/08	4,500	4,485
3	Federal Home Loan
	Mortgage Corp.,
4	2.097%, 8/29/08	7,000	6,974
3	Federal National
	Mortgage Assn.,
4	2.124%, 8/1/08	10,000	9,981
			21,440
Total Temporary Cash Investments
(Cost $192,796)			192,792
Total Investments (100.0%)
(Cost $57,858,211)			66,510,471

Market
Value•
($000)
Other Assets and Liabilities (0.0%)
Other Assets	888,734
Liabilities—Note E	(907,055)
(18,321)
Net Assets (100%)	66,492,150

At June 30, 2008, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	60,515,952
Undistributed Net Investment Income	25,337
Accumulated Net Realized Losses	(2,695,115)
Unrealized Appreciation (Depreciation)
Investment Securities	8,652,260
Futures Contracts	(6,284)
Net Assets	66,492,150

Institutional Shares—Net Assets
Applicable to 361,265,862 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	42,256,619
Net Asset Value Per Share—
Institutional Shares	$116.97

Institutional Plus Shares—Net Assets
Applicable to 207,193,199 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	24,235,531
Net Asset Value Per Share—
Institutional Plus Shares	$116.97

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

4  Securities with a value of $21,440,000 have been segregated as initial margin for open futures contracts.

5  See Note C in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

14

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends	690,620
Interest[1]	2,401
Security Lending	4,388
Total Income	697,409
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	10,883
Management and Administrative—Institutional Plus Shares	3,117
Total Expenses	14,000
Net Investment Income	683,409
Realized Net Gain (Loss)
Investment Securities Sold	602,869
Futures Contracts	(15,888)
Realized Net Gain (Loss)	586,981
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(9,983,158)
Futures Contracts	(5,451)
Change in Unrealized Appreciation (Depreciation)	(9,988,609)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,718,219)

1  Interest income from an affiliated company of the fund was $2,115,000.

15

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	683,409	1,343,103
Realized Net Gain (Loss)	586,981	391,528
Change in Unrealized Appreciation (Depreciation)	(9,988,609)	1,927,273
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,718,219)	3,661,904
Distributions
Net Investment Income
Institutional Shares	(422,553)	(870,694)
Institutional Plus Shares	(244,939)	(470,683)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(667,492)	(1,341,377)
Capital Share Transactions—Note F
Institutional Shares	2,405,550	(1,000,775)
Institutional Plus Shares	1,849,451	4,765,899
Net Increase (Decrease) from Capital Share Transactions	4,255,001	3,765,124
Total Increase (Decrease)	(5,130,710)	6,085,651
Net Assets
Beginning of Period	71,622,860	65,537,209
End of Period[1]	66,492,150	71,622,860

1  Net Assets—End of Period includes undistributed net investment income of $25,337,000 and $9,420,000.

16

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$134.14	$129.59	$114.01	$110.70	$101.78	$80.45
Investment Operations
Net Investment Income	1.226	2.56	2.24	2.05	2.03[1]	1.54
Net Realized and Unrealized Gain (Loss)
on Investments	(17.197)	4.55	15.58	3.31	8.91	21.32
Total from Investment Operations	(15.971)	7.11	17.82	5.36	10.94	22.86
Distributions
Dividends from Net Investment Income	(1.199)	(2.56)	(2.24)	(2.05)	(2.02)	(1.53)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.199)	(2.56)	(2.24)	(2.05)	(2.02)	(1.53)
Net Asset Value, End of Period	$116.97	$134.14	$129.59	$114.01	$110.70	$101.78

Total Return	–11.92%	5.47%	15.78%	4.91%	10.86%	28.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,257	$45,847	$45,243	$39,154	$34,990	$29,458
Ratio of Total Expenses to
Average Net Assets	0.05%[2]	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.99%[2]	1.90%	1.87%	1.87%	2.00%[1]	1.74%
Portfolio Turnover Rate[3]	5%[2]	7%	8%	8%	5%	4%

1  Net investment income per share and the ratio of net investment income to average net assets include $.32 and 0.32%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

17

Institutional Plus Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$134.14	$129.59	$114.01	$110.71	$101.78	$80.45
Investment Operations
Net Investment Income	1.241	2.597	2.269	2.068	2.051[1]	1.562
Net Realized and Unrealized Gain (Loss)
on Investments	(17.197)	4.548	15.580	3.310	8.925	21.320
Total from Investment Operations	(15.956)	7.145	17.849	5.378	10.976	22.882
Distributions
Dividends from Net Investment Income	(1.214)	(2.595)	(2.269)	(2.078)	(2.046)	(1.552)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.214)	(2.595)	(2.269)	(2.078)	(2.046)	(1.552)
Net Asset Value, End of Period	$116.97	$134.14	$129.59	$114.01	$110.71	$101.78

Total Return	–11.91%	5.50%	15.81%	4.93%	10.90%	28.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,236	$25,776	$20,294	$17,095	$13,493	$8,805
Ratio of Total Expenses to
Average Net Assets	0.025%[2]	0.025%	0.025%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	2.02%[2]	1.93%	1.90%	1.90%	2.02%[1]	1.76%
Portfolio Turnover Rate[3]	5%[2]	7%	8%	8%	5%	4%

1  Net investment income per share and the ratio of net investment income to average net assets include $.316 and 0.32%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares. See accompanying Notes, which are an integral part of the Financial Statements.

18

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $5 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

19

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2008, the fund realized $27,918,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $3,066,300,000 to offset future net capital gains of $32,279,000 through December 31, 2008, $385,639,000 through December 31, 2009, $1,269,960,000 through December 31, 2010, $98,197,000 through December 31, 2011, $481,996,000 through December 31, 2013, $663,742,000 through December 31, 2014, $54,429,000 through December 31, 2015, and $80,058,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $57,858,211,000. Net unrealized appreciation of investment securities for tax purposes was $8,652,260,000, consisting of unrealized gains of $17,362,878,000 on securities that had risen in value since their purchase and $8,710,618,000 in unrealized losses on securities that had fallen in value since their purchase.

20

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
E-mini S&P 500 Index	1,442	92,368	(809)
S&P 500 Index	285	91,278	(5,475)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2008, the fund purchased $5,994,025,000 of investment securities and sold $1,701,211,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2008, was $155,687,000, for which the fund received cash collateral of $171,352,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	5,853,770	47,064	9,610,752	71,317
Issued in Lieu of Cash Distributions	383,976	3,222	788,394	5,802
Redeemed	(3,832,196)	(30,808)	(11,399,921)	(84,455)
Net Increase (Decrease)—Institutional Shares	2,405,550	19,478	(1,000,775)	(7,336)
Institutional Plus Shares
Issued	3,361,417	27,257	7,888,529	58,605
Issued in Lieu of Cash Distributions	236,929	1,988	452,601	3,329
Redeemed	(1,748,895)	(14,202)	(3,575,231)	(26,382)
Net Increase (Decrease)—Institutional Plus Shares	1,849,451	15,043	4,765,899	35,552

21

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	66,489,031	(6,284)
Level 2—Other significant observable inputs	21,440	—
Level 3—Significant unobservable inputs	—	—
Total	66,510,471	(6,284)

22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	12/31/2007	6/30/2008	Period[1]
Based on Actual Fund Return
Institutional Shares	$1,000.00	$880.79	$0.23
Institutional Plus Shares	1,000.00	880.90	0.12
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.61	$0.25
Institutional Plus Shares	1,000.00	1,024.74	0.13

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.05% for Institutional Shares and 0.025% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

23

Note that the expenses shown in the table on page 23 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

24

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Index Fund has approved the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target benchmark and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

25

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

26

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

27

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee Since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
156 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee Since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
156 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee Since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
156 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee Since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
156 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee Since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
156 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee Since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
156 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee Since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
156 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee Since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
156 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee Since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
156 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer Since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
156 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President Since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
156 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary Since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
156 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, and the ship logo
are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739	Standard & Poor’s 500 and S&P 500 are trademarks
of The McGraw-Hill Companies, Inc., and have been
Institutional Investor Services > 800-523-1036	licensed for use by The Vanguard Group, Inc. Vanguard
mutual funds are not sponsored, endorsed, sold, or
Text Telephone for People	promoted by Standard & Poor’s, and Standard & Poor’s
With Hearing Impairment > 800-952-3335	makes no representation regarding the advisability of
investing in the funds.

This material may be used in conjunction
with the offering of shares of any Vanguard	All other marks are the exclusive property of their
fund only if preceded or accompanied by	respective owners.
the fund’s current prospectus.
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.	You can obtain a free copy of Vanguard’s proxy voting
To find out more about this public service, call the SEC	guidelines by visiting our website, www.vanguard.com,
at 202-551-8090. Information about your fund is also	and searching for “proxy voting guidelines,” or by
available on the SEC’s website, and you can receive	calling Vanguard at 800-662-2739. The guidelines are
copies of this information, for a fee, by sending a	also available from the SEC’s website, www.sec.gov.
request in either of two ways: via e-mail addressed to	In addition, you may obtain a free report on how your
publicinfo@sec.gov or via regular mail addressed to the	fund voted the proxies for securities it owned during
Public Reference Section, Securities and Exchange	the 12 months ended June 30. To get the report, visit
Commission, Washington, DC 20549-0102.	either www.vanguard.com or www.sec.gov.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q942 082008

Vanguard

Vanguard® Institutional Total Bond Market Index Fund Semiannual Report

June 30, 2008

>	For the six months ended June 30, 2008, Vanguard Institutional Total Bond Market Index returned 1.2%.

>	The fund’s return outpaced the average result for its peers and slightly exceeded the return of its target index.

>	Treasuries outperformed other investment-grade bonds during the period.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	8
About Your Fund’s Expenses	59
Trustees Approve Advisory Arrangement	61
Glossary	62

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Institutional Total Bond Market Index Fund	VITBX	1.2%
Lehman U.S. Aggregate Bond Index		1.1
Average Intermediate Investment Grade Debt Fund[1]		–0.8

Your Fund’s Performance at a Glance
December 31, 2007–June 30, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional
Total Bond Market Index Fund	$51.19	$50.58	$1.216	$0.000

1	Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

During the first six months of 2008, the corporate bond market remained under pressure as investors’ risk tolerance fluctuated amid the ongoing credit crunch. Intermediate- and long-term bond prices fell during the period, which drove up their yields. Short-term bonds produced the best returns, as their yields declined.

For the half-year, Vanguard Institutional Total Bond Market Index Fund posted a return of 1.2%, slightly higher than the result for its target benchmark and well above the average for its mutual fund peers. The fund’s yield was 4.87% on June 30, up slightly from its 4.84% level at the beginning of 2008.

Bond investors continued to prefer short-term, high-quality issues

Bonds fared better than stocks during the six months, though they managed only modest returns. As distress continued in the credit markets, fixed income investors showed a marked preference for the safety of short-term, high-quality issues, most notably U.S. Treasury securities.

The broad taxable bond market returned 1.1%, as measured by the fund’s target benchmark, the Lehman Brothers U.S. Aggregate Bond Index. The tax-exempt bond market experienced unusual turbulence en route to a flat return for the period.

2

At its June meeting, the Federal Reserve Board voted to leave its target for the federal funds rate unchanged at 2.00%, marking the end of an aggressive rate-cutting campaign that began in September 2007. The central bank’s decision to hold rates steady signaled its growing concern about near-term inflation.

Stocks worldwide struggled in downbeat economic environment

The broad U.S. stock market faltered during the half-year as investors digested a series of dispiriting economic developments. Prices for oil and other commodities soared to new highs, the housing market further deteriorated, consumer confidence wavered, and the unresolved credit-market problems haunted the financial sector.

Against that backdrop, U.S. stocks grew increasingly volatile, falling in the first three months, then rallying in April and May before falling again (sharply) in June. For the six months ended June 30, the broad U.S. stock market returned –10.9%. Small-capitalization stocks performed better than large-caps, and growth stocks outpaced their value-oriented counterparts.

International stocks traced a similar path, and only a handful of major foreign markets posted positive results for the period.

Short-term bonds posted the highest fixed income returns

The Institutional Total Bond Market Index Fund’s capital return for the fiscal half year was –1.2%, as a modest rise in longer-term rates and weakness in the corporate

Market Barometer
			Total Returns
		Periods Ended June 30, 2008
	Six Months	One Year	Five Years[1]
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.1%	7.1%	3.9%
Lehman Municipal Bond Index	0.0	3.2	3.5
Citigroup 3-Month Treasury Bill Index	1.1	3.3	3.1

Stocks
Russell 1000 Index (Large-caps)	–11.2%	–12.4%	8.2%
Russell 2000 Index (Small-caps)	–9.4	–16.2	10.3
Dow Jones Wilshire 5000 Index (Entire market)	–10.9	–12.5	8.8
MSCI All Country World Index ex USA (International)	–9.8	–6.2	19.4

CPI
Consumer Price Index	4.2%	5.0%	3.6%

1 Annualized.

sector put pressure on its share price. The fund’s income return of 2.4% more than offset this modest capital decline.

During the period, the Federal Reserve slashed its target for the federal funds rate four times to increase liquidity and stimulate the slowing U.S. economy. In this volatile environment, investors flocked to secure investments such as Treasury securities. The “flight to quality,” which was most pronounced at the beginning and end of the period, proved challenging for higher-yielding and riskier corporate bonds.

The Institutional Total Bond Market Index Fund, which is composed of a mixture of securities, including Treasuries and investment-grade corporate bonds, performed better than corporate bond indexes with similar average maturity, but below comparable Treasury indexes.

In general, shorter-term bonds outperformed longer-term securities, a result in part of the Fed’s aggressive rate-cutting. As short-term yields declined, prices rose, enhancing the relative performance of these securities. In contrast, the yields of long-term securities climbed, reducing their prices and also their returns. Concerns about higher inflation contributed to the modest rise in longer-term yields.

Your fund met its objective in a tricky market

Over the six months, the Institutional Total Bond Market Index Fund succeeded in its goal of closely tracking its target; in fact, owing to some unusual market circumstances, it modestly outperformed the index for the period. This performance is a testament to the skills of the fund’s managers.

In seeking to capture the benchmark return, your fund’s advisor, Vanguard Fixed Income Group, employs proprietary trading and portfolio-construction methods. The managers are supported in their task by the fund’s low costs—a critical factor in close tracking, since an index has no operating or transaction costs.

Bond indexing is useful in any market environment

The market volatility of the fiscal six months created a challenging investment environment. Although the fund’s return was modest, its broad diversification provided some protection from the market’s weakest segments, underscoring the value of an indexing strategy for the fixed income component of a carefully balanced portfolio. The Institutional Total Bond Market Index Fund provides an extremely low-cost vehicle for implementing such a strategy.

As I close this report to you, it’s my pleasure to introduce the fund’s new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for them.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume later this year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 22, 2008

Fund Profile

As of June 30, 2008

Financial Attributes
		Target
	Fund	Index[1]
Number of Issues	2,595	9,457
Yield[2]	4.9%	5.1%
Yield to Maturity	5.1%[3]	5.1%
Average Coupon	5.4%	5.4%
Average Effective Maturity	7.5 years	7.5 years
Average Quality[4]	Aa1	Aa1
Average Duration	4.7 years	4.7 years
Expense Ratio[5]	0.05%
Short-Term Reserves	1.3%	—

Sector Diversification[6] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	5.3%
Finance	8.8
Foreign	3.1
Government Mortgage-Backed	39.6
Industrial	9.6
Treasury/Agency	30.3
Utilities	2.0
Other	1.3

Distribution by Maturity (% of portfolio)

Under 1 Year	1.4%
1–5 Years	38.7
5–10 Years	47.1
10–20 Years	6.6
20–30 Years	6.1
Over 30 Years	0.1

Volatility Measures[7]
Fund Versus
Target Index[1]
R-Squared	1.00
Beta	1.02

Distribution by Credit Quality[4] (% of portfolio)

Aaa	77.7%
Aa	6.0
A	8.8
Baa	7.5

Investment Focus

1 Lehman U.S. Aggregate Bond Index.

2 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible date. See the Glossary on page 62.

3 Before expenses.

4 Moody’s Investors Service.

5 Annualized.

6 The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

7 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 62.

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): April 26, 2002–June 30, 2008
				Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2002	3.8%	3.5%	7.3%	7.9%
2003	0.2	3.9	4.1	4.1
2004	0.0	4.4	4.4	4.3
2005	–1.9	4.4	2.5	2.4
2006	–0.9	5.2	4.3	4.3
2007	1.7	5.3	7.0	7.0
2008[2]	–1.2	2.4	1.2	1.1

Average Annual Total Returns: Periods Ended June 30, 2008

					Since Inception
	Inception Date	One Year	Five Years	Capital	Income	Total
Institutional Total Bond Market
Index Fund	4/26/2002	7.33%	3.87%	0.25%	4.71%	4.96%

1 Lehman U.S. Aggregate Bond Index.

2 Six months ended June 30, 2008.

Note: See Financial Highlights table on page 54 for dividend and capital gains information.

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (69.0%)
U.S. Government Securities (21.2%)
U.S. Treasury Bond	12.000%	8/15/13	2,500	2,529
U.S. Treasury Bond	13.250%	5/15/14	750	819
U.S. Treasury Bond	10.625%	8/15/15	360	515
U.S. Treasury Bond	9.875%	11/15/15	16,550	23,038
U.S. Treasury Bond	9.250%	2/15/16	75	102
U.S. Treasury Bond	7.500%	11/15/16	3,375	4,217
U.S. Treasury Bond	8.750%	5/15/17	23,850	32,134
U.S. Treasury Bond	8.875%	8/15/17	61,030	83,106
U.S. Treasury Bond	4.250%	11/15/17	16,650	17,004
U.S. Treasury Bond	9.125%	5/15/18	34,500	48,413
U.S. Treasury Bond	9.000%	11/15/18	25	35
U.S. Treasury Bond	8.875%	2/15/19	10,375	14,462
U.S. Treasury Bond	8.125%	8/15/19	80	107
U.S. Treasury Bond	8.750%	5/15/20	2,315	3,256
U.S. Treasury Bond	8.750%	8/15/20	29,600	41,741
U.S. Treasury Bond	7.875%	2/15/21	20,880	27,849
U.S. Treasury Bond	8.125%	5/15/21	110	150
U.S. Treasury Bond	8.125%	8/15/21	28,950	39,562
U.S. Treasury Bond	8.000%	11/15/21	1,430	1,941
U.S. Treasury Bond	7.250%	8/15/22	7,500	9,664
U.S. Treasury Bond	7.625%	11/15/22	220	293
U.S. Treasury Bond	6.250%	8/15/23	16,975	20,187
U.S. Treasury Bond	6.875%	8/15/25	2,125	2,708
U.S. Treasury Bond	6.000%	2/15/26	12,400	14,522
U.S. Treasury Bond	6.750%	8/15/26	35,645	45,108
U.S. Treasury Bond	6.500%	11/15/26	50	62
U.S. Treasury Bond	6.625%	2/15/27	36,955	46,326
U.S. Treasury Bond	6.375%	8/15/27	275	337
U.S. Treasury Bond	5.500%	8/15/28	825	921
U.S. Treasury Bond	5.250%	11/15/28	2,750	2,983
U.S. Treasury Bond	5.250%	2/15/29	675	733
U.S. Treasury Bond	6.125%	8/15/29	5,210	6,287
U.S. Treasury Bond	6.250%	5/15/30	130	160
U.S. Treasury Bond	5.375%	2/15/31	2,765	3,075
U.S. Treasury Bond	4.500%	2/15/36	36,875	36,633
U.S. Treasury Bond	4.750%	2/15/37	3,800	3,928
U.S. Treasury Note	3.125%	9/15/08	425	426
U.S. Treasury Note	3.125%	10/15/08	440	442

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Treasury Note	3.375%	11/15/08	525	528
U.S. Treasury Note	4.750%	11/15/08	775	783
U.S. Treasury Note	3.250%	1/15/09	375	378
U.S. Treasury Note	4.750%	2/28/09	700	711
U.S. Treasury Note	3.125%	4/15/09	625	629
U.S. Treasury Note	6.000%	8/15/09	3,775	3,922
U.S. Treasury Note	4.000%	8/31/09	8,925	9,092
U.S. Treasury Note	4.000%	9/30/09	85,250	86,969
U.S. Treasury Note	3.625%	10/31/09	9,600	9,762
U.S. Treasury Note	4.625%	11/15/09	5,375	5,540
U.S. Treasury Note	3.125%	11/30/09	227,450	229,761
U.S. Treasury Note	3.500%	12/15/09	9,675	9,831
U.S. Treasury Note	3.250%	12/31/09	6,100	6,173
U.S. Treasury Note	3.500%	2/15/10	950	966
U.S. Treasury Note	4.750%	2/15/10	20,150	20,874
U.S. Treasury Note	6.500%	2/15/10	54,620	58,119
U.S. Treasury Note	4.000%	3/15/10	8,425	8,640
U.S. Treasury Note	4.000%	4/15/10	675	692
U.S. Treasury Note	3.875%	5/15/10	375	384
U.S. Treasury Note	4.500%	5/15/10	8,350	8,644
U.S. Treasury Note	3.875%	7/15/10	11,400	11,687
U.S. Treasury Note	4.125%	8/15/10	14,705	15,151
U.S. Treasury Note	5.750%	8/15/10	11,050	11,756
U.S. Treasury Note	4.750%	3/31/11	175	184
U.S. Treasury Note	4.875%	7/31/11	13,450	14,211
U.S. Treasury Note	4.625%	8/31/11	375	393
U.S. Treasury Note	4.500%	9/30/11	62,440	65,260
U.S. Treasury Note	4.625%	10/31/11	13,825	14,514
U.S. Treasury Note	4.500%	11/30/11	10,150	10,618
U.S. Treasury Note	4.625%	12/31/11	175	184
U.S. Treasury Note	4.625%	2/29/12	18,735	19,704
U.S. Treasury Note	4.500%	3/31/12	350	367
U.S. Treasury Note	4.500%	4/30/12	23,200	24,320
U.S. Treasury Note	4.750%	5/31/12	27,025	28,579
U.S. Treasury Note	4.875%	6/30/12	19,625	20,855
U.S. Treasury Note	4.625%	7/31/12	75,500	79,594
U.S. Treasury Note	4.125%	8/31/12	30,985	32,065
U.S. Treasury Note	4.250%	9/30/12	1,375	1,431
U.S. Treasury Note	3.875%	10/31/12	25,850	26,508
U.S. Treasury Note	3.375%	11/30/12	28,800	28,930
U.S. Treasury Note	2.875%	1/31/13	9,375	9,214
U.S. Treasury Note	3.875%	2/15/13	8,055	8,256
U.S. Treasury Note	2.750%	2/28/13	41,150	40,173
U.S. Treasury Note	2.500%	3/31/13	1,750	1,688
U.S. Treasury Note	3.125%	4/30/13	44,850	44,458
U.S. Treasury Note	4.250%	8/15/13	3,775	3,938
U.S. Treasury Note	4.250%	11/15/13	965	1,007
U.S. Treasury Note	4.000%	2/15/14	150	155
U.S. Treasury Note	4.750%	5/15/14	1,350	1,447
U.S. Treasury Note	4.250%	8/15/14	4,225	4,413
U.S. Treasury Note	4.250%	11/15/14	15,800	16,491
U.S. Treasury Note	4.000%	2/15/15	31,700	32,582
U.S. Treasury Note	4.125%	5/15/15	3,900	4,030
U.S. Treasury Note	4.500%	2/15/16	1,000	1,052
U.S. Treasury Note	5.125%	5/15/16	21,725	23,690

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	U.S. Treasury Note	4.875%	8/15/16	8,575	9,193
	U.S. Treasury Note	4.625%	11/15/16	14,875	15,691
	U.S. Treasury Note	4.625%	2/15/17	3,600	3,789
					1,625,751
Agency Bonds and Notes (8.8%)
	Agency for International Development-Egypt
	(U.S. Government Guaranteed)	4.450%	9/15/15	800	809
1	Federal Farm Credit Bank	5.250%	8/3/09	3,725	3,811
1	Federal Farm Credit Bank	5.250%	9/13/10	825	857
1	Federal Farm Credit Bank	3.750%	12/6/10	725	729
1	Federal Farm Credit Bank	2.625%	4/21/11	1,925	1,872
1	Federal Farm Credit Bank	5.375%	7/18/11	2,550	2,670
1	Federal Farm Credit Bank	3.875%	8/25/11	1,850	1,858
1	Federal Farm Credit Bank	4.500%	10/17/12	3,000	3,048
1	Federal Farm Credit Bank	4.875%	12/16/15	800	811
1	Federal Farm Credit Bank	5.125%	8/25/16	2,225	2,276
1	Federal Farm Credit Bank	4.875%	1/17/17	1,150	1,154
1	Federal Home Loan Bank	5.375%	7/17/09	1,450	1,484
1	Federal Home Loan Bank	5.250%	8/5/09	625	639
1	Federal Home Loan Bank	5.250%	9/11/09	4,300	4,407
1	Federal Home Loan Bank	5.000%	9/18/09	7,500	7,676
1	Federal Home Loan Bank	4.500%	10/9/09	5,000	5,090
1	Federal Home Loan Bank	6.500%	11/13/09	1,300	1,358
1	Federal Home Loan Bank	5.000%	12/11/09	2,825	2,899
1	Federal Home Loan Bank	3.750%	1/8/10	200	202
1	Federal Home Loan Bank	3.875%	1/15/10	11,700	11,829
1	Federal Home Loan Bank	2.750%	3/12/10	1,950	1,934
1	Federal Home Loan Bank	4.375%	3/17/10	3,000	3,059
1	Federal Home Loan Bank	4.875%	5/14/10	20,775	21,396
1	Federal Home Loan Bank	7.625%	5/14/10	6,125	6,602
1	Federal Home Loan Bank	2.750%	6/18/10	1,850	1,832
1	Federal Home Loan Bank	3.500%	7/16/10	3,650	3,664
1	Federal Home Loan Bank	4.750%	12/10/10	775	798
1	Federal Home Loan Bank	3.625%	12/17/10	1,550	1,558
1	Federal Home Loan Bank	2.625%	3/11/11	10,000	9,746
1	Federal Home Loan Bank	3.125%	6/10/11	2,725	2,682
1	Federal Home Loan Bank	5.375%	8/19/11	22,575	23,722
1	Federal Home Loan Bank	4.875%	11/18/11	10,100	10,456
1	Federal Home Loan Bank	4.625%	10/10/12	12,700	12,965
1	Federal Home Loan Bank	3.375%	2/27/13	750	727
1	Federal Home Loan Bank	3.625%	5/29/13	1,350	1,320
1	Federal Home Loan Bank	5.375%	6/14/13	1,000	1,050
1	Federal Home Loan Bank	5.125%	8/14/13	8,400	8,755
1	Federal Home Loan Bank	4.500%	9/16/13	7,100	7,196
1	Federal Home Loan Bank	5.500%	8/13/14	6,625	7,031
1	Federal Home Loan Bank	5.375%	5/18/16	13,575	14,226
1	Federal Home Loan Bank	5.625%	6/13/16	350	347
1	Federal Home Loan Bank	5.125%	10/19/16	425	435
1	Federal Home Loan Bank	4.750%	12/16/16	3,075	3,094
1	Federal Home Loan Bank	4.875%	5/17/17	650	659
1	Federal Home Loan Bank	5.250%	12/11/20	2,700	2,777
1	Federal Home Loan Bank	5.625%	6/11/21	175	186
1	Federal Home Loan Bank	5.500%	7/15/36	3,000	3,118
1	Federal Home Loan Mortgage Corp.	6.625%	9/15/09	2,875	3,000
1	Federal Home Loan Mortgage Corp.	4.750%	11/3/09	25,000	25,575
1	Federal Home Loan Mortgage Corp.	7.000%	3/15/10	4,500	4,782
1	Federal Home Loan Mortgage Corp.	2.875%	4/30/10	3,000	2,983

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Federal Home Loan Mortgage Corp.	2.875%	6/28/10	2,950	2,930
[1,2]	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	23,214	23,618
1	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	2,691	2,891
1	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	3,350	3,456
1	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	2,500	2,485
1	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	9,700	10,341
1	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	23,000	24,037
1	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	13,000	13,789
1	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	5,000	5,280
1	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	3,475	3,552
1	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	2,450	2,452
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	1,975	2,007
1	Federal Home Loan Mortgage Corp.	3.750%	6/28/13	8,000	7,847
1	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	950	964
1	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	10,350	10,653
1	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	10,650	11,021
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/15	6,200	6,215
1	Federal Home Loan Mortgage Corp.	5.050%	1/26/15	1,300	1,338
1	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	9,000	9,079
1	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	8,000	8,299
1	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	2,000	2,056
1	Federal Home Loan Mortgage Corp.	5.000%	4/18/17	5,000	5,088
1	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	5,000	5,267
1	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	3,100	3,118
1	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	3,159	2,951
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,000	1,192
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	9,989	12,036
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	227	259
1	Federal National Mortgage Assn.	5.125%	7/13/09	3,000	3,063
1	Federal National Mortgage Assn.	6.625%	9/15/09	9,015	9,397
1	Federal National Mortgage Assn.	7.250%	1/15/10	5,105	5,419
1	Federal National Mortgage Assn.	3.250%	2/10/10	2,950	2,956
1	Federal National Mortgage Assn.	3.875%	2/15/10	10,800	10,941
1	Federal National Mortgage Assn.	4.750%	3/12/10	19,200	19,702
1	Federal National Mortgage Assn.	4.125%	5/15/10	1,000	1,017
1	Federal National Mortgage Assn.	3.000%	7/12/10	3,750	3,731
1	Federal National Mortgage Assn.	4.250%	8/15/10	8,000	8,157
1	Federal National Mortgage Assn.	6.625%	11/15/10	900	966
1	Federal National Mortgage Assn.	4.750%	12/15/10	1,075	1,109
1	Federal National Mortgage Assn.	6.250%	2/1/11	400	420
1	Federal National Mortgage Assn.	2.750%	4/11/11	40,000	39,146
1	Federal National Mortgage Assn.	5.125%	4/15/11	3,175	3,301
1	Federal National Mortgage Assn.	6.000%	5/15/11	5,000	5,317
1	Federal National Mortgage Assn.	5.000%	10/15/11	1,850	1,921
1	Federal National Mortgage Assn.	4.875%	5/18/12	2,000	2,065
1	Federal National Mortgage Assn.	4.375%	9/15/12	1,050	1,066
1	Federal National Mortgage Assn.	3.625%	2/12/13	3,000	2,937
1	Federal National Mortgage Assn.	4.750%	2/21/13	500	512
1	Federal National Mortgage Assn.	4.375%	3/15/13	1,450	1,465
1	Federal National Mortgage Assn.	4.625%	5/1/13	2,875	2,812
1	Federal National Mortgage Assn.	4.625%	10/15/13	10,650	10,843
1	Federal National Mortgage Assn.	5.125%	1/2/14	550	549
1	Federal National Mortgage Assn.	4.125%	4/15/14	7,500	7,434
1	Federal National Mortgage Assn.	4.625%	10/15/14	15,000	15,193
1	Federal National Mortgage Assn.	5.000%	4/15/15	2,000	2,059
1	Federal National Mortgage Assn.	4.375%	10/15/15	10,000	9,912
1	Federal National Mortgage Assn.	5.375%	7/15/16	5,000	5,227

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Federal National Mortgage Assn.	5.250%	9/15/16	9,725	10,085
1	Federal National Mortgage Assn.	4.875%	12/15/16	4,700	4,753
1	Federal National Mortgage Assn.	5.000%	2/13/17	14,700	14,966
1	Federal National Mortgage Assn.	7.125%	1/15/30	2,100	2,617
1	Federal National Mortgage Assn.	7.250%	5/15/30	10,900	13,797
1	Federal National Mortgage Assn.	5.625%	7/15/37	800	827
1	Financing Corp.	9.800%	4/6/18	950	1,307
	Private Export Funding Corp.	7.200%	1/15/10	2,375	2,516
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	450	487
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	350	379
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	225	244
1	Tennessee Valley Auth.	5.625%	1/18/11	4,000	4,201
1	Tennessee Valley Auth.	5.500%	7/18/17	3,700	3,877
1	Tennessee Valley Auth.	4.500%	4/1/18	775	752
1	Tennessee Valley Auth.	7.125%	5/1/30	3,375	4,171
1	Tennessee Valley Auth.	4.650%	6/15/35	850	772
1	Tennessee Valley Auth.	5.500%	6/15/38	375	384
1	Tennessee Valley Auth.	4.875%	1/15/48	300	278
1	Tennessee Valley Auth.	5.375%	4/1/56	1,575	1,587
					674,012
Mortgage-Backed Securities (39.0%)
	Conventional Mortgage-Backed Securities (35.6%)
[1,3]	Federal Home Loan Mortgage Corp.	4.000%	7/1/08–12/1/20	18,563	17,779
[1,3]	Federal Home Loan Mortgage Corp.	4.500%	9/1/09–10/1/35	93,414	89,978
[1,3]	Federal Home Loan Mortgage Corp.	5.000%	7/1/09–5/1/38	245,468	237,698
[1,3]	Federal Home Loan Mortgage Corp.	5.500%	6/1/09–1/1/38	322,122	318,591
[1,3]	Federal Home Loan Mortgage Corp.	6.000%	4/1/13–7/1/38	228,265	231,261
[1,3]	Federal Home Loan Mortgage Corp.	6.500%	1/1/13–12/1/37	57,967	60,007
[1,3]	Federal Home Loan Mortgage Corp.	7.000%	2/1/11–9/1/36	14,797	15,591
[1,3]	Federal Home Loan Mortgage Corp.	7.500%	10/1/12–2/1/32	460	487
[1,3]	Federal Home Loan Mortgage Corp.	8.000%	6/1/12–11/1/31	280	301
[1,3]	Federal Home Loan Mortgage Corp.	8.500%	6/1/25–5/1/30	155	169
[1,3]	Federal Home Loan Mortgage Corp.	9.000%	2/1/25–9/1/30	10	10
[1,3]	Federal Home Loan Mortgage Corp.	9.500%	2/1/25	—	—
[1,3]	Federal National Mortgage Assn.	4.000%	9/1/10–6/1/19	16,373	15,594
[1,3]	Federal National Mortgage Assn.	4.500%	6/1/10–9/1/35	101,279	97,135
[1,3]	Federal National Mortgage Assn.	5.000%	9/1/09–7/1/38	383,358	370,719
[1,3]	Federal National Mortgage Assn.	5.500%	5/1/09–7/1/38	502,977	495,669
[1,3]	Federal National Mortgage Assn.	6.000%	11/1/08–6/1/38	339,734	344,000
[1,3]	Federal National Mortgage Assn.	6.500%	1/1/12–12/1/37	112,030	115,589
[1,3]	Federal National Mortgage Assn.	7.000%	7/1/14–1/1/38	33,457	35,152
[1,3]	Federal National Mortgage Assn.	7.500%	11/1/11–10/1/31	1,050	1,122
[1,3]	Federal National Mortgage Assn.	8.000%	12/1/29–6/1/31	143	153
[1,3]	Federal National Mortgage Assn.	8.500%	4/1/30–4/1/31	58	62
[1,3]	Federal National Mortgage Assn.	9.000%	8/1/30	2	3
[1,3]	Federal National Mortgage Assn.	9.500%	11/1/25	6	6
[1,3]	Government National Mortgage Assn.	4.000%	9/15/18	118	113
[1,3]	Government National Mortgage Assn.	4.500%	8/15/18–1/15/36	5,275	5,000
[1,3]	Government National Mortgage Assn.	5.000%	2/15/18–6/15/38	48,619	47,175
[1,3]	Government National Mortgage Assn.	5.500%	2/15/17–6/15/38	97,350	96,969
[1,3]	Government National Mortgage Assn.	6.000%	9/15/13–1/20/38	86,048	87,333
[1,3]	Government National Mortgage Assn.	6.500%	5/15/13–11/20/37	35,927	37,115
[1,3]	Government National Mortgage Assn.	7.000%	10/15/10–9/15/36	5,611	5,938
[1,3]	Government National Mortgage Assn.	7.500%	5/15/23–10/15/31	386	414
[1,3]	Government National Mortgage Assn.	8.000%	7/15/25–11/15/30	377	408
[1,3]	Government National Mortgage Assn.	8.500%	12/15/24–7/15/30	19	20

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1,3] Government National Mortgage Assn.	9.000%	5/15/25–8/15/30	11	12
[1,3] Government National Mortgage Assn.	9.500%	11/15/17	10	11

Mortgage-Backed Securities (3.4%)
[1,3] Federal Home Loan Mortgage Corp.	4.305%	4/1/36	4,438	4,435
[1,3] Federal Home Loan Mortgage Corp.	4.390%	12/1/34	1,263	1,269
[1,3] Federal Home Loan Mortgage Corp.	4.572%	9/1/34	630	633
[1,3] Federal Home Loan Mortgage Corp.	4.590%	11/1/34	2,268	2,280
[1,3] Federal Home Loan Mortgage Corp.	4.606%	4/1/35	2,593	2,605
[1,3] Federal Home Loan Mortgage Corp.	4.634%	12/1/35	2,778	2,793
[1,3] Federal Home Loan Mortgage Corp.	4.656%	7/1/35	1,022	1,028
[1,3] Federal Home Loan Mortgage Corp.	4.681%	12/1/34	1,078	1,085
[1,3] Federal Home Loan Mortgage Corp.	4.793%	7/1/35	3,983	4,012
[1,3] Federal Home Loan Mortgage Corp.	4.812%	3/1/36	1,436	1,446
[1,3] Federal Home Loan Mortgage Corp.	4.981%	5/1/35	1,326	1,341
[1,3] Federal Home Loan Mortgage Corp.	5.255%	3/1/37	1,233	1,249
[1,3] Federal Home Loan Mortgage Corp.	5.262%	3/1/36	2,717	2,757
[1,3] Federal Home Loan Mortgage Corp.	5.288%	12/1/36	821	831
[1,3] Federal Home Loan Mortgage Corp.	5.327%	12/1/35	2,543	2,572
[1,3] Federal Home Loan Mortgage Corp.	5.424%	3/1/37	1,489	1,511
[1,3] Federal Home Loan Mortgage Corp.	5.437%	4/1/37	3,237	3,286
[1,3] Federal Home Loan Mortgage Corp.	5.481%	1/1/37	1,533	1,556
[1,3] Federal Home Loan Mortgage Corp.	5.488%	2/1/36	1,165	1,180
[1,3] Federal Home Loan Mortgage Corp.	5.577%	5/1/36	3,284	3,354
[1,3] Federal Home Loan Mortgage Corp.	5.580%	6/1/37	3,240	3,290
[1,3] Federal Home Loan Mortgage Corp.	5.606%	4/1/37	2,381	2,436
[1,3] Federal Home Loan Mortgage Corp.	5.684%	12/1/36	3,336	3,403
[1,3] Federal Home Loan Mortgage Corp.	5.699%	3/1/37	4,609	4,701
[1,3] Federal Home Loan Mortgage Corp.	5.709%	9/1/36	7,759	7,901
[1,3] Federal Home Loan Mortgage Corp.	5.767%	5/1/36	1,333	1,366
[1,3] Federal Home Loan Mortgage Corp.	5.801%	3/1/37	1,009	1,029
[1,3] Federal Home Loan Mortgage Corp.	5.829%	6/1/37	1,201	1,225
[1,3] Federal Home Loan Mortgage Corp.	5.846%	4/1/37	5,445	5,565
[1,3] Federal Home Loan Mortgage Corp.	5.873%	5/1/37	3,682	3,740
[1,3] Federal Home Loan Mortgage Corp.	5.877%	12/1/36	1,977	2,019
[1,3] Federal Home Loan Mortgage Corp.	5.968%	10/1/37	1,043	1,068
[1,3] Federal Home Loan Mortgage Corp.	6.126%	8/1/37	898	916
[1,3] Federal Home Loan Mortgage Corp.	6.135%	8/1/37	1,389	1,422
[1,3] Federal Home Loan Mortgage Corp.	6.522%	2/1/37	3,276	3,366
[1,3] Federal National Mortgage Assn.	4.008%	7/1/35	4,815	4,750
[1,3] Federal National Mortgage Assn.	4.138%	5/1/34	2,056	2,049
[1,3] Federal National Mortgage Assn.	4.418%	8/1/35	4,389	4,397
[1,3] Federal National Mortgage Assn.	4.438%	7/1/35	638	640
[1,3] Federal National Mortgage Assn.	4.543%	4/1/36	3,085	3,104
[1,3] Federal National Mortgage Assn.	4.571%	1/1/35	1,249	1,257
[1,3] Federal National Mortgage Assn.	4.576%	12/1/34	1,613	1,615
[1,3] Federal National Mortgage Assn.	4.585%	11/1/34	4,712	4,673
[1,3] Federal National Mortgage Assn.	4.586%	10/1/36	4,280	4,303
[1,3] Federal National Mortgage Assn.	4.629%	9/1/34	991	998
[1,3] Federal National Mortgage Assn.	4.633%	8/1/35	1,753	1,750
[1,3] Federal National Mortgage Assn.	4.636%	11/1/33	693	696
[1,3] Federal National Mortgage Assn.	4.681%	10/1/34	2,130	2,136
[1,3] Federal National Mortgage Assn.	4.692%	11/1/34	919	924
[1,3] Federal National Mortgage Assn.	4.728%	8/1/35	995	999
[1,3] Federal National Mortgage Assn.	4.744%	9/1/34	915	923
[1,3] Federal National Mortgage Assn.	4.750%	6/1/34	1,658	1,669

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1,3]	Federal National Mortgage Assn.	4.750%	9/1/35	1,894	1,907
[1,3]	Federal National Mortgage Assn.	4.754%	5/1/35	6,815	6,861
[1,3]	Federal National Mortgage Assn.	4.755%	10/1/34	2,722	2,740
[1,3]	Federal National Mortgage Assn.	4.774%	4/1/36	4,542	4,573
[1,3]	Federal National Mortgage Assn.	4.827%	4/1/37	3,228	3,253
[1,3]	Federal National Mortgage Assn.	4.850%	11/1/35	2,103	2,120
[1,3]	Federal National Mortgage Assn.	4.869%	12/1/35	1,778	1,795
[1,3]	Federal National Mortgage Assn.	4.872%	7/1/35	2,466	2,487
[1,3]	Federal National Mortgage Assn.	4.944%	7/1/35	1,255	1,266
[1,3]	Federal National Mortgage Assn.	4.950%	5/1/37	5,659	5,682
[1,3]	Federal National Mortgage Assn.	4.968%	10/1/35	3,010	3,040
[1,3]	Federal National Mortgage Assn.	4.969%	11/1/33	572	572
[1,3]	Federal National Mortgage Assn.	5.008%	12/1/33	847	849
[1,3]	Federal National Mortgage Assn.	5.034%	8/1/37	9,192	9,263
[1,3]	Federal National Mortgage Assn.	5.059%	11/1/35	3,788	3,831
[1,3]	Federal National Mortgage Assn.	5.068%	2/1/36	528	534
[1,3]	Federal National Mortgage Assn.	5.075%	12/1/35	4,607	4,660
[1,3]	Federal National Mortgage Assn.	5.105%	1/1/36	2,199	2,225
[1,3]	Federal National Mortgage Assn.	5.128%	12/1/35	4,409	4,464
[1,3]	Federal National Mortgage Assn.	5.278%	3/1/37	2,194	2,216
[1,3]	Federal National Mortgage Assn.	5.443%	5/1/37	1,664	1,689
[1,3]	Federal National Mortgage Assn.	5.462%	2/1/36	2,649	2,695
[1,3]	Federal National Mortgage Assn.	5.597%	1/1/37	2,263	2,305
[1,3]	Federal National Mortgage Assn.	5.602%	7/1/36	1,125	1,150
[1,3]	Federal National Mortgage Assn.	5.641%	3/1/37	2,084	2,123
[1,3]	Federal National Mortgage Assn.	5.662%	6/1/36	799	815
[1,3]	Federal National Mortgage Assn.	5.680%	3/1/37	9,643	9,827
[1,3]	Federal National Mortgage Assn.	5.691%	2/1/37	4,452	4,539
[1,3]	Federal National Mortgage Assn.	5.700%	2/1/37	1,776	1,820
[1,3]	Federal National Mortgage Assn.	5.739%	12/1/36	9,417	9,611
[1,3]	Federal National Mortgage Assn.	5.739%	3/1/37	8,350	8,517
[1,3]	Federal National Mortgage Assn.	5.759%	4/1/36	2,251	2,297
[1,3]	Federal National Mortgage Assn.	5.787%	4/1/37	2,933	2,973
[1,3]	Federal National Mortgage Assn.	5.790%	4/1/37	12,482	12,741
[1,3]	Federal National Mortgage Assn.	5.798%	1/1/36	1,321	1,346
[1,3]	Federal National Mortgage Assn.	5.815%	6/1/37	1,842	1,879
[1,3]	Federal National Mortgage Assn.	5.890%	9/1/36	1,063	1,087
[1,3]	Federal National Mortgage Assn.	5.962%	11/1/36	1,405	1,438
[1,3]	Federal National Mortgage Assn.	6.085%	8/1/37	1,179	1,208
[1,3]	Federal National Mortgage Assn.	6.095%	6/1/36	298	305
[1,3]	Federal National Mortgage Assn.	6.619%	9/1/37	1,687	1,735
					2,985,575
Total U.S. Government and Agency Obligations (Cost $5,262,035)					5,285,338
Corporate Bonds (27.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (6.7%)
[3,4]	American Express Credit Account Master Trust	2.561%	3/15/12	18,000	17,836
5	BA Covered Bond Issuer	5.500%	6/14/12	6,700	6,893
[3,4]	Banc of America Commercial Mortgage, Inc.	4.050%	11/10/38	350	345
3	Banc of America Commercial Mortgage, Inc.	4.153%	11/10/38	650	627
3	Banc of America Commercial Mortgage, Inc.	4.877%	7/10/42	4,100	3,862
3	Banc of America Commercial Mortgage, Inc.	5.115%	10/10/45	2,000	1,886
3	Banc of America Commercial Mortgage, Inc.	5.634%	7/10/46	1,900	1,830
3	Banc of America Commercial Mortgage, Inc.	5.414%	9/10/47	1,350	1,283
[3,4]	Banc of America Commercial Mortgage, Inc.	6.158%	2/10/51	4,075	4,003
[3,4]	Bank of America Credit Card Trust	2.451%	2/15/12	24,575	24,333
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.623%	3/11/39	8,000	7,697

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.849%	6/11/40	4,700	4,653
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.405%	12/11/40	4,625	4,435
3	Bear Stearns Commercial Mortgage Securities, Inc.	4.521%	11/11/41	625	602
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/42	2,250	2,134
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	1,625	1,592
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/50	7,825	7,399
3	Capital Auto Receivables Asset Trust	4.680%	10/15/12	2,625	2,632
[3,4]	Capital One Master Trust	2.661%	6/15/11	21,000	20,980
[3,4]	Capital One Master Trust	2.671%	11/15/11	14,000	13,885
3	Capital One Multi-Asset Execution Trust	3.650%	7/15/11	8,500	8,498
3	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	700	710
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	6,000	5,798
[3,4]	Capital One Prime Auto Receivables Trust	2.491%	4/15/11	6,737	6,691
[3,4]	Chase Credit Card Master Trust	2.591%	1/17/11	10,000	9,986
[3,4]	Chase Issuance Trust	2.481%	2/15/11	7,000	6,970
3	Chase Issuance Trust	4.650%	12/17/12	1,300	1,311
3	Citibank Credit Card Issuance Trust	3.500%	8/16/10	29,225	29,223
3	Citibank Credit Card Master Trust	5.875%	3/10/11	1,750	1,767
3	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	500	475
[3,4]	Citigroup Commercial Mortgage Trust	5.915%	3/15/49	3,825	3,732
[3,4]	Citigroup Commercial Mortgage Trust	5.889%	12/10/49	1,425	1,358
[3,4]	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.400%	7/15/44	800	744
3	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.205%	12/11/49	5,475	5,346
3	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.322%	12/11/49	4,400	4,080
3	Commercial Mortgage Pass-Through Certificates	5.248%	12/10/46	400	394
[3,4]	Commercial Mortgage Pass-Through Certificates	6.010%	12/10/49	3,100	2,977
3	Countrywide Home Loans	4.802%	5/25/33	220	213
3	Credit Suisse First Boston
	Mortgage Securities Corp.	3.936%	5/15/38	1,200	1,106
3	Credit Suisse First Boston
	Mortgage Securities Corp.	5.100%	8/15/38	6,200	5,849
3	Credit Suisse Mortgage Capital Certificates	6.021%	6/15/38	3,025	2,966
3	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	12,550	12,084
[3,4]	Credit Suisse Mortgage Capital Certificates	5.913%	6/15/39	3,175	3,028
[3,4]	CWCapital Cobalt	6.015%	5/15/46	3,900	3,742
3	DaimlerChrysler Auto Trust	4.200%	7/8/10	975	975
3	DaimlerChrysler Auto Trust	5.330%	8/8/10	1,611	1,618
3	DaimlerChrysler Auto Trust	3.700%	6/8/12	2,500	2,466
3	Detroit Edison Securitization Funding LLC	6.190%	3/1/13	3,000	3,091
[3,4]	Discover Card Master Trust	5.650%	12/15/15	3,475	3,490
[3,4]	Discover Card Master Trust I	2.491%	5/15/11	15,000	14,956
3	Ford Credit Auto Owner Trust	4.300%	8/15/09	22	22
3	Ford Credit Auto Owner Trust	4.370%	10/15/12	2,500	2,453
[3,4]	GE Capital Commercial Mortgage Corp.	5.518%	3/10/44	4,550	4,341
3	GE Capital Credit Card Master Note Trust	5.080%	9/15/12	6,600	6,647
3	GMAC Commercial Mortgage Securities, Inc.	4.908%	3/10/38	200	189
3	GMAC Commercial Mortgage Securities, Inc.	4.646%	4/10/40	500	491
[3,4]	Gracechurch Card Funding PLC	2.481%	9/15/10	17,000	16,959
3	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	1,050	1,033
3	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,900	1,847
3	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	775	779
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	3,550	3,371
3	GS Mortgage Securities Corp. II	5.993%	8/10/45	2,675	2,569
3	Harley-Davidson Motorcycle Trust	3.200%	5/15/12	244	242

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Harley-Davidson Motorcycle Trust	5.210%	6/17/13	6,440	6,562
3	Honda Auto Receivables Owner Trust	4.610%	8/17/09	215	215
3	Honda Auto Receivables Owner Trust	5.300%	7/21/10	2,422	2,436
3	Honda Auto Receivables Owner Trust	5.120%	10/15/10	5,139	5,150
3	Honda Auto Receivables Owner Trust	4.880%	9/18/14	1,200	1,207
3	JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/43	4,736	4,761
3	JPMorgan Chase Commercial Mortgage Securities	6.065%	4/15/45	3,600	3,543
3	JPMorgan Chase Commercial Mortgage Securities	5.992%	6/15/49	6,275	6,237
3	JPMorgan Chase Commercial Mortgage Securities	6.007%	6/15/49	3,275	3,143
3	JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/51	5,250	4,997
3	JPMorgan Chase Commercial Mortgage Securities	5.855%	2/12/51	1,350	1,334
[3,4]	JPMorgan Chase Commercial Mortgage Securities	5.882%	2/15/51	3,225	3,089
3	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	775	719
3	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	200	199
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	1,800	1,711
3	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	2,500	2,470
[3,4]	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	1,125	1,090
3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	2,625	2,448
[3,4]	LB-UBS Commercial Mortgage Trust	6.317%	4/15/41	3,775	3,696
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	3,620	3,465
[3,4]	MBNA Credit Card Master Note Trust	2.471%	12/15/10	14,459	14,454
[3,4]	MBNA Credit Card Master Note Trust	2.601%	2/15/11	19,000	18,974
3	MBNA Credit Card Master Note Trust	4.300%	2/15/11	950	952
[3,4]	MBNA Credit Card Master Note Trust	2.461%	9/15/11	10,000	9,935
[3,4]	MBNA Credit Card Master Note Trust	2.571%	12/15/11	27,500	27,298
[3,4]	MBNA Credit Card Master Note Trust	2.491%	2/15/12	4,000	3,972
3	MBNA Master Credit Card Trust	7.000%	2/15/12	5,800	5,985
3	Merrill Lynch Mortgage Trust	5.236%	11/12/35	725	701
3	Merrill Lynch Mortgage Trust	5.841%	5/12/39	1,350	1,313
[3,4]	Merrill Lynch Mortgage Trust	6.023%	6/12/50	10,600	10,193
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	550	535
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	1,700	1,600
3	Merrill Lynch/
	Countrywide Commercial Mortgage Trust	6.104%	6/12/46	5,075	5,002
3	Merrill Lynch/
	Countrywide Commercial Mortgage Trust	5.378%	8/12/48	3,050	2,835
3	Merrill Lynch/
	Countrywide Commercial Mortgage Trust	5.590%	9/12/49	1,525	1,498
3	Merrill Lynch/
	Countrywide Commercial Mortgage Trust	5.700%	9/12/49	4,250	4,020
3	Morgan Stanley Capital I	4.970%	12/15/41	550	525
3	Morgan Stanley Capital I	5.168%	1/14/42	550	522
3	Morgan Stanley Capital I	5.230%	9/15/42	1,675	1,593
3	Morgan Stanley Capital I	5.943%	10/15/42	500	489
3	Morgan Stanley Capital I	6.457%	1/11/43	2,850	2,812
3	Morgan Stanley Capital I	5.809%	12/12/49	225	214
3	Morgan Stanley Capital I	5.090%	10/12/52	1,150	1,141
3	Nissan Auto Receivables Owner Trust	4.190%	7/15/09	80	80
3	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	1,000	1,003
3	PECO Energy Transition Trust	7.625%	3/1/10	4,421	4,529
3	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	350	350
3	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	750	756
3	PSE&G Transition Funding LLC	6.890%	12/15/17	200	216
3	Public Service New Hampshire Funding LLC	6.480%	5/1/15	675	700
3	Salomon Brothers Mortgage Securities VII	4.112%	9/25/33	709	682
3	USAA Auto Owner Trust	4.550%	2/16/10	242	242
3	USAA Auto Owner Trust	5.360%	2/15/11	2,767	2,783

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/09	62	62
3	Wachovia Auto Owner Trust	4.790%	4/20/10	248	248
3	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	500	498
3	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	525	527
3	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	284	268
[3,4]	Wachovia Bank Commercial Mortgage Trust	5.928%	5/15/43	1,825	1,781
3	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	2,150	1,983
[3,4]	Wachovia Bank Commercial Mortgage Trust	5.384%	10/15/44	2,500	2,395
[3,4]	Wachovia Bank Commercial Mortgage Trust	5.440%	12/15/44	4,750	4,533
3	World Omni Auto Receivables Trust	3.940%	10/15/12	2,500	2,469
					516,634
Finance (9.0%)
	Banking (3.9%)
	Abbey National PLC	7.950%	10/26/29	1,250	1,272
	AmSouth Bank NA	5.200%	4/1/15	775	683
	BAC Capital Trust XI	6.625%	5/23/36	3,450	3,240
	Banc One Corp.	7.625%	10/15/26	175	183
5	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	3,375	3,571
	Bank of America Capital Trust XIV	5.630%	12/31/49	425	334
	Bank of America Corp.	4.500%	8/1/10	1,300	1,303
	Bank of America Corp.	4.250%	10/1/10	800	796
	Bank of America Corp.	4.375%	12/1/10	300	299
	Bank of America Corp.	5.375%	8/15/11	1,525	1,542
	Bank of America Corp.	6.250%	4/15/12	1,250	1,297
	Bank of America Corp.	4.875%	9/15/12	525	520
	Bank of America Corp.	4.900%	5/1/13	4,300	4,249
	Bank of America Corp.	5.375%	6/15/14	375	364
	Bank of America Corp.	5.125%	11/15/14	2,525	2,484
	Bank of America Corp.	4.750%	8/1/15	500	464
	Bank of America Corp.	5.250%	12/1/15	300	290
	Bank of America Corp.	5.750%	8/15/16	350	342
	Bank of America Corp.	5.625%	10/14/16	1,850	1,759
	Bank of America Corp.	5.300%	3/15/17	3,525	3,318
	Bank of America Corp.	5.420%	3/15/17	1,250	1,148
	Bank of America Corp.	6.100%	6/15/17	900	873
	Bank of America Corp.	6.000%	9/1/17	125	120
	Bank of America Corp.	5.750%	12/1/17	25	24
	Bank of America Corp.	5.650%	5/1/18	1,975	1,845
	Bank of America Corp.	5.625%	3/8/35	1,025	842
	Bank of America Corp.	6.000%	10/15/36	925	862
	Bank of America Corp.	6.500%	9/15/37	350	329
	Bank of New York Mellon	4.950%	1/14/11	1,075	1,086
	Bank of New York Mellon	4.950%	11/1/12	2,500	2,505
	Bank of New York Mellon	4.950%	3/15/15	1,350	1,303
	Bank of Tokyo-Mitsubishi	8.400%	4/15/10	500	531
	Bank One Corp.	7.875%	8/1/10	2,200	2,326
	Bank One Corp.	5.250%	1/30/13	725	719
	Bank One Corp.	4.900%	4/30/15	800	756
	BankAmerica Capital II	8.000%	12/15/26	900	910
	Barclays Bank PLC	5.450%	9/12/12	325	329
	Barclays Bank PLC	6.278%	12/29/49	375	307
	BB&T Corp.	6.500%	8/1/11	100	102
	BB&T Corp.	4.750%	10/1/12	1,425	1,374
	BB&T Corp.	5.200%	12/23/15	725	655
	BB&T Corp.	5.625%	9/15/16	700	641
	BB&T Corp.	5.250%	11/1/19	1,825	1,574
	BB&T Corp.	6.750%	6/7/36	1,025	916

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Charter One Bank N.A.	5.500%	4/26/11	1,000	1,013
[3,5]	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	225	241
3	Citigroup Capital XXI	8.300%	12/21/57	2,550	2,397
	Citigroup, Inc.	4.250%	7/29/09	275	276
	Citigroup, Inc.	4.125%	2/22/10	775	768
	Citigroup, Inc.	6.500%	1/18/11	1,825	1,894
	Citigroup, Inc.	5.100%	9/29/11	2,425	2,408
	Citigroup, Inc.	6.000%	2/21/12	325	322
	Citigroup, Inc.	5.250%	2/27/12	5,000	4,960
	Citigroup, Inc.	5.500%	8/27/12	525	518
	Citigroup, Inc.	5.625%	8/27/12	3,100	3,070
	Citigroup, Inc.	5.300%	10/17/12	3,600	3,520
	Citigroup, Inc.	5.125%	5/5/14	300	282
	Citigroup, Inc.	5.000%	9/15/14	5,904	5,364
	Citigroup, Inc.	4.875%	5/7/15	75	68
	Citigroup, Inc.	4.700%	5/29/15	275	253
	Citigroup, Inc.	5.300%	1/7/16	325	306
	Citigroup, Inc.	6.000%	8/15/17	1,875	1,816
	Citigroup, Inc.	6.125%	11/21/17	1,550	1,507
	Citigroup, Inc.	6.125%	5/15/18	4,050	3,917
	Citigroup, Inc.	6.625%	6/15/32	2,875	2,620
	Citigroup, Inc.	5.875%	2/22/33	2,625	2,179
	Citigroup, Inc.	6.000%	10/31/33	550	463
	Citigroup, Inc.	5.850%	12/11/34	400	339
	Citigroup, Inc.	6.875%	3/5/38	2,975	2,881
	Colonial Bank NA	6.375%	12/1/15	125	105
	Comerica Bank	5.750%	11/21/16	1,850	1,669
	Comerica Bank	5.200%	8/22/17	450	378
	Compass Bank	6.400%	10/1/17	475	461
	Compass Bank	5.900%	4/1/26	225	190
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	2,400	2,427
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	900	914
	Credit Suisse First Boston USA, Inc.	5.500%	8/16/11	875	897
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	350	358
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	2,540	2,634
	Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	2,350	2,351
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	2,525	2,382
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	1,150	1,062
	Credit Suisse First Boston USA, Inc.	5.375%	3/2/16	75	72
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	1,375	1,500
	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	800	676
	Credit Suisse New York	5.000%	5/15/13	2,125	2,094
	Deutsche Bank AG London	5.375%	10/12/12	1,700	1,723
	Deutsche Bank AG London	6.000%	9/1/17	3,275	3,330
	Deutsche Bank Financial	4.875%	5/20/13	1,475	1,455
	Deutsche Bank Financial LLC	5.375%	3/2/15	1,150	1,118
	Fifth Third Bank	4.200%	2/23/10	525	504
	Fifth Third Bank	6.250%	5/1/13	750	689
	Fifth Third Bank	4.750%	2/1/15	675	568
	Fifth Third Bank	4.500%	6/1/18	700	539
	Fifth Third Bank	8.250%	3/1/38	1,200	971
	First Tennessee Bank	5.050%	1/15/15	125	107
	First Union Institutional Capital I	8.040%	12/1/26	175	169
	FirstStar Bank	7.125%	12/1/09	275	287
	Fleet Capital Trust II	7.920%	12/11/26	725	746
	Golden West Financial Corp.	4.750%	10/1/12	450	436
5	HBOS Treasury Services PLC	5.250%	2/21/17	2,650	2,608

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	HBOS Treasury Services PLC	6.750%	5/21/18	900	843
	HSBC Bank PLC	6.950%	3/15/11	350	364
	HSBC Bank USA	4.625%	4/1/14	1,900	1,825
	HSBC Bank USA	5.875%	11/1/34	1,225	1,096
	HSBC Bank USA	5.625%	8/15/35	1,425	1,217
	HSBC Holdings PLC	7.500%	7/15/09	1,300	1,332
	HSBC Holdings PLC	7.350%	11/27/32	125	125
	HSBC Holdings PLC	6.500%	5/2/36	1,550	1,450
	HSBC Holdings PLC	6.500%	9/15/37	2,225	2,069
	HSBC Holdings PLC	6.800%	6/1/38	150	142
5	ICICI Bank Ltd.	6.625%	10/3/12	775	762
	JPM Capital Trust	6.550%	9/29/36	650	569
	JPMorgan Capital Trust	5.875%	3/15/35	1,525	1,259
	JPMorgan Chase & Co.	6.750%	2/1/11	1,000	1,041
	JPMorgan Chase & Co.	5.600%	6/1/11	2,200	2,257
	JPMorgan Chase & Co.	4.850%	6/16/11	2,275	2,290
	JPMorgan Chase & Co.	4.500%	1/15/12	4,625	4,583
	JPMorgan Chase & Co.	6.625%	3/15/12	400	419
	JPMorgan Chase & Co.	5.375%	10/1/12	4,175	4,218
	JPMorgan Chase & Co.	5.750%	1/2/13	1,075	1,085
	JPMorgan Chase & Co.	4.750%	5/1/13	625	602
	JPMorgan Chase & Co.	4.875%	3/15/14	260	257
	JPMorgan Chase & Co.	5.125%	9/15/14	295	277
	JPMorgan Chase & Co.	4.750%	3/1/15	1,625	1,543
	JPMorgan Chase & Co.	5.250%	5/1/15	3,650	3,594
	JPMorgan Chase & Co.	5.150%	10/1/15	1,175	1,125
	JPMorgan Chase & Co.	5.875%	6/13/16	525	516
	JPMorgan Chase & Co.	6.125%	6/27/17	700	688
	JPMorgan Chase & Co.	5.850%	8/1/35	100	81
	JPMorgan Chase & Co.	6.400%	5/15/38	1,500	1,409
	JPMorgan Chase Capital XXII	6.450%	2/2/37	2,700	2,315
	JPMorgan Chase Capital XXV	6.800%	10/1/37	1,175	1,044
	Key Bank NA	7.000%	2/1/11	300	301
	Key Bank NA	5.500%	9/17/12	950	864
	Key Bank NA	4.950%	9/15/15	800	679
	Key Bank NA	5.450%	3/3/16	1,600	1,338
	KeyCorp	6.500%	5/14/13	75	66
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	1,175	1,139
	Marshall & Ilsley Bank	4.850%	6/16/15	450	365
	Marshall & Ilsley Corp.	4.375%	8/1/09	900	875
	MBNA America Bank NA	4.625%	8/3/09	50	50
	MBNA America Bank NA	6.625%	6/15/12	650	688
	MBNA Corp.	7.500%	3/15/12	725	780
	MBNA Corp.	6.125%	3/1/13	550	569
	MBNA Corp.	5.000%	6/15/15	825	796
	Mellon Funding Corp.	5.000%	12/1/14	350	339
	National City Bank	4.150%	8/1/09	275	264
	National City Bank	4.500%	3/15/10	650	592
	National City Bank	6.250%	3/15/11	925	821
	National City Corp.	4.900%	1/15/15	750	574
	National City Corp.	6.875%	5/15/19	550	411
	NationsBank Corp.	6.800%	3/15/28	900	905
5	Nationwide Building Society	5.500%	7/18/12	3,400	3,450
5	Northern Rock PLC	5.625%	6/22/17	6,700	6,744
	PNC Bank NA	4.875%	9/21/17	2,075	1,833
	PNC Funding Corp.	5.125%	12/14/10	300	301
	PNC Funding Corp.	5.250%	11/15/15	1,075	1,003

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	PNC Funding Corp.	5.625%	2/1/17	225	210
	Regions Financial Corp.	7.000%	3/1/11	975	995
	Regions Financial Corp.	6.375%	5/15/12	2,275	2,247
3	Regions Financial Corp.	6.625%	5/15/47	1,100	761
	Royal Bank of Canada	4.125%	1/26/10	2,300	2,317
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	1,325	1,295
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	2,250	2,150
	Royal Bank of Scotland Group PLC	7.648%	8/29/49	5,025	4,874
	Santander Central Hispano Issuances	7.625%	9/14/10	2,375	2,512
	Santander Finance Issuances	6.375%	2/15/11	475	490
	Sanwa Bank Ltd.	8.350%	7/15/09	1,175	1,220
	Sanwa Bank Ltd.	7.400%	6/15/11	2,400	2,549
	Southtrust Corp.	5.800%	6/15/14	225	221
	Sovereign Bancorp, Inc.	4.800%	9/1/10	1,100	970
	Sovereign Bancorp, Inc.	8.750%	5/30/18	450	454
5	Standard Chartered PLC	6.409%	12/31/49	700	576
	State Street Capital Trust	5.300%	1/15/16	275	261
	Sumitomo Bank International Finance NV	8.500%	6/15/09	925	961
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	3,090	3,356
	SunTrust Banks, Inc.	4.250%	10/15/09	1,000	992
	SunTrust Banks, Inc.	6.375%	4/1/11	200	208
	SunTrust Banks, Inc.	5.250%	11/5/12	850	836
	SunTrust Banks, Inc.	6.000%	9/11/17	800	771
	SunTrust Banks, Inc.	7.250%	3/15/18	275	274
	SunTrust Banks, Inc.	6.000%	2/15/26	1,075	907
3	SunTrust Capital VIII	6.100%	12/1/66	350	283
	Swiss Bank Corp.	7.000%	10/15/15	675	711
	Swiss Bank Corp.	7.375%	6/15/17	175	189
	Synovus Financial Corp.	5.125%	6/15/17	600	507
	UBS AG	5.875%	7/15/16	3,050	3,011
	UBS AG	5.875%	12/20/17	1,550	1,527
	UBS AG	5.750%	4/25/18	1,050	1,025
	UFJ Finance Aruba AEC	6.750%	7/15/13	2,350	2,432
	Union Bank of California NA	5.950%	5/11/16	550	524
	Union Planters Corp.	7.750%	3/1/11	1,175	1,221
	UnionBanCal Corp.	5.250%	12/16/13	125	120
	US Bank NA	6.375%	8/1/11	1,275	1,340
	US Bank NA	6.300%	2/4/14	2,000	2,090
	US Bank NA	4.950%	10/30/14	575	565
	USB Capital IX	6.189%	4/15/49	700	524
	Wachovia Bank NA	4.875%	2/1/15	4,000	3,650
	Wachovia Bank NA	5.000%	8/15/15	175	158
	Wachovia Bank NA	6.000%	11/15/17	700	665
	Wachovia Bank NA	5.850%	2/1/37	3,250	2,644
	Wachovia Bank NA	6.600%	1/15/38	825	735
[3,4]	Wachovia Capital Trust III	5.800%	3/15/42	1,650	1,139
	Wachovia Corp.	7.875%	2/15/10	1,850	1,939
	Wachovia Corp.	4.375%	6/1/10	1,000	989
	Wachovia Corp.	5.300%	10/15/11	400	394
	Wachovia Corp.	5.500%	5/1/13	2,250	2,179
	Wachovia Corp.	4.875%	2/15/14	425	384
	Wachovia Corp.	5.625%	10/15/16	625	580
	Wachovia Corp.	5.750%	6/15/17	3,300	3,047
	Wachovia Corp.	5.750%	2/1/18	1,200	1,105
5	Wachovia Corp.	8.000%	12/15/26	775	799
	Wachovia Corp.	7.500%	4/15/35	100	100
	Wachovia Corp.	5.500%	8/1/35	1,050	810

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wachovia Corp.	6.550%	10/15/35	100	88
Washington Mutual Bank	6.875%	6/15/11	1,400	1,204
Washington Mutual Bank	5.500%	1/15/13	925	766
Washington Mutual Bank	5.125%	1/15/15	1,175	890
Washington Mutual, Inc.	4.200%	1/15/10	50	46
Washington Mutual, Inc.	5.000%	3/22/12	1,225	1,027
Washington Mutual, Inc.	5.250%	9/15/17	1,775	1,384
Wells Fargo & Co.	4.200%	1/15/10	6,425	6,446
Wells Fargo & Co.	4.875%	1/12/11	950	963
Wells Fargo & Co.	5.300%	8/26/11	300	302
Wells Fargo & Co.	5.125%	9/1/12	650	645
Wells Fargo & Co.	5.250%	10/23/12	1,250	1,241
Wells Fargo & Co.	4.375%	1/31/13	200	191
Wells Fargo & Co.	4.950%	10/16/13	375	365
Wells Fargo & Co.	5.625%	12/11/17	1,600	1,538
Wells Fargo & Co.	5.375%	2/7/35	750	624
Wells Fargo Bank NA	6.450%	2/1/11	1,175	1,232
Wells Fargo Bank NA	4.750%	2/9/15	2,750	2,641
Wells Fargo Bank NA	5.750%	5/16/16	3,400	3,458
Wells Fargo Bank NA	5.950%	8/26/36	800	765
Wells Fargo Capital X	5.950%	12/15/36	50	45
Wells Fargo Capital XIII	7.700%	12/29/49	925	933
Wells Fargo Financial	5.500%	8/1/12	675	685
World Savings Bank, FSB	4.125%	12/15/09	200	198
Zions Bancorp.	5.500%	11/16/15	850	676

Brokerage (1.8%)
Ameriprise Financial Inc.	5.350%	11/15/10	1,050	1,034
Ameriprise Financial Inc.	5.650%	11/15/15	875	830
Amvescap PLC	5.375%	2/27/13	25	23
Bear Stearns Co., Inc.	4.550%	6/23/10	1,350	1,338
Bear Stearns Co., Inc.	4.500%	10/28/10	400	395
Bear Stearns Co., Inc.	5.500%	8/15/11	75	74
Bear Stearns Co., Inc.	5.350%	2/1/12	4,250	4,214
Bear Stearns Co., Inc.	5.700%	11/15/14	1,450	1,396
Bear Stearns Co., Inc.	5.300%	10/30/15	400	371
Bear Stearns Co., Inc.	5.550%	1/22/17	1,250	1,155
Bear Stearns Co., Inc.	6.400%	10/2/17	900	892
Bear Stearns Co., Inc.	7.250%	2/1/18	1,200	1,255
BlackRock, Inc.	6.250%	9/15/17	525	529
Goldman Sachs Capital II	5.793%	6/1/49	1,125	796
Goldman Sachs Group, Inc.	4.500%	6/15/10	1,910	1,912
Goldman Sachs Group, Inc.	6.875%	1/15/11	1,775	1,847
Goldman Sachs Group, Inc.	6.600%	1/15/12	6,125	6,390
Goldman Sachs Group, Inc.	5.450%	11/1/12	1,675	1,685
Goldman Sachs Group, Inc.	5.250%	4/1/13	1,275	1,265
Goldman Sachs Group, Inc.	4.750%	7/15/13	1,650	1,596
Goldman Sachs Group, Inc.	5.250%	10/15/13	1,525	1,512
Goldman Sachs Group, Inc.	5.150%	1/15/14	2,525	2,526
Goldman Sachs Group, Inc.	5.000%	10/1/14	275	271
Goldman Sachs Group, Inc.	5.125%	1/15/15	2,250	2,172
Goldman Sachs Group, Inc.	5.350%	1/15/16	1,850	1,789
Goldman Sachs Group, Inc.	5.625%	1/15/17	1,775	1,651
Goldman Sachs Group, Inc.	6.250%	9/1/17	1,925	1,914
Goldman Sachs Group, Inc.	5.950%	1/18/18	3,350	3,213
Goldman Sachs Group, Inc.	6.150%	4/1/18	2,525	2,454
Goldman Sachs Group, Inc.	5.950%	1/15/27	1,375	1,184

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Goldman Sachs Group, Inc.	6.125%	2/15/33	350	306
	Goldman Sachs Group, Inc.	6.345%	2/15/34	1,150	980
	Goldman Sachs Group, Inc.	6.450%	5/1/36	675	605
	Goldman Sachs Group, Inc.	6.750%	10/1/37	5,650	5,231
	Janus Capital Group	5.875%	9/15/11	400	387
	Janus Capital Group	6.700%	6/15/17	375	348
	Jefferies Group Inc.	6.450%	6/8/27	2,300	1,801
	Jefferies Group Inc.	6.250%	1/15/36	925	673
	Lazard Group	6.850%	6/15/17	1,750	1,535
	Lehman Brothers Capital Trust VII	5.857%	11/29/49	750	480
	Lehman Brothers Holdings, Inc.	3.950%	11/10/09	675	657
	Lehman Brothers Holdings, Inc.	4.250%	1/27/10	1,050	1,018
	Lehman Brothers Holdings, Inc.	4.500%	7/26/10	2,275	2,187
	Lehman Brothers Holdings, Inc.	5.000%	1/14/11	500	484
	Lehman Brothers Holdings, Inc.	6.625%	1/18/12	4,025	3,997
	Lehman Brothers Holdings, Inc.	5.250%	2/6/12	400	381
	Lehman Brothers Holdings, Inc.	6.000%	7/19/12	200	193
	Lehman Brothers Holdings, Inc.	5.625%	1/24/13	1,600	1,519
	Lehman Brothers Holdings, Inc.	5.750%	5/17/13	1,650	1,578
	Lehman Brothers Holdings, Inc.	5.500%	4/4/16	950	861
	Lehman Brothers Holdings, Inc.	5.750%	1/3/17	125	110
	Lehman Brothers Holdings, Inc.	6.500%	7/19/17	3,600	3,351
	Lehman Brothers Holdings, Inc.	6.750%	12/28/17	2,100	1,981
	Lehman Brothers Holdings, Inc.	6.875%	5/2/18	2,000	1,943
	Lehman Brothers Holdings, Inc.	7.000%	9/27/27	1,600	1,497
3	Lehman Brothers Holdings, Inc.	6.000%	5/3/32	550	454
	Lehman Brothers Holdings, Inc.	7.500%	5/11/38	1,450	1,342
	Merrill Lynch & Co., Inc.	4.125%	9/10/09	1,325	1,323
	Merrill Lynch & Co., Inc.	4.250%	2/8/10	2,150	2,119
	Merrill Lynch & Co., Inc.	4.790%	8/4/10	600	593
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	975	980
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	975	942
	Merrill Lynch & Co., Inc.	6.150%	4/25/13	2,825	2,755
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	500	457
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	550	523
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	3,150	2,782
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	2,325	2,062
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	2,750	2,548
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	1,875	1,782
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	725	630
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	1,975	1,608
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	2,075	1,998
	Morgan Stanley Dean Witter	4.000%	1/15/10	3,325	3,300
	Morgan Stanley Dean Witter	4.250%	5/15/10	1,300	1,269
	Morgan Stanley Dean Witter	6.750%	4/15/11	2,175	2,242
	Morgan Stanley Dean Witter	5.625%	1/9/12	5,525	5,503
	Morgan Stanley Dean Witter	5.750%	8/31/12	600	596
	Morgan Stanley Dean Witter	4.750%	4/1/14	5,725	5,164
	Morgan Stanley Dean Witter	6.000%	4/28/15	1,950	1,878
	Morgan Stanley Dean Witter	5.375%	10/15/15	925	851
	Morgan Stanley Dean Witter	5.750%	10/18/16	1,175	1,075
	Morgan Stanley Dean Witter	5.450%	1/9/17	1,400	1,253
	Morgan Stanley Dean Witter	5.550%	4/27/17	375	336
	Morgan Stanley Dean Witter	5.950%	12/28/17	1,075	982
	Morgan Stanley Dean Witter	6.625%	4/1/18	3,450	3,284
	Morgan Stanley Dean Witter	6.250%	8/9/26	2,375	2,098
	Morgan Stanley Dean Witter	7.250%	4/1/32	1,200	1,217

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Finance Companies (1.7%)
	Allied Capital Corp.	6.000%	4/1/12	375	350
	American Express Bank, FSB	5.550%	10/17/12	650	640
	American Express Bank, FSB	5.500%	4/16/13	1,950	1,939
	American Express Bank, FSB	6.000%	9/13/17	575	546
	American Express Centurion Bank	4.375%	7/30/09	775	780
	American Express Centurion Bank	5.550%	10/17/12	700	699
	American Express Centurion Bank	6.000%	9/13/17	725	723
	American Express Co.	4.750%	6/17/09	175	176
3	American Express Co.	6.800%	9/1/16	700	664
	American Express Co.	5.500%	9/12/16	500	466
	American Express Co.	6.150%	8/28/17	1,525	1,456
	American Express Credit Corp.	5.000%	12/2/10	975	991
	American Express Credit Corp.	5.875%	5/2/13	1,600	1,593
5	American Express Travel	5.250%	11/21/11	1,275	1,268
	American General Finance Corp.	3.875%	10/1/09	325	317
	American General Finance Corp.	4.875%	5/15/10	350	340
	American General Finance Corp.	5.625%	8/17/11	725	702
	American General Finance Corp.	4.875%	7/15/12	1,050	973
	American General Finance Corp.	5.850%	6/1/13	1,925	1,790
	American General Finance Corp.	5.750%	9/15/16	3,500	3,046
	American General Finance Corp.	6.900%	12/15/17	1,300	1,157
	Block Financial LLC	7.875%	1/15/13	200	214
	Capital One Bank	5.750%	9/15/10	1,375	1,364
	Capital One Capital III	7.686%	8/15/36	600	497
	Capital One Capital IV	6.745%	2/17/37	375	283
	Capital One Financial	5.700%	9/15/11	400	376
	Capital One Financial	4.800%	2/21/12	175	162
	Capital One Financial	5.500%	6/1/15	425	381
	Capital One Financial	6.150%	9/1/16	900	783
	Capital One Financial	5.250%	2/21/17	1,150	1,012
	Capital One Financial	6.750%	9/15/17	2,275	2,264
	Capmark Financial Group	5.875%	5/10/12	150	105
	Capmark Financial Group	6.300%	5/10/17	400	256
	CIT Group Co. of Canada	4.650%	7/1/10	800	687
	CIT Group Co. of Canada	5.600%	11/2/11	400	320
	CIT Group Co. of Canada	5.200%	6/1/15	675	473
	CIT Group, Inc.	4.250%	2/1/10	600	527
	CIT Group, Inc.	5.200%	11/3/10	325	276
	CIT Group, Inc.	4.750%	12/15/10	525	448
	CIT Group, Inc.	5.600%	4/27/11	175	143
	CIT Group, Inc.	5.800%	7/28/11	425	350
	CIT Group, Inc.	7.625%	11/30/12	275	239
	CIT Group, Inc.	5.400%	3/7/13	100	80
	CIT Group, Inc.	5.125%	9/30/14	2,650	1,905
	CIT Group, Inc.	5.000%	2/1/15	275	203
	CIT Group, Inc.	5.400%	1/30/16	525	388
	CIT Group, Inc.	5.850%	9/15/16	800	597
	CIT Group, Inc.	5.650%	2/13/17	3,800	2,769
	CIT Group, Inc.	6.000%	4/1/36	750	562
3	CIT Group, Inc.	6.100%	3/15/67	25	12
	Countrywide Home Loan	4.125%	9/15/09	1,700	1,624
	Countrywide Home Loan	4.000%	3/22/11	1,425	1,295
	General Electric Capital Corp.	5.250%	10/27/09	700	717
	General Electric Capital Corp.	4.875%	10/21/10	1,600	1,630
	General Electric Capital Corp.	6.125%	2/22/11	5,420	5,679
	General Electric Capital Corp.	5.500%	4/28/11	1,450	1,494

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	General Electric Capital Corp.	5.875%	2/15/12	10,500	10,856
	General Electric Capital Corp.	4.375%	3/3/12	1,050	1,037
	General Electric Capital Corp.	6.000%	6/15/12	3,175	3,283
	General Electric Capital Corp.	5.250%	10/19/12	7,625	7,662
	General Electric Capital Corp.	5.450%	1/15/13	650	654
	General Electric Capital Corp.	4.800%	5/1/13	600	588
	General Electric Capital Corp.	5.500%	6/4/14	3,000	3,080
	General Electric Capital Corp.	5.650%	6/9/14	1,225	1,254
	General Electric Capital Corp.	5.375%	10/20/16	325	322
	General Electric Capital Corp.	5.400%	2/15/17	1,625	1,598
	General Electric Capital Corp.	5.625%	9/15/17	1,150	1,139
	General Electric Capital Corp.	5.625%	5/1/18	1,275	1,251
	General Electric Capital Corp.	6.750%	3/15/32	3,025	3,060
	General Electric Capital Corp.	6.150%	8/7/37	600	565
	General Electric Capital Corp.	5.875%	1/14/38	6,400	5,794
3	General Electric Capital Corp.	6.375%	11/15/67	1,150	1,103
3	HSBC Finance Capital Trust IX	5.911%	11/30/35	100	81
	HSBC Finance Corp.	4.125%	11/16/09	1,350	1,346
	HSBC Finance Corp.	4.625%	9/15/10	825	827
	HSBC Finance Corp.	5.250%	1/14/11	2,275	2,289
	HSBC Finance Corp.	5.700%	6/1/11	2,350	2,377
	HSBC Finance Corp.	6.375%	10/15/11	350	360
	HSBC Finance Corp.	7.000%	5/15/12	1,375	1,432
	HSBC Finance Corp.	5.900%	6/19/12	1,050	1,063
	HSBC Finance Corp.	6.375%	11/27/12	750	768
	HSBC Finance Corp.	4.750%	7/15/13	1,075	1,051
	HSBC Finance Corp.	5.250%	1/15/14	875	868
	HSBC Finance Corp.	5.000%	6/30/15	4,700	4,504
	International Lease Finance Corp.	4.875%	9/1/10	875	828
	International Lease Finance Corp.	5.125%	11/1/10	1,475	1,399
	International Lease Finance Corp.	4.950%	2/1/11	1,900	1,774
	International Lease Finance Corp.	5.450%	3/24/11	825	774
	International Lease Finance Corp.	5.750%	6/15/11	2,500	2,352
	International Lease Finance Corp.	5.300%	5/1/12	100	90
	International Lease Finance Corp.	5.000%	9/15/12	1,225	1,082
	International Lease Finance Corp.	5.625%	9/20/13	100	89
	International Lease Finance Corp.	5.650%	6/1/14	1,150	1,003
	iStar Financial Inc.	6.000%	12/15/10	250	213
	iStar Financial Inc.	5.800%	3/15/11	900	765
	iStar Financial Inc.	5.650%	9/15/11	425	358
	iStar Financial Inc.	5.150%	3/1/12	1,125	911
	iStar Financial Inc.	5.950%	10/15/13	200	158
	iStar Financial Inc.	5.875%	3/15/16	325	254
	iStar Financial Inc.	5.850%	3/15/17	200	154
	SLM Corp.	4.500%	7/26/10	450	412
	SLM Corp.	5.400%	10/25/11	4,100	3,654
	SLM Corp.	5.050%	11/14/14	750	619
	SLM Corp.	8.450%	6/15/18	900	859
	SLM Corp.	5.625%	8/1/33	1,075	809

	Insurance (1.2%)
	ACE Capital Trust II	9.700%	4/1/30	225	246
	ACE INA Holdings, Inc.	5.600%	5/15/15	275	272
	ACE INA Holdings, Inc.	5.700%	2/15/17	950	920
	AEGON Funding Corp.	5.750%	12/15/20	100	94
	AEGON NV	4.750%	6/1/13	475	454
	Aetna, Inc.	7.875%	3/1/11	150	159

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Aetna, Inc.	5.750%	6/15/11	300	307
	Aetna, Inc.	6.000%	6/15/16	75	75
	Aetna, Inc.	6.625%	6/15/36	2,000	1,913
	Allied World Assurance	7.500%	8/1/16	725	686
	Allstate Corp.	6.125%	2/15/12	500	513
	Allstate Corp.	5.000%	8/15/14	950	951
	Allstate Corp.	6.125%	12/15/32	550	523
	Allstate Corp.	5.550%	5/9/35	250	214
3	Allstate Corp.	6.125%	5/15/37	350	323
3	Allstate Corp.	6.500%	5/15/57	450	401
	Allstate Life Global Funding	5.375%	4/30/13	850	846
	Ambac, Inc.	5.950%	12/5/35	1,050	373
	Ambac, Inc.	6.150%	2/7/87	125	19
	American General Capital II	8.500%	7/1/30	100	104
	American International Group, Inc.	4.700%	10/1/10	1,550	1,523
	American International Group, Inc.	5.375%	10/18/11	500	495
	American International Group, Inc.	4.950%	3/20/12	1,175	1,137
	American International Group, Inc.	4.250%	5/15/13	1,200	1,101
	American International Group, Inc.	5.050%	10/1/15	2,350	2,139
	American International Group, Inc.	5.600%	10/18/16	1,275	1,188
	American International Group, Inc.	5.850%	1/16/18	900	830
	American International Group, Inc.	6.250%	5/1/36	375	329
[3,5]	American International Group, Inc.	8.175%	5/15/58	2,950	2,884
	Arch Capital Group Ltd.	7.350%	5/1/34	800	830
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	225	213
	Assurant, Inc.	5.625%	2/15/14	500	472
	Assurant, Inc.	6.750%	2/15/34	850	789
	AXA Financial, Inc.	7.750%	8/1/10	325	340
	AXA SA	8.600%	12/15/30	1,625	1,721
	Axis Capital Holdings	5.750%	12/1/14	175	170
	Berkshire Hathaway Finance Corp.	4.125%	1/15/10	1,085	1,098
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	350	356
	Berkshire Hathaway Finance Corp.	4.750%	5/15/12	425	433
5	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	500	494
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	850	847
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	50	51
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	2,000	1,988
5	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	550	549
	Chubb Corp.	5.750%	5/15/18	325	315
	Chubb Corp.	6.000%	5/11/37	1,175	1,073
	Chubb Corp.	6.500%	5/15/38	400	388
3	Chubb Corp.	6.375%	3/29/67	300	277
	CIGNA Corp.	7.875%	5/15/27	150	155
	CIGNA Corp.	6.150%	11/15/36	1,050	926
	Cincinnati Financial Corp.	6.920%	5/15/28	400	404
	Cincinnati Financial Corp.	6.125%	11/1/34	375	343
	CNA Financial Corp.	6.000%	8/15/11	200	199
	CNA Financial Corp.	5.850%	12/15/14	1,275	1,204
	CNA Financial Corp.	6.500%	8/15/16	475	462
	Commerce Group, Inc.	5.950%	12/9/13	125	121
	Coventry Health Care Inc.	6.300%	8/15/14	675	638
3	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	350	252
	Fidelity National Financial, Inc.	7.300%	8/15/11	400	400
	Fund American Cos., Inc.	5.875%	5/15/13	250	243
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	575	555
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	475	465
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	350	360

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Genworth Financial, Inc.	4.750%	6/15/09	375	374
	Genworth Financial, Inc.	5.125%	3/15/11	650	640
	Genworth Financial, Inc.	5.750%	6/15/14	175	169
	Genworth Financial, Inc.	4.950%	10/1/15	100	89
	Genworth Financial, Inc.	6.500%	6/15/34	375	339
3	Genworth Financial, Inc.	6.150%	11/15/66	200	157
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	625	619
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	250	236
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	300	279
	Hartford Financial Services Group, Inc.	6.300%	3/15/18	125	123
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	200	192
3	Hartford Financial Services Group, Inc.	8.125%	6/15/38	275	269
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	1,325	1,177
	Humana Inc.	6.450%	6/1/16	1,200	1,169
	Humana Inc.	7.200%	6/15/18	650	645
	Humana Inc.	8.150%	6/15/38	700	713
	ING Capital Funding Trust III	5.775%	12/8/49	1,650	1,396
	ING USA Global	4.500%	10/1/10	1,925	1,941
3	Lincoln National Corp.	6.050%	4/20/67	225	188
	Lincoln National Corp.	5.650%	8/27/12	150	150
	Lincoln National Corp.	6.150%	4/7/36	1,575	1,493
3	Lincoln National Corp.	7.000%	5/17/66	800	722
	Loews Corp.	6.000%	2/1/35	175	154
	Marsh & McLennan Cos., Inc.	5.150%	9/15/10	125	124
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	925	942
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	725	705
	MetLife, Inc.	5.375%	12/15/12	350	351
	MetLife, Inc.	5.000%	11/24/13	225	219
	MetLife, Inc.	5.500%	6/15/14	100	100
	MetLife, Inc.	5.000%	6/15/15	1,000	950
	MetLife, Inc.	6.375%	6/15/34	800	770
	MetLife, Inc.	5.700%	6/15/35	300	264
	MetLife, Inc.	6.400%	12/15/36	700	603
	Principal Financial Group, Inc.	6.050%	10/15/36	550	481
	Principal Life Income Funding	5.125%	3/1/11	600	603
	Principal Life Income Funding	5.300%	12/14/12	1,075	1,075
	Principal Life Income Funding	5.300%	4/24/13	650	650
	Principal Life Income Funding	5.100%	4/15/14	350	337
	Progressive Corp.	6.375%	1/15/12	500	511
	Progressive Corp.	6.625%	3/1/29	575	581
3	Progressive Corp.	6.700%	6/15/37	700	601
	Protective Life Secured Trust	4.850%	8/16/10	500	504
	Prudential Financial, Inc.	5.800%	6/15/12	775	791
	Prudential Financial, Inc.	5.150%	1/15/13	325	319
	Prudential Financial, Inc.	4.500%	7/15/13	225	212
	Prudential Financial, Inc.	4.750%	4/1/14	400	375
	Prudential Financial, Inc.	5.100%	9/20/14	450	424
	Prudential Financial, Inc.	5.500%	3/15/16	125	118
	Prudential Financial, Inc.	6.100%	6/15/17	600	603
	Prudential Financial, Inc.	6.000%	12/1/17	500	485
	Prudential Financial, Inc.	5.750%	7/15/33	450	395
	Prudential Financial, Inc.	5.400%	6/13/35	450	371
	Prudential Financial, Inc.	5.900%	3/17/36	650	575
	Prudential Financial, Inc.	5.700%	12/14/36	2,825	2,307
	Safeco Corp.	4.875%	2/1/10	250	248
	St. Paul Travelers Cos., Inc.	5.500%	12/1/15	350	348
	St. Paul Travelers Cos., Inc.	6.250%	6/20/16	850	872

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Torchmark Corp.	6.375%	6/15/16	500	509
	Travelers Cos. Inc.	5.750%	12/15/17	750	738
3	Travelers Cos. Inc.	6.250%	3/15/37	300	255
	Travelers Cos. Inc.	6.250%	6/15/37	600	553
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,550	1,463
	UnitedHealth Group, Inc.	4.125%	8/15/09	1,075	1,069
	UnitedHealth Group, Inc.	5.500%	11/15/12	150	148
	UnitedHealth Group, Inc.	4.875%	2/15/13	625	606
	UnitedHealth Group, Inc.	4.875%	4/1/13	600	578
	UnitedHealth Group, Inc.	5.000%	8/15/14	250	236
	UnitedHealth Group, Inc.	4.875%	3/15/15	600	558
	UnitedHealth Group, Inc.	6.000%	6/15/17	300	292
	UnitedHealth Group, Inc.	6.000%	11/15/17	200	196
	UnitedHealth Group, Inc.	6.000%	2/15/18	1,000	962
	UnitedHealth Group, Inc.	5.800%	3/15/36	200	167
	UnitedHealth Group, Inc.	6.500%	6/15/37	350	320
	UnitedHealth Group, Inc.	6.625%	11/15/37	675	629
	UnitedHealth Group, Inc.	6.875%	2/15/38	725	694
	WellPoint Inc.	4.250%	12/15/09	125	124
	WellPoint Inc.	5.000%	1/15/11	1,075	1,066
	WellPoint Inc.	6.375%	1/15/12	275	280
	WellPoint Inc.	5.000%	12/15/14	575	547
	WellPoint Inc.	5.250%	1/15/16	100	93
	WellPoint Inc.	5.875%	6/15/17	800	777
	WellPoint Inc.	5.950%	12/15/34	1,275	1,111
	WellPoint Inc.	5.850%	1/15/36	1,650	1,413
	WellPoint Inc.	6.375%	6/15/37	1,075	967
	Willis North America Inc.	5.625%	7/15/15	500	471
	Willis North America Inc.	6.200%	3/28/17	500	442
	XL Capital Ltd.	5.250%	9/15/14	1,050	873
	XL Capital Ltd.	6.375%	11/15/24	125	105
	XL Capital Ltd.	6.250%	5/15/27	925	759
	XL Capital Ltd.	6.500%	12/15/49	550	372

	Real Estate Investment Trusts (0.4%)
	AMB Property LP	6.300%	6/1/13	300	300
	Arden Realty LP	5.250%	3/1/15	100	98
	AvalonBay Communities, Inc.	5.500%	1/15/12	275	270
	AvalonBay Communities, Inc.	5.750%	9/15/16	125	119
	Boston Properties, Inc.	6.250%	1/15/13	600	606
	Boston Properties, Inc.	5.625%	4/15/15	375	358
	Brandywine Operating Partnership	5.625%	12/15/10	1,025	998
	Brandywine Operating Partnership	5.750%	4/1/12	1,000	942
	Brandywine Operating Partnership	5.400%	11/1/14	50	44
	Camden Property Trust	5.700%	5/15/17	525	481
	Colonial Realty LP	5.500%	10/1/15	975	849
	Developers Diversified Realty Corp.	5.375%	10/15/12	825	772
	Duke Realty LP	5.625%	8/15/11	200	195
	Duke Realty LP	5.950%	2/15/17	225	208
	ERP Operating LP	6.625%	3/15/12	175	179
	ERP Operating LP	5.500%	10/1/12	650	637
	ERP Operating LP	5.125%	3/15/16	1,075	966
	ERP Operating LP	5.375%	8/1/16	225	208
	ERP Operating LP	5.750%	6/15/17	425	393
	HCP Inc.	6.700%	1/30/18	400	359
	Health Care Property Investors, Inc.	6.450%	6/25/12	1,650	1,581
	Health Care REIT, Inc.	6.200%	6/1/16	1,650	1,493

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Hospitality Properties	5.125%	2/15/15	700	567
	HRPT Properties Trust	6.250%	8/15/16	250	227
	HRPT Properties Trust	6.250%	6/15/17	625	575
	Kimco Realty Corp.	5.783%	3/15/16	125	116
	Liberty Property LP	5.125%	3/2/15	1,975	1,773
	Liberty Property LP	5.500%	12/15/16	175	155
	National Retail Properties	6.875%	10/15/17	1,575	1,452
	Nationwide Health Properties, Inc.	6.250%	2/1/13	650	636
	ProLogis	5.250%	11/15/10	525	519
	ProLogis	5.500%	3/1/13	175	171
	ProLogis	5.625%	11/15/15	775	715
	ProLogis	5.750%	4/1/16	525	488
	ProLogis	5.625%	11/15/16	575	526
	Realty Income Corp.	6.750%	8/15/19	950	885
	Regency Centers LP	6.750%	1/15/12	1,275	1,275
	Simon Property Group Inc.	4.600%	6/15/10	825	818
	Simon Property Group Inc.	4.875%	8/15/10	300	298
	Simon Property Group Inc.	5.600%	9/1/11	500	495
	Simon Property Group Inc.	5.000%	3/1/12	350	340
	Simon Property Group Inc.	5.300%	5/30/13	225	218
	Simon Property Group Inc.	5.750%	12/1/15	950	910
	Simon Property Group Inc.	6.100%	5/1/16	200	197
	Simon Property Group Inc.	5.250%	12/1/16	2,100	1,915
	Simon Property Group Inc.	5.875%	3/1/17	950	907
	Simon Property Group Inc.	6.125%	5/30/18	975	936
	Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	525	483
	Vornado Realty	5.600%	2/15/11	925	910

	Other (0.0%)
	XTRA Finance Corp.	5.150%	4/1/17	2,050	2,040
					686,885
Industrial (9.5%)
	Basic Industry (0.7%)
	Alcan, Inc.	6.450%	3/15/11	600	622
	Alcan, Inc.	4.875%	9/15/12	700	678
	Alcan, Inc.	4.500%	5/15/13	500	482
	Alcan, Inc.	5.000%	6/1/15	100	95
	Alcan, Inc.	6.125%	12/15/33	1,825	1,655
	Alcoa, Inc.	5.720%	2/23/19	1,815	1,697
	Alcoa, Inc.	5.870%	2/23/22	410	374
	Alcoa, Inc.	5.900%	2/1/27	25	22
5	ArcelorMittal	5.375%	6/1/13	1,900	1,875
5	ArcelorMittal	6.125%	6/1/18	825	804
	Barrick Gold Finance Inc.	4.875%	11/15/14	225	211
	BHP Billiton Finance	4.800%	4/15/13	775	752
	BHP Billiton Finance	5.250%	12/15/15	725	698
	BHP Finance USA Ltd.	8.500%	12/1/12	300	337
	BHP Finance USA Ltd.	5.400%	3/29/17	285	269
	Celulosa Arauco Constitution SA	8.625%	8/15/10	775	831
	Celulosa Arauco Constitution SA	5.625%	4/20/15	825	801
	Commercial Metals Co.	6.500%	7/15/17	300	306
	Dow Chemical Co.	6.125%	2/1/11	1,575	1,624
	Dow Chemical Co.	6.000%	10/1/12	125	128
	Dow Chemical Co.	7.375%	11/1/29	1,150	1,227
	E.I. du Pont de Nemours & Co.	6.875%	10/15/09	725	756
	E.I. du Pont de Nemours & Co.	4.125%	4/30/10	125	126
	E.I. du Pont de Nemours & Co.	4.750%	11/15/12	975	981

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	E.I. du Pont de Nemours & Co.	5.000%	1/15/13	100	101
	E.I. du Pont de Nemours & Co.	5.250%	12/15/16	75	76
	E.I. du Pont de Nemours & Co.	6.500%	1/15/28	175	182
	Eastman Chemical Co.	7.250%	1/15/24	525	512
	Eastman Chemical Co.	7.600%	2/1/27	275	291
	Falconbridge Ltd.	7.350%	6/5/12	275	290
	Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	1,425	1,471
	Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	1,775	1,877
	Inco Ltd.	7.750%	5/15/12	275	295
	Inco Ltd.	5.700%	10/15/15	450	436
	International Paper Co.	5.850%	10/30/12	292	282
	International Paper Co.	5.300%	4/1/15	550	488
	Lubrizol Corp.	5.500%	10/1/14	1,525	1,457
	Lubrizol Corp.	6.500%	10/1/34	850	796
	Monsanto Co.	7.375%	8/15/12	500	546
	Newmont Mining	5.875%	4/1/35	225	192
	Noranda, Inc.	7.250%	7/15/12	950	987
	Noranda, Inc.	5.500%	6/15/17	900	847
	Nucor Corp.	5.000%	6/1/13	300	301
	Nucor Corp.	5.750%	12/1/17	200	200
	Nucor Corp.	5.850%	6/1/18	775	781
	Nucor Corp.	6.400%	12/1/37	500	506
	Placer Dome, Inc.	6.450%	10/15/35	950	917
	Plum Creek Timber Co.	5.875%	11/15/15	525	464
	Potash Corp. of Saskatchewan	7.750%	5/31/11	1,775	1,912
	Praxair, Inc.	3.950%	6/1/13	950	910
	Praxair, Inc.	5.250%	11/15/14	750	750
	Praxair, Inc.	5.200%	3/15/17	25	24
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	850	855
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	850	851
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	400	406
3	Rohm & Haas Co.	9.800%	4/15/20	289	337
	Rohm & Haas Co.	7.850%	7/15/29	875	942
	Southern Copper Corp.	7.500%	7/27/35	1,250	1,211
	Teck Cominco Ltd.	6.125%	10/1/35	675	598
	US Steel Corp.	6.050%	6/1/17	700	655
	US Steel Corp.	7.000%	2/1/18	700	696
	Vale Overseas Ltd.	6.250%	1/11/16	150	147
	Vale Overseas Ltd.	6.250%	1/23/17	475	462
	Vale Overseas Ltd.	8.250%	1/17/34	325	350
	Vale Overseas Ltd.	6.875%	11/21/36	2,850	2,679
	Weyerhaeuser Co.	6.750%	3/15/12	2,050	2,108
	Weyerhaeuser Co.	7.375%	3/15/32	1,925	1,933
	WMC Finance USA	5.125%	5/15/13	1,000	992

	Capital Goods (1.0%)
[3,5]	BAE Systems Asset Trust	7.156%	12/15/11	63	65
	Bemis Co. Inc.	4.875%	4/1/12	450	442
	Boeing Capital Corp.	7.375%	9/27/10	400	430
	Boeing Capital Corp.	6.500%	2/15/12	2,025	2,146
	Boeing Co.	8.750%	8/15/21	550	684
	Boeing Co.	7.250%	6/15/25	875	987
	Boeing Co.	8.750%	9/15/31	175	235
	Boeing Co.	6.125%	2/15/33	75	77
	Caterpillar Financial Services Corp.	4.150%	1/15/10	2,550	2,573
	Caterpillar Financial Services Corp.	4.300%	6/1/10	1,750	1,776
	Caterpillar Financial Services Corp.	4.250%	2/8/13	1,175	1,147

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Caterpillar Financial Services Corp.	4.750%	2/17/15	125	122
Caterpillar Financial Services Corp.	4.625%	6/1/15	275	267
Caterpillar, Inc.	7.300%	5/1/31	1,000	1,144
Caterpillar, Inc.	7.375%	3/1/97	775	857
CRH America Inc.	5.625%	9/30/11	525	514
CRH America Inc.	6.950%	3/15/12	800	798
CRH America Inc.	5.300%	10/15/13	450	418
CRH America Inc.	6.000%	9/30/16	1,050	972
CRH America Inc.	6.400%	10/15/33	350	292
Deere & Co.	6.950%	4/25/14	325	358
Deere & Co.	8.100%	5/15/30	1,175	1,440
Deere & Co.	7.125%	3/3/31	675	757
Dover Corp.	4.875%	10/15/15	675	656
Dover Corp.	5.450%	3/15/18	800	785
Dover Corp.	6.600%	3/15/38	450	466
Embraer Overseas Ltd.	6.375%	1/24/17	700	686
Emerson Electric Co.	7.125%	8/15/10	850	908
Emerson Electric Co.	4.625%	10/15/12	1,150	1,159
Emerson Electric Co.	4.500%	5/1/13	400	397
Emerson Electric Co.	5.250%	10/15/18	900	888
General Dynamics Corp.	4.500%	8/15/10	125	127
General Dynamics Corp.	4.250%	5/15/13	1,700	1,679
General Electric Co.	5.000%	2/1/13	5,000	5,022
General Electric Co.	5.250%	12/6/17	700	677
Hanson PLC	5.250%	3/15/13	175	171
Harsco Corp.	5.750%	5/15/18	750	749
Honeywell International, Inc.	6.125%	11/1/11	350	370
Honeywell International, Inc.	5.625%	8/1/12	650	675
Honeywell International, Inc.	4.250%	3/1/13	275	271
Honeywell International, Inc.	5.400%	3/15/16	1,175	1,195
Honeywell International, Inc.	5.300%	3/1/18	125	123
Honeywell International, Inc.	5.700%	3/15/36	125	119
John Deere Capital Corp.	5.400%	10/17/11	1,425	1,452
John Deere Capital Corp.	5.350%	1/17/12	450	461
John Deere Capital Corp.	7.000%	3/15/12	1,000	1,078
John Deere Capital Corp.	5.500%	4/13/17	200	199
Joy Global, Inc.	6.000%	11/15/16	250	249
Lafarge SA	6.150%	7/15/11	75	75
Lafarge SA	6.500%	7/15/16	900	874
Lafarge SA	7.125%	7/15/36	2,075	1,923
Lockheed Martin Corp.	7.650%	5/1/16	1,425	1,612
Lockheed Martin Corp.	6.150%	9/1/36	1,500	1,484
Martin Marietta Material	6.600%	4/15/18	850	846
Masco Corp.	5.875%	7/15/12	200	191
Masco Corp.	4.800%	6/15/15	1,375	1,189
Masco Corp.	6.500%	8/15/32	175	142
Minnesota Mining & Manufacturing Corp.	5.125%	11/6/09	175	180
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	625	685
Minnesota Mining & Manufacturing Corp.	5.700%	3/15/37	600	606
Mohawk Industries Inc.	5.750%	1/15/11	2,500	2,488
Mohawk Industries Inc.	6.125%	1/15/16	1,400	1,334
Northrop Grumman Corp.	7.125%	2/15/11	1,350	1,432
Northrop Grumman Corp.	7.750%	3/1/16	275	313
Northrop Grumman Corp.	7.750%	2/15/31	1,300	1,526
Raytheon Co.	4.850%	1/15/11	775	780
Raytheon Co.	5.500%	11/15/12	725	742
Raytheon Co.	5.375%	4/1/13	75	76

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Raytheon Co.	7.200%	8/15/27	500	544
	Republic Services, Inc.	6.750%	8/15/11	350	358
	Republic Services, Inc.	6.086%	3/15/35	350	330
	Textron Financial Corp.	4.600%	5/3/10	2,100	2,093
	Textron Financial Corp.	5.125%	11/1/10	450	452
	Textron Financial Corp.	5.400%	4/28/13	475	470
	Textron, Inc.	6.500%	6/1/12	1,000	1,047
	TRW, Inc.	7.750%	6/1/29	350	411
	Tyco International Group SA	6.125%	11/1/08	500	501
	Tyco International Group SA	6.125%	1/15/09	100	100
	Tyco International Group SA	6.750%	2/15/11	2,575	2,661
	Tyco International Group SA	6.000%	11/15/13	125	121
5	Tyco International Group SA	7.000%	12/15/19	1,175	1,209
	United Technologies Corp.	4.375%	5/1/10	725	738
	United Technologies Corp.	7.125%	11/15/10	250	269
	United Technologies Corp.	6.350%	3/1/11	1,025	1,085
	United Technologies Corp.	6.100%	5/15/12	300	317
	United Technologies Corp.	4.875%	5/1/15	325	323
	United Technologies Corp.	5.375%	12/15/17	700	696
	United Technologies Corp.	8.875%	11/15/19	850	1,092
	United Technologies Corp.	7.500%	9/15/29	350	404
	United Technologies Corp.	5.400%	5/1/35	500	462
	United Technologies Corp.	6.050%	6/1/36	1,850	1,843
	Vulcan Materials Co.	6.300%	6/15/13	375	378
	Vulcan Materials Co.	7.000%	6/15/18	675	686
	Waste Management, Inc.	7.375%	8/1/10	175	182
	Waste Management, Inc.	6.375%	11/15/12	225	229

	Communication (2.3%)
	AT&T Inc.	4.125%	9/15/09	1,050	1,051
	AT&T Inc.	5.300%	11/15/10	650	668
	AT&T Inc.	6.250%	3/15/11	400	415
	AT&T Inc.	7.300%	11/15/11	975	1,033
	AT&T Inc.	5.875%	2/1/12	960	988
	AT&T Inc.	5.875%	8/15/12	1,315	1,357
	AT&T Inc.	4.950%	1/15/13	1,250	1,245
	AT&T Inc.	5.100%	9/15/14	3,650	3,600
	AT&T Inc.	5.625%	6/15/16	3,000	2,971
	AT&T Inc.	5.600%	5/15/18	2,350	2,296
	AT&T Inc.	8.000%	11/15/31	3,375	3,855
	AT&T Inc.	6.450%	6/15/34	975	973
	AT&T Inc.	6.500%	9/1/37	3,150	3,058
	AT&T Inc.	6.300%	1/15/38	2,550	2,410
	AT&T Wireless	7.875%	3/1/11	2,150	2,289
	AT&T Wireless	8.125%	5/1/12	2,225	2,437
	AT&T Wireless	8.750%	3/1/31	825	991
	America Movil SA de C.V.	5.500%	3/1/14	225	221
	America Movil SA de C.V.	5.750%	1/15/15	1,500	1,489
	America Movil SA de C.V.	6.375%	3/1/35	675	648
	America Movil SA de C.V.	6.125%	11/15/37	750	698
	BellSouth Capital Funding	7.875%	2/15/30	650	721
	BellSouth Corp.	4.200%	9/15/09	725	730
	BellSouth Corp.	6.875%	10/15/31	450	463
	BellSouth Corp.	6.550%	6/15/34	500	495
	BellSouth Corp.	6.000%	11/15/34	555	518
	BellSouth Telecommunications	6.375%	6/1/28	1,685	1,675
	British Sky Broadcasting Corp.	8.200%	7/15/09	125	129

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
British Telecommunications PLC	8.625%	12/15/10	1,100	1,182
British Telecommunications PLC	5.950%	1/15/18	775	741
British Telecommunications PLC	9.125%	12/15/30	2,000	2,439
CBS Corp.	7.875%	7/30/30	375	358
CenturyTel Enterprises	6.875%	1/15/28	175	149
CenturyTel, Inc.	7.875%	8/15/12	225	236
Cingular Wireless LLC	6.500%	12/15/11	2,200	2,286
Cingular Wireless LLC	7.125%	12/15/31	1,400	1,448
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	1,350	1,494
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	175	213
Comcast Cable Communications, Inc.	6.875%	6/15/09	2,500	2,552
Comcast Cable Communications, Inc.	6.750%	1/30/11	3,500	3,634
Comcast Cable Communications, Inc.	8.875%	5/1/17	625	724
Comcast Corp.	5.500%	3/15/11	450	452
Comcast Corp.	5.300%	1/15/14	200	195
Comcast Corp.	6.500%	1/15/15	1,450	1,479
Comcast Corp.	5.900%	3/15/16	600	590
Comcast Corp.	6.300%	11/15/17	150	150
Comcast Corp.	5.875%	2/15/18	1,600	1,556
Comcast Corp.	7.050%	3/15/33	175	177
Comcast Corp.	6.500%	11/15/35	6,425	6,164
Comcast Corp.	6.450%	3/15/37	1,200	1,120
Cox Communications, Inc.	4.625%	1/15/10	1,000	990
Cox Communications, Inc.	6.750%	3/15/11	3,675	3,799
Cox Communications, Inc.	7.125%	10/1/12	450	472
Cox Communications, Inc.	5.450%	12/15/14	550	530
Deutsche Telekom International Finance	8.500%	6/15/10	3,775	3,990
Deutsche Telekom International Finance	5.250%	7/22/13	875	853
Deutsche Telekom International Finance	5.750%	3/23/16	650	645
Deutsche Telekom International Finance	8.750%	6/15/30	2,150	2,468
Embarq Corp.	7.082%	6/1/16	2,700	2,575
Embarq Corp.	7.995%	6/1/36	225	218
France Telecom	7.750%	3/1/11	2,500	2,659
France Telecom	8.500%	3/1/31	3,100	3,771
Gannett Co., Inc.	6.375%	4/1/12	1,000	970
Grupo Televisa SA	6.625%	3/18/25	625	616
GTE Corp.	8.750%	11/1/21	175	202
Koninklijke KPN NV	8.000%	10/1/10	765	812
Koninklijke KPN NV	8.375%	10/1/30	500	597
McGraw-Hill Cos. Inc.	5.375%	11/15/12	750	749
McGraw-Hill Cos. Inc.	5.900%	11/15/17	825	809
McGraw-Hill Cos. Inc.	6.550%	11/15/37	925	878
New England Telephone & Telegraph Co.	7.875%	11/15/29	1,575	1,749
News America Holdings, Inc.	9.250%	2/1/13	350	400
News America Holdings, Inc.	8.000%	10/17/16	425	475
News America Holdings, Inc.	8.150%	10/17/36	175	198
News America Inc.	5.300%	12/15/14	900	883
News America Inc.	6.200%	12/15/34	2,550	2,381
News America Inc.	6.400%	12/15/35	1,425	1,350
News America Inc.	6.650%	11/15/37	1,400	1,370
Omnicom Group Inc.	5.900%	4/15/16	50	49
Qwest Communications International Inc.	7.875%	9/1/11	775	775
Qwest Communications International Inc.	8.875%	3/15/12	775	792
Qwest Communications International Inc.	7.500%	10/1/14	1,300	1,274
Qwest Communications International Inc.	6.500%	6/1/17	500	448
R.R. Donnelley & Sons Co.	4.950%	5/15/10	925	906
R.R. Donnelley & Sons Co.	5.625%	1/15/12	300	294

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
R.R. Donnelley & Sons Co.	4.950%	4/1/14	125	115
R.R. Donnelley & Sons Co.	5.500%	5/15/15	175	166
Reed Elsevier Capital	4.625%	6/15/12	100	96
Rogers Wireless Inc.	6.375%	3/1/14	2,250	2,242
TCI Communications, Inc.	8.750%	8/1/15	675	755
TCI Communications, Inc.	7.875%	2/15/26	175	194
Telecom Italia Capital	4.000%	1/15/10	1,595	1,572
Telecom Italia Capital	6.200%	7/18/11	950	972
Telecom Italia Capital	5.250%	11/15/13	430	400
Telecom Italia Capital	5.250%	10/1/15	325	300
Telecom Italia Capital	6.375%	11/15/33	3,125	2,780
Telecom Italia Capital	7.200%	7/18/36	500	484
Tele-Communications, Inc.	7.875%	8/1/13	275	297
Telefonica Emisiones SAU	5.984%	6/20/11	1,375	1,405
Telefonica Emisiones SAU	6.421%	6/20/16	2,125	2,162
Telefonica Emisiones SAU	7.045%	6/20/36	2,750	2,913
Telefonica Europe BV	7.750%	9/15/10	1,425	1,500
Telefonica Europe BV	8.250%	9/15/30	400	471
Telefonos de Mexico SA	4.750%	1/27/10	375	375
Telefonos de Mexico SA	5.500%	1/27/15	2,900	2,824
Telus Corp.	8.000%	6/1/11	1,125	1,208
Thomson Corp.	6.200%	1/5/12	450	459
Thomson Corp.	5.950%	7/15/13	175	176
Thomson Corp.	5.700%	10/1/14	1,050	1,034
Thomson Corp.	6.500%	7/15/18	100	100
Thomson Corp.	5.500%	8/15/35	225	185
Time Warner Cable Inc.	5.400%	7/2/12	600	593
Time Warner Cable Inc.	6.200%	7/1/13	1,750	1,776
Time Warner Cable Inc.	5.850%	5/1/17	1,500	1,423
Time Warner Cable Inc.	6.750%	7/1/18	2,100	2,110
Time Warner Cable Inc.	6.550%	5/1/37	600	561
Time Warner Cable Inc.	7.300%	7/1/38	1,650	1,636
Time Warner Entertainment	10.150%	5/1/12	325	367
Time Warner Entertainment	8.875%	10/1/12	650	716
Time Warner Entertainment	8.375%	3/15/23	325	352
Time Warner Entertainment	8.375%	7/15/33	950	1,012
US Cellular	6.700%	12/15/33	325	296
US West Communications Group	7.500%	6/15/23	675	597
US West Communications Group	6.875%	9/15/33	675	547
Verizon Communications Corp.	5.350%	2/15/11	200	205
Verizon Communications Corp.	5.550%	2/15/16	2,200	2,149
Verizon Communications Corp.	5.500%	2/15/18	2,250	2,140
Verizon Communications Corp.	6.100%	4/15/18	450	447
Verizon Communications Corp.	6.400%	2/15/38	900	840
Verizon Global Funding Corp.	7.250%	12/1/10	450	477
Verizon Global Funding Corp.	6.875%	6/15/12	3,450	3,687
Verizon Global Funding Corp.	7.375%	9/1/12	1,050	1,133
Verizon Global Funding Corp.	4.900%	9/15/15	1,000	950
Verizon Global Funding Corp.	7.750%	12/1/30	450	478
Verizon Global Funding Corp.	5.850%	9/15/35	2,400	2,152
Verizon New England, Inc.	6.500%	9/15/11	575	592
Verizon New Jersey, Inc.	5.875%	1/17/12	675	689
Verizon New York, Inc.	6.875%	4/1/12	225	236
Verizon New York, Inc.	7.375%	4/1/32	225	234
Verizon Pennsylvania, Inc.	5.650%	11/15/11	850	857
Verizon Virginia, Inc.	4.625%	3/15/13	275	267
Viacom Inc.	6.625%	5/15/11	715	730

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Viacom Inc.	5.625%	8/15/12	460	456
	Viacom Inc.	5.500%	5/15/33	175	144
	Vodafone AirTouch PLC	7.750%	2/15/10	325	341
	Vodafone AirTouch PLC	7.875%	2/15/30	850	944
	Vodafone Group PLC	5.350%	2/27/12	1,875	1,896
	Vodafone Group PLC	5.000%	12/16/13	275	266
	Vodafone Group PLC	5.375%	1/30/15	800	772
	Vodafone Group PLC	5.750%	3/15/16	450	445
	Vodafone Group PLC	5.625%	2/27/17	1,000	963
	Vodafone Group PLC	6.250%	11/30/32	1,225	1,162
	Vodafone Group PLC	6.150%	2/27/37	300	280
	WPP Finance USA Corp.	5.875%	6/15/14	475	457

	Consumer Cyclical (1.3%)
	Best Buy Co.	6.750%	7/15/13	1,475	1,485
	Brinker International	5.750%	6/1/14	125	112
	Costco Wholesale Corp.	5.300%	3/15/12	100	103
	Costco Wholesale Corp.	5.500%	3/15/17	1,925	1,942
	CVS Caremark Corp.	4.000%	9/15/09	75	75
	CVS Caremark Corp.	5.750%	8/15/11	800	816
3	CVS Caremark Corp.	6.302%	6/1/37	700	606
	CVS Corp.	4.875%	9/15/14	225	216
	CVS Corp.	6.125%	8/15/16	250	251
	CVS Corp.	6.250%	6/1/27	1,100	1,080
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	225	226
	DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	200	210
	DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	3,525	3,558
	DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	1,525	1,539
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	3,775	3,969
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	2,475	2,550
	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	1,125	1,290
	Darden Restaurants Inc.	5.625%	10/15/12	625	605
	Darden Restaurants Inc.	6.200%	10/15/17	400	376
	Darden Restaurants Inc.	6.800%	10/15/37	425	362
	Federated Retail Holding	5.350%	3/15/12	825	766
	Federated Retail Holding	5.900%	12/1/16	2,275	1,989
	Federated Retail Holding	6.375%	3/15/37	1,075	837
	Home Depot Inc.	3.750%	9/15/09	625	619
	Home Depot Inc.	4.625%	8/15/10	1,025	1,018
	Home Depot Inc.	5.250%	12/16/13	1,200	1,162
	Home Depot Inc.	5.400%	3/1/16	1,550	1,411
	Home Depot Inc.	5.875%	12/16/36	1,100	899
	ITT Corp.	7.375%	11/15/15	1,150	1,134
	J.C. Penney Co., Inc.	8.000%	3/1/10	975	1,004
	J.C. Penney Co., Inc.	7.950%	4/1/17	825	849
	J.C. Penney Co., Inc.	5.750%	2/15/18	1,050	949
	J.C. Penney Co., Inc.	6.375%	10/15/36	950	804
	J.C. Penney Co., Inc.	7.400%	4/1/37	250	226
	Johnson Controls, Inc.	5.250%	1/15/11	250	253
	Johnson Controls, Inc.	6.000%	1/15/36	100	91
	Kohl’s Corp.	6.250%	12/15/17	375	356
	Kohl’s Corp.	6.000%	1/15/33	200	159
	Kohl’s Corp.	6.875%	12/15/37	325	294
	Limited Brands Inc.	6.125%	12/1/12	400	382
	Limited Brands Inc.	5.250%	11/1/14	150	127
	Limited Brands Inc.	6.900%	7/15/17	825	749
	Limited Brands Inc.	7.600%	7/15/37	450	401

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lowe’s Cos., Inc.	5.600%	9/15/12	200	206
Lowe’s Cos., Inc.	5.000%	10/15/15	725	715
Lowe’s Cos., Inc.	5.400%	10/15/16	1,950	1,899
Lowe’s Cos., Inc.	6.100%	9/15/17	450	457
Lowe’s Cos., Inc.	6.875%	2/15/28	450	458
Lowe’s Cos., Inc.	5.800%	10/15/36	650	588
Lowe’s Cos., Inc.	6.650%	9/15/37	200	195
Macy’s Retail Holdings Inc.	6.900%	4/1/29	675	568
Macy’s Retail Holdings Inc.	5.750%	7/15/14	850	772
Macy’s Retail Holdings Inc.	6.790%	7/15/27	175	146
Macy’s Retail Holdings Inc.	7.000%	2/15/28	200	169
Marriott International	4.625%	6/15/12	275	254
Marriott International	5.625%	2/15/13	400	376
Marriott International	6.200%	6/15/16	400	374
Marriott International	6.375%	6/15/17	400	378
McDonald’s Corp.	6.000%	4/15/11	425	444
McDonald’s Corp.	5.300%	3/15/17	150	147
McDonald’s Corp.	5.800%	10/15/17	650	660
McDonald’s Corp.	5.350%	3/1/18	900	881
McDonald’s Corp.	6.300%	10/15/37	400	398
Nordstrom, Inc.	6.250%	1/15/18	175	170
Nordstrom, Inc.	6.950%	3/15/28	175	165
Nordstrom, Inc.	7.000%	1/15/38	275	262
Starwood Hotel Resorts	7.875%	5/1/12	1,125	1,118
Starwood Hotel Resorts	6.250%	2/15/13	400	386
Target Corp.	7.500%	8/15/10	225	240
Target Corp.	6.350%	1/15/11	275	288
Target Corp.	5.875%	3/1/12	800	830
Target Corp.	5.125%	1/15/13	975	988
Target Corp.	4.000%	6/15/13	335	323
Target Corp.	5.875%	7/15/16	575	584
Target Corp.	6.000%	1/15/18	2,000	2,003
Target Corp.	7.000%	7/15/31	1,400	1,466
Target Corp.	6.350%	11/1/32	125	124
Target Corp.	6.500%	10/15/37	750	719
Target Corp.	7.000%	1/15/38	1,700	1,730
The Walt Disney Co.	5.700%	7/15/11	1,250	1,303
The Walt Disney Co.	6.375%	3/1/12	675	715
The Walt Disney Co.	5.625%	9/15/16	1,350	1,380
The Walt Disney Co.	5.875%	12/15/17	900	935
Time Warner, Inc.	6.750%	4/15/11	800	823
Time Warner, Inc.	5.500%	11/15/11	50	50
Time Warner, Inc.	6.875%	5/1/12	150	154
Time Warner, Inc.	9.125%	1/15/13	2,275	2,535
Time Warner, Inc.	9.150%	2/1/23	275	314
Time Warner, Inc.	6.625%	5/15/29	1,625	1,540
Time Warner, Inc.	7.625%	4/15/31	2,210	2,312
Time Warner, Inc.	7.700%	5/1/32	1,465	1,514
Time Warner, Inc.	6.500%	11/15/36	825	739
Toll Brothers, Inc.	5.150%	5/15/15	275	240
Toyota Motor Credit Corp.	4.250%	3/15/10	3,025	3,078
Toyota Motor Credit Corp.	4.350%	12/15/10	500	511
Toyota Motor Credit Corp.	5.450%	5/18/11	300	311
VF Corp.	5.950%	11/1/17	425	418
VF Corp.	6.450%	11/1/37	375	355
Viacom Inc.	5.750%	4/30/11	725	724
Viacom Inc.	6.250%	4/30/16	225	217

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Viacom Inc.	6.125%	10/5/17	425	412
Viacom Inc.	6.875%	4/30/36	1,275	1,195
Wal-Mart Stores, Inc.	6.875%	8/10/09	100	104
Wal-Mart Stores, Inc.	4.000%	1/15/10	300	303
Wal-Mart Stores, Inc.	4.125%	7/1/10	1,900	1,925
Wal-Mart Stores, Inc.	4.125%	2/15/11	2,575	2,586
Wal-Mart Stores, Inc.	4.250%	4/15/13	600	596
Wal-Mart Stores, Inc.	4.550%	5/1/13	1,925	1,933
Wal-Mart Stores, Inc.	7.250%	6/1/13	650	729
Wal-Mart Stores, Inc.	4.500%	7/1/15	3,625	3,565
Wal-Mart Stores, Inc.	5.375%	4/5/17	200	202
Wal-Mart Stores, Inc.	5.800%	2/15/18	400	415
Wal-Mart Stores, Inc.	5.875%	4/5/27	2,475	2,413
Wal-Mart Stores, Inc.	7.550%	2/15/30	875	996
Wal-Mart Stores, Inc.	5.250%	9/1/35	275	238
Wal-Mart Stores, Inc.	6.500%	8/15/37	525	537
Wal-Mart Stores, Inc.	6.200%	4/15/38	125	123
Western Union Co.	5.400%	11/17/11	1,325	1,318
Western Union Co.	5.930%	10/1/16	575	562
Western Union Co.	6.200%	11/17/36	350	320
Yum! Brands, Inc.	8.875%	4/15/11	350	378
Yum! Brands, Inc.	7.700%	7/1/12	250	269
Yum! Brands, Inc.	6.250%	4/15/16	675	675
Yum! Brands, Inc.	6.250%	3/15/18	425	412
Yum! Brands, Inc.	6.875%	11/15/37	1,475	1,370

Consumer Noncyclical (2.1%)
Abbott Laboratories	3.750%	3/15/11	650	647
Abbott Laboratories	5.600%	5/15/11	75	78
Abbott Laboratories	5.150%	11/30/12	600	613
Abbott Laboratories	4.350%	3/15/14	1,000	978
Abbott Laboratories	5.875%	5/15/16	3,525	3,649
Abbott Laboratories	5.600%	11/30/17	675	679
Allergan Inc.	5.750%	4/1/16	125	125
AmerisourceBergen Corp.	5.875%	9/15/15	1,125	1,086
Amgen Inc.	4.000%	11/18/09	1,125	1,130
Amgen Inc.	4.850%	11/18/14	725	693
Amgen Inc.	5.850%	6/1/17	1,650	1,630
Amgen Inc.	6.375%	6/1/37	700	672
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	700	708
Anheuser-Busch Cos., Inc.	5.500%	1/15/18	550	513
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	450	446
Anheuser-Busch Cos., Inc.	5.750%	4/1/36	1,300	1,114
Anheuser-Busch Cos., Inc.	6.450%	9/1/37	1,725	1,643
Archer-Daniels-Midland Co.	5.450%	3/15/18	1,150	1,110
Archer-Daniels-Midland Co.	7.000%	2/1/31	425	455
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,325	1,280
Archer-Daniels-Midland Co.	5.375%	9/15/35	350	306
Archer-Daniels-Midland Co.	6.450%	1/15/38	375	369
AstraZeneca PLC	5.400%	9/15/12	2,650	2,710
AstraZeneca PLC	5.400%	6/1/14	275	282
AstraZeneca PLC	5.900%	9/15/17	1,500	1,537
AstraZeneca PLC	6.450%	9/15/37	2,800	2,852
Baxter Finco, BV	4.750%	10/15/10	850	864
Baxter International, Inc.	5.900%	9/1/16	625	639
Baxter International, Inc.	6.250%	12/1/37	375	376
Biogen Idec Inc.	6.000%	3/1/13	1,200	1,193

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Biogen Idec Inc.	6.875%	3/1/18	1,800	1,812
	Bottling Group LLC	4.625%	11/15/12	2,350	2,381
	Bottling Group LLC	5.000%	11/15/13	300	302
	Bottling Group LLC	5.500%	4/1/16	575	578
	Bristol-Myers Squibb Co.	5.250%	8/15/13	225	229
	Bristol-Myers Squibb Co.	5.450%	5/1/18	300	294
	Bristol-Myers Squibb Co.	5.875%	11/15/36	1,800	1,697
	Bristol-Myers Squibb Co.	6.125%	5/1/38	325	313
	Bristol-Myers Squibb Co.	6.875%	8/1/97	175	176
	Bunge Ltd. Finance Corp.	5.100%	7/15/15	250	227
	C.R. Bard, Inc.	6.700%	12/1/26	750	760
	Campbell Soup Co.	6.750%	2/15/11	1,300	1,371
	Cardinal Health, Inc.	5.650%	6/15/12	200	200
	Cardinal Health, Inc.	5.800%	10/15/16	575	568
	Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	765	884
	Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	275	314
	Clorox Co.	4.200%	1/15/10	1,475	1,461
	Clorox Co.	5.000%	1/15/15	300	285
	Coca-Cola Co.	5.350%	11/15/17	1,850	1,858
	Coca-Cola Enterprises Inc.	4.375%	9/15/09	850	861
	Coca-Cola Enterprises Inc.	6.125%	8/15/11	300	315
	Coca-Cola Enterprises Inc.	8.500%	2/1/22	500	612
	Coca-Cola Enterprises Inc.	7.000%	10/1/26	225	249
	Coca-Cola Enterprises Inc.	6.950%	11/15/26	775	861
	ConAgra Foods, Inc.	7.875%	9/15/10	666	705
	ConAgra Foods, Inc.	7.125%	10/1/26	450	470
	ConAgra Foods, Inc.	7.000%	10/1/28	100	104
	ConAgra Foods, Inc.	8.250%	9/15/30	250	289
	Covidien International	5.450%	10/15/12	1,125	1,130
	Covidien International	6.000%	10/15/17	1,175	1,189
	Covidien International	6.550%	10/15/37	750	753
	Diageo Capital PLC	5.200%	1/30/13	350	352
	Diageo Capital PLC	5.750%	10/23/17	1,075	1,061
	Diageo Finance BV	5.300%	10/28/15	150	148
5	Dr. Pepper Snapple Group	6.120%	5/1/13	175	176
5	Dr. Pepper Snapple Group	6.820%	5/1/18	550	557
5	Dr. Pepper Snapple Group	7.450%	5/1/38	150	157
	Eli Lilly & Co.	6.000%	3/15/12	1,875	1,990
	Eli Lilly & Co.	5.200%	3/15/17	500	498
	Eli Lilly & Co.	5.500%	3/15/27	1,175	1,136
	Fortune Brands Inc.	5.125%	1/15/11	1,125	1,110
	Fortune Brands Inc.	5.375%	1/15/16	200	187
	Fortune Brands Inc.	5.875%	1/15/36	225	187
	Genentech Inc.	4.400%	7/15/10	175	178
	Genentech Inc.	4.750%	7/15/15	350	346
	Genentech Inc.	5.250%	7/15/35	225	204
	General Mills, Inc.	6.000%	2/15/12	1,958	2,010
	General Mills, Inc.	5.650%	9/10/12	25	26
	General Mills, Inc.	5.700%	2/15/17	1,425	1,412
	GlaxoSmithKline Capital Inc.	4.850%	5/15/13	2,300	2,291
	GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,700	1,654
	GlaxoSmithKline Capital Inc.	5.650%	5/15/18	2,300	2,276
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,550	2,535
	Grand Metropolitan Investment Corp.	9.000%	8/15/11	1,725	1,925
	H.J. Heinz Co.	6.625%	7/15/11	1,075	1,122
	H.J. Heinz Co.	6.750%	3/15/32	850	823
	Hasbro Inc.	6.300%	9/15/17	975	964

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hershey Foods Corp.	5.450%	9/1/16	150	150
Hospira, Inc.	4.950%	6/15/09	250	249
Hospira, Inc.	5.900%	6/15/14	125	123
Johnson & Johnson	3.800%	5/15/13	400	396
Johnson & Johnson	5.550%	8/15/17	1,225	1,280
Johnson & Johnson	5.150%	7/15/18	225	228
Johnson & Johnson	6.950%	9/1/29	75	88
Johnson & Johnson	4.950%	5/15/33	425	393
Johnson & Johnson	5.950%	8/15/37	1,175	1,218
Johnson & Johnson	5.850%	7/15/38	1,075	1,097
Kellogg Co.	6.600%	4/1/11	2,775	2,903
Kellogg Co.	4.250%	3/6/13	400	389
Kellogg Co.	7.450%	4/1/31	675	759
Kimberly-Clark Corp.	5.625%	2/15/12	1,375	1,425
Kimberly-Clark Corp.	4.875%	8/15/15	875	852
Kimberly-Clark Corp.	6.125%	8/1/17	975	1,009
Kraft Foods, Inc.	4.125%	11/12/09	1,975	1,969
Kraft Foods, Inc.	5.625%	11/1/11	2,000	2,029
Kraft Foods, Inc.	6.250%	6/1/12	100	102
Kraft Foods, Inc.	6.500%	8/11/17	900	901
Kraft Foods, Inc.	6.125%	8/23/18	775	749
Kraft Foods, Inc.	6.500%	11/1/31	2,100	1,985
Kraft Foods, Inc.	7.000%	8/11/37	2,300	2,323
Kraft Foods, Inc.	6.875%	1/26/39	775	758
Kroger Co.	6.800%	4/1/11	1,250	1,307
Kroger Co.	6.750%	4/15/12	275	288
Kroger Co.	6.200%	6/15/12	500	517
Kroger Co.	6.400%	8/15/17	875	902
Kroger Co.	6.800%	12/15/18	975	1,022
Kroger Co.	6.150%	1/15/20	800	798
Kroger Co.	7.700%	6/1/29	1,425	1,579
Kroger Co.	8.000%	9/15/29	450	507
Laboratory Corp. of America	5.625%	12/15/15	375	346
McKesson Corp.	7.750%	2/1/12	450	480
Mckesson Corp.	5.250%	3/1/13	1,425	1,389
Medtronic Inc.	4.375%	9/15/10	175	177
Medtronic Inc.	4.750%	9/15/15	1,300	1,237
Merck & Co.	4.375%	2/15/13	325	326
Merck & Co.	4.750%	3/1/15	975	964
Merck & Co.	6.400%	3/1/28	1,225	1,284
Merck & Co.	5.950%	12/1/28	250	246
Molson Coors Capital Finance	4.850%	9/22/10	350	350
Newell Rubbermaid, Inc.	4.000%	5/1/10	275	269
Pepsi Bottling Group, Inc.	7.000%	3/1/29	450	503
PepsiAmericas Inc.	5.750%	7/31/12	550	561
PepsiAmericas Inc.	5.000%	5/15/17	600	560
Pepsico, Inc.	5.150%	5/15/12	475	492
Pepsico, Inc.	4.650%	2/15/13	450	456
Pepsico, Inc.	5.000%	6/1/18	900	877
Pfizer, Inc.	4.500%	2/15/14	1,050	1,043
Pharmacia Corp.	6.600%	12/1/28	725	769
Philip Morris International Inc	5.650%	5/16/18	1,875	1,826
Philip Morris International Inc.	4.875%	5/16/13	1,475	1,448
Philip Morris International Inc.	6.375%	5/16/38	1,025	998
Philips Electronics NV	4.625%	3/11/13	450	446
Philips Electronics NV	5.750%	3/11/18	1,075	1,054
Philips Electronics NV	6.875%	3/11/38	200	206

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Procter & Gamble Co.	4.950%	8/15/14	950	974
	Procter & Gamble Co.	6.450%	1/15/26	2,250	2,402
	Procter & Gamble Co.	5.800%	8/15/34	475	476
	Procter & Gamble Co.	5.550%	3/5/37	1,150	1,102
3	Procter & Gamble Co. ESOP	9.360%	1/1/21	957	1,195
	Quest Diagnostic, Inc.	5.450%	11/1/15	1,200	1,138
	Quest Diagnostic, Inc.	6.950%	7/1/37	500	490
	Reynolds American Inc.	6.500%	7/15/10	350	357
	Reynolds American Inc.	7.250%	6/1/12	350	361
	Reynolds American Inc.	7.250%	6/1/13	700	720
	Reynolds American Inc.	6.750%	6/15/17	1,000	996
	Reynolds American Inc.	7.250%	6/15/37	700	687
	Safeway, Inc.	4.950%	8/16/10	650	653
	Safeway, Inc.	6.500%	3/1/11	825	847
	Safeway, Inc.	5.800%	8/15/12	225	230
	Safeway, Inc.	6.350%	8/15/17	225	229
	Safeway, Inc.	7.250%	2/1/31	925	987
	Schering-Plough Corp.	5.550%	12/1/13	2,475	2,493
	Schering-Plough Corp.	6.750%	12/1/33	600	612
	Sysco Corp.	4.200%	2/12/13	150	147
	Sysco Corp.	5.250%	2/12/18	500	499
	Sysco Corp.	5.375%	9/21/35	575	524
	Teva Pharmaceutical Finance LLC	5.550%	2/1/16	775	757
	Teva Pharmaceutical Finance LLC	6.150%	2/1/36	875	839
	Unilever Capital Corp.	7.125%	11/1/10	1,750	1,869
	Unilever Capital Corp.	5.900%	11/15/32	650	627
	UST, Inc.	5.750%	3/1/18	500	497
	Whirlpool Corp.	5.500%	3/1/13	1,825	1,802
	Wm. Wrigley Jr. Co.	4.300%	7/15/10	1,025	1,026
	Wm. Wrigley Jr. Co.	4.650%	7/15/15	325	315
	Wyeth	6.950%	3/15/11	625	662
	Wyeth	5.500%	3/15/13	1,625	1,659
	Wyeth	5.500%	2/1/14	450	442
	Wyeth	5.500%	2/15/16	175	175
	Wyeth	5.450%	4/1/17	275	272
	Wyeth	6.450%	2/1/24	175	180
	Wyeth	6.500%	2/1/34	1,800	1,857
	Wyeth	6.000%	2/15/36	400	388
	Wyeth	5.950%	4/1/37	2,125	2,043

	Energy (1.0%)
	Alberta Energy Co. Ltd.	7.375%	11/1/31	400	430
	Amerada Hess Corp.	6.650%	8/15/11	275	288
	Amerada Hess Corp.	7.875%	10/1/29	1,450	1,663
	Amerada Hess Corp.	7.125%	3/15/33	1,450	1,595
	Anadarko Finance Co.	6.750%	5/1/11	1,275	1,320
	Anadarko Petroleum Corp.	5.950%	9/15/16	2,375	2,378
	Anadarko Petroleum Corp.	6.450%	9/15/36	1,975	1,965
	Apache Corp.	6.250%	4/15/12	800	835
	Apache Corp.	5.250%	4/15/13	200	202
	Apache Corp.	5.625%	1/15/17	100	101
	Apache Corp.	6.000%	1/15/37	750	742
	Apache Finance Canada	7.750%	12/15/29	125	149
	Baker Hughes, Inc.	6.875%	1/15/29	175	188
	BJ Services Co.	6.000%	6/1/18	150	150
	Burlington Resources, Inc.	6.680%	2/15/11	775	818
	Burlington Resources, Inc.	6.500%	12/1/11	975	1,039

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Burlington Resources, Inc.	7.200%	8/15/31	200	228
	Burlington Resources, Inc.	7.400%	12/1/31	1,475	1,717
	Cameron International Corp.	6.375%	7/15/18	650	651
	Cameron International Corp.	7.000%	7/15/38	500	498
	Canadian Natural Resources	5.450%	10/1/12	700	704
	Canadian Natural Resources	5.150%	2/1/13	100	100
	Canadian Natural Resources	4.900%	12/1/14	750	725
	Canadian Natural Resources	6.000%	8/15/16	650	654
	Canadian Natural Resources	5.700%	5/15/17	600	586
	Canadian Natural Resources	5.900%	2/1/18	250	248
	Canadian Natural Resources	7.200%	1/15/32	1,300	1,402
	Canadian Natural Resources	6.450%	6/30/33	975	961
	Canadian Natural Resources	6.500%	2/15/37	650	643
	Canadian Natural Resources	6.250%	3/15/38	1,075	1,021
	Canadian Natural Resources	6.750%	2/1/39	50	50
	Conoco Funding Co.	6.350%	10/15/11	1,275	1,351
	Conoco Funding Co.	7.250%	10/15/31	175	201
	ConocoPhillips	8.750%	5/25/10	575	626
	ConocoPhillips Canada	5.300%	4/15/12	2,100	2,162
	ConocoPhillips Canada	5.625%	10/15/16	1,300	1,330
	ConocoPhillips Canada	5.950%	10/15/36	1,000	1,004
	Devon Energy Corp.	7.950%	4/15/32	900	1,066
	Devon Financing Corp.	6.875%	9/30/11	1,325	1,403
	Devon Financing Corp.	7.875%	9/30/31	650	763
	Diamond Offshore Drilling	4.875%	7/1/15	50	48
	Encana Corp.	4.750%	10/15/13	75	73
	Encana Corp.	5.900%	12/1/17	1,500	1,497
	Encana Corp.	6.500%	8/15/34	1,250	1,213
	Encana Corp.	6.625%	8/15/37	1,450	1,462
	Encana Holdings Finance Corp.	5.800%	5/1/14	750	760
	EOG Resources Inc.	5.875%	9/15/17	1,325	1,334
	Halliburton Co.	5.500%	10/15/10	500	517
	Husky Energy Inc.	6.250%	6/15/12	175	180
	Husky Energy Inc.	6.800%	9/15/37	650	644
	Kerr McGee Corp.	6.875%	9/15/11	850	890
	Kerr McGee Corp.	6.950%	7/1/24	1,250	1,303
	Kerr McGee Corp.	7.875%	9/15/31	200	237
	Marathon Oil Corp.	6.125%	3/15/12	1,225	1,257
	Marathon Oil Corp.	6.000%	7/1/12	500	514
	Marathon Oil Corp.	6.600%	10/1/37	2,175	2,147
5	Nabors Industries Inc.	6.150%	2/15/18	225	226
	Nexen, Inc.	5.050%	11/20/13	350	345
	Nexen, Inc.	5.650%	5/15/17	550	528
	Nexen, Inc.	7.875%	3/15/32	200	224
	Nexen, Inc.	6.400%	5/15/37	1,850	1,775
	Noble Energy Inc.	8.000%	4/1/27	550	595
	Norsk Hydro	7.250%	9/23/27	1,575	1,798
	Norsk Hydro	7.150%	1/15/29	275	312
	Occidental Petroleum	4.250%	3/15/10	1,000	1,008
	Occidental Petroleum	6.750%	1/15/12	350	375
	Ocean Energy, Inc.	7.250%	10/1/11	50	53
	PanCanadian Energy Corp.	7.200%	11/1/31	425	448
	Petro-Canada	4.000%	7/15/13	725	680
	Petro-Canada	7.875%	6/15/26	325	354
	Petro-Canada	7.000%	11/15/28	275	271
	Petro-Canada	5.350%	7/15/33	275	231
	Petro-Canada	5.950%	5/15/35	350	312

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Petro-Canada Financial Partnership	5.000%	11/15/14	1,025	971
	Petro-Canada Financial Partnership	6.050%	5/15/18	950	933
	Questar Market Resources	6.050%	9/1/16	375	364
	Shell International Finance	5.625%	6/27/11	625	655
	Shell International Finance	4.950%	3/22/12	475	488
	Shell International Finance	5.200%	3/22/17	400	411
	Suncor Energy, Inc.	6.100%	6/1/18	450	455
	Suncor Energy, Inc.	5.950%	12/1/34	275	253
	Suncor Energy, Inc.	6.500%	6/15/38	1,300	1,262
	Suncor Energy, Inc.	6.850%	6/1/39	325	330
	Sunoco, Inc.	4.875%	10/15/14	125	118
	Sunoco, Inc.	5.750%	1/15/17	350	330
	Talisman Energy, Inc.	5.125%	5/15/15	100	96
	Talisman Energy, Inc.	5.850%	2/1/37	1,475	1,262
	Tosco Corp.	8.125%	2/15/30	1,525	1,876
	Transocean Inc.	5.250%	3/15/13	300	300
	Transocean Inc.	6.000%	3/15/18	875	876
	Transocean Inc.	7.500%	4/15/31	450	493
	Transocean Inc.	6.800%	3/15/38	875	894
	Valero Energy Corp.	6.875%	4/15/12	850	882
	Valero Energy Corp.	7.500%	4/15/32	1,050	1,070
	Valero Energy Corp.	6.625%	6/15/37	1,600	1,465
	Weatherford International Inc.	6.350%	6/15/17	825	838
	Weatherford International Inc.	6.500%	8/1/36	1,650	1,592
	Weatherford International Inc.	6.800%	6/15/37	200	203
	XTO Energy, Inc.	5.900%	8/1/12	450	458
	XTO Energy, Inc.	6.250%	4/15/13	500	516
	XTO Energy, Inc.	4.900%	2/1/14	200	195
	XTO Energy, Inc.	5.000%	1/31/15	125	120
	XTO Energy, Inc.	5.300%	6/30/15	250	242
	XTO Energy, Inc.	6.250%	8/1/17	1,600	1,619
	XTO Energy, Inc.	6.100%	4/1/36	75	71
	XTO Energy, Inc.	6.750%	8/1/37	850	852

	Technology (0.6%)
	Agilent Technologies Inc.	6.500%	11/1/17	1,300	1,271
	BMC Software Inc.	7.250%	6/1/18	350	356
	Cisco Systems Inc.	5.250%	2/22/11	3,250	3,341
	Cisco Systems Inc.	5.500%	2/22/16	3,025	3,058
	Computer Sciences Corp.	5.000%	2/15/13	550	532
5	Dell Inc.	4.700%	4/15/13	800	777
5	Dell Inc.	5.650%	4/15/18	450	436
5	Dell Inc.	6.500%	4/15/38	600	586
	Electronic Data Systems	7.125%	10/15/09	125	129
	Electronic Data Systems	6.500%	8/1/13	725	744
	Equifax Inc.	6.300%	7/1/17	200	192
	Equifax Inc.	7.000%	7/1/37	300	276
	Fiserv, Inc.	6.125%	11/20/12	1,600	1,593
	Fiserv, Inc.	6.800%	11/20/17	1,025	1,033
	Harris Corp.	5.000%	10/1/15	550	525
	Hewlett-Packard Co.	5.250%	3/1/12	275	281
	Hewlett-Packard Co.	4.500%	3/1/13	500	494
	Hewlett-Packard Co.	5.400%	3/1/17	975	954
	Hewlett-Packard Co.	5.500%	3/1/18	400	391
	IBM International Group Capital	5.050%	10/22/12	1,750	1,787
	International Business Machines Corp.	4.950%	3/22/11	600	615
	International Business Machines Corp.	7.500%	6/15/13	775	872

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	International Business Machines Corp.	5.700%	9/14/17	6,550	6,643
	International Business Machines Corp.	7.000%	10/30/25	450	489
	International Business Machines Corp.	6.220%	8/1/27	1,100	1,103
	International Business Machines Corp.	5.875%	11/29/32	225	219
	International Business Machines Corp.	7.125%	12/1/96	125	135
	Intuit Inc.	5.400%	3/15/12	425	416
	Intuit Inc.	5.750%	3/15/17	225	211
	Lexmark International Inc.	5.900%	6/1/13	300	292
	Lexmark International Inc.	6.650%	6/1/18	775	757
	Motorola, Inc.	7.625%	11/15/10	201	208
	Motorola, Inc.	5.375%	11/15/12	500	458
	Motorola, Inc.	7.500%	5/15/25	150	140
	Motorola, Inc.	6.500%	9/1/25	50	37
	Motorola, Inc.	6.500%	11/15/28	225	172
	Motorola, Inc.	6.625%	11/15/37	600	470
	National Semiconductor	6.600%	6/15/17	1,200	1,202
	Oracle Corp.	5.000%	1/15/11	1,175	1,198
	Oracle Corp.	5.250%	1/15/16	1,150	1,134
	Pitney Bowes, Inc.	4.625%	10/1/12	550	544
	Pitney Bowes, Inc.	3.875%	6/15/13	500	480
	Pitney Bowes, Inc.	4.750%	1/15/16	2,725	2,547
	Science Applications International Corp.	6.250%	7/1/12	100	104
	Science Applications International Corp.	5.500%	7/1/33	100	84
	Tyco Electronics Group	6.550%	10/1/17	675	686
	Xerox Capital Trust I	8.000%	2/1/27	525	509
	Xerox Corp.	7.125%	6/15/10	975	1,008
	Xerox Corp.	6.875%	8/15/11	300	310
	Xerox Corp.	5.500%	5/15/12	500	496
	Xerox Corp.	7.625%	6/15/13	300	311
	Xerox Corp.	6.400%	3/15/16	500	500
	Xerox Corp.	6.750%	2/1/17	450	455

	Transportation (0.4%)
	American Airlines, Inc.	7.024%	10/15/09	1,750	1,689
	American Airlines, Inc.	7.858%	10/1/11	175	162
	Burlington Northern Santa Fe Corp.	6.750%	7/15/11	575	602
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	2,350	2,313
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	550	571
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	1,400	1,355
	Burlington Northern Santa Fe Corp.	6.150%	5/1/37	625	587
	Canadian National Railway Co.	6.375%	10/15/11	425	444
	Canadian National Railway Co.	4.400%	3/15/13	275	268
	Canadian National Railway Co.	5.850%	11/15/17	75	76
	Canadian National Railway Co.	6.800%	7/15/18	1,200	1,302
	Canadian National Railway Co.	6.250%	8/1/34	275	277
	Canadian National Railway Co.	6.200%	6/1/36	625	626
	Canadian Pacific Rail	6.250%	10/15/11	1,475	1,502
	Canadian Pacific Rail	7.125%	10/15/31	175	172
	Canadian Pacific Rail	5.950%	5/15/37	200	171
	CNF, Inc.	6.700%	5/1/34	575	512
	Continental Airlines, Inc.	6.563%	2/15/12	550	495
3	Continental Airlines, Inc.	6.648%	9/15/17	1,564	1,415
	CSX Corp.	6.750%	3/15/11	1,200	1,243
	CSX Corp.	6.300%	3/15/12	475	485
	CSX Corp.	5.600%	5/1/17	75	70
	CSX Corp.	7.900%	5/1/17	300	322
	CSX Corp.	6.150%	5/1/37	500	417

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Delta Air Lines
	Enhanced Equipment Trust Certificates	6.417%	7/2/12	500	448
3	Delta Air Lines
	Enhanced Equipment Trust Certificates	6.718%	1/2/23	462	379
	Delta Air Lines, Inc.	7.111%	9/18/11	500	458
3	Delta Air Lines, Inc.	6.821%	8/10/22	973	822
	FedEx Corp.	5.500%	8/15/09	525	532
	Norfolk Southern Corp.	6.750%	2/15/11	2,000	2,095
	Norfolk Southern Corp.	7.700%	5/15/17	275	308
	Norfolk Southern Corp.	9.750%	6/15/20	633	794
	Norfolk Southern Corp.	7.800%	5/15/27	325	370
	Norfolk Southern Corp.	7.050%	5/1/37	1,650	1,774
	Norfolk Southern Corp.	7.900%	5/15/97	325	366
	Ryder System Inc.	5.950%	5/2/11	350	353
	Ryder System Inc.	5.850%	3/1/14	325	321
	Ryder System Inc.	5.850%	11/1/16	150	143
	Southwest Airlines Co.	6.500%	3/1/12	1,650	1,606
	Southwest Airlines Co.	5.750%	12/15/16	475	424
	Southwest Airlines Co.	5.125%	3/1/17	100	85
3	Southwest Airlines Co.	6.150%	8/1/22	295	279
	Union Pacific Corp.	3.625%	6/1/10	250	246
	Union Pacific Corp.	6.125%	1/15/12	50	52
	Union Pacific Corp.	6.500%	4/15/12	300	314
	Union Pacific Corp.	5.450%	1/31/13	1,250	1,253
	Union Pacific Corp.	5.750%	11/15/17	1,550	1,530
	Union Pacific Corp.	5.700%	8/15/18	300	292
	Union Pacific Corp.	6.625%	2/1/29	600	611
3	Union Pacific Railroad Co.	6.176%	1/2/31	248	240
3	United Air Lines Inc.	6.636%	7/2/22	340	281
	United Parcel Service of America	4.500%	1/15/13	325	325
	United Parcel Service of America	5.500%	1/15/18	375	381
	United Parcel Service of America	6.200%	1/15/38	700	707

	Other (0.1%)
	Black & Decker Corp.	7.125%	6/1/11	500	520
	Cintas Corp.	6.125%	12/1/17	425	431
	Cooper Industries, Inc.	5.250%	11/15/12	550	550
	Danaher Corp.	5.625%	1/15/18	375	375
	Eaton Corp.	5.600%	5/15/18	300	297
	Parker-Hannifin Corp.	5.500%	5/15/18	225	225
	Parker-Hannifin Corp.	6.250%	5/15/38	225	228
	Rockwell Automation	5.650%	12/1/17	300	300
	Rockwell Automation	6.700%	1/15/28	175	188
	Rockwell Automation	6.250%	12/1/37	775	776
					727,826
Utilities (1.9%)
	Electric (1.4%)
	AEP Texas Central Co.	6.650%	2/15/33	325	318
	Alabama Power Co.	5.500%	10/15/17	850	857
	American Electric Power Co., Inc.	5.375%	3/15/10	800	808
	American Water Capital Corp.	6.085%	10/15/17	1,175	1,131
	American Water Capital Corp.	6.593%	10/15/37	875	801
	Arizona Public Service Co.	4.650%	5/15/15	350	310
	Baltimore Gas & Electric Co.	5.900%	10/1/16	500	482
	Baltimore Gas & Electric Co.	6.350%	10/1/36	200	182
	Carolina Power & Light Co.	6.500%	7/15/12	1,500	1,582
	CenterPoint Energy Houston	5.700%	3/15/13	1,025	1,038

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	225	230
	Cleveland Electric Illumination Co.	7.880%	11/1/17	175	193
	Columbus Southern Power	5.850%	10/1/35	500	437
	Commonwealth Edison Co.	6.150%	3/15/12	375	385
	Commonwealth Edison Co.	5.950%	8/15/16	1,525	1,512
	Commonwealth Edison Co.	6.150%	9/15/17	1,625	1,633
	Commonwealth Edison Co.	6.450%	1/15/38	1,100	1,082
	Connecticut Light & Power Co.	6.350%	6/1/36	1,350	1,286
	Consolidated Edison Co. of New York	4.875%	2/1/13	175	173
	Consolidated Edison Co. of New York	5.375%	12/15/15	275	277
	Consolidated Edison Co. of New York	5.500%	9/15/16	1,500	1,503
	Consolidated Edison Co. of New York	5.300%	3/1/35	50	43
	Consolidated Edison Co. of New York	5.850%	3/15/36	300	277
	Consolidated Edison Co. of New York	6.200%	6/15/36	400	387
	Consolidated Edison Co. of New York	6.300%	8/15/37	925	906
	Constellation Energy Group, Inc.	6.125%	9/1/09	300	304
	Constellation Energy Group, Inc.	7.000%	4/1/12	50	52
	Constellation Energy Group, Inc.	4.550%	6/15/15	2,500	2,232
	Constellation Energy Group, Inc.	7.600%	4/1/32	325	335
	Consumers Energy Co.	5.000%	2/15/12	350	344
	Consumers Energy Co.	5.375%	4/15/13	175	176
	Consumers Energy Co.	5.500%	8/15/16	675	661
	Detroit Edison Co.	6.125%	10/1/10	275	288
	Detroit Edison Co.	5.700%	10/1/37	375	348
3	Dominion Resources, Inc.	6.300%	9/30/66	325	296
	Dominion Resources, Inc.	4.750%	12/15/10	650	655
	Dominion Resources, Inc.	6.250%	6/30/12	210	217
	Dominion Resources, Inc.	5.150%	7/15/15	1,875	1,818
	Dominion Resources, Inc.	6.000%	11/30/17	1,075	1,057
	Dominion Resources, Inc.	6.300%	3/15/33	75	71
	Dominion Resources, Inc.	5.250%	8/1/33	175	172
	Dominion Resources, Inc.	5.950%	6/15/35	500	455
	DTE Energy Co.	7.050%	6/1/11	175	183
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,325	1,265
	Duke Energy Carolinas LLC	6.000%	1/15/38	200	194
	Duke Energy Corp.	6.250%	1/15/12	1,200	1,250
	Duke Energy Corp.	6.450%	10/15/32	900	925
	El Paso Electric Co.	6.000%	5/15/35	125	107
	Energy East Corp.	6.750%	6/15/12	550	572
	Energy East Corp.	6.750%	7/15/36	750	719
5	Entergy Gulf States, Inc.	6.000%	5/1/18	1,050	1,040
	Exelon Corp.	4.900%	6/15/15	575	528
	FirstEnergy Corp.	6.450%	11/15/11	4,825	4,921
	FirstEnergy Corp.	7.375%	11/15/31	700	753
	Florida Power & Light Co.	5.550%	11/1/17	250	255
	Florida Power & Light Co.	5.950%	10/1/33	400	401
	Florida Power & Light Co.	5.625%	4/1/34	775	742
	Florida Power & Light Co.	4.950%	6/1/35	575	500
	Florida Power & Light Co.	5.400%	9/1/35	600	557
	Florida Power & Light Co.	5.650%	2/1/37	675	636
	Florida Power & Light Co.	5.850%	5/1/37	700	692
	Florida Power & Light Co.	5.950%	2/1/38	500	498
	Florida Power Corp.	4.500%	6/1/10	425	429
	Florida Power Corp.	4.800%	3/1/13	775	769
	Florida Power Corp.	5.650%	6/15/18	550	557
	Florida Power Corp.	6.350%	9/15/37	650	661
	FPL Group Capital, Inc.	5.625%	9/1/11	250	258

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	FPL Group Capital, Inc.	5.350%	6/15/13	700	711
3	FPL Group Capital, Inc.	6.350%	10/1/66	250	220
3	FPL Group Capital, Inc.	6.650%	6/15/67	625	563
	Illinois Power	6.125%	11/15/17	375	361
	Indiana Michigan Power Co.	6.050%	3/15/37	2,250	1,992
3	Integrys Energy Group	6.110%	12/1/66	800	672
	Jersey Central Power & Light	5.625%	5/1/16	275	262
	Jersey Central Power & Light	5.650%	6/1/17	450	430
	Kansas City Power & Light	6.050%	11/15/35	175	154
	MidAmerican Energy Co.	5.650%	7/15/12	350	360
	MidAmerican Energy Co.	5.950%	7/15/17	1,050	1,081
	MidAmerican Energy Co.	6.750%	12/30/31	725	758
	MidAmerican Energy Co.	5.750%	11/1/35	275	257
	MidAmerican Energy Holdings Co.	5.875%	10/1/12	900	932
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	175	171
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	3,700	3,555
	MidAmerican Energy Holdings Co.	5.950%	5/15/37	950	888
	MidAmerican Energy Holdings Co.	6.500%	9/15/37	825	833
	National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	3,225	3,427
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	575	581
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	200	196
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	700	683
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	225	263
	NiSource Finance Corp.	7.875%	11/15/10	550	576
	NiSource Finance Corp.	5.400%	7/15/14	175	166
	NiSource Finance Corp.	5.250%	9/15/17	550	493
	NiSource Finance Corp.	5.450%	9/15/20	600	520
	Northern States Power Co.	5.250%	3/1/18	175	173
	Northern States Power Co.	6.250%	6/1/36	150	155
	NStar Electric Co.	4.875%	4/15/14	175	173
	NStar Electric Co.	5.625%	11/15/17	1,025	1,043
	Ohio Edison	6.400%	7/15/16	425	429
	Ohio Power Co.	6.000%	6/1/16	350	344
	Oncor Electric Delivery Co.	6.375%	5/1/12	675	684
	Oncor Electric Delivery Co.	6.375%	1/15/15	1,050	1,036
	Oncor Electric Delivery Co.	7.000%	5/1/32	1,000	974
	Oncor Electric Delivery Co.	7.250%	1/15/33	125	125
	Pacific Gas & Electric Co.	4.200%	3/1/11	225	223
	Pacific Gas & Electric Co.	4.800%	3/1/14	1,400	1,359
	Pacific Gas & Electric Co.	5.625%	11/30/17	300	298
	Pacific Gas & Electric Co.	6.050%	3/1/34	2,500	2,412
	Pacific Gas & Electric Co.	5.800%	3/1/37	750	707
	PacifiCorp	6.900%	11/15/11	500	536
	PacifiCorp	7.700%	11/15/31	250	290
	PacifiCorp	5.250%	6/15/35	175	150
	PECO Energy Co.	5.350%	3/1/18	250	244
	Pennsylvania Electric Co.	6.050%	9/1/17	225	218
	Pepco Holdings, Inc.	6.450%	8/15/12	825	837
	Pepco Holdings, Inc.	7.450%	8/15/32	175	187
	PPL Energy Supply LLC	6.400%	11/1/11	1,325	1,357
	PPL Energy Supply LLC	6.200%	5/15/16	1,075	1,037
	PPL Energy Supply LLC	6.000%	12/15/36	325	286
	Progress Energy, Inc.	7.100%	3/1/11	1,430	1,504
	Progress Energy, Inc.	5.625%	1/15/16	500	499
	Progress Energy, Inc.	7.750%	3/1/31	350	402
	Progress Energy, Inc.	7.000%	10/30/31	50	53
	PSE&G Power LLC	7.750%	4/15/11	850	905

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	PSE&G Power LLC	6.950%	6/1/12	1,050	1,098
	PSE&G Power LLC	5.500%	12/1/15	775	742
	PSE&G Power LLC	8.625%	4/15/31	75	92
	PSI Energy Inc.	5.000%	9/15/13	500	495
	Public Service Co. of Colorado	7.875%	10/1/12	1,875	2,091
	Public Service Co. of Colorado	5.500%	4/1/14	275	284
	Public Service Co. of Colorado	6.250%	9/1/37	100	104
	Public Service Co. of Oklahoma	6.625%	11/15/37	675	653
	Public Service Electric & Gas	5.800%	5/1/37	1,950	1,902
	Puget Sound Energy Inc.	5.483%	6/1/35	100	84
	Puget Sound Energy Inc.	6.274%	3/15/37	650	609
	SCANA Corp.	6.875%	5/15/11	1,325	1,385
	Sierra Pacific Power Co.	6.000%	5/15/16	350	347
	Sierra Pacific Power Co.	6.750%	7/1/37	700	684
	South Carolina Electric & Gas Co.	6.050%	1/15/38	100	97
	Southern California Edison Co.	5.000%	1/15/14	1,175	1,165
	Southern California Edison Co.	5.000%	1/15/16	100	99
	Southern California Edison Co.	6.650%	4/1/29	250	263
	Southern California Edison Co.	6.000%	1/15/34	75	76
	Southern California Edison Co.	5.750%	4/1/35	225	220
	Southern California Edison Co.	5.350%	7/15/35	225	206
	Southern California Edison Co.	5.625%	2/1/36	125	118
	Southern California Edison Co.	5.550%	1/15/37	1,400	1,309
	Southern Co.	5.300%	1/15/12	1,375	1,398
	Southern Power Co.	6.250%	7/15/12	175	182
	Southern Power Co.	4.875%	7/15/15	750	707
	Tampa Electric Co.	6.550%	5/15/36	400	391
	Toledo Edison Co.	6.150%	5/15/37	300	265
	Transalta Corp.	6.650%	5/15/18	200	197
	Union Electric Co.	5.400%	2/1/16	300	285
	Virginia Electric & Power Co.	5.100%	11/30/12	500	499
	Virginia Electric & Power Co.	5.400%	1/15/16	1,000	983
	Virginia Electric & Power Co.	6.000%	1/15/36	950	898
	Virginia Electric & Power Co.	6.000%	5/15/37	600	563
	Virginia Electric & Power Co.	6.350%	11/30/37	250	246
	Wisconsin Electric Power Co.	5.625%	5/15/33	175	161
	Wisconsin Energy Corp.	6.500%	4/1/11	400	418
3	Wisconsin Energy Corp.	6.250%	5/15/67	1,750	1,520
	Wisconsin Power & Light Co.	6.375%	8/15/37	600	604
	Xcel Energy, Inc.	5.613%	4/1/17	131	128
	Xcel Energy, Inc.	6.500%	7/1/36	425	418

	Natural Gas (0.5%)
	AGL Capital Corp.	7.125%	1/14/11	300	313
	Atmos Energy Corp.	4.000%	10/15/09	400	396
	Atmos Energy Corp.	4.950%	10/15/14	475	450
	Boardwalk Pipelines LLC	5.500%	2/1/17	125	117
	CenterPoint Energy Resources	7.875%	4/1/13	750	803
	CenterPoint Energy Resources	6.150%	5/1/16	650	645
	Consolidated Natural Gas	6.250%	11/1/11	1,375	1,427
	Consolidated Natural Gas	5.000%	12/1/14	950	920
	Duke Capital Corp.	7.500%	10/1/09	250	259
	Duke Capital Corp.	5.500%	3/1/14	1,050	1,024
	Duke Capital Corp.	6.750%	2/15/32	175	168
	Duke Energy Field Services	7.875%	8/16/10	225	237
	Duke Energy Field Services	8.125%	8/16/30	275	300
	El Paso Natural Gas Co.	5.950%	4/15/17	300	287

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Energy Transfer Partners LP	5.650%	8/1/12	1,325	1,335
	Energy Transfer Partners LP	5.950%	2/1/15	175	173
	Energy Transfer Partners LP	6.125%	2/15/17	300	290
	Energy Transfer Partners LP	6.625%	10/15/36	550	527
	Enterprise Products Operating LP	4.950%	6/1/10	700	702
	Enterprise Products Operating LP	5.600%	10/15/14	875	853
	Enterprise Products Operating LP	6.300%	9/15/17	750	750
	Enterprise Products Operating LP	6.875%	3/1/33	100	97
	KeySpan Corp.	7.625%	11/15/10	100	107
	KeySpan Corp.	8.000%	11/15/30	200	221
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	600	630
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	925	932
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	450	434
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	425	404
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	300	292
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	450	470
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	100	88
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	450	451
	Magellan Midstream Partners, LP	5.650%	10/15/16	100	95
	National Grid PLC	6.300%	8/1/16	1,825	1,810
	NuStar Energy LP	7.650%	4/15/18	750	760
	ONEOK Inc.	5.200%	6/15/15	450	427
	ONEOK Inc.	6.000%	6/15/35	225	200
	ONEOK Partners, LP	5.900%	4/1/12	1,800	1,815
	ONEOK Partners, LP	6.150%	10/1/16	725	719
	ONEOK Partners, LP	6.650%	10/1/36	2,275	2,170
	ONEOK Partners, LP	6.850%	10/15/37	700	686
	Panhandle Eastern Pipeline	6.200%	11/1/17	1,425	1,345
	Plains All American Pipeline LP	6.500%	5/1/18	75	74
	San Diego Gas & Electric	5.300%	11/15/15	225	225
	San Diego Gas & Electric	5.350%	5/15/35	100	92
	San Diego Gas & Electric	6.125%	9/15/37	50	50
	Sempra Energy	7.950%	3/1/10	20	21
	Southern California Gas Co.	5.750%	11/15/35	350	339
5	Southern Natural Gas	5.900%	4/1/17	2,875	2,792
	Teppco Partners, LP	6.650%	4/15/18	575	580
	Texas Gas Transmission	4.600%	6/1/15	975	887
	Trans-Canada Pipelines	4.000%	6/15/13	675	635
	Trans-Canada Pipelines	5.600%	3/31/34	1,225	1,096
	Trans-Canada Pipelines	5.850%	3/15/36	800	709
	Trans-Canada Pipelines	6.200%	10/15/37	250	229
3	Trans-Canada Pipelines	6.350%	5/15/67	525	461
	Williams Cos., Inc.	7.125%	9/1/11	725	755
	Williams Cos., Inc.	7.625%	7/15/19	1,400	1,479
	Williams Cos., Inc.	7.500%	1/15/31	675	689
	Williams Cos., Inc.	7.750%	6/15/31	385	411
	Williams Cos., Inc.	8.750%	3/15/32	500	570
					148,680
Total Corporate Bonds (Cost $2,141,183)					2,080,025
Sovereign Bonds (U.S. Dollar-Denominated) (2.9%)
	Asian Development Bank	4.125%	9/15/10	200	204
	Asian Development Bank	5.593%	7/16/18	1,700	1,841
	Canadian Mortgage & Housing	4.800%	10/1/10	25	26
	China Development Bank	4.750%	10/8/14	575	555
	China Development Bank	5.000%	10/15/15	175	171
	Corp. Andina de Fomento	5.200%	5/21/13	375	371

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Corp. Andina de Fomento	5.750%	1/12/17	2,150	2,117
	Development Bank of Japan	4.250%	6/9/15	175	173
	Eksportfinans	5.500%	5/25/16	825	868
	Eksportfinans	5.500%	6/26/17	850	902
	European Investment Bank	5.000%	2/8/10	200	206
	European Investment Bank	4.000%	3/3/10	3,575	3,630
	European Investment Bank	4.625%	9/15/10	1,975	2,041
	European Investment Bank	3.250%	2/15/11	3,350	3,343
	European Investment Bank	5.250%	6/15/11	4,425	4,623
	European Investment Bank	3.125%	7/15/11	2,125	2,103
	European Investment Bank	2.875%	3/15/13	2,400	2,313
	European Investment Bank	3.250%	5/15/13	2,750	2,679
	European Investment Bank	4.250%	7/15/13	4,700	4,760
	European Investment Bank	4.625%	5/15/14	3,025	3,086
	European Investment Bank	4.875%	2/16/16	500	516
	European Investment Bank	5.125%	9/13/16	300	316
	European Investment Bank	4.875%	1/17/17	1,725	1,783
	European Investment Bank	5.125%	5/30/17	3,025	3,178
	Export-Import Bank of Korea	4.500%	8/12/09	175	175
	Export-Import Bank of Korea	4.625%	3/16/10	175	176
	Export-Import Bank of Korea	5.125%	2/14/11	1,450	1,452
	Export-Import Bank of Korea	5.500%	10/17/12	1,650	1,662
	Export-Import Bank of Korea	5.125%	3/16/15	400	381
	Federation of Malaysia	8.750%	6/1/09	750	779
	Federation of Malaysia	7.500%	7/15/11	2,050	2,206
	Federative Republic of Brazil	9.250%	10/22/10	575	637
	Federative Republic of Brazil	11.000%	1/11/12	625	749
	Federative Republic of Brazil	7.875%	3/7/15	1,000	1,120
	Federative Republic of Brazil	6.000%	1/17/17	2,250	2,289
3	Federative Republic of Brazil	8.000%	1/15/18	3,300	3,665
	Federative Republic of Brazil	8.875%	4/15/24	675	859
	Federative Republic of Brazil	8.750%	2/4/25	1,650	2,038
	Federative Republic of Brazil	10.125%	5/15/27	1,825	2,582
	Federative Republic of Brazil	8.250%	1/20/34	2,100	2,585
	Federative Republic of Brazil	7.125%	1/20/37	1,250	1,378
	Federative Republic of Brazil	11.000%	8/17/40	3,825	5,059
	Financement Quebec	5.000%	10/25/12	550	569
	Inter-American Development Bank	8.500%	3/15/11	575	642
	Inter-American Development Bank	4.750%	10/19/12	1,600	1,663
	Inter-American Development Bank	4.250%	9/14/15	75	75
	Inter-American Development Bank	7.000%	6/15/25	725	896
	International Bank for
	Reconstruction & Development	4.125%	6/24/09	1,025	1,031
	International Bank for
	Reconstruction & Development	4.125%	8/12/09	775	779
	International Bank for
	Reconstruction & Development	8.875%	3/1/26	450	646
	Japan Bank International	4.750%	5/25/11	225	232
	Japan Bank International	4.375%	11/26/12	1,000	1,009
	Japan Bank International	4.250%	6/18/13	2,650	2,669
	Japan Finance Corp.	5.875%	3/14/11	1,600	1,691
	Japan Finance Corp.	4.625%	4/21/15	600	603
	Japan Finance Corp.	5.000%	5/16/17	100	103
	KFW International Finance Inc.	4.500%	9/21/09	2,475	2,515
	KFW International Finance Inc.	4.875%	10/19/09	1,350	1,382
	Korea Development Bank	4.750%	7/20/09	450	452
	Korea Development Bank	4.625%	9/16/10	625	632

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Korea Development Bank	5.300%	1/17/13	1,000	998
	Korea Development Bank	5.750%	9/10/13	1,975	1,984
	Korea Electric Power	7.750%	4/1/13	1,325	1,458
	Kreditanstalt fur Wiederaufbau	5.000%	6/1/10	2,125	2,206
	Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	6,150	6,213
	Kreditanstalt fur Wiederaufbau	4.625%	1/20/11	500	515
	Kreditanstalt fur Wiederaufbau	3.250%	2/15/11	700	700
	Kreditanstalt fur Wiederaufbau	3.750%	6/27/11	3,175	3,195
	Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	1,725	1,784
	Kreditanstalt fur Wiederaufbau	3.250%	3/15/13	7,575	7,397
	Kreditanstalt fur Wiederaufbau	3.500%	5/16/13	1,450	1,421
	Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	275	271
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	2,665	2,777
	Kreditanstalt fur Wiederaufbau	4.500%	7/16/18	1,400	1,396
	Landeskreditbank
	Baden-Wuerttemberg–Foerderbank	4.250%	9/15/10	250	253
	Landwirtschaftliche Rentenbank	5.250%	7/2/12	1,375	1,448
	Landwirtschaftliche Rentenbank	3.250%	3/15/13	2,700	2,632
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	275	285
	Mass Transit Railway Corp.	7.500%	11/8/10	675	723
	Nordic Investment Bank	2.875%	6/15/09	550	549
	Oesterreichische Kontrollbank	4.250%	10/6/10	725	748
	Oesterreichische Kontrollbank	4.500%	3/9/15	125	127
	Oesterreichische Kontrollbank	5.000%	4/25/17	750	783
	Ontario Hydro Electric	7.450%	3/31/13	700	799
	Pemex Project Funding Master Trust	9.125%	10/13/10	115	126
5	Pemex Project Funding Master Trust	5.750%	3/1/18	3,150	3,150
5	Pemex Project Funding Master Trust	6.625%	6/15/35	1,300	1,280
	Pemex Project Funding Master Trust	6.625%	6/15/35	1,450	1,428
5	Pemex Project Funding Master Trust	6.625%	6/15/38	800	819
	People’s Republic of China	4.750%	10/29/13	375	377
	Petrobras International Finance	6.125%	10/6/16	2,075	2,073
	Petrobras International Finance	5.875%	3/1/18	200	193
	Petrobras International Finance	8.375%	12/10/18	600	689
	Province of Manitoba	7.500%	2/22/10	625	661
	Province of Nova Scotia	5.750%	2/27/12	225	239
	Province of Ontario	3.625%	10/21/09	625	624
	Province of Ontario	2.750%	2/22/11	2,500	2,450
	Province of Ontario	5.000%	10/18/11	525	544
	Province of Ontario	4.750%	1/19/16	900	911
	Province of Ontario	5.450%	4/27/16	4,325	4,578
	Province of Quebec	5.000%	7/17/09	2,175	2,213
	Province of Quebec	6.125%	1/22/11	850	901
	Province of Quebec	4.600%	5/26/15	275	273
	Province of Quebec	5.125%	11/14/16	2,450	2,516
	Province of Quebec	4.625%	5/14/18	1,675	1,642
	Province of Quebec	7.500%	9/15/29	2,425	3,133
	Province of Saskatchewan	7.375%	7/15/13	200	232
	Quebec Hydro Electric	6.300%	5/11/11	1,250	1,335
	Quebec Hydro Electric	7.500%	4/1/16	1,200	1,422
	Quebec Hydro Electric	8.050%	7/7/24	1,325	1,734
	Region of Lombardy, Italy	5.804%	10/25/32	750	814
	Republic of Chile	7.125%	1/11/12	925	998
	Republic of Chile	5.500%	1/15/13	175	180
	Republic of Hungary	4.750%	2/3/15	1,525	1,484
	Republic of Italy	6.000%	2/22/11	2,825	2,975
	Republic of Italy	3.500%	7/15/11	1,050	1,045

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Republic of Italy	5.625%	6/15/12	3,600	3,826
Republic of Italy	4.750%	1/25/16	4,250	4,323
Republic of Italy	5.250%	9/20/16	1,750	1,840
Republic of Italy	6.875%	9/27/23	3,100	3,704
Republic of Italy	5.375%	6/15/33	625	638
Republic of Korea	4.250%	6/1/13	2,300	2,241
Republic of Korea	5.625%	11/3/25	250	246
Republic of Poland	6.250%	7/3/12	1,325	1,404
Republic of Poland	5.250%	1/15/14	1,000	1,010
Republic of South Africa	7.375%	4/25/12	2,475	2,613
Republic of South Africa	6.500%	6/2/14	325	333
Republic of South Africa	5.875%	5/30/22	400	372
State of Israel	4.625%	6/15/13	225	224
State of Israel (U.S. Government Guaranteed)	5.500%	11/9/16	1,575	1,606
Swedish Export Credit Corp.	4.000%	6/15/10	450	451
Swedish Export Credit Corp.	4.500%	9/27/10	800	825
Swedish Export Credit Corp.	5.125%	3/1/17	400	414
United Mexican States	9.875%	2/1/10	975	1,061
United Mexican States	8.375%	1/14/11	2,875	3,127
United Mexican States	7.500%	1/14/12	203	220
United Mexican States	6.375%	1/16/13	4,016	4,227
United Mexican States	6.625%	3/3/15	47	50
United Mexican States	11.375%	9/15/16	100	139
United Mexican States	5.625%	1/15/17	3,775	3,815
United Mexican States	8.300%	8/15/31	1,100	1,372
United Mexican States	6.750%	9/27/34	6,670	7,070
Total Sovereign Bonds (Cost $218,099)				220,038
Taxable Municipal Bonds (0.2%)
Connecticut GO	5.850%	3/15/32	1,000	1,032
Illinois (Taxable Pension) GO	4.950%	6/1/23	3,100	2,977
Illinois (Taxable Pension) GO	5.100%	6/1/33	5,450	5,131
Kansas Dev. Finance Auth. Rev.
(Public Employee Retirement System)	5.501%	5/1/34	675	675
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	500	603
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	10	10
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	290	275
Oregon (Taxable Pension) GO	5.762%	6/1/23	225	227
Oregon (Taxable Pension) GO	5.892%	6/1/27	450	455
Oregon School Board Assn.	4.759%	6/30/28	300	268
Oregon School Board Assn.	5.528%	6/30/28	100	99
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	690	632
Wisconsin Public Service Rev.	4.800%	5/1/13	275	275
Wisconsin Public Service Rev.	5.700%	5/1/26	275	273
Total Taxable Municipal Bonds (Cost $13,156)				12,932

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investments (0.5%)
6 Vanguard Market Liquidity Fund
(Cost $39,086)	2.405%	39,086,265	39,086
Total Investments (99.7%) (Cost $7,673,559)			7,637,419
Other Assets and Liabilities (0.3%)
Other Assets			227,215
Liabilities			(201,358)
			25,857
Net Assets (100%)
Applicable to 151,519,474 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			7,663,276
Net Asset Value Per Share			$50.58

At June 30, 2008, net assets consisted of:[7]
		Amount	Per
		($000)	Share
Paid-in Capital		7,659,432	$50.56
Overdistributed Net Investment Income		(4,010)	(.03)
Accumulated Net Realized Gains		44,025.29
Unrealized Depreciation
Investment Securities		(36,140)	(.24)
Swap Contracts		(31)	—
Net Assets		7,663,276	$50.58

•	See Note A in Notes to Financial Statements.

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

2 Securities with a value of $916,000 have been segregated as collateral for open swap contracts.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4 Adjustable-rate note.

5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of these securities was $47,631,000, representing 0.6% of net assets.

6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

7 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

GO—General Obligation Bond.

REIT—Real Estate Investment Trust.

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Interest[1]	187,489
Total Income	187,489
Expenses
The Vanguard Group—Note B
Management and Administrative	1,908
Total Expenses	1,908
Net Investment Income	185,581
Realized Net Gain (Loss)
Investment Securities Sold	47,738
Swap Contracts	(10,591)
Realized Net Gain (Loss)	37,147
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(131,698)
Swap Contracts	(2,449)
Change in Unrealized Appreciation (Depreciation)	(134,147)
Net Increase (Decrease) in Net Assets Resulting from Operations	88,581

1 Interest income from an affiliated company of the fund was $1,401,000.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	185,581	335,978
Realized Net Gain (Loss)	37,147	12,377
Change in Unrealized Appreciation (Depreciation)	(134,147)	106,753
Net Increase (Decrease) in Net Assets Resulting from Operations	88,581	455,108
Distributions
Net Investment Income	(181,695)	(331,057)
Realized Capital Gain	—	—
Total Distributions	(181,695)	(331,057)
Capital Share Transactions—Note E
Issued	1,168,266	3,531,288
Issued in Lieu of Cash Distributions	165,967	302,753
Redeemed	(1,176,185)	(1,185,983)
Net Increase (Decrease) from Capital Share Transactions	158,048	2,648,058
Total Increase (Decrease)	64,934	2,772,109
Net Assets
Beginning of Period	7,598,342	4,826,233
End of Period[1]	7,663,276	7,598,342

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,010,000) and $2,633,000.

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$51.19	$50.32	$50.79	$51.79	$51.80	$51.89
Investment Operations
Net Investment Income	1.239	2.596	2.540	2.263	2.104	1.952
Net Realized and Unrealized Gain (Loss)
on Investments	(.633)	.830	(.429)	(1.007)	.106	.133
Total from Investment Operations	.606	3.426	2.111	1.256	2.210	2.085
Distributions
Dividends from Net Investment Income	(1.216)	(2.556)	(2.581)	(2.256)	(2.193)	(1.997)
Distributions from Realized Capital Gains	—	—	—	—	(.027)	(.178)
Total Distributions	(1.216)	(2.556)	(2.581)	(2.256)	(2.220)	(2.175)
Net Asset Value, End of Period	$50.58	$51.19	$50.32	$50.79	$51.79	$51.80

Total Return	1.17%	7.01%	4.30%	2.47%	4.36%	4.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,663	$7,598	$4,826	$2,861	$1,170	$1,185
Ratio of Total Expenses to
Average Net Assets	0.05%*	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	4.86%*	5.17%	5.08%	4.47%	4.08%	3.81%
Portfolio Turnover Rate[1]	69%*	62%	63%	68%	88%	91%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Notes to Financial Statements

Vanguard Institutional Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $100 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Swap Contracts: The fund has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with interest rate swaps and total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized losses on swap contracts of $10,529,000 have been reclassified from accumulated net realized gains to overdistributed net investment income. Taxable income on swap contracts is accumulated monthly and included in income dividends paid to shareholders in the following month. At June 30, 2008, the fund had $4,010,000 of net swap losses available to reduce ordinary income dividends to shareholders.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $3,598,000 to offset future net capital gains through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2008, the cost of investment securities for tax purposes was $7,673,559,000. Net unrealized depreciation of investment securities for tax purposes was $36,140,000, consisting of unrealized gains of $60,717,000 on securities that had risen in value since their purchase and $96,857,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2008, the fund had the following open swap contracts:

Interest Rate Swaps
			Fixed	Floating	Unrealized
		Notional	Interest Rate	Interest Rate	Appreciation
		Amount	Received	Received	(Depreciation)
Termination Date	Dealer[1]	($000)	(Paid)	(Paid)[2]	($000)
6/3/13	LEH	11,775	4.183%	(2.681%)	(31)
7/2/13	LEH	49,475	4.263%	(2.783%)	—
					(31)

Total Return Swaps
				Unrealized
		Notional	Floating	Appreciation
		Amount	Interest	(Depreciation)
Reference Entity/Termination Date	Dealer[1]	($000)	Rate Paid[3]	($000)
Commercial Mortgage-Backed Securities Index
7/31/08	LEH	31,000	2.621%	—
7/31/08	BA	25,000	2.713%	—
8/31/08	BA	17,000	2.913%	—
10/31/08	BA	15,000	3.013%	—
1/31/09	LEH	6,700	3.721%	—
4/30/09	BA	30,000	3.213%	—

D. During the six months ended June 30, 2008, the portfolio purchased $413,163,000 of investment securities and sold $279,323,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,247,370,000 and $2,262,659,000, respectively.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	Shares	Shares
	(000)	(000)
Issued	22,723	70,013
Issued in Lieu of Cash Distributions	3,235	6,008
Redeemed	(22,886)	(23,488)
Net Increase (Decrease) in Shares Outstanding	3,072	52,533

1 BA—Bank of America, N.A.

LEH—Lehman Brothers Special Financing Inc.

2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

3 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2008, based on the inputs used to value them:

	Investments	Swap
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	39,086	—
Level 2—Other significant observable inputs	7,598,333	(31)
Level 3—Significant unobservable inputs	—	—
Total	7,637,419	(31)

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Bond Market Index Fund	12/31/2007	6/30/2008	Period[1]
Based on Actual Fund Return	$1,000.00	$1,011.73	$0.25
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.61	0.25

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.05%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table on page 59 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Total Bond Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, head of Fixed Income Portfolio Management and principal of Vanguard, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target benchmark and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee Since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
156 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee Since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
156 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee Since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
156 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee Since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
156 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee Since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
156 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee Since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
156 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee Since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
156 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee Since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
156 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee Since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
156 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer Since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
156 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President Since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
156 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary Since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
156 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

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Q3372 082008

>	In the first half of 2008, Vanguard Institutional Total Stock Market Index Fund closely tracked its target index and returned –10.8% for both share classes.
>	After a springtime rally, equities fell sharply in June, erasing gains across the board. Growth stocks generally fared better than their value-oriented counterparts.
>	With oil prices soaring, energy stocks were the market’s best performers. Financials remained the worst.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	8
About Your Fund’s Expenses	53
Trustees Approve Advisory Arrangement	55
Glossary	56

Institutional Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares[1]	VITNX	–10.8%
Institutional Plus Shares[2]	VITPX	–10.8
MSCI® US Broad Market Index		–10.9
Average Multi-Cap Core Fund[3]		–10.6

Your Fund’s Performance at a Glance
December 31, 2007–June 30, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional
Total Stock Market Index Fund
Institutional Shares	$31.89	$28.17	$0.272	$0.000
Institutional Plus Shares	31.89	28.17	0.275	0.000

1	This class of shares carries low expenses and is available for a minimum investment of $100 million.
2	This class of shares also carries low expenses and is available for a minimum investment of $200 million.
3	Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

Many of the market currents that emerged in mid-to-late 2007 gained force in the first half of 2008, creating stiff headwinds for equities. The credit crunch continued and commodity prices—especially for oil, foodstuffs, and precious metals—soared, fanning concerns that global economic growth engines might stall.

Stocks rallied in April and May on some positive news from the credit markets but sank in June—the worst monthly performance since September 2002. After a few years of relative calm, stock market volatility returned to more normal levels.

Despite the market seesaw, Vanguard Institutional Total Stock Market Index Fund met its primary objective of closely tracking its benchmark—the Morgan Stanley Capital International® (MSCI) US Broad Market Index. Both the Institutional and the Institutional Plus Shares returned –10.8% for the half-year.

Stocks worldwide struggled in downbeat economic environment

During the half-year, U.S. stock investors had to digest a series of dispiriting economic developments. Prices for oil and other commodities soared to new highs, the housing market deteriorated further, consumer confidence wavered, and unresolved problems in the credit markets haunted the financial sector.

2

Against that backdrop, stocks grew increasingly volatile, creating whiplash in the second quarter. For the six months ended June 30, the broad U.S. market returned –10.9%. Small-capitalization stocks performed better than large-caps, and growth stocks outpaced their value-oriented counterparts.

International stocks traced a similar path, and only a handful of major foreign markets posted positive results for the period.

Bond investors continued to prefer short-term, high-quality issues

Bonds fared better than stocks during the six months but managed only modest returns. Fixed income investors showed a marked preference for the safety of short-term, high-quality issues, most notably U.S. Treasury securities. The broad taxable bond market returned 1.1%. The tax-exempt bond market experienced unusual turbulence en route to a flat return for the period.

At its June meeting, the Federal Reserve Board voted to leave its target for the federal funds rate unchanged at 2.00%, marking the end of an aggressive rate-cutting campaign that began in September 2007. The central bank’s decision signaled its growing concern about near-term inflation.

Market Barometer
			Total Returns
	Periods Ended June 30, 2008
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–11.2%	–12.4%	8.2%
Russell 2000 Index (Small-caps)	–9.4	–16.2	10.3
Dow Jones Wilshire 5000 Index (Entire market)	–10.9	–12.5	8.8
MSCI All Country World Index ex USA (International)	–9.8	–6.2	19.4

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.1%	7.1%	3.9%
Lehman Municipal Bond Index	0.0	3.2	3.5
Citigroup 3-Month Treasury Bill Index	1.1	3.3	3.1

CPI
Consumer Price Index	4.2%	5.0%	3.6%

1	Annualized.

3

Energy and materials advanced; all other sectors retreated

Growth stocks outperformed value stocks during the half-year, and investors favored small and mid-sized companies over large-capitalization equities.

These trends were somewhat muted within the Institutional Total Stock Market Index Fund. Although large-company holdings dominate the portfolio, the fund invests across all market-cap and style categories as it seeks to capture the return of the broad U.S. equity market. This extensive diversification tends to smooth out the peaks and valleys of discrete market segment returns within and across time periods.

The energy sector (representing about 13% of fund assets, on average) was the standout performer for the half-year. Soaring oil prices sustained high activity levels in oil and gas exploration, production, equipment, and services companies, although profit margins of refiners and marketers were squeezed. Stocks of some coal producers—enjoying coal’s popularity as an oil alternative—notched gains of more than 100%, contributing to a 13% return for the fund’s energy sector holdings. Materials, one of the portfolio’s smallest sectors (only 4% of assets, on average), returned 2% on rising prices and robust demand for other commodities and industrial building blocks, especially from non-U.S. markets.

All other market sectors lost ground. Financials was the fund’s largest holding (17% of assets, on average) and the largest detractor; the sector’s –27% return trimmed more than 4.5 percentage points from the fund’s total return. Most financial firms—including commercial and investment banks, asset managers, mortgage lenders, and insurance companies—continued to grapple with one or more issues related to the liquidity crunch, debt-rating concerns, and the erosion of home values.

Reversing course from 2007, information technology—the fund’s second-largest position—slumped. Businesses and individuals, wary about growth prospects, scaled back or postponed spending in many areas. Software, semiconductor, and Internet-related companies notably struggled. Overall, tech stocks returned –12% and trimmed 2 percentage points from the fund’s total return.

Chart a balanced course, and then stick with it

At Vanguard, we encourage investors—large and small—to maintain a long-term focus. When the economic outlook is uncertain and markets are unsteady, it’s best not to make rash investment decisions. We believe the key to investment success is to determine an appropriately diversified mix of stock, bond, and money market funds, then stick with it, because asset allocation is the most important determinant of long-term performance.

4

Whether markets are rising or falling, the hallmark of a successful index fund is its ability to deliver market-tracking returns. Meeting this challenge requires skilled portfolio management, such as that embodied in the sophisticated risk-control and trading systems developed over several decades by Vanguard Quantitative Equity Group, the fund’s advisor. And low expense ratios give Vanguard’s index funds a performance edge in more closely tracking their index benchmarks, which incur no expenses. For institutional portfolios, this can be a significant benefit that compounds over time.

For more than 30 years, indexing has proven its worth in helping investors capture market returns—including those of the mid- and small-cap arenas. Vanguard Institutional Total Stock Market Index Fund’s portfolio of more than 3,000 stocks can provide an efficient, low-cost means to capture the returns of the broad U.S. stock market. As a core holding, the fund can provide a foundation upon which to build a balanced portfolio that holds other asset classes, including bonds, to help you achieve your institution’s investment goals.

As I close this report to you, it’s my pleasure to introduce the fund’s new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for them.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume later this year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 22, 2008

5

Fund Profile

As of June 30, 2008

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	3,318	3,842
Median Market Cap	$32.5B	$32.5B
Price/Earnings Ratio	17.0x	17.0x
Price/Book Ratio	2.4x	2.4x
Yield[2]		2.1%
Institutional Shares	2.1%
Institutional Plus Shares	2.1%
Return on Equity	19.8%	19.8%
Earnings Growth Rate	19.8%	19.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate[3]	8%	—
Expense Ratio[3]
Institutional Shares	0.045%
Institutional Plus Shares	0.025%
Short-Term Reserves	–0.2%[4]	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	8.9%	8.9%
Consumer Staples	9.3	9.3
Energy	15.2	15.2
Financials	14.6	14.6
Health Care	11.8	11.8
Industrials	11.7	11.7
Information Technology	16.8	16.8
Materials	4.4	4.4
Telecommunication Services	3.1	3.1
Utilities	4.2	4.2

Volatility Measures[5]
Fund Versus
Target Index[1]
R-Squared	1.00
Beta	1.00

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	3.3%
General Electric Co.	Industrial conglomerates	1.9
Microsoft Corp.	systems software	1.6
Chevron Corp.	integrated oil and gas	1.5
AT&T Inc.	Integrated telecommunication services	1.4
The Procter & Gamble Co.	household products	1.3
Johnson & Johnson	pharmaceuticals	1.3
International Business Machines Corp.	computer hardware	1.2
Apple Inc.	computer hardware	1.0

ConocoPhillips Co.	integrated oil and gas
Top Ten		15.5%

Investment Focus

1	MSCI US Broad Market Index.
2	30-day SEC yield for the fund; annualized dividend yield for the index. See the Glossary on pages 56–57.
3	Annualized.
4

The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.

5	For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 56–57.
6	The holdings listed exclude any temporary cash investments and equity index products.

6

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 31, 2001–June 30, 2008

Average Annual Total Returns: Periods Ended June 30, 2008

				Since
	Inception Date	One Year	Five Years	Inception
Institutional Shares	8/31/2001	–12.43%	8.74%	4.96%
Institutional Plus Shares	5/31/2001	–12.41	8.76	3.40

1	Six months ended June 30, 2008.
2	Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter. Note: See Financial Highlights tables on pages 47 and 48 for dividend and capital gains information.

7

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (8.8%)
	McDonald’s Corp.	795,010	44,695
	The Walt Disney Co.	1,234,904	38,529
	Time Warner, Inc.	2,468,810	36,538
	Comcast Corp. Class A	1,891,775	35,887
	Home Depot, Inc.	1,165,285	27,291
	Target Corp.	537,198	24,974
	News Corp., Class A	1,528,600	22,990
	Lowe’s Cos., Inc.	1,006,965	20,895
*	Amazon.com, Inc.	216,067	15,844
	NIKE, Inc. Class B	257,545	15,352
*	DIRECTV Group, Inc.	475,950	12,332
	Johnson Controls, Inc.	410,431	11,771
*	Viacom Inc. Class B	383,202	11,703
	Staples, Inc.	488,792	11,609
	Yum! Brands, Inc.	328,713	11,535
	Clear Channel Communications, Inc.	327,021	11,511
	Omnicom Group Inc.	221,723	9,951
	Carnival Corp.	301,895	9,950
	Best Buy Co., Inc.	246,597	9,765
	TJX Cos., Inc.	301,818	9,498
	The McGraw-Hill Cos., Inc.	227,564	9,130
*	Kohl’s Corp.	206,638	8,274
*	Liberty Media Corp.	340,816	8,258
	CBS Corp.	411,067	8,012
*	Starbucks Corp.	501,779	7,898
*	Coach, Inc.	243,575	7,034
	Fortune Brands, Inc.	106,290	6,634
	The Gap, Inc.	364,008	6,068
	Harley-Davidson, Inc.	165,339	5,995
*	Liberty Media Corp.- Interactive Series A	400,762	5,915
*	Ford Motor Co.	1,202,484	5,784
	Macy’s Inc.	290,690	5,645
	International Game Technology	216,443	5,407
	J.C. Penney Co., Inc. (Holding Co.)	145,441	5,278
	Starwood Hotels & Resorts Worldwide, Inc.	129,988	5,209
	Marriott International, Inc. Class A	196,260	5,150

*	Bed Bath & Beyond, Inc.	181,403	5,097
	H & R Block, Inc.	225,092	4,817
	Genuine Parts Co.	116,177	4,610
*	Apollo Group, Inc. Class A	98,008	4,338
	VF Corp.	60,710	4,321
	Mattel, Inc.	251,249	4,301
*	GameStop Corp. Class A	105,742	4,272
*	DISH Network Corp.	145,110	4,249
*	Discovery Holding Co. Class A	186,157	4,088
*^	Sears Holdings Corp.	52,307	3,853
	Tiffany & Co.	93,768	3,821
*	AutoZone Inc.	31,222	3,778
	Abercrombie & Fitch Co.	59,814	3,749
*	Liberty Global, Inc. Class A	118,080	3,711
	Limited Brands, Inc.	219,862	3,705
	Tim Hortons, Inc.	128,493	3,686
*	Cablevision Systems NY Group Class A	159,713	3,610
^	General Motors Corp.	312,795	3,597
	BorgWarner, Inc.	80,682	3,581
^	Garmin Ltd.	82,515	3,535
	Wynn Resorts Ltd.	43,087	3,505
*	Las Vegas Sands Corp.	73,751	3,499
*	Liberty Global, Inc. Series C	114,726	3,483
	Nordstrom, Inc.	114,822	3,479
	Gannett Co., Inc.	159,261	3,451
	Sherwin-Williams Co.	73,270	3,365
	Ross Stores, Inc.	93,812	3,332
*	Time Warner Cable, Inc.	124,900	3,307
	Whirlpool Corp.	52,893	3,265
	Newell Rubbermaid, Inc.	193,289	3,245
	Hasbro, Inc.	88,955	3,177

8

			Market
			Value•
		Shares	($000)
	Darden Restaurants Inc.	94,515	3,019
*	Priceline.com, Inc.	25,242	2,914
	Eastman Kodak Co.	200,216	2,889
*	The Goodyear Tire &
	Rubber Co.	158,267	2,822
*	Interpublic Group
	of Cos., Inc.	326,958	2,812
	Virgin Media Inc.	193,508	2,634
*^	Mohawk Industries, Inc.	40,362	2,587
*	IAC/InterActiveCorp	132,925	2,563
	Advance Auto Parts, Inc.	65,674	2,550
	E.W. Scripps Co. Class A	61,380	2,550
	Polo Ralph Lauren Corp.	40,594	2,549
*	Urban Outfitters, Inc.	80,728	2,518
	Washington Post Co. Class B	4,255	2,497
*	Expedia, Inc.	134,930	2,480
	Black & Decker Corp.	42,811	2,462
	Autoliv, Inc.	51,924	2,421
	DeVry, Inc.	44,420	2,382
*	MGM Mirage, Inc.	69,334	2,350
*	ITT Educational Services, Inc.	27,590	2,280
	Wyndham Worldwide Corp.	123,357	2,209
	The Stanley Works	48,981	2,196
	Royal Caribbean Cruises, Ltd.	96,553	2,170
*^	CarMax, Inc.	151,138	2,145
*	Dollar Tree, Inc.	65,108	2,128
	D. R. Horton, Inc.	195,812	2,125
	Strayer Education, Inc.	10,055	2,102
	Snap-On Inc.	39,924	2,076
*	Office Depot, Inc.	188,700	2,064
	Comcast Corp. Special Class A	109,441	2,053
*	Big Lots Inc.	63,079	1,971
	Leggett & Platt, Inc.	116,948	1,961
	WABCO Holdings Inc.	41,866	1,945
	Service Corp. International	193,275	1,906
*^	Lamar Advertising Co. Class A	51,413	1,852
	Family Dollar Stores, Inc.	92,867	1,852
*^	Sirius Satellite Radio, Inc.	956,092	1,836
	American Eagle Outfitters, Inc.	133,885	1,825
*	Hanesbrands Inc.	65,843	1,787
	PetSmart, Inc.	89,172	1,779
	Burger King Holdings Inc.	65,723	1,761
*	Toll Brothers, Inc.	93,332	1,748
*	XM Satellite Radio Holdings, Inc.	216,172	1,695
*	O’Reilly Automotive, Inc.	75,817	1,695
	Harman International Industries, Inc.	40,129	1,661
	Wendy’s International, Inc.	60,677	1,652
*	Penn National Gaming, Inc.	51,049	1,641
*	LKQ Corp.	84,276	1,523
	Guess ?, Inc.	39,261	1,470
*	DreamWorks Animation SKG, Inc.	49,306	1,470
	Tupperware Brands Corp.	42,798	1,465

	Pulte Homes, Inc.	151,241	1,456
*	Aeropostale, Inc.	46,375	1,453
	New York Times Co. Class A	94,253	1,451
	Phillips-Van Heusen Corp.	39,432	1,444
	Gentex Corp.	99,895	1,443
*	Scientific Games Corp.	48,090	1,424
*	NVR, Inc.	2,829	1,415
*	The Warnaco Group, Inc.	31,208	1,375
	John Wiley & Sons Class A	30,433	1,370
	Brinker International, Inc.	72,353	1,367
	Foot Locker, Inc.	106,939	1,331
	Orient-Express Hotel Ltd.	29,724	1,291
*	Getty Images, Inc.	37,248	1,264
	^Williams-Sonoma, Inc.	63,400	1,258
*	Liberty Media Corp.-Capital Series A	86,129	1,240
	Sotheby’s	46,931	1,238
*	Deckers Outdoor Corp.	8,608	1,198
*	Bally Technologies Inc.	34,620	1,170
*	Marvel Entertainment, Inc.	35,614	1,145
	Centex Corp.	85,518	1,143
	Lennar Corp. Class A	90,318	1,115
	RadioShack Corp.	86,287	1,059
*	Dick’s Sporting Goods, Inc.	59,130	1,049
*	WMS Industries, Inc.	35,169	1,047
*	AnnTaylor Stores Corp.	43,161	1,034
*^	Saks Inc.	93,918	1,031
	MDC Holdings, Inc.	25,664	1,002
*	Panera Bread Co.	21,445	992
*	Fossil, Inc.	34,006	989
	Matthews International Corp.	21,663	980
	Liz Claiborne, Inc.	68,934	975
^	Polaris Industries, Inc.	24,134	975
*	Rent-A-Center, Inc.	47,118	969
	Wolverine World Wide, Inc.	35,930	958
*	AutoNation, Inc.	94,819	950
*	Jack in the Box Inc.	41,894	939
*	Chipotle Mexican Grill, Inc. Class B	12,353	931
*	Career Education Corp.	63,706	931
	Arbitron Inc.	19,497	926
	Hillenbrand Inc.	43,272	926
*	J. Crew Group, Inc.	27,922	922
	KB Home	53,529	906
*^	Netflix.com, Inc.	34,398	897
	Weight Watchers International, Inc.	25,147	896
	Barnes & Noble, Inc.	35,898	892
*	Jarden Corp.	48,832	891

9

			Market
			Value•
		Shares	($000)
*	Exide Technologies	52,574	881
*	Quiksilver, Inc.	88,729	871
*	Lions Gate Entertainment Corp.	83,057	860
*	Chipotle Mexican Grill, Inc.	10,307	852
	International Speedway Corp.	21,397	835
*	The Gymboree Corp.	20,785	833
	Regal Entertainment Group Class A	54,488	833
	Jones Apparel Group, Inc.	59,912	824
*	Vail Resorts Inc.	18,980	813
	Regis Corp.	30,672	808
*	CTC Media, Inc.	32,029	790
*	Morningstar, Inc.	10,726	773
	Meredith Corp.	26,650	754
*	The Cheesecake Factory Inc.	46,962	747
*	Timberland Co.	45,017	736
	OfficeMax, Inc.	52,709	733
*	TRW Automotive Holdings Corp.	39,195	724
	Bob Evans Farms, Inc.	24,762	708
*	Tractor Supply Co.	24,382	708
*	Corinthian Colleges, Inc.	60,304	700
*	Gaylord Entertainment Co.	29,185	699
*^	Life Time Fitness, Inc.	23,241	687
*	Lear Corp.	47,791	678
	Interactive Data Corp.	26,707	671
*	Carter’s, Inc.	48,558	671
*	Scholastic Corp.	23,390	670
	Aaron Rents, Inc.	29,758	665
*	Chico’s FAS, Inc.	122,496	658
	Ryland Group, Inc.	29,890	652
*	Zale Corp.	34,166	645
	Brunswick Corp.	60,537	642
*	Coinstar, Inc.	19,609	641
	Choice Hotels International, Inc.	23,787	630
*	Sonic Corp.	42,446	628
	The Buckle, Inc.	13,582	621
	Ethan Allen Interiors, Inc.	24,784	610
	ArvinMeritor, Inc.	48,143	601
	^Pool Corp.	33,045	587
*	Capella Education Co.	9,700	579
*	CEC Entertainment Inc.	20,582	577
	Men’s Wearhouse, Inc.	34,621	564
*^	Crocs, Inc.	69,954	560
*	The Children’s Place Retail Stores, Inc.	15,359	554
^	Thor Industries, Inc.	25,450	541
*	Collective Brands, Inc.	45,474	529
	Brown Shoe Co., Inc.	38,403	520
	Callaway Golf Co.	43,687	517
*	Live Nation, Inc.	47,577	503
^	Boyd Gaming Corp.	39,348	494
*^	Under Armour, Inc.	19,227	493
	CBRL Group, Inc.	20,019	491
	^Dillard’s Inc.	42,398	491

*	ATC Technology Corp.	20,441	476
*^	Blue Nile Inc.	11,004	468
	Belo Corp. Class A	62,343	456
	CKE Restaurants Inc.	35,527	443
	News Corp., Class B	28,707	441
	American Greetings Corp. Class A	35,492	438
*	Tenneco Automotive, Inc.	32,088	434
*	Papa John’s International, Inc.	16,305	434
*^	Iconix Brand Group Inc.	35,631	430
*	Fuel Systems Solutions, Inc.	11,172	430
*	Finish Line, Inc.	48,054	418
	Furniture Brands International Inc.	31,259	418
*	Pinnacle Entertainment, Inc.	39,806	418
*	The Dress Barn, Inc.	30,707	411
*^	Overstock.com, Inc.	15,527	403
*	Valassis Communications, Inc.	31,959	400
	Asbury Automotive Group, Inc.	30,361	390
*	Buffalo Wild Wings Inc.	15,280	379
*	Hibbett Sports Inc.	17,892	378
*^	Blockbuster Inc. Class A	150,944	377
	Harte-Hanks, Inc.	32,126	368
*	Pacific Sunwear of California, Inc.	43,019	367
*	P.F. Chang’s China Bistro, Inc.	16,418	367
*	CSK Auto Corp.	34,768	364
	Borders Group, Inc.	60,710	364
*	Pre-Paid Legal Services, Inc.	8,916	362
*	Maidenform Brands, Inc.	26,604	359
	Churchill Downs, Inc.	10,151	354
*	Charming Shoppes, Inc.	75,657	347
*^	Lululemon Athletica, Inc.	11,915	346
*^	DineEquity, Inc.	9,124	341
*	America’s Car-Mart, Inc.	18,487	331
*	California Pizza Kitchen, Inc.	29,512	330
	Group 1 Automotive, Inc.	16,569	329
*^	Quantum Fuel Systems Technologies
	Worldwide, Inc.	106,553	328
*^	Charter Communications, Inc.	308,521	324
	Genesco, Inc.	10,488	324
	Stewart Enterprises, Inc. Class A	44,350	319
*	Clear Channel Outdoor Holdings, Inc. Class A	17,825	318
*	Skechers U.S.A., Inc.	16,048	317
*	Tween Brands, Inc.	19,204	316
	Cooper Tire & Rubber Co.	40,301	316

10

			Market
			Value•
		Shares	($000)
	CSS Industries, Inc.	13,038	316
	Circuit City Stores, Inc.	107,945	312
	National CineMedia Inc.	29,071	310
	^The McClatchy Co. Class A	45,433	308
*	JAKKS Pacific, Inc.	13,942	305
*	Domino’s Pizza, Inc.	26,293	302
*	Helen of Troy Ltd.	17,599	284
	Fred’s, Inc.	25,224	284
	Jackson Hewitt Tax Service Inc.	22,752	278
*^	Cabela’s Inc.	25,100	276
^	NutriSystem, Inc.	19,508	276
	K-Swiss, Inc.	18,728	275
*	Cache, Inc.	25,650	274
*	Leapfrog Enterprises, Inc.	32,928	274
*	Champion Enterprises, Inc.	46,789	274
	Penske Automotive Group Inc.	18,466	272
	Movado Group, Inc.	13,719	272
*	Learning Tree International, Inc.	15,837	271
	Cato Corp. Class A	18,774	267
	bebe stores, inc.	27,636	266
*	AFC Enterprises, Inc.	33,238	266
*	Alloy, Inc.	36,292	262
*	Cox Radio, Inc.	22,112	261
^	Brookfield Homes Corp.	20,918	257
	Systemax Inc.	14,469	255
*	Hayes Lemmerz International, Inc.	89,701	255
*	Perry Ellis International Corp.	11,978	254
	American Axle & Manufacturing Holdings, Inc.	31,763	254
	Christopher & Banks Corp.	36,896	251
*	99 Cents Only Stores	37,682	249
*	RC2 Corp.	13,295	247
^	Columbia Sportswear Co.	6,693	246
	Blyth, Inc.	20,444	246
^	Tempur-Pedic International Inc.	31,335	245
	Hearst-Argyle Television Inc.	12,409	238
*	Cavco Industries, Inc.	7,236	237
	Sauer-Danfoss, Inc.	7,564	236
^	Ameristar Casinos, Inc.	16,983	235
	Bassett Furniture Industries, Inc.	19,750	233
*	Steiner Leisure Ltd.	8,193	232
*	Fisher Communications, Inc.	6,717	231
	Idearc Inc.	96,197	226
	The Pep Boys (Manny, Moe & Jack)	25,858	225
*	1-800-FLOWERS.COM, Inc.	34,939	225
	Big 5 Sporting Goods Corp.	29,511	223
*	Denny’s Corp.	78,147	222
*	Audiovox Corp.	22,552	221
*	Charlotte Russe Holding Inc.	12,324	219
	UniFirst Corp.	4,888	218
	O’Charley’s Inc.	21,697	218
*	Cumulus Media Inc.	55,153	217
	Cherokee Inc.	10,691	215

*	Morgans Hotel Group	20,740	214
*	Mediacom Communications Corp.	39,867	213
	Standard Motor Products, Inc.	25,851	211
*	Entravision Communications Corp.	52,225	210
*	BJ’s Restaurants Inc.	21,500	209
*	G-III Apparel Group, Ltd.	16,925	209
*	Build-A-Bear-Workshop, Inc.	28,609	208
*	True Religion Apparel, Inc.	7,729	206
*	Sally Beauty Co. Inc.	31,812	206
*	Carriage Services, Inc.	31,084	205
	Modine Manufacturing Co.	16,520	204
*^	Conn’s, Inc.	12,627	203
	CKX, Inc.	23,117	202
	Triarc Cos., Inc. Class B	31,584	200
	Sonic Automotive, Inc.	15,339	198
*	Volcom, Inc.	8,219	197
	Stage Stores, Inc.	16,624	194
*	A.C. Moore Arts & Crafts, Inc.	27,439	193
*	Bluegreen Corp.	31,894	193
*	The Princeton Review, Inc.	28,495	193
*	RCN Corp.	17,787	192
	CPI Corp.	10,229	192
	^Beazer Homes USA, Inc.	33,776	188
*	Visteon Corp.	71,202	187
	Haverty Furniture Cos., Inc.	18,470	185
	Landry’s Restaurants, Inc.	10,282	185
	Superior Industries International, Inc.	10,943	185
*	Coldwater Creek Inc.	34,840	184
^	Winnebago Industries, Inc.	17,981	183
^	La-Z-Boy Inc.	23,896	183
*	thinkorswim Group, Inc.	25,580	180
	Sinclair Broadcast Group, Inc.	23,450	178
	Ruby Tuesday, Inc.	32,815	177
*	New York & Co., Inc.	19,325	176
*	Jo-Ann Stores, Inc.	7,650	176
	Entercom Communications Corp.	24,735	174
*	Martha Stewart Living Omnimedia, Inc.	23,291	172
^	Talbots Inc.	14,765	171
*	Hartmarx Corp.	78,695	171
*	Drew Industries, Inc.	10,700	171
	Books-a-Million Inc.	22,260	171
	Arctic Cat, Inc.	21,444	168
*	4Kids Entertainment Inc.	22,543	167
*	Hot Topic, Inc.	30,863	167

11

			Market
			Value•
		Shares	($000)
*	American Public
	Education, Inc.	4,188	164
*	Meritage Corp.	10,747	163
	Ambassadors Group, Inc.	10,900	163
*	Steven Madden, Ltd.	8,840	162
*	Texas Roadhouse, Inc.	17,794	160
*	Emmis Communications, Inc.	63,231	159
*	Red Robin Gourmet Burgers, Inc.	5,744	159
*	Unifi, Inc.	63,092	159
	Oxford Industries, Inc.	8,252	158
	Citadel Broadcasting Corp.	129,384	158
*	MarineMax, Inc.	21,790	156
*	PetMed Express, Inc.	12,528	153
*	Luby’s, Inc.	24,996	152
*	Midas Inc.	11,109	150
	Speedway Motorsports, Inc.	7,331	149
	Carmike Cinemas, Inc.	25,449	149
*^	Source Interlink Cos., Inc.	66,878	148
*	Harris Interactive Inc.	73,072	147
*^	Jos. A. Bank Clothiers, Inc.	5,465	146
*	Shutterfly, Inc.	11,700	143
	The Marcus Corp.	9,463	141
*	R.H. Donnelley Corp.	46,539	140
	Warner Music Group Corp.	19,113	136
	World Wrestling Entertainment, Inc.	8,592	133
*	Universal Technical Institute Inc.	10,627	132
*	Citi Trends Inc.	5,822	132
	Dover Downs Gaming & Entertainment, Inc.	20,370	131
*	Cost Plus, Inc.	52,236	131
*	Peet’s Coffee & Tea Inc.	6,486	129
^	Standard Pacific Corp.	37,993	128
*	Amerigon Inc.	17,513	125
*	Krispy Kreme Doughnuts, Inc.	24,873	124
	M/I Homes, Inc.	7,750	122
	Kenneth Cole Productions, Inc.	9,481	120
*	Town Sports International Holdings, Inc.	12,800	120
*	Shuffle Master, Inc.	23,868	118
	Gray Television, Inc.	40,912	117
	Lee Enterprises, Inc.	29,094	116
*	Pier 1 Imports Inc.	32,922	113
*	Knology, Inc.	10,300	113
*	The Wet Seal, Inc. Class A	23,297	111
	Sealy Corp.	19,178	110
*	Zumiez Inc.	6,580	109
	Cinemark Holdings Inc.	8,300	108
	National Presto Industries, Inc.	1,679	108
*	dELiA*S, Inc.	53,372	107
*	drugstore.com, Inc.	56,043	106
*	Cosi, Inc.	41,596	104
*	Hovnanian Enterprises Inc. Class A	18,870	103
*	Playboy Enterprises, Inc. Class B	20,792	103

^	Media General, Inc. Class A	8,580	103
*	Fleetwood Enterprises, Inc.	38,890	102
*	Casual Male Retail Group, Inc.	33,081	101
*	Universal Electronics, Inc.	4,809	101
*	Benihana Inc. Class A	15,613	99
	FTD Group, Inc.	7,345	98
	Marine Products Corp.	14,499	96
	Shiloh Industries, Inc.	10,059	94
*	Stamps.com Inc.	7,526	94
	Monro Muffler Brake, Inc.	6,011	93
	Weyco Group, Inc.	3,422	91
*	Lodgian, Inc.	11,585	91
	Journal Communications, Inc.	18,701	90
*	Gaiam, Inc.	6,533	88
*	Raser Technologies, Inc.	9,000	88
*	Core-Mark Holding Co., Inc.	3,300	86
	Stanley Furniture Co., Inc.	7,945	86
*	Gander Mountain Co.	23,201	86
*	Russ Berrie and Co., Inc.	10,735	86
	Nautilus Inc.	16,820	85
*	Lazare Kaplan International, Inc.	9,594	85
*	Retail Ventures, Inc.	18,472	85
*^	Ambassadors International, Inc.	19,311	85
*	Multimedia Games Inc.	19,005	84
	PRIMEDIA Inc.	17,570	82
	Lithia Motors, Inc.	16,224	80
	AH Belo Corp.	13,921	79
	Libbey, Inc.	10,533	78
*	Dorman Products, Inc.	9,693	78
	Strattec Security Corp.	2,145	75
*	Rentrak Corp.	5,100	72
	Spartan Motors, Inc.	9,508	71
*	Stoneridge, Inc.	4,152	71
*	MTR Gaming Group Inc.	14,362	69
*	Steinway Musical Instruments Inc.	2,549	67
	Beasley Broadcast Group, Inc.	14,447	66
*	Westwood One, Inc.	52,594	66
*	ValueVision Media, Inc.	17,983	64
*	LodgeNet Interactive Corp.	12,943	64
*	Monarch Casino & Resort, Inc.	5,227	62
*	Century Casinos, Inc.	18,779	62
*	Isle of Capri Casinos, Inc.	12,307	59
	Escalade, Inc.	10,730	58
*	Lin TV Corp.	9,610	57
	Monaco Coach Corp.	18,424	56
*	Smith &
	Wesson Holding Corp.	10,660	56

12

			Market
			Value•
		Shares	($000)
*	DSW Inc. Class A	4,700	55
*	Interstate Hotels & Resorts, Inc.	21,192	55
*	The Dixie Group, Inc.	8,200	54
*	Navarre Corp.	32,814	54
*^	Syntax-Brillian Corp.	102,736	53
	Skyline Corp.	2,242	53
*	Empire Resorts Inc.	17,520	51
*^	Palm Harbor Homes, Inc.	9,203	51
*	Sturm, Ruger & Co., Inc.	6,785	48
*	Reading International Inc. Class A	5,900	46
*	Shoe Carnival, Inc.	3,817	45
^	Bon-Ton Stores, Inc.	8,610	45
*	Steak n Shake Co.	6,891	44
*	Fairchild Corp.	20,404	43
	GateHouse Media, Inc.	17,199	42
*	Tuesday Morning Corp.	9,665	40
*	West Marine, Inc.	9,677	40
*	Kirkland’s, Inc.	17,131	39
*	Select Comfort Corp.	22,497	37
	Stein Mart, Inc.	8,072	36
*^	Six Flags, Inc.	30,481	35
*	Mothers Work, Inc.	3,380	34
*	Acme Communications, Inc.	24,286	34
*	Benihana Inc.	5,006	31
	Lifetime Brands, Inc.	3,800	31
^	Orleans Homebuilders, Inc.	8,178	30
*	California Coastal Communities, Inc.	7,820	30
*	Regent Communications, Inc.	32,631	29
*	Radio One, Inc. Class D	22,460	29
*	Einstein Noah Restaurant Group Inc.	2,600	29
*	Pomeroy IT Solutions, Inc.	6,047	28
*	Coachmen Industries, Inc.	12,960	27
	Craftmade International, Inc.	4,100	27
*	Dolan Media Co.	1,400	25
*	Trans World Entertainment Corp.	8,888	25
*	Charles & Colvard Ltd.	22,028	25
	Noble International, Ltd.	5,409	24
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,500	24
*^	Caribou Coffee Co.	12,577	23
*	New Motion, Inc.	5,453	23
*	Red Lion Hotels Corp.	2,812	22
*	Hastings Entertainment, Inc.	2,708	22
*	Trump Entertainment Resorts, Inc.	10,947	21
	Dover Motorsports, Inc.	4,074	21
*	Nexcen Brands, Inc.	35,670	20
*	Magna Entertainment Corp. Class A	35,119	20
*	Progressive Gaming International Corp.	15,642	20
*	Spanish Broadcasting System, Inc.	16,763	19
	Salem Communications Corp.	9,254	18
*	Concord Camera Corp.	4,848	17
*	DEI Holdings, Inc.	10,134	17
*^	WCI Communities, Inc.	11,577	17

*	Saga Communications, Inc.	3,300	17
*	Youbet.com, Inc.	11,828	15
*	Ashworth, Inc.	3,818	13
*	Hollywood Media Corp.	5,240	13
	Triarc Cos., Inc. Class A	1,994	13
*	Riviera Holdings Corp.	1,220	12
*	Nexstar Broadcasting Group, Inc.	2,995	12
*	Emerson Radio Corp.	8,900	12
*	Eddie Bauer Holding, Inc.	2,700	11
*	Daily Journal Corp.	260	11
*	Buca, Inc.	27,132	11
*	Great Wolf Resorts, Inc.	2,310	10
*	Jamba Inc.	5,000	9
*	Proliance International Inc.	9,319	9
*	Franklin Covey Co.	929	8
*	Tarragon Corp.	4,005	7
*^	Comstock Homebuilding Cos., Inc.	19,060	7
*	Outdoor Channel Holdings Inc.	974	7
*	Ruth’s Hospitality Group Inc.	1,000	5
*	Woodbridge Holdings Corp.	4,421	5
*	Blockbuster Inc. Class B	2,111	4
*	S&K Famous Brands Inc.	1,198	4
*	REX Stores Corp.	309	4
	Flexsteel Industries, Inc.	300	3
*	Radio One, Inc.	1,680	2
*	E. Gottschalk & Co., Inc.	623	1
*	Gaming Partners International	282	1
*	Young Broadcasting Inc.	3,877	1
*	Gadzooks, Inc.	3,843	—
			859,621
Consumer Staples (9.2%)
	The Procter & Gamble Co.	2,124,345	129,181
	Wal-Mart Stores, Inc.	1,658,626	93,215
	The Coca-Cola Co.	1,443,823	75,050
	Philip Morris International Inc.	1,453,950	71,811
	PepsiCo, Inc.	1,105,674	70,310
	CVS/Caremark Corp.	988,571	39,118
	Anheuser-Busch Cos., Inc.	506,730	31,478
	Kraft Foods Inc.	1,058,687	30,120
	Altria Group, Inc.	1,455,650	29,928

13

			Market
			Value•
		Shares	($000)
	Colgate-Palmolive Co.	352,047	24,326
	Walgreen Co.	684,727	22,260
	Costco Wholesale Corp.	300,255	21,060
	Kimberly-Clark Corp.	290,168	17,346
	General Mills, Inc.	233,204	14,172
	Archer-Daniels-Midland Co.	400,409	13,514
	The Kroger Co.	443,457	12,803
	Sysco Corp.	416,669	11,463
	Avon Products, Inc.	295,055	10,628
	H.J. Heinz Co.	218,013	10,432
	Wm. Wrigley Jr. Co.	132,752	10,325
	Kellogg Co.	188,684	9,061
	Bunge Ltd.	83,455	8,987
	Safeway, Inc.	304,435	8,692
*	Lorillard, Inc.	120,066	8,304
	ConAgra Foods, Inc.	337,512	6,507
	Sara Lee Corp.	495,453	6,069
	Reynolds American Inc.	122,651	5,724
	UST, Inc.	103,216	5,637
	Campbell Soup Co.	158,919	5,317
	The Clorox Co.	96,227	5,023
	Molson Coors Brewing Co. Class B	84,629	4,598
	SuperValu Inc.	146,445	4,524
*	Dr. Pepper Snapple Group, Inc.	174,978	3,671
	The Hershey Co.	109,786	3,599
	Coca-Cola Enterprises, Inc.	202,493	3,503
	The Estee Lauder Cos. Inc. Class A	71,256	3,310
	Brown-Forman Corp. Class B	39,424	2,979
	McCormick & Co., Inc.	79,888	2,849
	Tyson Foods, Inc.	188,557	2,817
	The Pepsi Bottling Group, Inc.	99,934	2,790
*	Energizer Holdings, Inc.	37,980	2,776
*	Constellation Brands, Inc. Class A	133,102	2,643
	Church & Dwight, Inc.	45,967	2,590
	Corn Products International, Inc.	51,669	2,537
	Whole Foods Market, Inc.	97,165	2,302
*	Central European Distribution Corp.	28,436	2,109
*	Dean Foods Co.	104,793	2,056
	Hormel Foods Corp.	51,473	1,781
*	BJ’s Wholesale Club, Inc.	44,685	1,729
*	Smithfield Foods, Inc.	84,270	1,675
	Flowers Foods, Inc.	57,681	1,635
	Alberto-Culver Co.	61,596	1,618
	J.M. Smucker Co.	37,625	1,529
*	Hansen Natural Corp.	51,110	1,473
	Herbalife Ltd.	34,996	1,356
*	NBTY, Inc.	41,733	1,338
	Del Monte Foods Co.	140,059	994
*	Darling International, Inc.	57,356	948
	Longs Drug Stores, Inc.	22,483	947
	Ruddick Corp.	26,943	924
	PepsiAmericas, Inc.	44,946	889

	Universal Corp. (VA)	19,214	869
*	Ralcorp Holdings, Inc.	17,308	856
	Wm. Wrigley Jr. Co. Class B	10,178	792
	Casey’s General Stores, Inc.	33,893	785
*	Chattem, Inc.	11,580	753
*	Bare Escentuals, Inc.	38,167	715
*	Hain Celestial Group, Inc.	27,874	654
*	Green Mountain Coffee Roasters, Inc.	17,270	649
*	Winn-Dixie Stores, Inc.	38,760	621
*^	Rite Aid Corp.	387,510	616
*	United Natural Foods, Inc.	31,201	608
	Nu Skin Enterprises, Inc.	38,159	569
	Lancaster Colony Corp.	17,969	544
	^Cal-Maine Foods, Inc.	15,453	510
*	Chiquita Brands International, Inc.	29,546	448
	The Andersons, Inc.	10,963	446
	Pilgrim’s Pride Corp.	33,636	437
*	TreeHouse Foods Inc.	17,852	433
	J & J Snack Foods Corp.	14,376	394
*	Alliance One International, Inc.	68,293	349
	Inter Parfums, Inc.	23,160	347
*	The Great Atlantic & Pacific Tea Co., Inc.	14,573	333
*	American Oriental Bioengineering, Inc.	33,361	329
	Nash-Finch Co.	9,529	327
	Ingles Markets, Inc.	13,807	322
	WD-40 Co.	10,954	320
^	Tootsie Roll Industries, Inc.	12,608	317
*	Prestige Brands Holdings Inc.	27,762	296
	Vector Group Ltd.	18,093	292
	Sanderson Farms, Inc.	8,133	281
*	Omega Protein Corp.	16,265	243
*	Boston Beer Co., Inc. Class A	5,407	220
	Arden Group Inc. Class A	1,722	218
*	Elizabeth Arden, Inc.	13,237	201
	Alico, Inc.	5,705	198
	PriceSmart, Inc.	9,347	185
*^	Lifeway Foods, Inc.	15,308	182
	Spartan Stores, Inc.	7,663	176
*	The Pantry, Inc.	16,527	176
	Coca-Cola Bottling Co.	4,435	164
*^	Star Scientific, Inc.	135,369	162
^	Mannatech, Inc.	28,460	155
	Lance, Inc.	7,553	142
	Reddy Ice Holdings, Inc.	9,960	136
*	John B. Sanfilippo & Son, Inc.	15,463	135

14

		Market
		Value•
	Shares	($000)
Weis Markets, Inc.	3,893	126
* Zapata Corp.	17,400	122
* Parlux Fragrances, Inc.	20,700	104
B&G Foods Inc.	11,000	103
* Central Garden and Pet Co.	19,812	90
*^ USANA Health Sciences, Inc.	3,274	88
Imperial Sugar Co.	5,100	79
Oil-Dri Corp. of America	4,218	76
* Central Garden & Pet Co. Class A	18,392	75
Griffin Land & Nurseries, Inc.	2,432	75
* Revlon, Inc. Class A	85,724	73
* Medifast, Inc.	11,962	63
Farmer Brothers, Inc.	2,875	61
* Spectrum Brands Inc.	23,540	60
* Nutraceutical International Corp.	2,905	35
*^ Jones Soda Co.	10,640	34
Diamond Foods, Inc.	1,200	28
MGP Ingredients, Inc.	4,634	27
Susser Holdings Corp.	2,415	23
National Beverage Corp.	3,040	22
* Inventure Group, Inc.	5,177	9
Tasty Baking Co. Class A	1,568	9
Schiff Nutrition International, Inc.	484	3
* Monterey Pasta Co.	1,069	2
* Cusine Solutions, Inc.	700	2
		897,644
Energy (15.1%)
ExxonMobil Corp.	3,692,956	325,460
Chevron Corp.	1,433,450	142,098
ConocoPhillips Co.	1,024,014	96,657
Schlumberger Ltd.	826,795	88,823
Occidental Petroleum Corp.	567,819	51,024
Devon Energy Corp.	291,502	35,027
* Transocean, Inc.	219,470	33,445
Halliburton Co.	607,739	32,253
Apache Corp.	229,898	31,956
Marathon Oil Corp.	490,506	25,443
* National Oilwell Varco Inc.	285,986	25,373
Hess Corp.	199,283	25,148
XTO Energy, Inc.	352,416	24,144
Anadarko Petroleum Corp.	322,077	24,104
* Weatherford International Ltd.	468,630	23,239
EOG Resources, Inc.	170,515	22,372
Chesapeake Energy Corp.	337,392	22,254
Baker Hughes, Inc.	213,788	18,672
Williams Cos., Inc.	404,264	16,296
Peabody Energy Corp.	183,754	16,180
Valero Energy Corp.	380,439	15,666
CONSOL Energy, Inc.	126,009	14,160
Spectra Energy Corp.	437,138	12,563
Murphy Oil Corp.	124,352	12,193
Noble Corp.	185,505	12,050

	Noble Energy, Inc.	118,854	11,952
	Smith International, Inc.	138,511	11,516
*	Southwestern Energy Co.	235,696	11,221
	El Paso Corp.	484,358	10,530
*	Ultra Petroleum Corp.	105,514	10,361
*	Nabors Industries, Inc.	195,827	9,641
*	Cameron International Corp.	151,324	8,376
	ENSCO International, Inc.	99,635	8,045
	Arch Coal, Inc.	99,053	7,432
*	Petrohawk Energy Corp.	150,488	6,969
*	FMC Technologies Inc.	89,852	6,912
	Range Resources Corp.	103,856	6,807
	Diamond Offshore Drilling, Inc.	47,994	6,678
	BJ Services Co.	202,845	6,479
	Pioneer Natural Resources Co.	82,523	6,460
*	Denbury Resources, Inc.	169,168	6,175
*	Newfield Exploration Co.	90,466	5,903
*	Plains Exploration & Production Co.	78,104	5,699
*	Pride International, Inc.	115,444	5,459
	Massey Energy Co.	55,151	5,170
	Helmerich & Payne, Inc.	71,586	5,156
*	Alpha Natural Resources, Inc.	48,092	5,016
	Cabot Oil & Gas Corp.	67,730	4,587
*	Forest Oil Corp.	57,933	4,316
	Cimarex Energy Co.	57,050	3,975
	Patterson-UTI Energy, Inc.	106,590	3,841
	Rowan Cos., Inc.	77,288	3,613
	Sunoco, Inc.	81,373	3,311
*	SandRidge Energy, Inc.	49,271	3,182
*	Whiting Petroleum Corp.	29,315	3,110
*	Exterran Holdings, Inc.	43,213	3,089
*	Superior Energy Services, Inc.	55,880	3,081
*	Oceaneering International, Inc.	38,056	2,932
*	Patriot Coal Corp.	18,518	2,839
	St. Mary Land & Exploration Co.	43,564	2,816
	Foundation Coal Holdings, Inc.	31,228	2,766
*	Quicksilver Resources, Inc.	71,414	2,759
*	Unit Corp.	32,642	2,708
*	Encore Acquisition Co.	35,836	2,695
*	Comstock Resources, Inc.	30,772	2,598
*	Helix Energy Solutions Group, Inc.	59,988	2,498
*	Kinder Morgan Management, LLC	46,048	2,480
*	Atwood Oceanics, Inc.	19,801	2,462
*	Continental Resources, Inc.	34,883	2,418

15

			Market
			Value•
		Shares	($000)
*	Hercules Offshore, Inc.	61,443	2,336
	Tidewater Inc.	35,828	2,330
*	Dresser Rand Group, Inc.	59,431	2,324
*	EXCO Resources, Inc.	61,539	2,271
	Penn Virginia Corp.	28,814	2,173
*	Oil States International, Inc.	34,217	2,171
*	Core Laboratories N.V.	15,182	2,161
*	W-H Energy Services, Inc.	21,401	2,049
*	Mariner Energy Inc.	54,617	2,019
	Tesoro Corp.	95,456	1,887
*	IHS Inc. Class A	25,289	1,760
	Frontier Oil Corp.	72,203	1,726
	Overseas Shipholding Group Inc.	20,608	1,639
	Berry Petroleum Class A	26,307	1,549
*	Swift Energy Co.	21,003	1,387
*	SEACOR Holdings Inc.	15,049	1,347
*	Dril-Quip, Inc.	21,292	1,341
*	Arena Resources, Inc.	24,736	1,307
*	Bill Barrett Corp.	21,832	1,297
*	Carrizo Oil & Gas, Inc.	18,816	1,281
*	Concho Resources, Inc.	34,337	1,281
	W&T Offshore, Inc.	21,194	1,240
*	Stone Energy Corp.	18,771	1,237
*	TETRA Technologies, Inc.	51,669	1,225
*	Global Industries Ltd.	68,265	1,224
*	Complete Production Services, Inc.	33,207	1,209
*^	International Coal Group, Inc.	90,583	1,182
*	Delta Petroleum Corp.	46,049	1,175
*	Willbros Group, Inc.	26,600	1,165
*	Grey Wolf, Inc.	128,510	1,160
	Atlas America, Inc.	25,527	1,150
*^	Goodrich Petroleum Corp.	13,558	1,124
	Holly Corp.	30,390	1,122
*^	BPZ Energy, Inc.	36,275	1,066
*	ION Geophysical Corp.	59,103	1,031
*	James River Coal Co.	17,549	1,030
*	Rosetta Resources, Inc.	35,208	1,003
	Crosstex Energy, Inc.	27,124	940
*^	Oilsands Quest, Inc.	144,558	940
*	Bristow Group, Inc.	18,833	932
*	Hornbeck Offshore Services, Inc.	16,436	929
*	Contango Oil & Gas Co.	9,600	892
*	CNX Gas Corp.	20,972	882
*	Brigham Exploration Co.	55,566	880
	CARBO Ceramics Inc.	14,762	861
*	PetroQuest Energy, Inc.	31,860	857
	Lufkin Industries, Inc.	10,270	855
*^	McMoRan Exploration Co.	29,936	824
*	ATP Oil & Gas Corp.	19,989	789
*	Parker Drilling Co.	78,756	788
*	Clayton Williams Energy, Inc.	7,111	782
*	Gulfmark Offshore, Inc.	12,722	740

	Gulf Island Fabrication, Inc.	14,763	722
*	Basic Energy Services Inc.	22,709	715
*	Vaalco Energy, Inc.	82,965	703
*	Petroleum Development Corp.	10,533	700
*	NATCO Group Inc.	12,627	689
*	Pioneer Drilling Co.	35,133	661
*	GMX Resources Inc.	8,835	655
*	Callon Petroleum Co.	23,749	650
*	Matrix Service Co.	27,140	626
*	Enbridge Energy Management LLC	11,823	605
*	Energy Partners, Ltd.	34,674	517
*	Bois d’Arc Energy, Inc.	19,975	486
*	Bronco Drilling Co., Inc.	26,040	479
*	Dawson Geophysical Co.	8,031	478
*	Parallel Petroleum Corp.	22,879	461
*^	USEC Inc.	72,509	441
	General Maritime Corp.	16,523	429
*	T-3 Energy Services, Inc.	5,300	421
*	Abraxas Petroleum Corp.	77,810	421
	Arlington Tankers Ltd.	18,008	418
*	Newpark Resources, Inc.	46,583	366
*	Warren Resources Inc.	24,247	356
	World Fuel Services Corp.	16,046	352
	RPC Inc.	19,518	328
*	Double Eagle Petroleum Co.	17,148	313
*	PHI Inc. Non-Voting Shares	6,963	280
*	Allis-Chalmers Energy Inc.	15,670	279
*	FX Energy, Inc.	51,135	269
*	Gasco Energy Inc.	64,680	268
*	Harvest Natural Resources, Inc.	23,788	263
*	Union Drilling, Inc.	12,040	261
*	Cal Dive International, Inc.	18,168	260
*	Endeavor International Corp.	111,692	242
*	TXCO Resources Inc.	19,654	231
*^	Evergreen Energy, Inc.	130,819	228
^	Western Refining, Inc.	18,327	217
*	The Meridian Resource Corp.	72,640	214
*	ENGlobal Corp.	14,800	211
*	Harken Energy Corp.	16,344	189
*	CVR Energy, Inc.	9,600	185
*^	Aventine Renewable Energy Holdings, Inc.	39,247	173
*	Trico Marine Services, Inc.	4,001	146
*^	Cheniere Energy, Inc.	31,466	137
*	Gulfport Energy Corp.	8,000	132
*	Edge Petroleum Corp.	24,405	132
*	Superior Well Services, Inc.	4,000	127
^	Alon USA Energy, Inc.	9,956	119
*	Veneco Inc.	4,985	116
*	CanArgo Energy Corp.	391,800	115
*	Natural Gas Services Group	3,600	110

16

		Market
		Value•
	Shares	($000)
*^ SulphCo, Inc.	48,050	109
*^ VeraSun Energy Corp.	26,255	108
Delek US Holdings, Inc.	11,306	104
* OYO Geospace Corp.	1,729	102
* Rentech, Inc.	52,445	100
* Toreador Resources Corp.	10,900	93
* Westmoreland Coal Co.	3,998	84
* Kodiak Oil & Gas Corp.	17,400	79
* Credo Pete Corp.	5,386	74
*^ Verenium Corp.	31,133	60
*^ Pacific Ethanol, Inc.	26,820	49
* Syntroleum Corp.	28,304	48
Cano Petroleum Inc.	3,500	28
* Uranium Resources Inc.	7,500	28
Panhandle Royalty Co.	600	20
*^ Transmeridian Exploration Inc.	12,400	8
		1,470,493
Financials (14.5%)
JPMorgan Chase & Co.	2,383,565	81,780
Bank of America Corp.	3,066,331	73,193
Citigroup, Inc.	3,593,722	60,231
Wells Fargo & Co.	2,199,663	52,242
American International Group, Inc.	1,654,439	43,776
The Goldman Sachs Group, Inc.	246,033	43,031
U.S. Bancorp	1,194,250	33,308
Bank of New York Mellon Corp.	788,075	29,813
American Express Co.	718,518	27,067
MetLife, Inc.	489,750	25,844
Morgan Stanley	686,527	24,763
Wachovia Corp.	1,476,216	22,926
* Berkshire Hathaway Inc. Class B	5,406	21,689
AFLAC Inc.	336,095	21,107
Merrill Lynch & Co., Inc.	635,909	20,165
State Street Corp.	294,779	18,863
The Travelers Cos., Inc.	428,573	18,600
Prudential Financial, Inc.	306,776	18,327
The Allstate Corp.	367,860	16,771
Fannie Mae	735,373	14,347
The Hartford Financial Services Group Inc.	216,965	14,009
Charles Schwab Corp.	680,858	13,985
Simon Property Group, Inc. REIT	154,224	13,863
PNC Financial Services Group	238,697	13,630
CME Group, Inc.	33,912	12,995
ACE Ltd.	227,866	12,553
The Chubb Corp.	255,866	12,540
Loews Corp.	226,268	10,612
Franklin Resources Corp.	115,386	10,575
Capital One Financial Corp.	258,024	9,807
T. Rowe Price Group Inc.	173,307	9,787
ProLogis REIT	178,565	9,705
Marsh & McLennan Cos., Inc.	359,738	9,551
Northern Trust Corp.	137,286	9,414

	Aon Corp.	190,288	8,742
	BB&T Corp.	377,415	8,594
	Lincoln National Corp.	186,293	8,443
	SunTrust Banks, Inc.	232,075	8,406
	Vornado Realty Trust REIT	95,298	8,386
	Progressive Corp. of Ohio	445,305	8,336
	Lehman Brothers Holdings, Inc.	409,456	8,111
	The Principal Financial Group, Inc.	179,104	7,517
	Boston Properties, Inc. REIT	82,772	7,468
	Freddie Mac	446,949	7,330
	Public Storage, Inc. REIT	88,407	7,142
	Equity Residential REIT	186,430	7,135
	Invesco, Ltd.	290,500	6,966
	Ameriprise Financial, Inc.	157,361	6,400
*	SLM Corp.	322,647	6,243
	Leucadia National Corp.	122,868	5,767
	Annaly Mortgage Management Inc. REIT	365,332	5,666
	Kimco Realty Corp. REIT	157,097	5,423
	Hudson City Bancorp, Inc.	323,104	5,389
	Genworth Financial Inc.	300,127	5,345
	General Growth Properties Inc. REIT	151,553	5,309
	Regions Financial Corp.	478,804	5,224
	Moody’s Corp.	151,650	5,223
*	Berkshire Hathaway Inc. Class A	43	5,192
	Nymex Holdings Inc.	61,129	5,164
	HCP, Inc. REIT	161,822	5,148
	Plum Creek Timber Co. Inc. REIT	119,064	5,085
	Unum Group	239,663	4,901
	Avalonbay Communities, Inc. REIT	54,074	4,821
	Host Hotels & Resorts Inc. REIT	344,737	4,706
	NYSE Euronext	91,484	4,635
	Assurant, Inc.	69,198	4,564
*	Intercontinental Exchange Inc.	38,795	4,423
	Safeco Corp.	62,018	4,165
	Ventas, Inc. REIT	95,542	4,067
	Legg Mason Inc.	91,981	4,008
	Discover Financial Services	298,602	3,933
	Torchmark Corp.	63,860	3,745
	People’s United Financial Inc.	238,242	3,717

17

			Market
			Value•
		Shares	($000)
	KeyCorp	335,863	3,688
	Fifth Third Bancorp	358,499	3,650
	New York Community Bancorp, Inc.	201,278	3,591
	M & T Bank Corp.	49,451	3,488
	Everest Re Group, Ltd.	43,632	3,478
	AMB Property Corp. REIT	68,484	3,450
	SL Green Realty Corp. REIT	40,804	3,375
	Willis Group Holdings Ltd.	99,569	3,123
	The Macerich Co. REIT	50,026	3,108
	American Capital Strategies, Ltd.	129,884	3,087
	Washington Mutual, Inc.	622,597	3,069
	Eaton Vance Corp.	76,271	3,033
	Janus Capital Group Inc.	113,882	3,014
*	TD Ameritrade Holding Corp.	165,043	2,986
	Axis Capital Holdings Ltd.	99,524	2,967
	Developers Diversified Realty Corp. REIT	84,029	2,917
	Regency Centers Corp. REIT	48,357	2,859
	Federal Realty Investment Trust REIT	40,753	2,812
	Cincinnati Financial Corp.	109,478	2,781
	Sovereign Bancorp, Inc.	376,804	2,773
	W.R. Berkley Corp.	112,678	2,722
	Comerica, Inc.	104,518	2,679
	PartnerRe Ltd.	38,646	2,672
	Health Care Inc. REIT	59,597	2,652
	Marshall & Ilsley Corp.	166,671	2,555
*	Nasdaq Stock Market Inc.	95,792	2,543
	XL Capital Ltd. Class A	123,311	2,535
*	CB Richard Ellis Group, Inc.	126,449	2,428
	White Mountains Insurance Group Inc.	5,646	2,422
*	Markel Corp.	6,587	2,417
	Rayonier Inc. REIT	54,439	2,311
	Duke Realty Corp. REIT	101,430	2,277
*	Affiliated Managers Group, Inc.	25,204	2,270
	Apartment Investment & Management Co.
	Class A REIT	66,477	2,264
	Zions Bancorp	70,828	2,230
	SEI Investments Co.	94,650	2,226
	Federated Investors, Inc.	63,711	2,193
^	The St. Joe Co.	63,558	2,181
	Alexandria Real Estate Equities, Inc. REIT	22,314	2,172
	Liberty Property Trust REIT	63,898	2,118
*	Arch Capital Group Ltd.	31,832	2,111
	UDR, Inc. REIT	93,443	2,091
	Nationwide Health Properties, Inc. REIT	65,866	2,074
^	National City Corp.	418,557	1,997
	Renaissance Re Holdings Ltd.	43,494	1,943
	Waddell & Reed Financial, Inc.	55,213	1,933
	Essex Property Trust, Inc. REIT	17,399	1,853
	Cullen/Frost Bankers, Inc.	36,765	1,833
	Fidelity National Financial, Inc. Class A	142,777	1,799
	Old Republic International Corp.	151,841	1,798
	Raymond James Financial, Inc.	67,208	1,774

	Taubman Co. REIT	36,425	1,772
	Digital Realty Trust, Inc. REIT	43,274	1,770
	Protective Life Corp.	46,107	1,754
^	Allied Capital Corp.	124,662	1,732
	Countrywide Financial Corp.	400,534	1,702
	Commerce Bancshares, Inc.	42,632	1,691
	Synovus Financial Corp.	193,563	1,690
	Camden Property Trust REIT	38,121	1,687
	HCC Insurance Holdings, Inc.	79,700	1,685
	Associated Banc-Corp.	83,665	1,614
	Bank of Hawaii Corp.	33,667	1,609
	Weingarten Realty Investors REIT	52,917	1,604
^	Realty Income Corp. REIT	70,408	1,602
	StanCorp Financial Group, Inc.	34,067	1,600
	Nationwide Financial Services, Inc.	33,075	1,588
	Hospitality Properties Trust REIT	64,907	1,588
	Mack-Cali Realty Corp. REIT	46,459	1,588
	Arthur J. Gallagher & Co.	65,073	1,568
	The Hanover Insurance Group Inc.	36,273	1,542
	BRE Properties Inc. Class A REIT	35,349	1,530
	Senior Housing Properties Trust REIT	77,402	1,512
	Douglas Emmett, Inc. REIT	66,686	1,465
	Brown & Brown, Inc.	83,444	1,451
*	Philadelphia Consolidated Holding Corp.	42,328	1,438
	Capital Source Inc. REIT	129,641	1,436
	First American Corp.	53,990	1,425
	Apollo Investment Corp.	98,905	1,417
	Forest City Enterprise Class A	43,647	1,406
	Huntington Bancshares Inc.	242,359	1,398
	American Financial Group, Inc.	51,220	1,370
	Aspen Insurance Holdings Ltd.	57,799	1,368
	Union Ban Cal Corp.	33,516	1,355

18

			Market
			Value•
		Shares	($000)
	CIT Group Inc.	196,358	1,337
	Jones Lang LaSalle Inc.	21,917	1,319
	Valley National Bancorp	83,222	1,312
^	Jefferies Group, Inc.	77,218	1,299
*	Conseco, Inc.	128,769	1,277
	Highwood Properties, Inc. REIT	39,860	1,252
*	Alleghany Corp.	3,755	1,247
	Wilmington Trust Corp.	47,001	1,243
	iStar Financial Inc. REIT	93,398	1,234
	Potlatch Corp. REIT	27,163	1,226
^	Popular, Inc.	184,318	1,215
	BioMed Realty Trust, Inc. REIT	49,501	1,214
	Fulton Financial Corp.	120,771	1,214
	City National Corp.	28,706	1,208
	Platinum Underwriters Holdings, Ltd.	36,950	1,205
	Astoria Financial Corp.	59,600	1,197
*	Knight Capital Group, Inc. Class A	64,755	1,164
	Endurance Specialty Holdings Ltd.	37,717	1,161
	Corporate Office Properties Trust, Inc. REIT	33,270	1,142
	Hilb, Rogal and Hamilton Co.	25,790	1,121
*	MSCI, Inc.-Class A Shares	30,746	1,116
	Erie Indemnity Co. Class A	24,115	1,113
	Home Properties, Inc. REIT	23,018	1,106
*	SVB Financial Group	22,960	1,105
	IPC Holdings Ltd.	41,337	1,097
	Washington Federal Inc.	60,558	1,096
	Allied World Assurance Holdings, Ltd.	27,173	1,077
	Kilroy Realty Corp. REIT	22,768	1,071
	HRPT Properties Trust REIT	157,807	1,068
	Westamerica Bancorporation	20,310	1,068
	National Retail Properties REIT	50,875	1,063
	Entertainment Properties Trust REIT	21,421	1,059
	Transatlantic Holdings, Inc.	18,451	1,042
	Washington REIT	34,504	1,037
*	ProAssurance Corp.	21,434	1,031
	UMB Financial Corp.	19,996	1,025
*	Investment Technology Group, Inc.	30,134	1,008
*^	E*TRADE Financial Corp.	320,852	1,007
	Montpelier Re Holdings Ltd.	67,673	998
	CBL & Associates Properties, Inc. REIT	43,634	997
	DCT Industrial Trust Inc. REIT	116,698	966
	First Horizon National Corp.	129,192	960
	Brandywine Realty Trust REIT	60,758	958
	TCF Financial Corp.	78,946	950
	First Niagara Financial Group, Inc.	72,538	933
	Reinsurance Group of America, Inc.	21,431	933
	TFS Financial Corp.	80,313	931
	Unitrin, Inc.	33,716	930
	Mid-America Apartment Communities, Inc. REIT	18,118	925
	BancorpSouth, Inc.	52,137	912
	FirstMerit Corp.	55,851	911
*	Interactive Brokers Group, Inc.	28,200	906

	Post Properties, Inc. REIT	30,308	902
	Zenith National Insurance Corp.	25,635	901
	Mercury General Corp.	18,891	883
	NewAlliance Bancshares, Inc.	69,778	871
	BOK Financial Corp.	16,266	869
	Whitney Holdings Corp.	47,478	869
	Healthcare Realty Trust Inc. REIT	35,914	854
	First Industrial Realty Trust REIT	30,650	842
	Susquehanna Bancshares, Inc.	60,209	824
	International Bancshares Corp.	38,547	824
	Extra Space Storage Inc. REIT	52,701	809
	Omega Healthcare Investors, Inc. REIT	48,001	799
	Odyssey Re Holdings Corp.	22,061	783
	Tanger Factory Outlet Centers, Inc. REIT	21,750	781
	American Campus Communities, Inc. REIT	27,900	777
	MFA Mortgage Investments, Inc. REIT	118,895	775
	Assured Guaranty Ltd.	41,694	750
	Prosperity Bancshares, Inc.	28,040	750
*	Signature Bank	28,747	741
	DiamondRock Hospitality Co. REIT	66,547	725
	EastGroup Properties, Inc. REIT	16,878	724
*	Argo Group International Holdings	21,299	715
	Employers Holdings, Inc.	34,311	710
^	Colonial BancGroup, Inc.	160,506	709
	Delphi Financial Group, Inc.	30,578	708

19

			Market
			Value•
		Shares	($000)
	F.N.B. Corp.	59,927	706
	Equity Lifestyle Properties, Inc. REIT	16,041	706
	Selective Insurance Group	37,511	704
^	Umpqua Holdings Corp.	57,652	699
	LaSalle Hotel Properties REIT	27,731	697
	Options Xpress Holdings Inc.	31,102	695
	Sunstone Hotel Investors, Inc. REIT	41,618	691
*^	AmeriCredit Corp.	79,745	687
	First Financial Bankshares, Inc.	14,995	687
	Webster Financial Corp.	36,654	682
	Ares Capital Corp.	67,514	681
	R.L.I. Corp.	13,679	677
	Sterling Bancshares, Inc.	74,309	675
	Old National Bancorp	46,789	667
	United Bankshares, Inc.	29,069	667
	City Holding Co.	16,338	666
	S & T Bancorp, Inc.	22,762	661
	Hancock Holding Co.	16,403	644
	Equity One, Inc. REIT	31,272	643
	Infinity Property & Casualty Corp.	15,445	641
	Acadia Realty Trust REIT	27,691	641
	National Penn Bancshares Inc.	47,932	637
	First Midwest Bancorp, Inc.	33,707	629
	Colonial Properties Trust REIT	31,351	628
	Cash America International Inc.	20,227	627
	NBT Bancorp, Inc.	30,339	625
	Inland Real Estate Corp. REIT	43,324	625
^	Cousins Properties, Inc. REIT	26,942	622
	Pennsylvania REIT	26,850	621
	Max Re Capital Ltd.	29,122	621
	First Commonwealth Financial Corp.	66,320	619
	Pacific Capital Bancorp	43,867	604
	CVB Financial Corp.	63,996	604
^	Greenhill & Co., Inc.	11,154	601
	Community Bank System, Inc.	28,938	597
^	MBIA, Inc.	131,415	577
*	PHH Corp.	37,582	577
	MB Financial, Inc.	25,594	575
	The Phoenix Cos., Inc.	75,430	574
*	LaBranche & Co. Inc.	80,793	572
	Trustmark Corp.	31,905	563
*^	KBW Inc.	27,316	562
	PS Business Parks, Inc. REIT	10,793	557
	Brookline Bancorp, Inc.	56,295	538
	American Physicians Capital, Inc.	11,082	537
	Bank Mutual Corp.	52,859	531
	Glacier Bancorp, Inc.	32,791	524
	Lexington Realty Trust REIT	38,462	524
	IBERIABANK Corp.	11,749	522
	MGIC Investment Corp.	84,785	518
	First BanCorp Puerto Rico	81,543	517
	Chemical Financial Corp.	24,911	508

	Cedar Shopping Centers, Inc. REIT	43,120	505
	National Financial Partners Corp.	25,138	498
^	Private Bancorp, Inc.	16,393	498
	Horace Mann Educators Corp.	35,092	492
	Strategic Hotels and Resorts, Inc. REIT	52,091	488
^	Anthracite Capital Inc. REIT	69,258	488
*	Hilltop Holdings Inc.	47,137	486
^	Cathay General Bancorp	44,247	481
*	FCStone Group, Inc.	17,100	478
	Provident Financial Services Inc.	33,520	470
	Calamos Asset Management, Inc.	27,526	469
*	FPIC Insurance Group, Inc.	10,319	468
	Wintrust Financial Corp.	19,395	463
	Dime Community Bancshares	27,824	459
*	Stifel Financial Corp.	13,189	454
	Community Trust Bancorp Inc.	17,265	453
	Saul Centers, Inc. REIT	9,479	445
*^	MF Global Ltd.	70,007	442
*	Forestar Real Estate Group, Inc.	22,964	437
*	Piper Jaffray Cos., Inc.	14,899	437
*	Investors Bancorp, Inc.	33,203	434
	Capstead Mortgage Corp. REIT	39,946	433
	Harleysville Group, Inc.	12,715	430
	Sovran Self Storage, Inc. REIT	10,281	427
^	East West Bancorp, Inc.	60,379	426
^	Redwood Trust, Inc. REIT	18,663	425
	PacWest Bancorp	28,227	420
*	Amerisafe Inc.	25,789	411
	GFI Group Inc.	44,696	403
*	EZCORP, Inc.	31,365	400
	Columbia Banking System, Inc.	20,610	398
	First Citizens BancShares Class A	2,849	397
	Franklin Street Properties Corp. REIT	31,117	393
	BancFirst Corp.	9,179	393
	Financial Federal Corp.	17,858	392
^	Park National Corp.	7,237	390
*	Navigators Group, Inc.	7,195	389
	Capitol Federal Financial	10,298	387
	Capital Southwest Corp.	3,699	386

20

			Market
			Value•
		Shares	($000)
	First Community Bancshares, Inc.	13,544	382
	Anworth Mortgage Asset Corp. REIT	58,025	378
	Central Pacific Financial Co.	35,385	377
	WesBanco, Inc.	21,765	373
	BankFinancial Corp.	28,689	373
	Amtrust Financial Services Inc.	29,538	372
	Ashford Hospitality Trust REIT	80,178	370
	FelCor Lodging Trust, Inc. REIT	35,270	370
	TrustCo Bank NY	49,858	370
	Berkshire Hills Bancorp, Inc.	15,490	366
	Gamco Investors Inc. Class A	7,308	363
	Northwest Bancorp, Inc.	16,616	363
	Safety Insurance Group, Inc.	10,094	360
^	United Community Banks, Inc.	41,960	358
*	Pinnacle Financial Partners, Inc.	17,804	358
	American Equity Investment Life Holding Co.	43,787	357
	Provident New York Bancorp, Inc.	32,241	357
	U.S. Global Investors, Inc. Class A	21,126	354
	First Financial Bancorp	37,097	341
	Abington Community Bancorp Inc.	37,316	340
*	World Acceptance Corp.	10,021	337
	National Health Investors REIT	11,608	331
^	Frontier Financial Corp.	38,465	328
^	Gladstone Capital Corp.	21,485	327
	Asset Acceptance Capital Corp.	26,683	326
^	Capital City Bank Group, Inc.	14,693	320
*	Alexander’s, Inc. REIT	1,010	314
*	Beneficial Mutual Bancorp, Inc.	28,224	312
	Presidential Life Corp.	19,593	302
	First Merchants Corp.	16,641	302
*	PICO Holdings, Inc.	6,946	302
*	Ocwen Financial Corp.	64,694	301
	Maguire Properties, Inc. REIT	24,623	300
	Federal Agricultural Mortgage Corp. Class C	12,037	298
*	Enstar Group Ltd.	3,400	298
*	United America Indemnity, Ltd.	22,100	295
*^	Citizens, Inc.	47,530	291
	ProCentury Corp.	18,285	290
	Gramercy Capital Corp. REIT	24,868	288
	Arrow Financial Corp.	15,897	288
	FBL Financial Group, Inc. Class A	14,406	286
	Medical Properties Trust Inc. REIT	28,092	284
	LTC Properties, Inc. REIT	11,070	283
^	Cohen & Steers, Inc.	10,879	283
*^	Avatar Holding, Inc.	9,241	280
*	BGC Partners, Inc.	36,843	278
	Clifton Savings Bancorp, Inc.	28,385	276
	Associated Estates Realty Corp. REIT	25,573	274
	Education Realty Trust, Inc. REIT	23,305	272
^	First Busey Corp.	19,775	261
	DuPont Fabros Technology Inc.	13,957	260
	Kite Realty Group Trust REIT	20,750	259

	American Land Lease, Inc. REIT	13,479	256
^	Cascade Bancorp	32,979	254
^	Ambac Financial Group, Inc.	188,020	252
	Anchor Bancorp Wisconsin Inc.	34,847	244
*	First Cash Financial Services, Inc.	16,000	240
	United Fire & Casualty Co.	8,876	239
	Agree Realty Corp. REIT	10,833	239
*	Guaranty Bancorp	65,579	236
	SWS Group, Inc.	14,202	236
	EMC Insurance Group, Inc.	9,739	235
*^	CompuCredit Corp.	39,028	234
*	TradeStation Group, Inc.	23,040	234
	Bancorp Rhode Island Inc.	8,155	233
	Advance America, Cash Advance Centers, Inc.	44,888	228
^	Enterprise Financial Services Corp.	11,986	226
	Sanders Morris Harris Group Inc.	33,002	224
*	Dollar Financial Corp.	14,780	223
^	Citizens Banking Corp.	79,057	223
*	Ameriserv Financial Inc.	75,453	223
^	Arbor Realty Trust, Inc. REIT	24,762	222
	Boston Private Financial Holdings, Inc.	39,123	222
	Hercules Technology Growth Capital, Inc.	24,700	221
*^	Portfolio Recovery Associates, Inc.	5,795	217
	MCG Capital Corp.	54,099	215
*	Crawford & Co. Class B	26,931	215
^	Sierra Bancorp	12,949	214
	U-Store-It Trust REIT	17,822	213

21

			Market
			Value•
		Shares	($000)
	Stewart Information Services Corp.	10,956	212
	Kearny Financial Corp.	19,200	211
^	Newcastle Investment Corp. REIT	30,001	210
	Resource America, Inc.	22,502	210
	National Western Life Insurance Co. Class A	954	208
	Glimcher Realty Trust REIT	18,562	208
	LandAmerica Financial Group, Inc.	9,344	207
	Baldwin & Lyons, Inc. Class B	11,854	207
	UCBH Holdings, Inc.	91,618	206
	Hanmi Financial Corp.	39,333	205
	Consolidated-Tomoka Land Co.	4,867	205
	Medallion Financial Corp.	21,587	203
	Donegal Group Inc. Class A	12,779	203
	Amcore Financial, Inc.	35,495	201
^	RAIT Financial Trust REIT	26,606	197
*^	Ladenburg Thalmann Financial Services, Inc.	129,695	196
	The South Financial Group, Inc.	49,381	194
^	Provident Bankshares Corp.	30,121	192
^	Corus Bankshares Inc.	46,082	192
	CFS Bancorp, Inc.	16,181	191
	American National Bankshares Inc.	10,449	190
	First Potomac REIT	12,381	189
	Parkway Properties Inc. REIT	5,510	186
	Harleysville National Corp.	16,158	180
	Capitol Bancorp Ltd.	20,016	180
*	Tejon Ranch Co.	4,965	179
	CoBiz Inc.	27,019	178
	Ameris Bancorp	20,373	177
	NorthStar Realty Finance Corp. REIT	21,140	176
	Cadence Financial Corp.	16,200	175
^	BRT Realty Trust REIT	14,585	175
	Investors Real Estate Trust REIT	18,323	175
	City Bank Lynnwood (WA)	19,280	166
	First Source Corp.	10,221	165
	Independent Bank Corp. (MA)	6,864	164
	OneBeacon Insurance Group Ltd.	9,300	163
	CapLease, Inc. REIT	21,720	163
	Lakeland Bancorp, Inc.	13,305	162
	State Auto Financial Corp.	6,702	160
^	Capital Trust Class A REIT	8,339	160
	NYMAGIC, Inc.	8,297	159
*	Encore Capital Group, Inc.	17,200	152
	Universal Health Realty Income REIT	5,061	152
	Bryn Mawr Bank Corp.	8,596	150
	Tower Group, Inc.	6,957	147
	Quanta Capital Holdings Ltd.	55,481	146
*	PMA Capital Corp. Class A	15,832	146
	Banner Corp.	16,216	144
*	Pennsylvania Commerce Bancorp, Inc.	5,972	144
	First Financial Holdings, Inc.	8,344	143

	Getty Realty Holding Corp. REIT	9,776	141
	^Ames National Corp.	8,299	139
	Friedman, Billings, Ramsey Group, Inc. REIT	92,285	138
*	CNA Surety Corp.	10,946	138
	^Alesco Financial, Inc. REIT	68,070	136
	Flushing Financial Corp.	7,052	134
*^Western Alliance Bancorp		16,963	132
	Atlantic Coast Federal Corp.	17,399	129
	Student Loan Corp.	1,309	128
	Center Financial Corp.	15,049	127
	Sterling Financial Corp.	30,346	126
	Oriental Financial Group Inc.	8,785	125
	Advanta Corp. Class B	19,500	123
	WSFS Financial Corp.	2,698	120
	Eastern Virginia Bankshares, Inc.	7,487	120
	Center Bancorp, Inc.	13,580	119
	The PMI Group Inc.	60,473	118
	First Defiance Financial Corp.	7,312	117
	Compass Diversified Trust	10,218	117
*	eHealth, Inc.	6,600	117
*	Guaranty Financial Group, Inc.	21,664	116
	Sun Communities, Inc. REIT	6,380	116
*	Penson Worldwide, Inc.	9,728	116
*^First Federal Financial Corp.		14,443	116
	The First Marblehead Corp.	44,916	115
	Simmons First National Corp.	4,109	115
	Cascade Financial Corp.	17,500	114
	Urstadt Biddle Properties Class A REIT	7,698	113
*	Clayton Holdings, Inc.	18,866	113
	First of Long Island Corp.	5,666	113
	Nelnet, Inc.	9,846	111
	BankAtlantic Bancorp, Inc. Class A	61,387	108
	^ASTA Funding, Inc.	11,755	107
	Republic Bancorp, Inc. Class A	4,328	106
*	Greenlight Capital Re. Ltd.	4,649	106
	Suffolk Bancorp	3,576	105
	First State Bancorporation	19,054	105
	CBRE Realty Finance Inc. REIT	29,818	103
	Cardinal Financial Corp.	16,306	102

22

			Market
			Value•
		Shares	($000)
	Flagstone Reinsurance
	Holdings Ltd.	8,519	100
*	American Independence Corp.	15,579	100
	Ameriana Bancorp	11,143	99
	Ramco-Gershenson
	Properties Trust REIT	4,805	99
*	MarketAxess Holdings, Inc.	12,708	96
	First Financial Corp. (IN)	3,130	96
	First Bancorp (NC)	7,508	95
*	Marlin Business Services Inc.	13,638	95
	Mission West Properties Inc.
	REIT	8,567	94
	Heartland Financial USA, Inc.	5,111	93
	OceanFirst Financial Corp.	5,012	90
	Merchants Bancshares, Inc.	4,026	90
	Castlepoint Holdings Ltd.	9,700	88
*	First Acceptance Corp.	27,451	88
	Camco Financial Corp.	8,512	86
	VIST Financial Corp.	6,411	86
	Capital Bank Corp.	9,471	84
	S.Y. Bancorp, Inc.	3,884	83
	^Flagstar Bancorp, Inc.	26,809	81
	Prospect Energy Corp.	6,100	80
	Columbia Bancorp (OR)	11,149	80
	MVC Capital, Inc.	5,660	77
*	Texas Capital Bancshares, Inc.	4,757	76
	Colony Bankcorp, Inc.	6,706	75
*	Reis, Inc.	13,650	75
	LSB Corp.	4,999	75
	Hersha Hospitality Trust REIT	9,885	75
*	Rewards Network Inc.	18,117	74
	German American Bancorp	6,316	73
	Century Bancorp, Inc. Class A	4,105	73
*	Ampal-American Israel Corp.	16,148	73
	Camden National Corp.	3,106	72
	^Crystal River Capital Inc. REIT	19,629	72
	Greene County Bancshares	5,100	72
	Nara Bancorp, Inc.	6,629	71
	Renasant Corp.	4,799	71
*	First Mercury Financial Corp.	4,000	71
	Bank of Granite Corp.	9,915	70
	Washington Trust
	Bancorp, Inc.	3,553	70
	Radian Group, Inc.	47,146	68
	Financial Institutions, Inc.	4,247	68
	^W Holding Co., Inc.	78,453	67
	Citizens First Bancorp, Inc.	11,243	67
	Sandy Spring Bancorp, Inc.	4,053	67
	^BancTrust Financial
	Group, Inc.	10,076	66
	Investors Title Co.	1,347	66
	Chimera Investment Corp.	6,700	60

First Place Financial Corp.		6,247	59
NewBridge Bancorp.		8,425	58
	Peoples Bancorp, Inc.	3,062	58
	Tompkins Trustco, Inc.	1,547	58
	Univest Corp. of Pennsylvania	2,888	57
	Sterling Bancorp	4,685	56
*	Wauwatosa Holdings, Inc.	5,200	55
	Southside Bancshares, Inc.	2,983	55
^	Downey Financial Corp.	19,744	55
	Union Bankshares Corp.	3,639	54
	Massbank Corp.	1,328	53
*	Community Bancorp	10,370	52
	Comm Bancorp, Inc.	1,169	51
	Winthrop Realty Trust Inc.
	REIT	14,238	51
	Heritage Commerce Corp.	5,040	50
*	Maui Land &
	Pineapple Co., Inc.	1,676	49
	Southwest Bancorp, Inc.	4,254	49
	Old Second Bancorp, Inc.	4,202	49
	StellarOne Corp.	3,335	49
	Irwin Financial Corp.	18,070	49
*	Penn Treaty American Corp.	9,773	47
	TowneBank	3,100	47
	Smithtown Bancorp, Inc.	2,863	47
^	JER Investors Trust Inc. REIT	7,293	46
	AmericanWest
	Bancorporation	20,121	46
*	Sun Bancorp, Inc. (NJ)	4,449	45
*	SCPIE Holdings Inc.	1,598	45
	Evercore Partners Inc.	4,700	45
	Shore Bancshares, Inc.	2,379	45
*	First Regional Bancorp	7,914	44
^	BankUnited Financial Corp.	45,915	44
	Great Southern Bancorp, Inc.	5,253	43
	Bank of the Ozarks, Inc.	2,856	42
	North Valley Bancorp	6,436	42
*	Oritani Financial Corp.	2,600	42
	West Coast Bancorp	4,749	41
	Credit Acceptance Corp.	1,600	41
*	Consumer Portfolio
	Services, Inc.	27,451	40
^	First South Bancorp, Inc.	3,129	40
	TriCo Bancshares	3,642	40
*^	Impac Mortgage
	Holdings, Inc. REIT	48,838	39
	Integra Bank Corp.	4,988	39
	Willow Grove Bancorp, Inc.	4,746	39
	Independent Bank Corp. (MI)	9,627	39
*	United PanAm Financial Corp.	16,541	37
	Greater Community Bancorp	2,293	37
^	Macatawa Bank Corp.	4,554	36
	First M&F Corp.	2,867	36

PremierWest Bancorp	6,146	36
^ Seacoast Banking Corp.
of Florida	4,404	34

23

			Market
			Value•
		Shares	($000)
	Midwest Banc Holdings, Inc.	6,867	33
	Wilshire Bancorp Inc.	3,876	33
	ESB Financial Corp.	3,408	33
	Team Financial, Inc.	5,258	32
	Westfield Financial, Inc.	3,461	31
	PMC Commercial Trust REIT	3,875	31
	Monmouth Real Estate
	Investment Corp. REIT	4,736	30
*	BFC Financial Corp.	39,976	30
	Citizens & Northern Corp.	1,803	30
	First United Corp.	1,615	29
	NGP Capital Resources Co.	1,900	29
	^IndyMac Bancorp, Inc.	46,848	29
	Mercantile Bank Corp.	4,011	29
	Citizens South Banking Corp.	3,809	29
*	Stratus Properties Inc.	1,599	28
	Peapack Gladstone
	Financial Corp.	1,263	28
	Meta Financial Group, Inc.	1,049	28
	United Community
	Financial Corp.	7,340	28
	Capital Corp. of the West	7,079	27
	West Bancorporation	3,045	26
	HMN Financial, Inc.	1,711	26
	Rome Bancorp, Inc.	2,312	26
	Heritage Financial Corp.	1,610	26
	UMH Properties, Inc. REIT	2,870	25
	Pacific Mercantile Bancorp	3,238	25
	TierOne Corp.	5,200	24
	Horizon Financial Corp.	3,680	23
	Westwood Holdings
	Group, Inc.	560	22
*	Virginia Commerce
	Bancorp, Inc.	4,186	22
	Provident Financial
	Holdings, Inc.	2,290	22
*^	Franklin Bank Corp.	35,024	21
	Advanta Corp. Class A	3,855	21
*	The Bancorp Inc.	2,757	21
*	Cowen Group, Inc.	2,700	21
	ViewPoint Financial Group	1,400	21
	^Thornburg Mortgage, Inc.
	REIT	101,005	20
*	First Mariner Bancorp, Inc.	6,444	20
*	First Keystone Financial, Inc.	2,063	20
	Farmers Capital Bank Corp.	1,080	19
	Deerfield Capital Corp.	23,938	19
	Imperial Capital Bancorp Inc.	3,108	18
	^Security Bank Corp.	2,998	18
	One Liberty Properties, Inc.
	REIT	1,038	17
	Royal Bancshares of

Pennsylvania, Inc.		1,768	17
*	Seabright Insurance
	Holdings, Inc.	1,144	17
	Codorus Valley Bancorp, Inc.	1,184	16
	BlackRock Kelso Capital Corp.	1,700	16
	Pulaski Financial Corp.	1,691	16
	Jefferson Bancshares, Inc.	1,600	15
	Wainwright Bank & Trust Co.	1,613	15
	Federal Agricultural
	Mortgage Corp. Class A	1,021	15
	Preferred Bank	2,850	15
	Grubb & Ellis Co.	3,694	14
	First Federal Bancshares of
	Arkansas, Inc.	1,606	14
	HopFed Bancorp, Inc.	1,005	14
	Resource Capital Corp. REIT	1,885	14
	TF Financial Corp.	616	14
	PFF Bancorp, Inc.	12,458	13
	American Mortgage
	Acceptance Co. REIT	20,830	13
	FNB Corp. (NC)	1,696	13
*	BCSB Bancorp, Inc.	1,195	13
	Brooke Corp.	17,380	12
	National Interstate Corp.	660	12
	Thomas Properties Group, Inc.	1,100	11
	Northern States Financial Corp.	599	11
*	Superior Bancorp	1,211	10
	Lakeland Financial Corp.	535	10
	Rainier Pacific Financial
	Group Inc.	975	9
	Unity Bancorp, Inc.	1,310	9
	Habersham Bancorp	1,210	9
^	Vineyard National Bancorp Co.	2,239	8
	Mainsource Financial
	Group, Inc.	531	8
	Meadowbrook Insurance
	Group, Inc.	1,500	8
	First Financial Service Corp.	438	8
	Parkvale Financial Corp.	316	7
	Firstbank Corp.	820	7
	Indiana Community Bancorp	438	7
*^	Triad Guaranty, Inc.	6,854	7
*	International Assets
	Holding Corp.	237	7
*	Republic First Bancorp, Inc.	883	6
	Wayne Savings
	Bancshares, Inc.	673	6
	Timberland Bancorp, Inc.	706	6
	HF Financial Corp.	347	6
^	Security Capital
	Assurance, Ltd.	16,983	5
	MutualFirst Financial Inc.	500	5
*	FX Real Estate and

Entertainment Inc.	2,509	5
Northrim Bancorp Inc.	256	5

24

			Market
			Value•
		Shares	($000)
	State Bancorp, Inc.	330	4
*	AMV Liquidating Trust	34,500	4
	Peoples Financial Corp.	166	3
*	Guaranty Financial Group
	Rights Exp. 7/21/08	21,664	3
	Princeton National
	Bancorp, Inc.	100	3
*	Specialty Underwriters’
	Alliance, Inc.	500	3
	21st Century Holding Co.	282	2
	TIB Financial Corp.	376	2
*	FBR Capital Markets Corp.	400	2
	MetroCorp Bancshares, Inc.	159	2
*	National Atlantic
	Holdings Corp	290	2
	Harrington West Financial
	Group, Inc.	351	1
	Brooklyn Federal Bancorp	44	1
			1,414,408
Health Care (11.8%)
	Johnson & Johnson	1,955,280	125,803
	Pfizer Inc.	4,714,351	82,360
	Abbott Laboratories	1,066,993	56,519
	Merck & Co., Inc.	1,494,686	56,335
	Wyeth	924,509	44,339
	Medtronic, Inc.	780,545	40,393
*	Amgen, Inc.	750,964	35,415
*	Gilead Sciences, Inc.	641,283	33,956
	Eli Lilly & Co.	704,865	32,537
	Bristol-Myers Squibb Co.	1,366,695	28,058
	Baxter International, Inc.	438,205	28,019
*	Genentech, Inc.	327,356	24,846
	UnitedHealth Group Inc.	864,176	22,685
	Schering-Plough Corp.	1,118,626	22,026
*	Celgene Corp.	300,589	19,199
*	WellPoint Inc.	374,451	17,846
*	Medco Health
	Solutions, Inc.	362,052	17,089
	Covidien Ltd.	342,439	16,399
*	Thermo Fisher
	Scientific, Inc.	290,252	16,176
	Aetna Inc.	345,774	14,014
	Becton, Dickinson & Co.	168,751	13,719
*	Genzyme Corp.	183,850	13,241
	Cardinal Health, Inc.	246,506	12,715
	Stryker Corp.	199,007	12,514
*	Biogen Idec Inc.	205,853	11,505
*	Boston Scientific Corp.	928,418	11,410
	McKesson Corp.	199,652	11,163
*	Zimmer Holdings, Inc.	162,293	11,044
	Allergan, Inc.	211,498	11,008
*	St. Jude Medical, Inc.	237,860	9,724

*	Express Scripts Inc.	148,674	9,325
*	Forest Laboratories, Inc.	215,487	7,486
*	Intuitive Surgical, Inc.	26,560	7,155
	CIGNA Corp.	193,225	6,838
	C.R. Bard, Inc.	69,813	6,140
	Quest Diagnostics, Inc.	114,268	5,539
*	Laboratory Corp. of
	America Holdings	76,319	5,314
*	Humana Inc.	117,621	4,678
	AmerisourceBergen Corp.	112,653	4,505
*	Varian Medical Systems, Inc.	86,820	4,502
*	Waters Corp.	69,481	4,482
*	Hospira, Inc.	108,855	4,366
*	DaVita, Inc.	74,249	3,945
	Applera Corp.–
	Applied Biosystems Group	116,186	3,890
*	Hologic, Inc.	176,538	3,849
*	Covance, Inc.	44,214	3,803
	DENTSPLY International Inc.	99,331	3,655
*	Illumina, Inc.	38,479	3,352
*	Coventry Health Care Inc.	106,967	3,254
*	Vertex Pharmaceuticals, Inc.	96,298	3,223
*	Barr Pharmaceuticals Inc.	71,080	3,204
*	Henry Schein, Inc.	62,019	3,198
	Pharmaceutical Product
	Development, Inc.	74,217	3,184
*	Cephalon, Inc.	46,939	3,130
*	Charles River
	Laboratories, Inc.	47,339	3,026
	IMS Health, Inc.	127,174	2,963
	Beckman Coulter, Inc.	43,503	2,938
*	Patterson Cos.	87,547	2,573
*	Millipore Corp.	37,873	2,570
	Mylan Inc.	211,565	2,554
*	Invitrogen Corp.	64,814	2,545
*	Edwards Lifesciences Corp.	39,328	2,440
*	Amylin Pharmaceuticals, Inc.	93,828	2,382
	PerkinElmer, Inc.	82,563	2,299
*	Endo Pharmaceuticals
	Holdings, Inc.	93,368	2,259
	Omnicare, Inc.	84,689	2,221
	Universal Health Services
	Class B	34,917	2,207
*	Community Health
	Systems, Inc.	66,611	2,197
*	Cerner Corp.	47,624	2,152
*	IDEXX Laboratories Corp.	42,358	2,065
*	Techne Corp.	25,705	1,989
*	BioMarin Pharmaceutical Inc.	67,445	1,955
*	ResMed Inc.	54,184	1,937
*	Watson Pharmaceuticals, Inc.	68,042	1,849
*	Health Net Inc.	76,447	1,839
*	Tenet Healthcare Corp.	329,698	1,833

*	Gen-Probe Inc.	37,732	1,791
*	Alexion Pharmaceuticals, Inc.	24,706	1,791
*	King Pharmaceuticals, Inc.	170,644	1,787

25

			Market
			Value•
		Shares	($000)
	Perrigo Co.	54,712	1,738
*	ImClone Systems, Inc.	41,795	1,691
*	Inverness Medical
	Innovations, Inc.	50,979	1,691
*	OSI Pharmaceuticals, Inc.	40,137	1,658
*	Pediatrix Medical Group, Inc.	33,672	1,658
*	VCA Antech, Inc.	58,636	1,629
*	Sepracor Inc.	77,533	1,544
*	United Therapeutics Corp.	15,606	1,525
*	Kinetic Concepts, Inc.	37,489	1,496
*	Lincare Holdings, Inc.	51,195	1,454
*	Psychiatric Solutions, Inc.	38,020	1,439
*	HLTH Corp.	125,820	1,424
*	Myriad Genetics, Inc.	30,395	1,384
*	Onyx Pharmaceuticals, Inc.	38,086	1,356
	Owens &
	Minor, Inc. Holding Co.	28,407	1,298
*	Immucor Inc.	48,458	1,254
	STERIS Corp.	43,471	1,250
*	Warner Chilcott Ltd.	70,089	1,188
	Cooper Cos., Inc.	31,881	1,184
*	Masimo Corp.	32,645	1,121
	Hill-Rom Holdings, Inc.	41,472	1,119
*	Health Management
	Associates Class A	170,026	1,107
*	Cepheid, Inc.	39,006	1,097
*	Nuvasive, Inc.	24,521	1,095
*	Varian, Inc.	21,119	1,078
*	Valeant Pharmaceuticals
	International	62,857	1,075
*	LifePoint Hospitals, Inc.	37,737	1,068
*	WellCare Health Plans Inc.	29,241	1,057
*	Bio-Rad Laboratories, Inc.
	Class A	12,899	1,043
*	PAREXEL International Corp.	39,558	1,041
*	HealthSouth Corp.	61,619	1,025
*	Magellan Health Services, Inc.	27,526	1,019
*	Haemonetics Corp.	17,769	985
	West Pharmaceutical
	Services, Inc.	22,734	984
*	Savient Pharmaceuticals Inc.	37,419	947
*	Amedisys Inc.	18,755	946
*	Auxilium Pharmaceuticals, Inc.	26,850	903
*	Isis Pharmaceuticals, Inc.	64,862	884
*	Alkermes, Inc.	70,141	867
	PDL BioPharma Inc.	80,949	860
*	Dionex Corp.	12,824	851
	Medicis Pharmaceutical Corp.	39,200	815
*^	ArthroCare Corp.	19,509	796
*	Apria Healthcare Group Inc.	40,624	788
*	Advanced Medical Optics, Inc.	41,927	786
*	Martek Biosciences Corp.	22,999	775

*	AMERIGROUP Corp.	37,045	771
*	eResearch Technology, Inc.	43,862	765
*	American Medical Systems
	Holdings, Inc.	50,981	762
	Analogic Corp.	12,010	757
	Meridian Bioscience Inc.	28,122	757
*	Healthways, Inc.	25,122	744
*	AmSurg Corp.	30,031	731
*	PSS World Medical, Inc.	44,532	726
*	HealthExtras, Inc.	24,054	725
*	Wright Medical Group, Inc.	25,353	720
*	Sunrise Senior Living, Inc.	31,787	715
*	The Medicines Co.	35,860	711
*	Cubist Pharmaceuticals, Inc.	39,713	709
*	Acorda Therapeutics Inc.	21,600	709
*	CONMED Corp.	26,658	708
*	Cyberonics, Inc.	32,212	699
*	Alpharma, Inc. Class A	31,004	698
*^	Alnylam Pharmaceuticals Inc.	25,290	676
*	Human Genome
	Sciences, Inc.	127,861	666
^	Mentor Corp.	23,821	663
*	K-V Pharmaceutical Co.
	Class A	33,848	654
*	Xenoport Inc.	16,700	652
*	Thoratec Corp.	37,375	650
	Sciele Pharma, Inc.	33,544	649
	Datascope Corp.	13,652	642
*	Applera Corp.-Celera
	Genomics Group	55,309	628
*	ABIOMED, Inc.	35,377	628
*	Align Technology, Inc.	59,794	627
*	Eclipsys Corp.	33,800	621
	Chemed Corp.	16,945	620
*	Integra LifeSciences Holdings	13,681	609
*	Regeneron
	Pharmaceuticals, Inc.	42,042	607
*	Incyte Corp.	79,678	606
*	inVentiv Health, Inc.	21,114	587
*	AMN Healthcare
	Services, Inc.	34,444	583
*	Centene Corp.	34,319	576
*	Seattle Genetics, Inc.	67,069	567
*	Medarex, Inc.	85,822	567
*	Conceptus, Inc.	30,514	564
	Invacare Corp.	27,207	556
*	CV Therapeutics, Inc.	67,096	552
*	Theravance, Inc.	45,931	545
*	Abaxis, Inc.	21,681	523
*	Natus Medical Inc.	24,755	518
	Landauer, Inc.	9,178	516
*	Arena Pharmaceuticals, Inc.	96,054	499
*	Affymetrix, Inc.	47,393	488

*	Allos Therapeutics Inc.	70,269	486
*	Kindred Healthcare, Inc.	16,419	472
*^	Dendreon Corp.	105,423	469

26

			Market
			Value•
		Shares	($000)
*	Rigel Pharmaceuticals, Inc.	20,600	467
	Brookdale Senior Living Inc.	21,863	445
*	CryoLife Inc.	38,790	444
*	SurModics, Inc.	9,851	442
*	HMS Holdings Corp.	20,486	440
*	Bruker BioSciences Corp.	33,328	428
*	The TriZetto Group, Inc.	20,025	428
*	Bentley Pharmaceuticals, Inc.	26,157	422
*^	ev3 Inc.	44,387	421
*	CorVel Corp.	12,401	420
*^	Enzon Pharmaceuticals, Inc.	58,927	420
*	Albany Molecular
	Research, Inc.	31,552	419
*	Angiodynamics, Inc.	30,466	415
*	Greatbatch, Inc.	23,698	410
*	Healthspring, Inc.	24,080	406
*	Assisted Living Concepts Inc.	72,836	401
*	Par Pharmaceutical Cos. Inc.	24,549	398
*	Adolor Corp.	72,441	397
*^	InterMune Inc.	29,964	393
*	Allscripts Healthcare
	Solutions, Inc.	31,576	392
*	Cross Country Healthcare, Inc.	26,933	388
*	Sequenom, Inc.	23,919	382
*	Gentiva Health Services, Inc.	19,196	366
*	Halozyme Therapeutics Inc.	67,230	362
*	Air Methods Corp.	14,390	360
*	Idenix Pharmaceuticals Inc.	49,428	359
*	AMAG Pharmaceuticals, Inc.	10,401	355
*	Alliance Imaging, Inc.	40,720	353
*	ViroPharma Inc.	31,762	351
*	AthenaHealth Inc.	11,400	351
	Vital Signs, Inc.	6,072	345
*^	Luminex Corp.	16,658	342
*	PharMerica Corp.	14,653	331
*	Cypress Bioscience, Inc.	46,017	331
*	Exelixis, Inc.	63,356	317
*^	Genomic Health, Inc.	16,481	316
*	APP Pharmaceuticals, Inc.	18,857	315
*	Exactech, Inc.	11,935	307
*	Phase Forward Inc.	16,750	301
*	Universal American Corp.	29,359	300
*	Zoll Medical Corp.	8,574	289
*	Array BioPharma Inc.	61,150	287
*	Bio-Reference
	Laboratories, Inc.	12,728	284
*	Progenics
	Pharmaceuticals, Inc.	17,277	274
*	Akorn, Inc.	82,380	273
*	Cell Genesys, Inc.	103,676	270
*	Capital Senior Living Corp.	35,679	269
*	Abraxis BioScience	4,214	267

*	Caraco Pharmaceutical
	Laboratories, Ltd.	19,470	257
*^	GTx, Inc.	17,879	257
*^	Biodel Inc.	19,595	255
*	Zymogenetics, Inc.	30,213	254
*	Sirona Dental Systems Inc.	9,778	253
*	Orthofix International N.V.	8,589	249
*	Cantel Medical Corp.	24,130	244
*	Momenta
	Pharmaceuticals, Inc.	19,820	244
*	Barrier Therapeutics Inc.	60,095	242
*	Amicas, Inc.	84,849	241
*	American Dental Partners, Inc.	20,269	241
*	ARIAD Pharmaceuticals, Inc.	98,966	237
	Computer Programs and
	Systems, Inc.	13,588	235
*	DepoMed, Inc.	72,500	233
*	Res-Care, Inc.	13,019	231
*	Quidel Corp.	13,405	221
*	Noven Pharmaceuticals, Inc.	20,677	221
*	Accelrys Inc.	44,558	215
*	Molina Healthcare Inc.	8,500	207
*	Hanger Orthopedic Group, Inc.	12,458	205
	National Healthcare Corp.	4,480	205
*	Cerus Corp.	49,988	204
*^	Antigenics, Inc.	104,228	201
*	Anika Resh Inc.	23,258	200
*	Sun Healthcare Group Inc.	14,700	197
*	MiddleBrook
	Pharmaceuticals Inc.	58,100	196
*	Symmetry Medical Inc.	12,100	196
*^	Accuray Inc.	26,846	196
*	SonoSite, Inc.	6,969	195
*	ArQule, Inc.	59,912	195
*	Cutera, Inc.	21,429	193
*	Allied Healthcare
	International Inc.	96,402	192
*^	Pozen Inc.	17,561	191
*	Omnicell, Inc.	14,338	189
*	Kendle International Inc.	5,107	186
*	Cardiac Science Corp.	21,709	178
*	Acadia Pharmaceuticals Inc.	48,160	178
*	Kensey Nash Corp.	5,434	174
*	BioLase Technology, Inc.	50,392	172
*	ATS Medical, Inc.	80,631	172
*	Enzo Biochem, Inc.	14,711	165
*	Anadys Pharmaceuticals Inc.	72,238	163
*	ICU Medical, Inc.	6,915	158
*	Salix Pharmaceuticals, Ltd.	22,287	157
*	Durect Corp.	42,373	155
*	Pain Therapeutics, Inc.	19,676	155
*	Nektar Therapeutics	46,303	155
*	Aspect Medical Systems, Inc.	24,420	154

*	Altus Pharmaceuticals, Inc.	34,484	153
*	Geron Corp.	44,112	152
*	Caliper Life Sciences, Inc.	58,415	151

27

			Market
			Value•
		Shares	($000)
*	Harvard Bioscience, Inc.	32,348	150
*	America Service Group Inc.	16,255	149
*	BioScrip Inc.	57,169	148
*^	AVANT
	Immunotherapeutics, Inc.	10,048	146
*^	BioCryst
	Pharmaceuticals, Inc.	49,974	140
*	Spectranetics Corp.	14,143	139
*	Medical Action Industries Inc.	13,400	139
*^	MannKind Corp.	46,035	138
*	Continucare Corp.	58,599	138
*	Odyssey Healthcare, Inc.	13,829	135
*	Cytokinetics, Inc.	35,472	132
*	Third Wave Technologies	11,723	131
*	Neogen Corp.	5,653	129
*	I-Flow Corp.	12,628	128
*	Palomar Medical
	Technologies, Inc.	12,812	128
*	Icad Inc.	42,753	127
*	Cynosure Inc.	6,300	125
*	PDI, Inc.	13,965	122
*	LHC Group Inc.	5,200	121
*	Vivus, Inc.	18,062	121
*	IRIS International, Inc.	7,638	120
*	MWI Veterinary Supply Inc.	3,600	119
*	Merit Medical Systems, Inc.	8,087	119
*	Ligand Pharmaceuticals Inc.
	Class B	44,900	117
*	US Physical Therapy, Inc.	7,061	116
*	Dyax Corp.	37,374	116
*	Candela Corp.	48,877	114
*	Pharmanet Development
	Group, Inc.	6,980	110
*^	Columbia Laboratories Inc.	32,589	108
*	AVI BioPharma, Inc.	94,496	106
*	Volcano Corp.	8,620	105
*	Cougar Biotechnology Inc.	4,300	102
*	Avanir Pharmaceuticals
	Class A	99,850	100
*	Cambrex Corp.	16,866	99
*	Nabi Biopharmaceuticals	25,074	99
*^	Hansen Medical Inc.	5,800	97
*	Providence Service Corp.	4,531	96
*	BioSphere Medical Inc.	27,491	95
*^	Idera Pharmaceuticals, Inc.	6,485	95
*	Inspire Pharmaceuticals, Inc.	21,986	94
*	Emeritus Corp.	6,436	94
*	Biomimetic Therapeutics, Inc.	7,700	92
*	Rochester Medical Corp.	8,732	91
*	RTI Biologics, Inc.	10,353	91
*	Avigen, Inc.	31,139	90
*	Vital Images, Inc.	7,125	89

*	Sangamo BioSciences, Inc.	8,747	87
*^	GenVec, Inc.	59,342	85
*	Clinical Data, Inc.	5,921	84
*	Dexcom Inc.	13,965	84
*^	deCODE genetics, Inc.	91,030	84
*	MedAssets, Inc.	4,900	84
*^	EPIX Pharmaceuticals Inc.	48,285	84
*	MedCath Corp.	4,603	83
*	Curis, Inc.	55,105	81
*^	Acusphere, Inc.	115,258	81
	Psychemedics Corp.	4,628	76
*	RehabCare Group, Inc.	4,677	75
*	Immunomedics Inc.	32,484	69
*	Animal Health
	International, Inc.	11,100	69
*	Endologix, Inc.	29,694	69
*	Aastrom Biosciences, Inc.	182,395	67
*	Neurocrine Biosciences, Inc.	15,959	67
*	Allion Healthcare Inc.	10,809	62
*	Medivation Inc.	5,100	60
*	HealthTronics Surgical
	Services, Inc.	17,998	59
*	Theragenics Corp.	15,331	56
*	TomoTherapy, Inc.	6,200	55
*	NPS Pharmaceuticals Inc.	12,157	54
*	Five Star Quality Care, Inc.	11,424	54
*	ThermoGenesis Corp.	37,607	53
*	Discovery Laboratories, Inc.	31,779	52
*	ImmunoGen, Inc.	17,118	52
*	ADVENTRX
	Pharmaceuticals, Inc.	137,900	51
*	Osteotech, Inc.	8,835	50
	LCA-Vision Inc.	10,487	50
*	National Dentex Corp.	3,944	50
*	Clarient, Inc.	24,101	49
*	XOMA Ltd.	28,554	48
*	Medical Staffing Network
	Holdings, Inc.	12,300	47
*	Emisphere Technologies, Inc.	17,560	47
*	Corcept Therapeutics Inc.	23,958	47
*	OraSure Technologies, Inc.	12,190	46
*	Monogram Biosciences, Inc.	40,153	44
*	Hooper Holmes, Inc.	42,124	43
*	Omrix
	Biopharmaceuticals, Inc.	2,720	43
	Merge Healthcare Inc.	35,735	41
*	Lexicon Pharmaceuticals Inc.	25,762	41
*	Synovis Life Technologies, Inc.	2,100	40
*	CuraGen Corp.	40,688	39
*^	Cell Therapeutics, Inc.	81,081	39
*	SRI/Surgical Express, Inc.	10,677	39
*	Somanetics Corp.	1,801	38
*	PhotoMedex, Inc.	51,174	37

*	Indevus Pharmaceuticals, Inc.	23,135	36
*	Vascular Solutions, Inc.	5,486	36
*	Penwest Pharmaceuticals Co.	13,087	35

28

			Market
			Value•
		Shares	($000)
*	Infinity Pharmaceuticals, Inc.	4,318	34
*	Tercica, Inc.	3,787	33
*	SuperGen, Inc.	14,785	30
*	Pharmasset, Inc.	1,500	28
*	Sonic Innovations, Inc.	8,444	28
*	Maxygen Inc.	8,174	28
	Trimeris, Inc.	5,826	27
*	Micrus Endovascular Corp.	1,927	27
*	Novavax, Inc.	10,811	27
*	Vical, Inc.	7,842	26
*	Telik, Inc.	21,589	26
*^	AtheroGenics, Inc.	43,615	26
*	STAAR Surgical Co.	7,813	24
*	Senomyx, Inc.	4,700	23
*	StemCells, Inc.	17,974	22
	^Cytrx Corp.	32,600	21
*	SciClone Pharmaceuticals, Inc.	13,095	20
*	Peregrine
	Pharmaceuticals, Inc.	47,335	20
*	Ista Pharmaceuticals Inc.	9,776	20
*^Accentia
	Biopharmaceuticals Inc.	19,000	20
*	Repligen Corp.	4,008	19
*	Metabolix Inc.	1,900	19
*	Santarus Inc.	9,196	18
*	NMT Medical, Inc.	3,896	18
*	Hi-Tech Pharmacal Co., Inc.	1,800	18
*	Hollis-Eden
	Pharmaceuticals, Inc.	11,684	18
*	Stereotaxis Inc.	3,100	17
*	Orchid Cellmark, Inc.	6,213	16
*	Biopure Corp.	32,570	16
*^	Nanogen, Inc.	41,842	16
*^	MDRNA Inc.	12,794	16
*	Nighthawk Radiology
	Holdings, Inc.	2,175	15
*	Oxigene, Inc.	11,910	15
*	Keryx Biopharmaceuticals, Inc.	28,705	14
*	Strategic Diagnostics Inc.	3,632	13
*	RXi Pharmaceuticals Corp.	1,626	13
*^	Critical Therapeutics, Inc.	34,827	13
*	Rural/Metro Corp.	6,345	13
*	EntreMed, Inc.	23,118	13
*	Mediware Information
	Systems, Inc.	2,170	13
*	CardioDynamics
	International Corp.	9,124	13
*	Proxymed Pharmacy, Inc.	34,003	12
*	Vermillion, Inc.	5,240	12
*	Orthologic Corp.	11,489	11
*	Pharmacopeia Drug
	Discovery Inc.	2,996	11

*	TorreyPines Therapeutics Inc.	8,825	11
*	Dynavax Technologies Corp.	7,379	11
*	Ore Pharmaceuticals, Inc.	7,619	10
*	La Jolla Pharmaceutical Co.	4,549	10
*	Nuvelo, Inc.	15,404	9
*	Titan Pharmaceuticals, Inc.	5,836	8
	Young Innovations, Inc.	377	8
*	Pharmacyclics, Inc.	4,319	8
*	Introgen Therapeutics, Inc.	4,756	7
*	IVAX Diagnostics, Inc.	10,266	7
*	Matrixx Initiatives, Inc.	418	7
*	Affymax Inc.	400	6
*	NitroMed, Inc.	6,287	6
*	Neurogen Corp.	5,865	6
*	Vanda Parmaceuticals, Inc.	1,800	6
*	GTC Biotherapeutics, Inc.	12,722	5
*	Dialysis Corp. of America	665	5
*	Orthovita, Inc.	2,283	5
*	Insmed Inc.	11,508	5
*	Northfield Laboratories, Inc.	5,200	4
*	Oscient
	Pharmaceuticals Corp.	2,454	3
*	NeoPharm, Inc.	6,245	3
*	Insulet Corp.	200	3
*	Heska Corp.	2,582	3
*	Panacos Pharmaceuticals Inc.	6,632	3
*	Interleukin Genetics, Inc.	2,262	3
*	Novamed, Inc.	620	2
*	SONUS
	Pharmaceuticals, Inc.	7,483	2
*	Immtech
	Pharmaceuticals Inc.	2,364	2
*	Vion Pharmaceuticals, Inc.	2,031	2
*	Emergency Medical
	Services LP Class A	100	2
*	Hemispherx Biopharma, Inc.	2,632	2
*	Anesiva, Inc.	493	1
*^Alfacell Corp.		2,895	1
*	Lipid Sciences, Inc.	2,862	1
*	Epicept Corp.	3,977	1
*	Neurometrix Inc.	640	1
*	Neurobiological
Technolgoies, Inc.		619	1
*	Zila, Inc.	1,944	1
*	Targeted Genetics Corp.	542	—
*	Threshold
Pharmaceuticals, Inc.		800	—
			1,142,970
Industrials (11.7%)
General Electric Co.		6,892,707	183,966
United Technologies Corp.		642,926	39,669
The Boeing Co.		501,677	32,970
3M Co.		464,164	32,301

Caterpillar, Inc.	430,814	31,803
United Parcel Service, Inc.	477,560	29,356
Emerson Electric Co.	542,809	26,842

29

			Market
			Value•
		Shares	($000)
	Union Pacific Corp.	342,068	25,826
	Honeywell International Inc.	488,401	24,557
	Burlington Northern
	Santa Fe Corp.	240,615	24,035
	Lockheed Martin Corp.	242,660	23,941
	Deere & Co.	301,160	21,723
	General Dynamics Corp.	236,270	19,894
	CSX Corp.	278,758	17,509
	Raytheon Co.	294,382	16,568
	Norfolk Southern Corp.	260,105	16,301
	FedEx Corp.	203,158	16,007
	Northrop Grumman Corp.	221,818	14,840
	Illinois Tool Works, Inc.	291,385	13,844
	Tyco International, Ltd.	342,469	13,712
	Danaher Corp.	176,039	13,608
	Waste Management, Inc.	342,427	12,913
	Fluor Corp.	61,099	11,369
	PACCAR, Inc.	240,921	10,078
*	McDermott International, Inc.	155,835	9,645
	Precision Castparts Corp.	95,906	9,242
	Eaton Corp.	107,976	9,175
	Cummins Inc.	132,788	8,700
	Parker Hannifin Corp.	116,603	8,316
	Textron, Inc.	172,089	8,248
	Ingersoll-Rand Co.	220,109	8,239
	L-3 Communications
	Holdings, Inc.	84,532	7,681
	ITT Industries, Inc.	119,421	7,563
*	First Solar, Inc.	27,212	7,424
*	Foster Wheeler Ltd.	99,527	7,280
*	Jacobs Engineering
	Group Inc.	83,766	6,760
	Southwest Airlines Co.	507,969	6,624
	Dover Corp.	132,962	6,431
	C.H. Robinson
	Worldwide Inc.	117,155	6,425
	Expeditors International of
	Washington, Inc.	147,516	6,343
	Joy Global Inc.	74,929	5,682
	Flowserve Corp.	39,759	5,435
	Rockwell Collins, Inc.	112,546	5,398
	Pitney Bowes, Inc.	149,784	5,108
	Cooper Industries, Inc.
	Class A	123,420	4,875
	SPX Corp.	36,191	4,767
	R.R. Donnelley & Sons Co.	148,603	4,412
	Rockwell Automation, Inc.	97,548	4,266
	Walter Industries, Inc.	38,355	4,172
	KBR Inc.	117,666	4,108
	Goodrich Corp.	86,427	4,102
	Roper Industries Inc.	61,319	4,040
	Masco Corp.	255,760	4,023

*	Quanta Services, Inc.	117,953	3,924
	Republic Services, Inc.
	Class A	128,327	3,811
	W.W. Grainger, Inc.	46,375	3,793
	Bucyrus International, Inc.	51,832	3,785
	Fastenal Co.	87,558	3,779
*	Terex Corp.	70,378	3,615
*	Shaw Group, Inc.	57,821	3,573
	Ametek, Inc.	74,166	3,502
	The Dun & Bradstreet Corp.	39,659	3,476
	Pall Corp.	84,992	3,372
*	AGCO Corp.	63,471	3,326
	Manpower Inc.	55,723	3,245
	Harsco Corp.	58,429	3,179
*	Stericycle, Inc.	60,352	3,120
	Equifax, Inc.	90,206	3,033
	The Manitowoc Co., Inc.	89,933	2,925
	Avery Dennison Corp.	66,556	2,924
*	Allied Waste Industries, Inc.	231,391	2,920
	Ryder System, Inc.	40,247	2,772
	Cintas Corp.	97,886	2,595
	Robert Half International, Inc.	104,672	2,509
*	URS Corp.	58,038	2,436
*	Corrections Corp. of America	86,637	2,380
*	Kansas City Southern	53,714	2,363
	Lincoln Electric Holdings, Inc.	29,698	2,337
*	Alliant Techsystems, Inc.	22,744	2,313
*	FTI Consulting, Inc.	33,422	2,288
*	Covanta Holding Corp.	85,629	2,285
	Pentair, Inc.	65,251	2,285
*	ChoicePoint Inc.	47,229	2,276
	DRS Technologies, Inc.	28,672	2,257
*	Copart, Inc.	52,337	2,241
*	General Cable Corp.	36,392	2,214
	Donaldson Co., Inc.	49,354	2,203
*	Gardner Denver Inc.	37,197	2,113
	IDEX Corp.	56,476	2,081
	The Brink’s Co.	31,800	2,080
*	Energy Conversion
	Devices, Inc.	27,906	2,055
	Landstar System, Inc.	36,946	2,040
	Trinity Industries, Inc.	56,574	1,963
*	GrafTech International Ltd.	71,517	1,919
	The Timken Co.	56,721	1,868
	J.B. Hunt Transport
	Services, Inc.	56,015	1,864
*^	SunPower Corp. Class A	25,823	1,859
	Kennametal, Inc.	53,354	1,737
*	Kirby Corp.	35,675	1,712
*	Monster Worldwide Inc.	80,850	1,666
	Graco, Inc.	43,189	1,644
	Wabtec Corp.	32,447	1,578
	Watson Wyatt & Co. Holdings	29,185	1,544

*	Thomas & Betts Corp.	40,692	1,540
	Nordson Corp.	21,059	1,535

30

			Market
			Value•
		Shares	($000)
	Teleflex Inc.	27,424	1,524
*^	USG Corp.	51,393	1,520
*	BE Aerospace, Inc.	64,882	1,511
	Woodward Governor Co.	42,184	1,504
	Con-way, Inc.	31,561	1,492
*	Waste Connections, Inc.	46,711	1,491
	GATX Corp.	33,507	1,485
*	Aecom Technology Corp.	45,215	1,471
	MSC Industrial Direct Co., Inc.
	Class A	32,839	1,448
	Acuity Brands, Inc.	29,442	1,416
	Curtiss-Wright Corp.	31,128	1,393
	Hubbell Inc. Class B	34,886	1,391
*	Spirit Aerosystems
	Holdings Inc.	71,393	1,369
	Alexander & Baldwin, Inc.	29,787	1,357
	Valmont Industries, Inc.	12,638	1,318
*	EMCOR Group, Inc.	45,306	1,293
	Crane Co.	33,534	1,292
*	Hexcel Corp.	66,855	1,290
*	Owens Corning Inc.	55,252	1,257
	Carlisle Co., Inc.	43,149	1,251
	UTI Worldwide, Inc.	62,138	1,240
	Genco Shipping and
	Trading Ltd.	18,975	1,237
	Brady Corp. Class A	35,686	1,232
*	WESCO International, Inc.	30,591	1,225
	Actuant Corp.	38,610	1,210
	CLARCOR Inc.	33,834	1,188
*	Delta Air Lines Inc.	203,000	1,157
*	Teledyne Technologies, Inc.	23,653	1,154
	Lennox International Inc.	37,579	1,088
	Oshkosh Truck Corp.	51,504	1,066
	Belden Inc.	31,442	1,065
*	United Rentals, Inc.	53,652	1,052
	The Corporate Executive
	Board Co.	24,864	1,045
	Herman Miller, Inc.	41,741	1,039
*	Clean Harbors Inc.	14,455	1,027
*^	American
	Superconductor Corp.	28,527	1,023
	Robbins & Myers, Inc.	20,326	1,014
*	Esterline Technologies Corp.	20,543	1,012
	Baldor Electric Co.	28,768	1,006
*	Moog Inc.	26,932	1,003
	Kaydon Corp.	19,484	1,002

*	Hertz Global Holdings Inc.	101,506	974
*	Orbital Sciences Corp.	40,869	963
	Eagle Bulk Shipping Inc.	32,360	957
*	Chart Industries, Inc.	19,580	952
	Regal-Beloit Corp.	22,245	940
*	Tetra Tech, Inc.	41,218	932
	The Toro Co.	27,934	929
*	Hub Group, Inc.	26,609	908
*	AMR Corp.	175,332	898
*	EnerSys	26,000	890
*	ESCO Technologies Inc.	18,243	856
	Mine Safety Appliances Co.	21,014	840
	Mueller Industries Inc.	25,632	825
*	Geo Group Inc.	35,277	794
	^Knight Transportation, Inc.	42,765	783
*	Continental Airlines, Inc.
	Class B	77,159	780
	Granite Construction Co.	24,631	777
	Otter Tail Corp.	19,694	765
	Macquarie
	Infrastructure Co. LLC	29,982	758
	Barnes Group, Inc.	32,312	746
	Ameron International Corp.	6,185	742
	IKON Office Solutions, Inc.	65,262	736
*	MPS Group, Inc.	69,200	736
*	Genesee & Wyoming Inc.
	Class A	21,605	735
	Albany International Corp.	24,795	719
	ABM Industries Inc.	31,620	704
	Watsco, Inc.	16,777	701
*^	Evergreen Solar, Inc.	71,798	696
	Forward Air Corp.	19,939	690
	CIRCOR International, Inc.	13,973	685
*	Navigant Consulting, Inc.	34,037	666
	^Lindsay Manufacturing Co.	7,823	665
	Resources Connection, Inc.	32,546	662
	Applied Industrial
	Technology, Inc.	27,170	657
	Badger Meter, Inc.	12,984	656
	Titan International, Inc.	18,358	654
	A.O. Smith Corp.	19,794	650
	Arkansas Best Corp.	17,726	649
	Administaff, Inc.	23,169	646
	Deluxe Corp.	36,149	644
*	United Stationers, Inc.	17,297	639
	^Simpson Manufacturing Co.	26,911	639
*	Ceradyne, Inc.	18,199	624
*	CoStar Group, Inc.	13,945	620
*	Avis Budget Group, Inc.	73,715	617
	Werner Enterprises, Inc.	33,197	617
*	II-VI, Inc.	17,231	602
*	TransDigm Group, Inc.	17,910	602
*	Perini Corp.	17,979	594

*^	YRC Worldwide, Inc.	39,384	586
*	Dycom Industries, Inc.	40,139	583
*	Acco Brands Corp.	50,698	569
*	Axsys Technologies, Inc.	10,822	563
*	Astec Industries, Inc.	17,520	563
	Triumph Group, Inc.	11,847	558
*	Consolidated Graphics, Inc.	11,226	553
*	Northwest Pipe Co.	9,868	551
*	AZZ Inc.	13,778	550

31

			Market
			Value•
		Shares	($000)
*	American Reprographics Co.	32,570	542
	Skywest, Inc.	41,507	525
*	Huron Consulting Group Inc.	11,489	521
	Heartland Express, Inc.	34,696	517
*^	FuelCell Energy, Inc.	71,724	509
	^HNI Corp.	28,319	500
*	Old Dominion
	Freight Line, Inc.	16,513	496
*	Superior Essex Inc.	10,993	491
*	The Middleby Corp.	11,042	485
*	The Advisory Board Co.	12,322	485
	G & K Services, Inc. Class A	15,655	477
*	On Assignment, Inc.	58,159	466
*	Blount International, Inc.	39,851	463
*	CRA International Inc.	12,694	459
	Armstrong Worldwide
	Industries, Inc.	15,558	455
	Ampco-Pittsburgh Corp.	10,211	454
	Comfort Systems USA, Inc.	33,555	451
	CDI Corp.	17,543	446
*	CBIZ Inc.	55,826	444
*	Cornell Cos., Inc.	18,372	443
*	JetBlue Airways Corp.	118,430	442
*^	C & D Technologies, Inc.	51,946	439
	Bowne & Co., Inc.	33,428	426
*	Alaska Air Group, Inc.	27,680	425
	Kaman Corp. Class A	18,565	423
	American Science &
	Engineering, Inc.	8,080	416
	UAL Corp.	79,748	416
	NN, Inc.	29,692	414
	Steelcase Inc.	41,242	414
	Briggs & Stratton Corp.	32,540	413
*^	Capstone Turbine Corp.	98,326	412
*	Casella Waste Systems, Inc.	33,353	407
*	Layne Christensen Co.	9,256	405
	Mueller Water Products, Inc.	46,637	398
	AAON, Inc.	20,258	390
	Healthcare Services
	Group, Inc.	25,636	390
*	TrueBlue, Inc.	29,453	389
	Watts Water
	Technologies, Inc.	15,503	386
*	American Commercial
	Lines Inc.	35,287	386
	Pacer International, Inc.	17,898	385
	Raven Industries, Inc.	11,635	381
	Quanex Building
	Products Corp.	25,548	380
*	Marten Transport, Ltd.	23,726	379
*	Atlas Air Worldwide

	Holdings, Inc.	7,500	371
	Dynamic Materials Corp.	11,227	370
*	EnPro Industries, Inc.	9,886	369
	Franklin Electric, Inc.	9,401	365
*	Altra Holdings Inc.	21,680	364
	Angelica Corp.	17,102	364
*	Beacon Roofing Supply, Inc.	34,191	363
	EnergySolutions	16,100	360
*	NCI Building Systems, Inc.	9,794	360
	^Mueller Water Products, Inc.
	Class A	44,254	357
*	M&F Worldwide Corp.	9,020	355
*	AAR Corp.	25,764	349
	Apogee Enterprises, Inc.	21,378	345
	Cubic Corp.	15,367	342
	Federal Signal Corp.	28,106	337
	Cascade Corp.	7,925	335
*	GenCorp, Inc.	46,758	335
*	Mastec Inc.	31,335	334
*	Korn/Ferry International	21,117	332
	Kelly Services, Inc. Class A	16,917	327
	Interface, Inc.	25,788	323
*	Ducommun, Inc.	13,984	321
*	Lydall, Inc.	25,403	319
	^AMREP Corp.	6,552	312
*	RBC Bearings Inc.	9,356	312
	American Ecology Corp.	10,196	301
*	Cenveo Inc.	30,580	299
	Heidrick &
	Struggles International, Inc.	10,744	297
*	Mobile Mini, Inc.	14,665	293
	Ennis, Inc.	18,582	291
*	Dynamex Inc.	10,766	289
	Rollins, Inc.	19,420	288
*	School Specialty, Inc.	9,578	285
*	International
	Shipholding Corp.	12,109	284
*	Furmanite Corp.	35,361	282
	Aceto Corp.	36,224	277
	McGrath RentCorp	11,134	274
*	Intersections Inc.	24,856	272
	Aircastle Ltd.	31,786	267
	Alamo Group, Inc.	12,795	263
*	Hudson Highland Group, Inc.	24,935	261
*	GP Strategies Corp.	25,500	256
*	Sykes Enterprises, Inc.	13,547	255
	NACCO Industries, Inc.
	Class A	3,432	255
	American Railcar
	Industries, Inc.	15,200	255
*^	Flanders Corp.	41,851	253
*	Amerco, Inc.	5,279	252
	Knoll, Inc.	20,695	251

*	COMSYS IT Partners Inc.	27,425	250
*	Exponent, Inc.	7,916	249
	Seaboard Corp.	159	247
*	Interline Brands, Inc.	15,352	245

32

			Market
			Value•
		Shares	($000)
	Courier Corp.	12,119	243
*^	Fuel-Tech N.V.	13,700	241
*	Commercial Vehicle
	Group Inc.	25,191	236
	Gorman-Rupp Co.	5,847	233
*	Columbus McKinnon Corp.	9,625	232
	HEICO Corp. Class A	8,679	231
*	DynCorp International Inc.
	Class A	15,200	230
*	Polypore International Inc.	8,691	220
	^American Woodmark Corp.	10,399	220
*	Celadon Group Inc.	21,655	216
	Applied Signal Technology, Inc.	15,783	216
*	Team, Inc.	6,230	214
*	Accuride Corp.	49,994	212
*	Gehl Co.	14,366	212
*	Tecumseh Products Co.
	Class A	6,472	212
	Tredegar Corp.	14,185	208
	Viad Corp.	8,019	207
	Houston Wire & Cable Co.	10,370	206
	Standex International Corp.	9,855	204
	Universal Forest Products, Inc.	6,809	204
*	Insituform Technologies Inc.
	Class A	13,310	203
*	Republic Airways
	Holdings Inc.	23,266	201
*	TBS International Ltd.	5,000	200
	Horizon Lines Inc.	19,992	199
	Tennant Co.	6,615	199
*	RSC Holdings Inc.	21,297	197
	Gibraltar Industries Inc.	12,090	193
*	Michael Baker Corp.	8,735	191
*	Acacia Research-
	Acacia Technologies	42,240	189
*^	Valence Technology Inc.	42,672	189
*^	Trex Co., Inc.	16,029	188
*	Powell Industries, Inc.	3,660	184
	Diamond Management and
	Technology Consultants, Inc.	34,547	180
*	Flow International Corp.	22,830	178
*	Magnatek, Inc.	41,774	177
*	Miller Industries, Inc.	17,259	172
*	GeoEye Inc.	9,700	172
*	Griffon Corp.	19,417	170
*	L.B. Foster Co. Class A	5,100	169
	L.S. Starrett Co. Class A	6,936	164
*	Park-Ohio Holdings Corp.	11,101	164
*	Allegiant Travel Co.	8,736	162
*	Kforce Inc.	18,575	158
*	PowerSecure
	International, Inc.	21,502	156

*^	Taser International Inc.	30,798	154
*	Rush Enterprises, Inc.
	Class A	12,732	153
	Sun Hydraulics Corp.	4,698	152
*^	Microvision, Inc.	54,605	150
	Met-Pro Corp.	11,172	149
*	Active Power, Inc.	127,310	149
*	Herley Industries Inc.	11,136	148
	Barrett Business Services, Inc.	12,429	147
*	H&E Equipment Services, Inc.	12,200	147
*	Plug Power, Inc.	62,282	146
	Encore Wire Corp.	6,781	144
	Multi-Color Corp.	6,796	143
*	Dollar Thrifty Automotive
	Group, Inc.	15,063	142
*	Argon ST, Inc.	5,640	140
*	US Airways Group Inc.	55,920	140
*	AirTran Holdings, Inc.	66,885	136
*	United Capital Corp.	6,546	126
*	ICT Group, Inc.	15,313	126
	Kimball International, Inc.
	Class B	15,090	125
	^Bluelinx Holdings Inc.	34,927	124
*	Ladish Co., Inc.	5,956	123
*	P.A.M. Transportation
	Services, Inc.	11,085	118
	Frozen Food Express
	Industries, Inc.	17,486	118
	LSI Industries Inc.	14,493	118
	Insteel Industries, Inc.	6,200	113
	Freightcar America Inc.	3,155	112
	Lawson Products, Inc.	4,405	109
*	Innotrac Corp.	28,409	105
*	Stanley Inc.	3,000	101
*	APAC Teleservices, Inc.	62,076	99
*	La Barge, Inc.	7,500	97
*	Spherion Corp.	20,596	95
*	Titan Machinery, Inc.	2,900	91
*	Force Protection, Inc.	26,899	89
	TAL International Group, Inc.	3,900	89
*	MAIR Holdings, Inc.	21,333	86
*	Kadant Inc.	3,684	83
*^	Applied Energetics, Inc.	50,645	80
	Wabash National Corp.	10,509	79
*	Pike Electric Corp.	4,700	78
*	Air Transport Services
	Group Inc.	77,795	78
	Vicor Corp.	7,786	78
*^	Builders FirstSource, Inc.	14,280	76
*	Covenant Transport, Inc.	22,375	75
	The Greenbrier Cos., Inc.	3,544	72
*	WCA Waste Corp.	11,166	71
	Quixote Corp.	8,595	71

*	Ocean Power
	Technologies, Inc.	7,600	68

33

			Market
			Value•
		Shares	($000)
*^	Medis Technology Ltd.	19,888	67
*	Ultralife Corp.	6,157	66
*	Innerworkings, Inc.	5,500	66
	Textainer Group Holdings Ltd.	3,300	64
*	Saia, Inc.	5,787	63
*^	3D Systems Corp.	6,557	62
*	Paragon Shipping, Inc.	3,700	62
	Building Materials
	Holding Corp.	33,999	60
	Todd Shipyards Corp.	4,229	60
*	Pinnacle Airlines Corp.	18,870	60
*	LECG Corp.	6,536	57
*	Huttig Building Products, Inc.	31,165	56
*	Waste Services, Inc.	7,997	56
*	Willis Lease Finance Corp.	5,249	56
*	Volt Information Sciences Inc.	4,579	55
	The Standard Register Co.	5,673	53
	HEICO Corp.	1,623	53
*^	The Allied Defense Group, Inc.	9,400	52
*	Perma-Fix Environmental
	Services, Inc.	17,864	52
*	Astronics Corp.	3,652	51
*	PRG-Schultz International, Inc.	5,268	50
*	TurboChef Technologies, Inc.	9,904	47
*	China Architectural
	Engineering Inc.	4,800	47
*	Arotech Corp.	23,278	47
	Schawk, Inc.	3,900	47
*	UQM Technologies, Inc.	21,104	46
	Sypris Solutions, Inc.	10,878	46
*	PeopleSupport Inc.	5,300	45
*	Advanced Environmental
	Recycling Technologies, Inc.	78,462	45
	Aerovironment Inc.	1,600	43
	China BAK Battery, Inc.	8,200	39
*	Sterling Construction Co., Inc.	1,900	38
	Graham Corp.	500	37
	Advanced Battery
	Technologies Inc.	6,400	37
*^	Document Security
	Systems, Inc.	6,900	34
*	Paragon Technologies, Inc.	5,170	32
*	ExpressJet Holdings, Inc.	55,826	31
*	Power-One, Inc.	16,303	31
*	TRC Cos., Inc.	7,654	31
*	Arrowhead Research Corp.	12,128	30
*	Metalico, Inc.	1,500	26
*	Nashua Corp.	2,612	26
*	K-Tron International, Inc	200	26
	Virco Manufacturing Corp.	5,113	25
*	EnerNOC Inc.	1,400	25
	Hardinge, Inc.	1,847	24

*	Hawaiian Holdings, Inc.	3,000	21
*	LMI Aerospace, Inc.	1,100	19
*	First Advantage Corp. Class A	1,155	18
*	Quality Distribution Inc.	7,034	17
*	Innovative Solutions and
	Support, Inc.	2,568	17
	Great Lakes Dredge &
	Dock Co.	2,300	14
*	Mesa Air Group Inc.	25,176	13
	Twin Disc, Inc.	600	13
	Superior Uniform Group, Inc.	1,093	9
	Omega Flex Inc.	600	9
*	A.T. Cross Co. Class A	907	8
*	Protection One, Inc.	608	5
*	U.S. Home Systems, Inc.	1,157	5
*	Spherix Inc.	4,519	3
*	BMC Industries, Inc.	4,603	—
			1,134,037
Information Technology (16.7%)
	Microsoft Corp.	5,781,793	159,057
	International Business
	Machines Corp.	956,158	113,333
*	Apple Inc.	606,708	101,587
*	Cisco Systems, Inc.	4,114,619	95,706
*	Google Inc.	163,421	86,028
	Intel Corp.	3,995,211	85,817
	Hewlett-Packard Co.	1,763,557	77,967
*	Oracle Corp.	2,836,483	59,566
	QUALCOMM Inc.	1,112,958	49,382
*	Dell Inc.	1,469,736	32,158
	Texas Instruments, Inc.	915,880	25,791
	Corning, Inc.	1,087,340	25,063
*	Visa Inc.	280,500	22,807
*	EMC Corp.	1,449,040	21,286
*	eBay Inc.	747,913	20,440
	Applied Materials, Inc.	936,674	17,881
*	Yahoo! Inc.	831,372	17,176
	Accenture Ltd.	413,297	16,829
	Automatic Data
	Processing, Inc.	360,844	15,119
*	Adobe Systems, Inc.	380,835	15,001
	MasterCard, Inc. Class A	51,213	13,598
	Western Union Co.	518,065	12,807
	Tyco Electronics Ltd.	343,789	12,315
	Motorola, Inc.	1,563,867	11,479
*	Symantec Corp.	585,146	11,323
*	MEMC Electronic
	Materials, Inc.	158,542	9,757
*	Electronic Arts Inc.	219,146	9,737
*	Agilent Technologies, Inc.	256,340	9,110
*	Broadcom Corp.	324,380	8,852
	Electronic Data
	Systems Corp.	351,530	8,662

	Xerox Corp.	634,394	8,602
*	Juniper Networks, Inc.	360,821	8,003
	Paychex, Inc.	226,033	7,070

34

			Market
			Value•
		Shares	($000)
	Seagate Technology	364,675	6,976
*	Activision, Inc.	203,380	6,929
*	NVIDIA Corp.	365,307	6,839
	CA, Inc.	284,289	6,564
*	Cognizant Technology
	Solutions Corp.	201,029	6,535
	Analog Devices, Inc.	203,502	6,465
*	Marvell Technology
	Group Ltd.	347,883	6,144
*	Intuit, Inc.	218,945	6,036
*	Sun Microsystems, Inc.	548,923	5,972
*	VeriSign, Inc.	154,361	5,835
	Amphenol Corp.	122,667	5,505
*	Flextronics International Ltd.	577,953	5,433
*	Autodesk, Inc.	159,978	5,409
*	Western Digital Corp.	153,799	5,311
*	NAVTEQ Corp.	68,184	5,250
*	NetApp, Inc.	238,131	5,158
*	Fiserv, Inc.	113,526	5,151
*	Computer Sciences Corp.	109,558	5,132
	KLA-Tencor Corp.	124,839	5,082
	Xilinx, Inc.	198,122	5,003
	Linear Technology Corp.	153,193	4,990
	Fidelity National Information
	Services, Inc.	134,107	4,950
*	BMC Software, Inc.	134,268	4,834
*	salesforce.com, inc.	69,983	4,775
	Harris Corp.	94,300	4,761
	Altera Corp.	212,248	4,394
*	Akamai Technologies, Inc.	114,991	4,001
	Microchip Technology, Inc.	130,428	3,983
*	Citrix Systems, Inc.	130,103	3,826
*	McAfee Inc.	112,193	3,818
*	FLIR Systems, Inc.	90,396	3,667
	National
	Semiconductor Corp.	176,601	3,627
*	Iron Mountain, Inc.	131,635	3,495
*	Affiliated Computer
	Services, Inc. Class A	61,908	3,311
*	Micron Technology, Inc.	524,829	3,149
*	NCR Corp.	123,927	3,123
*	LAM Research Corp.	86,265	3,118
*	Alliance Data Systems Corp.	54,994	3,110
*	LSI Corp.	489,515	3,006
*	Trimble Navigation Ltd.	84,034	3,000
*	SanDisk Corp.	157,089	2,938
*	Teradata Corp.	125,027	2,893
*	Avnet, Inc.	104,344	2,847
*	Red Hat, Inc.	134,832	2,790
*	Cypress
	Semiconductor Corp.	110,456	2,734
*	Arrow Electronics, Inc.	85,129	2,615

	Total System Services, Inc.	116,217	2,582
	Global Payments Inc.	55,061	2,566
*	ANSYS, Inc.	54,281	2,558
*	Hewitt Associates, Inc.	66,150	2,536
*	CommScope, Inc.	46,584	2,458
*	Advanced Micro
	Devices, Inc.	419,239	2,444
*	SAIC, Inc.	115,231	2,398
*	ON Semiconductor Corp.	260,979	2,393
*	Synopsys, Inc.	99,813	2,387
*	Itron, Inc.	23,925	2,353
*	Mettler-Toledo
	International Inc.	24,675	2,341
*	Brocade Communications
	Systems, Inc.	267,850	2,207
	Intersil Corp.	90,176	2,193
*	Lexmark International, Inc.	65,585	2,193
*	Equinix, Inc.	22,941	2,047
	Broadridge Financial
	Solutions LLC	97,215	2,046
	Jabil Circuit, Inc.	123,134	2,021
*	Cadence Design
	Systems, Inc.	192,164	1,941
*	Ingram Micro, Inc. Class A	108,790	1,931
*	Compuware Corp.	195,758	1,868
*	DST Systems, Inc.	33,801	1,861
*	Varian Semiconductor
	Equipment Associates, Inc.	52,222	1,818
*	Nuance
	Communications, Inc.	115,793	1,814
	FactSet Research
	Systems Inc.	31,788	1,792
	Molex, Inc. Class A	77,715	1,780
*	MICROS Systems, Inc.	56,774	1,731
*	F5 Networks, Inc.	59,432	1,689
*	JDS Uniphase Corp.	148,678	1,689
	Diebold, Inc.	45,983	1,636
*	Sybase, Inc.	54,630	1,607
*^	VMware Inc.	28,800	1,551
*	Zebra Technologies Corp.
	Class A	47,448	1,549
*	SINA.com	36,260	1,543
*	Polycom, Inc.	62,900	1,532
*	Novellus Systems, Inc.	70,614	1,496
*	Novell, Inc.	243,630	1,435
*	Dolby Laboratories Inc.	35,086	1,414
*	Ciena Corp.	60,401	1,400
*	Metavante Technologies	61,713	1,396
*	QLogic Corp.	93,816	1,369
*	Microsemi Corp.	54,273	1,367
*	Sohu.com Inc.	19,226	1,354
*	Parametric Technology Corp.	80,595	1,344
*	Teradyne, Inc.	121,315	1,343

*	Tellabs, Inc.	287,846	1,338
*	Convergys Corp.	89,718	1,333

35

			Market
			Value•
		Shares	($000)
*	Take-Two Interactive
	Software, Inc.	51,765	1,324
*	Tech Data Corp.	38,708	1,312
*	Integrated Device
	Technology Inc.	131,061	1,303
*	Silicon Laboratories Inc.	35,104	1,267
*	Anixter International Inc.	21,185	1,260
*	Rambus Inc.	65,661	1,252
*^	Cree, Inc.	53,993	1,232
*	ADC
	Telecommunications, Inc.	81,777	1,208
	Jack Henry & Associates Inc.	55,468	1,200
*	Solera Holdings, Inc.	42,963	1,188
	National Instruments Corp.	41,821	1,186
*	Atheros Communications, Inc.	39,371	1,181
*	Foundry Networks, Inc.	99,607	1,177
*	PMC Sierra Inc.	152,056	1,163
*	NeuStar, Inc. Class A	53,237	1,148
*	Skyworks Solutions, Inc.	112,853	1,114
*	Digital River, Inc.	28,016	1,081
*	Macrovision Solutions Corp.	71,626	1,072
*	Vishay Intertechnology, Inc.	119,405	1,059
*	ValueClick, Inc.	69,130	1,047
*	Atmel Corp.	297,116	1,034
*	Concur Technologies, Inc.	30,845	1,025
*	TIBCO Software Inc.	132,818	1,016
*	Fairchild Semiconductor
	International, Inc.	86,229	1,011
*	Gartner, Inc. Class A	48,244	1,000
*	Mentor Graphics Corp.	63,128	997
	ADTRAN Inc.	41,648	993
*	International Rectifier Corp.	50,483	969
*	Unisys Corp.	243,792	963
*	CACI International, Inc.	21,010	962
*	Perot Systems Corp.	64,050	961
*	Verigy Ltd.	41,479	942
*	THQ Inc.	45,931	931
*	Informatica Corp.	61,262	921
*	EchoStar Corp.	29,102	909
*	Plexus Corp.	32,765	907
*	Ariba, Inc.	59,437	874
*	Amkor Technology, Inc.	82,020	854
*	Comtech
	Telecommunications Corp.	16,753	821
*	InterDigital, Inc.	33,534	816
*	Benchmark Electronics, Inc.	49,500	809
*	Arris Group Inc.	94,673	800
*^	VistaPrint Ltd.	29,410	787
*	j2 Global
	Communications, Inc.	33,888	779
*	Genpact, Ltd.	51,930	775
*^	Synaptics Inc.	20,517	774

	Plantronics, Inc.	34,610	773
*	Progress Software Corp.	29,961	766
*	CyberSource Corp.	45,341	759
*	Blackboard Inc.	19,678	752
*	MKS Instruments, Inc.	34,048	746
	Blackbaud, Inc.	34,498	738
*	EarthLink, Inc.	84,029	727
*	ATMI, Inc.	25,994	726
*	Intermec, Inc.	34,314	723
	Fair Isaac, Inc.	34,461	716
*	Quest Software, Inc.	47,827	708
*	SRA International, Inc.	31,270	702
*	Mercadolibre Inc.	20,356	702
*	Checkpoint Systems, Inc.	33,593	701
*	ManTech International Corp.	14,240	685
*	Emulex Corp.	58,788	685
*	Wright Express Corp.	27,488	682
*	Omniture, Inc.	36,536	678
*	RealNetworks, Inc.	102,751	678
*	Lawson Software, Inc.	92,255	671
*	Advent Software, Inc.	18,499	667
	Cognex Corp.	28,697	661
	Acxiom Corp.	57,260	658
*	Avocent Corp.	35,339	657
*	Applied Micro Circuits Corp.	75,907	650
*	DTS Inc.	20,719	649
*	ACI Worldwide, Inc.	36,810	648
*	ANADIGICS, Inc.	65,694	647
*^	Sonus Networks, Inc.	187,725	642
*	Rofin-Sinar Technologies Inc.	21,162	639
*	Net 1 UEPS
	Technologies, Inc.	25,937	630
*	Ansoft Corp.	17,235	627
*	Semtech Corp.	44,367	624
*	Tekelec	42,405	624
	Imation Corp.	26,466	607
*	3Com Corp.	281,742	597
*	Commvault Systems, Inc.	35,788	596
*	Cabot Microelectronics Corp.	17,806	590
*	Littelfuse, Inc.	18,669	589
*	TeleTech Holdings, Inc.	28,827	575
*	Harmonic, Inc.	60,479	575
*	Cymer, Inc.	20,868	561
*	Rogers Corp.	14,864	559
*	RF Micro Devices, Inc.	192,171	557
*^	Bankrate, Inc.	14,225	556
*	VeriFone Holdings, Inc.	46,328	554
*	Tessera Technologies, Inc.	33,423	547
*	FormFactor Inc.	29,457	543
*	Electronics for Imaging, Inc.	36,999	540
*	Diodes Inc.	19,491	539
*	Axcelis Technologies, Inc.	109,707	535
	MTS Systems Corp.	14,633	525

*	Advanced Energy
	Industries, Inc.	38,142	523
*	Actel Corp.	30,953	522

36

			Market
			Value•
		Shares	($000)
*	Websense, Inc.	30,130	507
*	CMGI, Inc.	47,643	505
	United Online, Inc.	50,314	505
*	Adaptec, Inc.	156,673	501
	Black Box Corp.	18,198	495
*	Forrester Research, Inc.	16,016	495
*	Wind River Systems Inc.	45,397	494
	Molex, Inc.	20,154	492
*	Art Technology Group, Inc.	152,897	489
*	Avid Technology, Inc.	28,637	487
*	JDA Software Group, Inc.	26,818	485
*	Interwoven Inc.	39,526	475
*	Cogent Inc.	41,124	468
*	OmniVision Technologies, Inc.	38,484	465
*	Entegris Inc.	70,795	464
*	Euronet Worldwide, Inc.	27,272	461
*	EPIQ Systems, Inc.	32,119	456
*	The Hackett Group Inc.	77,445	445
	CTS Corp.	43,917	441
	MAXIMUS, Inc.	12,301	428
	Technitrol, Inc.	24,904	423
*	Blue Coat Systems, Inc.	29,910	422
*	Brooks Automation, Inc.	51,010	422
*	The Ultimate Software
	Group, Inc.	11,596	413
	Cohu, Inc.	27,880	409
*	L-1 Identity Solutions Inc.	30,526	407
*	FEI Co.	17,812	406
*	Sanmina-SCI Corp.	315,937	404
*	Digimarc Corp.	28,535	404
*	Gerber Scientific, Inc.	35,466	404
*	The Knot, Inc.	41,100	402
*	Cirrus Logic, Inc.	71,784	399
	Integral Systems, Inc.	10,313	399
*	TriQuint Semiconductor, Inc.	65,582	397
*	Internet Capital Group Inc.	51,198	396
*^	Echelon Corp.	36,298	396
*	CSG Systems
	International, Inc.	35,829	395
*	Brightpoint, Inc.	53,552	391
	Syntel, Inc.	11,526	389
	Quality Systems, Inc.	13,204	387
*	Epicor Software Corp.	55,558	384
*	Sycamore Networks, Inc.	119,217	384
	Agilysys, Inc.	32,850	373
*	SPSS, Inc.	10,231	372
*	Electro Scientific
	Industries, Inc.	26,154	371
*	Zoran Corp.	31,584	370
	Park Electrochemical Corp.	15,191	369
*	Avanex Corp.	325,349	368
*	Extreme Networks, Inc.	127,923	363

*	ScanSource, Inc.	13,569	363
*	Harris Stratex Networks, Inc.
	Class A	37,998	361
*	Ciber, Inc.	57,922	360
*	Conexant Systems, Inc.	78,985	355
*	Insight Enterprises, Inc.	30,032	352
*	MicroStrategy Inc.	5,367	348
	NIC Inc.	50,871	347
*	IXYS Corp.	28,753	343
*	DealerTrack Holdings Inc.	24,135	341
*	NETGEAR, Inc.	23,864	331
*	FARO Technologies, Inc.	13,033	328
*	Manhattan Associates, Inc.	13,785	327
*	Riverbed Technology, Inc.	23,719	325
	Daktronics, Inc.	15,880	320
	Bel Fuse, Inc. Class B	12,954	320
*	Liquidity Services, Inc.	27,712	320
	Micrel, Inc.	34,524	316
*	Infinera Corp.	34,645	306
	AVX Corp.	26,859	304
*	Actuate Software Corp.	76,890	301
*	Radiant Systems, Inc.	27,947	300
*	Bookham, Inc.	176,286	298
*	GSI Commerce, Inc.	21,799	297
*	Aruba Networks, Inc.	56,600	296
*^	Palm, Inc.	54,895	296
*	Anaren, Inc.	27,950	295
*	Entrust, Inc.	99,924	294
*	Integrated Silicon
	Solution, Inc.	52,648	293
*	Hypercom Corp.	66,306	292
*	Bottomline Technologies, Inc.	29,889	291
*	Asyst Technologies, Inc.	81,220	290
*	SAVVIS, Inc.	22,147	286
*^	EMCORE Corp.	45,635	286
*	Standard Microsystem Corp.	10,509	285
*	Novatel Wireless, Inc.	25,198	280
*	Kulicke &
	Soffa Industries, Inc.	38,210	279
	Heartland Payment
	Systems, Inc.	11,743	277
*	Digi International, Inc.	34,732	273
*	DG FastChannel Inc.	15,782	272
*	Lattice Semiconductor Corp.	83,288	261
*^	Sigma Designs, Inc.	18,659	259
*	Credence Systems Corp.	198,035	257
*	Ceva, Inc.	32,176	256
*	Multi-Fineline Electronix, Inc.	8,980	248
*	Cavium Networks, Inc.	11,700	246
*	Advanced Analogic
	Technologies, Inc.	59,300	245
*	TiVo Inc.	39,672	245
*	EMS Technologies, Inc.	11,081	242

	Electro Rent Corp.	19,288	242
*	Rackable Systems Inc.	17,921	240

37

			Market
			Value•
		Shares	($000)
*	Hittite Microwave Corp.	6,682	238
*	Powerwave Technologies, Inc.	55,133	234
*	Cogo Group, Inc.	25,700	234
*	SonicWALL, Inc.	36,218	234
*	DSP Group Inc.	33,252	233
*	Finisar Corp.	193,021	230
*	ESS Technology, Inc.	140,791	230
*^	i2 Technologies, Inc.	18,269	227
*	Intervoice, Inc.	39,813	227
*	FalconStor Software, Inc.	31,918	226
*	KVH Industries, Inc.	26,863	224
*	Callidus Software Inc.	44,701	224
*	ComScore Inc.	10,010	218
*	SI International Inc.	10,360	217
*	Captaris Inc.	53,135	215
*	Netlogic Microsystems Inc.	6,477	215
*	Silicon Image, Inc.	29,631	215
*	Data Domain, Inc.	9,100	212
*	Immersion Corp.	31,063	212
*	Interactive Intelligence Inc.	17,982	209
*	Kopin Corp.	72,763	209
*	Dot Hill Systems Corp.	81,646	207
*	UTStarcom, Inc.	37,662	206
*	Eagle Test Systems, Inc.	18,236	204
*	TTM Technologies, Inc.	15,459	204
*	Exar Corp.	26,906	203
*	Sapient Corp.	31,513	202
*	BearingPoint, Inc.	246,259	202
*	ViaSat, Inc.	9,991	202
	^Imergent, Inc.	16,967	201
*	Double-Take Software Inc.	14,582	200
*	Chordiant Software, Inc.	39,910	200
*	ActivIdentity Corp.	72,166	197
*	Perficient, Inc.	19,948	193
*	Virage Logic Corp.	26,890	193
*	Computer Task Group, Inc.	37,441	192
	Methode Electronics, Inc.
	Class A	18,194	190
*	DDi Corp.	31,386	189
*	Newport Corp.	16,557	189
*	Secure Computing Corp.	45,417	188
*	Stratasys, Inc.	10,034	185
*	Comverge Inc.	13,200	185
*	Monolithic Power Systems	8,500	184
*	BigBand Networks Inc.	38,806	184
*	Photon Dynamics, Inc.	11,954	180
*	Internap Network
	Services Corp.	37,979	178
*	Tyler Technologies, Inc.	12,984	176
*	California Micro Devices Corp.	56,097	174
*	Vocus, Inc.	5,391	173
*	Catapult

	Communications Corp.	24,215	172
*	Taleo Corp. Class A	8,800	172
*	Kenexa Corp.	8,995	169
*	iGATE Corp.	20,828	169
*	Global Cash Access, Inc.	24,561	169
	PC-Tel, Inc.	17,396	167
*	SYNNEX Corp.	6,592	165
*	Measurement Specialties, Inc.	9,379	165
*	Vignette Corp.	13,645	164
*	Hutchinson Technology, Inc.	12,011	161
	infoGROUP, Inc.	36,494	160
*	KEMET Corp.	49,269	160
*^Bidz.com, Inc.	18,299		159
*	MSC Software Corp.	14,500	159
*	TNS Inc.	6,591	158
	Pegasystems Inc.	11,640	157
*	LoJack Corp.	19,592	156
*	Borland Software Corp.	111,983	152
*	Keynote Systems Inc.	11,808	152
*	Mercury Computer
	Systems, Inc.	20,153	152
*	Globecomm Systems, Inc.	18,284	151
*	Veeco Instruments, Inc.	9,329	150
*	Digital Angel Corp. 194,704		148
	InfoSpace, Inc.	17,688	147
*	Move, Inc.	61,512	143
*	SiRF Technology
	Holdings, Inc.	32,944	142
*	AuthenTec, Inc.	13,533	141
*	Intevac, Inc.	12,437	140
*^	Access Intergrated
	Technologies Inc.	65,466	138
	Gevity HR, Inc.	25,430	137
*	Autobytel Inc.	95,503	136
*	OSI Systems Inc.	6,300	135
*^	Universal Display Corp.	10,762	133
*	Presstek, Inc.	26,525	132
*	Hughes Communications Inc.	2,600	128
*	Quantum Corp.	93,687	126
*	Mindspeed Technologies, Inc.	146,569	126
*^	NVE Corp.	3,949	125
*	Cray, Inc.	26,774	124
*	Loral Space and
	Communications Ltd.	7,036	124
*	VASCO Data Security
	International, Inc.	11,679	123
	Marchex, Inc.	9,960	123
*^	American Technology Corp.	65,882	122
*	Ixia	17,492	122
*	Startek, Inc.	12,679	119
*	CyberOptics Corp.	12,000	118
*	Concurrent Computer Corp.	171,168	116
	Openwave Systems Inc.	77,283	115

*	S1 Corp.	15,148	115
*	hi/fn, Inc.	24,822	114
*	Phoenix Technologies Ltd.	10,207	112

38

			Market
			Value•
		Shares	($000)
*	DivX, Inc.	15,200	112
*	LTX Corp.	50,701	112
*	Pericom Semiconductor Corp.	7,354	109
*	Spansion Inc. Class A	48,408	109
*	Soapstone Networks Inc.	28,191	108
*	RadiSys Corp.	11,734	106
*	Silicon Storage
	Technology, Inc.	38,096	106
	Renaissance Learning, Inc.	9,231	103
*	Oplink Communications, Inc.	10,658	102
*	ExlService Holdings, Inc.	7,172	101
*	LookSmart, Ltd.	24,938	100
*	Acme Packet, Inc.	12,893	100
*	Safeguard Scientifics, Inc.	80,067	99
*	Terremark Worldwide, Inc.	17,066	93
	TheStreet.com, Inc.	14,302	93
*	MRV Communications Inc.	78,072	93
*	Tumbleweed
	Communications Corp.	35,460	93
*	Online Resources Corp.	10,489	88
*	Photronics, Inc.	12,399	87
*	Trident Microsystems, Inc.	23,681	86
*	Lasercard Corp.	18,024	86
*	Starent Networks Corp.	6,832	86
*	AsiaInfo Holdings, Inc.	7,100	84
*	Ultratech, Inc.	5,205	81
*	Isilon Systems Inc.	18,000	80
*	Nu Horizons Electronics Corp.	16,256	79
*	Excel Technology, Inc.	3,500	78
*	PLX Technology, Inc.	10,154	77
*	Airspan Networks Inc.	103,300	77
*	Ness Technologies Inc.	7,600	77
*	Zygo Corp.	7,741	76
*	Aware, Inc.	24,948	75
*	PC Connection, Inc.	7,935	74
*^	Convera Corp.	51,702	73
*	Symyx Technologies, Inc.	10,375	72
*	Endwave Corp.	11,401	72
*^	ParkerVision, Inc.	7,288	72
*	Website Pros, Inc.	8,564	71
*	Nanometrics Inc.	12,155	71
*	OPNET Technologies, Inc.	7,762	70
*	Supertex, Inc.	2,969	69
*	MIPS Technologies, Inc.	18,092	68
*	Rudolph Technologies, Inc.	8,740	67
*	Lionbridge Technologies, Inc.	25,775	67
*	GSI Group, Inc.	8,560	66
*	Centillium
	Communications, Inc.	101,466	66
*	SeaChange International, Inc.	9,174	66
*	Synchronoss
	Technologies, Inc.	7,270	66

*	Network Equipment
	Technologies, Inc.	18,285	65
*	TranSwitch Corp.	69,977	64
*	GSE Systems, Inc.	7,184	64
*	Dynamics Research Corp.	6,059	64
*	Magma Design
	Automation, Inc.	10,332	63
*	MoSys, Inc.	12,209	60
*	Calamp Corp.	29,196	60
*	Analysts International Corp.	43,421	60
*	Saba Software, Inc.	18,394	59
*	iPass Inc.	28,400	59
*	FSI International, Inc.	43,508	58
*	PROS Holdings, Inc.	5,100	57
*^	Maxwell Technologies, Inc.	5,340	57
*^	LoopNet, Inc.	4,950	56
*	Mattson Technology, Inc.	11,305	54
*	SupportSoft, Inc.	16,556	54
*	SRS Labs, Inc.	7,958	51
*	Leadis Technology Inc.	31,952	51
*	Switch and Data Inc.	3,000	51
*	Jupitermedia Corp.	36,066	51
*	Orbcomm, Inc.	8,800	50
*	Nextwave Wireless Inc.	12,200	49
*	SourceForge Inc.	30,795	49
	MoneyGram International, Inc.	53,946	49
	Keithley Instruments Inc.	5,060	48
*	Limelight Networks Inc.	12,275	47
*	Smith Micro Software, Inc.	8,157	47
*	STEC Inc.	4,317	44
*	BSQUARE Corp.	9,140	44
*	OpenTV Corp.	32,700	43
*	SuccessFactors Inc.	3,900	43
*	Netezza Corp.	3,700	42
*	Symmetricom Inc.	11,037	42
	Bel Fuse, Inc. Class A	1,477	41
*^	On2 Technologies, Inc.	67,765	41
*	Rainmaker Systems, Inc.	13,990	41
*	NetScout Systems, Inc.	3,796	41
*	Zhone Technologies	51,901	40
*	OpNext, Inc.	7,514	40
*	Ditech Networks Inc.	18,700	40
	QAD Inc.	5,641	38
*	Edgewater Technology, Inc.	7,930	38
*	WebMD Health Corp. Class A	1,300	36
*	Sonic Solutions, Inc.	6,082	36
*	Cherokee International Corp.	20,402	36
*	Atari, Inc.	21,839	36
*	TechTeam Global, Inc.	3,342	36
*	Planar Systems, Inc.	13,595	35
*	PDF Solutions, Inc.	5,752	34
*	Napster, Inc.	23,310	33
*	RAE Systems, Inc.	22,642	32

*	Merix Corp.	13,354	31
*	Constant Contact, Inc.	1,600	30
*	AuthentiDate Holding Corp.	76,876	30

39

			Market
			Value•
		Shares	($000)
*	Telular Corp.	7,835	30
*	Transmeta Corp.	2,145	30
*	Smart Modular
	Technologies Inc.	7,639	29
*	Datalink Corp.	6,329	29
	Cass Information
	Systems, Inc.	904	29
*	Spectrum Control, Inc.	3,510	29
*	Sumtotal Systems Inc.	6,084	28
*	Lantronix, Inc.	41,675	28
*	InFocus Corp.	17,912	27
*	Ramtron International Corp.	6,348	27
*	White Electronic
	Designs Corp.	5,637	26
*	Miva Inc.	24,139	26
*	Greenfield Online, Inc.	1,700	25
*	COMARCO, Inc.	6,117	22
*	Telecommunication
	Systems, Inc.	4,768	22
*	NMS Communications Corp.	19,521	22
*	PAR Technology Corp.	2,900	22
*	PLATO Learning, Inc.	8,094	21
*	Entertainment Distribution
	Company Inc.	40,942	20
*	QuickLogic Corp.	11,838	20
*	Volterra Semiconductor Corp.	1,100	19
*^	Superconductor
	Technologies Inc.	7,694	18
*	Intraware, Inc.	3,975	17
*	Westell Technologies, Inc.	12,309	17
*	RightNow Technologies Inc.	1,200	16
*	Tollgrade
	Communications, Inc.	3,588	16
*	SCM Microsystems, Inc.	5,161	15
*	Kintera Inc.	13,849	15
*^	Research Frontiers, Inc.	2,434	15
*	X-Rite Inc.	5,944	15
	Richardson Electronics, Ltd.	2,516	15
*	Enliven Marketing
	Technologies Corp.	17,486	15
*	Zix Corp.	4,904	14
*	SM&A Corp.	2,694	13
*	EFJ, Inc.	7,007	12
*	Catalyst Semiconductor, Inc.	2,800	12
*	Pixelworks, Inc.	6,860	12
*	Network Engines, Inc.	10,019	12
*	Selectica, Inc.	8,094	11
*	Techwell, Inc.	800	10
*	TransAct Technologies Inc.	1,134	9
*	Rimage Corp.	483	6
*	LivePerson, Inc.	2,095	6
*	Evolving Systems, Inc.	2,413	5

* Semitool, Inc.	621	5
* Channell Commercial Corp.	4,460	5
* eLoyalty Corp.	859	4
* Mechanical Technology Inc.	3,375	4
* Management Network
Group Inc.	2,896	4
* LeCroy Corp.	387	3
* Airvana, Inc.	600	3
* FOCUS Enhancements, Inc.	13,304	3
* I.D. Systems, Inc.	474	3
* Allen Organ Co.
Escrow Shares	283	3
* Wave Systems Corp. Class A	2,169	2
Frequency Electronics, Inc.	283	2
* Wireless Telecom Group, Inc.	1,279	2
* iGo, Inc.	1,228	2
		1,628,023
Materials (4.4%)
Monsanto Co.	378,302	47,832
Freeport-McMoRan Copper &
Gold, Inc. Class B	263,715	30,905
E.I. du Pont de
Nemours & Co.	620,996	26,634
Dow Chemical Co.	648,950	22,655
Praxair, Inc.	216,344	20,388
Alcoa Inc.	562,459	20,035
Nucor Corp.	216,700	16,181
Newmont Mining Corp.
(Holding Co.)	301,128	15,707
* The Mosaic Co.	107,223	15,515
United States Steel Corp.	81,341	15,030
Air Products &
Chemicals, Inc.	148,049	14,636
Weyerhaeuser Co.	150,676	7,706
Cleveland-Cliffs Inc.	62,536	7,454
International Paper Co.	280,976	6,547
PPG Industries, Inc.	113,249	6,497
CF Industries Holdings, Inc.	37,001	5,654
Ecolab, Inc.	128,466	5,523
AK Steel Holding Corp.	77,282	5,332
Sigma-Aldrich Corp.	89,545	4,823
Celanese Corp. Series A	104,555	4,774
* Owens-Illinois, Inc.	108,341	4,517
^Vulcan Materials Co.	74,715	4,466
Steel Dynamics, Inc.	112,754	4,405
Rohm & Haas Co.	88,105	4,092
Eastman Chemical Co.	55,674	3,834
FMC Corp.	49,299	3,818
Allegheny Technologies Inc.	63,135	3,743
Reliance Steel &
Aluminum Co.	46,702	3,600
Terra Industries, Inc.	62,661	3,092
Ball Corp.	64,240	3,067

Commercial Metals Co.	80,932	3,051
Airgas, Inc.	51,276	2,994

40

			Market
			Value•
		Shares	($000)
^	Martin Marietta
	Materials, Inc.	28,787	2,982
*	Crown Holdings, Inc.	110,961	2,884
	MeadWestvaco Corp.	120,681	2,877
	Lubrizol Corp.	47,322	2,192
	Sonoco Products Co.	69,289	2,144
	Albemarle Corp.	53,330	2,128
	Sealed Air Corp.	111,667	2,123
	Nalco Holding Co.	97,877	2,070
	International Flavors &
	Fragrances, Inc.	50,859	1,987
	AptarGroup Inc.	47,283	1,984
*	Domtar Corp.	359,617	1,960
*	Pactiv Corp.	90,992	1,932
	Ashland, Inc.	39,397	1,899
	Compass Minerals
	International, Inc.	22,549	1,817
	RPM International, Inc.	84,336	1,737
	Schnitzer Steel
	Industries, Inc.
	Class A	15,079	1,728
	Cytec Industries, Inc.	31,492	1,718
	Bemis Co., Inc.	69,649	1,562
	Packaging Corp. of America	72,315	1,555
*	Century Aluminum Co.	22,855	1,520
	Carpenter Technology Corp.	32,009	1,397
	Olin Corp.	51,877	1,358
	Huntsman Corp.	114,593	1,306
	Hercules, Inc.	75,962	1,286
	Valspar Corp.	66,022	1,248
	Titanium Metals Corp.	83,537	1,169
*	W.R. Grace & Co.	49,332	1,159
	Cabot Corp.	45,000	1,094
*	Rockwood Holdings, Inc.	30,689	1,068
	Greif Inc. Class A	16,416	1,051
*^	Coeur d’Alene Mines Corp.	345,193	1,001
	Chemtura Corp.	169,020	987
	Worthington Industries, Inc.	47,900	982
	Silgan Holdings, Inc.	18,528	940
	H.B. Fuller Co.	41,212	925
	Texas Industries, Inc.	16,053	901
	Sensient Technologies Corp.	31,436	885
	Minerals Technologies, Inc.	13,435	854
	Temple-Inland Inc.	74,795	843
*^	Hecla Mining Co.	85,677	793
	Rock-Tenn Co.	25,494	765
	Eagle Materials, Inc.	30,180	764
*	Smurfit-Stone
	Container Corp.	177,545	723
*	OM Group, Inc.	21,248	697
	Arch Chemicals, Inc.	20,665	685
	Louisiana-Pacific Corp.	77,446	657

	AMCOL International Corp.	22,931	653
*	Esmark, Inc.	33,070	632
	NewMarket Corp.	9,500	629
*	RTI International Metals, Inc.	17,649	629
	A.M. Castle & Co.	20,266	580
	Olympic Steel, Inc.	7,580	575
*^	Calgon Carbon Corp.	36,115	558
	Royal Gold, Inc.	17,773	557
	Scotts Miracle-Gro Co.	30,944	544
	Kaiser Aluminum Corp.	10,037	537
	Balchem Corp.	20,977	485
	Ferro Corp.	23,361	438
*^	Zoltek Cos., Inc.	17,675	429
*^	AbitibiBowater, Inc.	41,347	386
*	Brush Engineered
	Materials Inc.	15,533	379
	Innospec, Inc.	19,088	359
*	Apex Silver Mines Ltd.	72,432	356
	Glatfelter	24,763	335
	Koppers Holdings, Inc.	7,900	331
	American Vanguard Corp.	26,135	321
*	Haynes International, Inc.	5,443	313
*	Buckeye Technology, Inc.	36,898	312
*	Headwaters Inc.	24,354	287
	Deltic Timber Corp.	5,100	273
*	PolyOne Corp.	35,743	249
	A. Schulman Inc.	10,564	243
*	Mercer International Inc.	31,581	236
	Quaker Chemical Corp.	8,828	235
	Stepan Co.	5,080	232
	Spartech Corp.	23,395	221
*	Stillwater Mining Co.	18,305	217
	Schweitzer-Mauduit
	International, Inc.	12,376	209
*	U.S. Concrete, Inc.	42,569	203
*^	Flotek Industries, Inc.	9,700	200
	NL Industries, Inc.	20,466	195
	Zep, Inc.	12,921	192
	Neenah Paper Inc.	11,401	190
*^	Altair Nanotechnology Inc.	102,825	175
*	Graphic Packaging
	Holding Co.	82,445	167
*^	General Moly, Inc.	18,900	149
	U.S. Energy Corp.	47,437	146
	Wausau Paper Corp.	17,902	138
	Myers Industries, Inc.	16,557	135
*	Horsehead Holding Corp.	11,000	134
	Innophos Holdings Inc.	3,900	125
	Westlake Chemical Corp.	7,619	113
*	GenTek, Inc.	4,045	109
*	Nonophase
	Technologies Corp.	45,851	106
*	LSB Industries, Inc.	5,000	99

*	Material Sciences Corp.	11,512	93
	Hawkins, Inc.	5,949	89
	Penford Corp.	5,907	88

41

			Market
			Value•
		Shares	($000)
*	Caraustar Industries, Inc.	29,851	87
*	Landec Corp.	13,238	86
^Georgia Gulf Corp.		26,489	77
*	Omnova Solutions Inc.	23,876	66
Tronox Inc. Class B		18,620	56
*	Allied Nevada Gold Corp.	8,490	50
*	Chesapeake Corp. of Virginia	18,046	42
*	Constar International Inc.	14,475	36
*	AEP Industries, Inc.	1,855	32
*	Maxxam Inc.	1,178	30
*	ADA-ES Inc.	3,100	28
			427,020
Telecommunication Services (3.0%)
	AT&T Inc.	4,166,236	140,361
	Verizon
	Communications Inc.	1,985,947	70,303
	Sprint Nextel Corp.	1,912,924	18,173
*	American Tower Corp.
	Class A	279,747	11,819
*	Crown Castle
	International Corp.	185,670	7,191
*	NII Holdings Inc.	118,822	5,643
	Embarq Corp.	105,891	5,006
	Qwest Communications
	International Inc.	1,100,417	4,325
	Windstream Corp.	329,523	4,066
*^	Level 3
	Communications, Inc.	1,063,157	3,136
	Telephone &
	Data Systems, Inc.	65,842	3,112
	CenturyTel, Inc.	72,919	2,595
	Citizens
	Communications Co.	227,706	2,582
*	MetroPCS
	Communications Inc.	144,918	2,567
*	SBA Communications Corp.	67,402	2,427
*	Leap Wireless
	International, Inc.	37,790	1,631
*	TW telecom, Inc.	96,377	1,545
*	U.S. Cellular Corp.	13,517	764
*	Cincinnati Bell Inc.	172,217	685
*	Centennial
	Communications Corp.
	Class A	88,325	617
*	Premiere Global
	Services, Inc.	31,206	455
*	Cogent Communications
	Group, Inc.	32,541	436
	Alaska Communications
	Systems Holdings, Inc.	36,457	435
	FairPoint
	Communications, Inc.	60,321	435

	Atlantic Tele-Network, Inc.	14,200	391
*	Rural Cellular Corp. Class A	8,518	379
*	Syniverse Holdings Inc.	22,881	371
*	Clearwire Corp.	27,644	358
*	iPCS, Inc.	11,508	341
	Telephone &
	Data Systems, Inc.-
	Special Common Shares	7,633	337
	Consolidated
	Communications
	Holdings, Inc.	20,136	300
*	PAETEC Holding Corp.	43,843	278
	NTELOS Holdings Corp.	10,890	276
*	Global Crossing Ltd.	15,376	276
*	Cbeyond Inc.	17,185	275
*	General Communication, Inc.	36,268	249
*^	Vonage Holdings Corp.	121,632	202
	Iowa Telecommunications
	Services Inc.	10,736	189
*	Kratos Defense &
	Security Inc.	92,428	181
	D&E Communications, Inc.	18,641	166
	Hickory Tech Corp.	19,363	160
	Arbinet Holdings, Inc.	39,459	154
	USA Mobility, Inc.	16,610	125
	Shenandoah
	Telecommunications Co.	9,230	120
*^	TerreStar Corp.	29,508	117
*	Fibertower Corp.	79,795	112
*	iBasis, Inc.	31,132	102
*	ICO Global Communications
	(Holdings) Ltd.	24,138	79
	SureWest Communications	7,822	66
*	LCC International, Inc.
	Class A	62,745	60
	IDT Corp. Class B	29,903	51
*	8X8 Inc.	10,143	12
	IDT Corp.	1,658	3
			296,039
Utilities (4.2%)
Exelon Corp.		456,572	41,073
Dominion Resources, Inc.		397,147	18,861
Southern Co.		528,280	18,448
FPL Group, Inc.		267,476	17,541
FirstEnergy Corp.		210,689	17,346
Public Service Enterprise
Group, Inc.		351,364	16,138
Entergy Corp.		133,347	16,066
Duke Energy Corp.		871,236	15,142
PPL Corp.		257,203	13,444
American Electric
Power Co., Inc.		276,884	11,139
Edison International		214,056	10,998

Constellation Energy
Group, Inc.	123,650	10,152
PG&E Corp.	249,947	9,920

42

			Market
			Value•
		Shares	($000)
	Sempra Energy	171,739	9,695
*	AES Corp.	462,904	8,892
	Questar Corp.	119,548	8,493
	Consolidated Edison Inc.	188,416	7,365
	Progress Energy, Inc.	170,438	7,129
*	NRG Energy, Inc.	155,197	6,658
	Ameren Corp.	143,916	6,078
	Xcel Energy, Inc.	297,205	5,965
	Equitable Resources, Inc.	85,123	5,879
*	Mirant Corp.	148,002	5,794
	Allegheny Energy, Inc.	115,584	5,792
*	Reliant Energy, Inc.	238,469	5,072
	DTE Energy Co.	112,336	4,768
	MDU Resources Group, Inc.	120,056	4,185
	Energen Corp.	47,280	3,689
	Wisconsin Energy Corp.	80,983	3,662
	CenterPoint Energy Inc.	215,037	3,451
	Pepco Holdings, Inc.	133,866	3,434
	NiSource, Inc.	190,036	3,405
	ONEOK, Inc.	68,464	3,343
	TECO Energy, Inc.	146,101	3,140
	National Fuel Gas Co.	52,194	3,104
*	Dynegy, Inc.	346,906	2,966
	SCANA Corp.	76,700	2,838
	Northeast Utilities	107,725	2,750
	Energy East Corp.	109,345	2,703
	Integrys Energy Group, Inc.	53,032	2,696
	Alliant Energy Corp.	76,710	2,628
	NSTAR	74,149	2,508
	CMS Energy Corp.	156,636	2,334
	Puget Energy, Inc.	89,645	2,151
	Pinnacle West Capital Corp.	69,846	2,149
	UGI Corp. Holding Co.	73,953	2,123
	DPL Inc.	78,584	2,073
	Sierra Pacific Resources	161,871	2,057
	Southern Union Co.	74,642	2,017
	OGE Energy Corp.	63,595	2,017
	AGL Resources Inc.	53,025	1,834
	ITC Holdings Corp.	33,778	1,726
	Atmos Energy Corp.	62,296	1,717
	Vectren Corp.	53,340	1,665
	Westar Energy, Inc.	72,499	1,559
	Great Plains Energy, Inc.	59,537	1,505
	Aqua America, Inc.	92,701	1,480
	Hawaiian Electric
	Industries Inc.	58,060	1,436
	Piedmont Natural Gas, Inc.	51,334	1,343
	Nicor Inc.	31,444	1,339
	WGL Holdings Inc.	34,309	1,192
*	Aquila, Inc.	263,859	995
	Cleco Corp.	42,037	981
	Portland General Electric Co.	43,493	979

	New Jersey Resources Corp.	29,365	959
	IDACORP, Inc.	31,349	906
	Southwest Gas Corp.	30,007	892
	Northwest Natural Gas Co.	18,596	860
	Black Hills Corp.	26,527	850
	Avista Corp.	36,706	788
	UniSource Energy Corp.	24,850	771
	South Jersey Industries, Inc.	20,434	763
	ALLETE, Inc.	18,140	762
	Ormat Technologies Inc.	14,367	707
	NorthWestern Corp.	27,525	700
	PNM Resources Inc.	53,577	641
*	El Paso Electric Co.	30,659	607
	American States Water Co.	16,227	567
	The Laclede Group, Inc.	13,252	535
	Empire District Electric Co.	25,609	475
	California Water Service Group	11,753	385
	CH Energy Group, Inc.	10,446	372
	SJW Corp.	12,003	317
	MGE Energy, Inc.	9,239	301
	UIL Holdings Corp.	9,737	286
	Central Vermont Public
	Service Corp.	14,125	274
	Connecticut Water
	Services, Inc.	10,629	238
	Southwest Water Co.	23,006	231
^	Consolidated Water Co., Ltd.	9,856	195
	Chesapeake Utilities Corp.	7,146	184
	EnergySouth, Inc.	3,574	175
*	Maine & Maritimes Corp.	3,424	145
*	Cadiz Inc.	8,304	134
	Middlesex Water Co.	6,152	102
	Unitil Corp.	1,088	29
*	Renegy Holdings, Inc.	3,511	13
			406,186
Total Common Stocks
(Cost $9,908,051)			9,676,441

43

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.0%)
2	Vanguard Market Liquidity
	Fund, 2.405%	31,275,748	31,276
2	Vanguard Market Liquidity
	Fund, 2.405%—Note E	72,416,146	72,416
			103,692

		Face
		Amount
		($000)
U.S. Agency Obligations (0.1%)
3	Federal Home Loan Bank,
4	2.262%, 8/27/08	3,000	2,989
3	Federal Home Loan
	Mortgage Corp.,
4	2.114%, 7/21/08	3,000	2,997
			5,986
Total Temporary Cash Investments
(Cost $109,678)			109,678
Total Investments (100.5%)
(Cost $10,017,729)			9,786,119
Other Assets and Liabilities (–0.5%)
Other Assets			36,244
Liabilities—Note E			(87,889)
			(51,645)
Net Assets (100%)			9,734,474

At June 30, 2008, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	10,058,814
Overdistributed Net Investment Income	(1,019)
Accumulated Net Realized Losses	(88,173)
Unrealized Depreciation
Investment Securities	(231,610)
Futures Contracts	(3,538)
Net Assets	9,734,474

Institutional Shares—Net Assets
Applicable to 51,838,248 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,460,114
Net Asset Value Per Share—
Institutional Shares	$28.17

Institutional Plus Shares—Net Assets

Applicable to 293,739,553 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,274,360
Net Asset Value Per Share—
Institutional Plus Shares	$28.17

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets. See Note C in Notes to Financial Statements.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
4	Securities with a value of $5,986,000 have been segregated as initial margin for open futures contracts.
5	See Note C in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

44

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends	89,178
Interest[1]	873
Security Lending	1,831
Total Income	91,882
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	328
Management and Administrative—Institutional Plus Shares	1,051
Total Expenses	1,379
Net Investment Income	90,503
Realized Net Gain (Loss)
Investment Securities Sold	27,649
Futures Contracts	(5,278)
Realized Net Gain (Loss)	22,371
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,223,305)
Futures Contracts	(3,059)
Change in Unrealized Appreciation (Depreciation)	(1,226,364)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,113,490)

1	Interest income from an affiliated company of the fund was $793,000.

45

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	90,503	154,120
Realized Net Gain (Loss)	22,371	41,221
Change in Unrealized Appreciation (Depreciation)	(1,226,364)	203,925
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,113,490)	399,266
Distributions
Net Investment Income
Institutional Shares	(13,875)	(21,532)
Institutional Plus Shares	(79,186)	(131,817)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(93,061)	(153,349)
Capital Share Transactions—Note F
Institutional Shares	358,389	278,721
Institutional Plus Shares	712,268	3,792,357
Net Increase (Decrease) from Capital Share Transactions	1,070,657	4,071,078
Total Increase (Decrease)	(135,894)	4,316,995
Net Assets
Beginning of Period	9,870,368	5,553,373
End of Period[1]	9,734,474	9,870,368

1	Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,019,000) and $1,539,000.

46

Financial Highlights

Institutional Shares
	Six Months
	Ended
		Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$31.89	$30.71	$27.00	$25.83	$23.33	$18.00
Investment Operations
Net Investment Income	.264	.547	.501	.398	.425[1]	.33
Net Realized and Unrealized Gain (Loss)
on Investments	(3.712)	1.179	3.710	1.169	2.498	5.33
Total from Investment Operations	(3.448)	1.726	4.211	1.567	2.923	5.66
Distributions
Dividends from Net Investment Income	(.272)	(.546)	(.501)	(.397)	(.423)	(.33)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.272)	(.546)	(.501)	(.397)	(.423)	(.33)
Net Asset Value, End of Period	$28.17	$31.89	$30.71	$27.00	$25.83	$23.33

Total Return	–10.82%	5.60%	15.74%	6.14%	12.65%	31.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,460	$1,271	$939	$129	$789	$563
Ratio of Total Expenses to
Average Net Assets	0.045%[2]	0.045%	0.045%	0.05%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.82%[2]	1.81%	1.81%	1.77%	1.83%[1]	1.62%
Portfolio Turnover Rate[3]	8%[2]	10%	8%	21%[4]	22%	11%

1

Net investment income per share and the ratio of net investment income to average net assets include $.058 and 0.27%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
4	Includes activity related to a change in the fund’s target index.

47

Institutional Plus Shares

	Six Months
	Ended	Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$31.89	$30.71	$27.00	$25.83	$23.33	$18.00
Investment Operations
Net Investment Income	.267	.553	.506	.404	.434[1]	.337
Net Realized and Unrealized Gain (Loss)
on Investments	(3.712)	1.179	3.710	1.169	2.498	5.330
Total from Investment Operations	(3.445)	1.732	4.216	1.573	2.932	5.667
Distributions
Dividends from Net Investment Income	(.275)	(.552)	(.506)	(.403)	(.432)	(.337)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.275)	(.552)	(.506)	(.403)	(.432)	(.337)
Net Asset Value, End of Period	$28.17	$31.89	$30.71	$27.00	$25.83	$23.33

Total Return	–10.81%	5.62%	15.76%	6.17%	12.69%	31.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,274	$8,599	$4,615	$3,587	$451	$479
Ratio of Total Expenses to
Average Net Assets	0.025%[2]	0.025%	0.025%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	1.84%[2]	1.83%	1.83%	1.80%	1.87%[1]	1.64%
Portfolio Turnover Rate[3]	8%[2]	10%	8%	21%[4]	22%	11%

1

Net investment income per share and the ratio of net investment income to average net assets include $.058 and 0.27%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
4	Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $100 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

49

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $106,644,000 to offset future net capital gains of $26,053,000 through December 31, 2010, $44,357,000 through December 31, 2011, $5,005,000 through December 31, 2012, $9,611,000 through December 31, 2013, and $21,618,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $10,017,729,000. Net unrealized depreciation of investment securities for tax purposes was $231,610,000, consisting of unrealized gains of $1,342,422,000 on securities that had risen in value since their purchase and $1,574,032,000 in unrealized losses on securities that had fallen in value since their purchase.

50

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

		($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	153	49,002	(2,947)
E-mini S&P 500 Index	75	4,804	(305)
Russell 2000 Index	10	3,459	(234)
S&P MidCap 400 Index	2	821	(52)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2008, the fund purchased $1,506,665,000 of investment securities and sold $408,077,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2008, was $65,244,000, for which the fund received cash collateral of $72,416,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	443,994	14,834	903,193	28,707
Issued in Lieu of Cash Distributions	12,863	451	19,331	596
Redeemed	(98,468)	(3,305)	(643,803)	(20,006)
Net Increase (Decrease)—Institutional Shares	358,389	11,980	278,721	9,297
Institutional Plus Shares
Issued	1,163,191	39,351	4,466,552	140,287
Issued in Lieu of Cash Distributions	73,407	2,573	119,422	3,683
Redeemed	(524,330)	(17,833)	(793,617)	(24,574)
Net Increase (Decrease)—Institutional Plus Shares	712,268	24,091	3,792,357	119,396

51

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	9,780,133	(3,538)
Level 2—Other significant observable inputs	5,986	—
Level 3—Significant unobservable inputs	—	—
Total	9,786,119	(3,538)

52

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	12/31/2007	6/30/2008	Period[1]
Based on Actual Fund Return
Institutional Shares	$1,000.00	$891.79	$0.21
Institutional Plus Shares	1,000.00	891.88	0.12
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.64	$0.23
Institutional Plus Shares	1,000.00	1,024.74	0.13

1

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.045% for Institutional Shares and 0.025% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

53

Note that the expenses shown in the table on page 53 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

54

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target benchmark and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board will consider whether to renew the advisory arrangement again after a one-year period.

55

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

56

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

57

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the
Trustee Since May 1987;	Board, Chief Executive Officer, and Director/Trustee of The Vanguard
Chairman of the Board and	Group, Inc., and of each of the investment companies served by
Chief Executive Officer	The Vanguard Group; Director of Vanguard Marketing Corporation.
156 Vanguard Funds
Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners
Trustee Since January 2001	(pro bono ventures in education); Senior Advisor to Greenwich
156 Vanguard Funds Overseen	Associates (international business strategy consulting); Successor
Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for
Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief
Trustee Since January 2008	Staff and Marketing Officer for North America since 2004 and
156 Vanguard Funds Overseen	Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman,
Trustee Since December 2001[2]	President, and Chief Executive Officer of Rohm and Haas Co.
156 Vanguard Funds Overseen	(chemicals); Board Member of the American Chemistry Council;
Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the
Trustee Since June 2006	University of Pennsylvania since 2004; Professor in the School of Arts
156 Vanguard Funds Overseen	and Sciences, Annenberg School for Communication, and Graduate
School of Education of the University of Pennsylvania since 2004;
Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics
and the University Center for Human Values (1990–2004), Princeton
University; Director of Carnegie Corporation of New York since 2005 and of Schuylkill River Development Corporation and Greater
Philadelphia Chamber of Commerce since 2004; Trustee of the National
Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice
Trustee Since July 1998	President and Chief Global Diversity Officer since 2006, Vice President
156 Vanguard Funds Overseen	and Chief Information Officer (1997–2005), and Member of the
Executive Committee of Johnson & Johnson (pharmaceuticals/
consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund
Trustee Since December 2004	Professor of Finance and Banking, Harvard Business School; Senior
156 Vanguard Funds Overseen	Associate Dean and Director of Faculty
Recruiting, Harvard Business School; Director and Chairman of UNX,
Inc. (equities trading firm); Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman,
Trustee Since January 1993	President, Chief Executive Officer, and Director of NACCO Industries,
156 Vanguard Funds Overseen	Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation
(industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman
Trustee Since April 1985	and Chief Executive Officer of Rohm and Haas Co. (chemicals);
156 Vanguard Funds Overseen	Director of Cummins Inc. (diesel engines) and AmerisourceBergen Corp.
(pharmaceutical distribution); Trustee of Vanderbilt University and of
Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The
Treasurer Since July 1998	Vanguard Group, Inc.; Treasurer of each of the investment companies
156 Vanguard Funds Overseen	served by The Vanguard Group.

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The
President Since March 2008	Vanguard Group, Inc., and of each of the investment companies
156 Vanguard Funds Overseen	served by The Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director
Secretary Since July 2005	of The Vanguard Group, Inc., since 2006; General Counsel of The
156 Vanguard Funds Overseen	Vanguard Group since 2005; Secretary of The Vanguard Group,
and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard
Marketing Corporation since 2005; Principal of The Vanguard
Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Signal,
Connect with Vanguard, and the ship logo are
trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of
Text Telephone for People	their respective owners.
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from
This material may be used in conjunction	Lipper Inc. or Morningstar, Inc., unless
with the offering of shares of any Vanguard	otherwise noted.
fund only if preceded or accompanied by
the fund’s current prospectus.	You can obtain a free copy of Vanguard’s
proxy voting guidelines by visiting our
The funds or securities referred to herein are not	website, www.vanguard.com,
sponsored, endorsed, or promoted by MSCI, and	and searching for “proxy voting guidelines,” or
MSCI bears no liability with respect to any such funds	by calling Vanguard at 800-662-2739.
or securities. For any such funds or securities, the	The guidelines are also available from the
prospectus or the Statement of Additional Information	SEC’s website, www.sec.gov. In addition, you
contains a more detailed description of the limited	may obtain a free report on how your fund
relationship MSCI has with The Vanguard Group and	voted the proxies for securities it owned
any related funds.	during the 12 months ended June 30.
To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about
your fund at the SEC’s Public Reference
Room in Washington, D.C. To find out more
about this public service, call the SEC
at 202-551-8090. Information about your fund
is also available on the SEC’s website, and
you can receive copies of this information, for
a fee, by sending a request in either of two
ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail
addressed to the Public Reference Section,
Securities and Exchange Commission,
Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8712 082008

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: August 19, 2008

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: August 19, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.